                                                           File Nos. 333-54074
                                                                      811-7060
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  [ ]
  Pre-Effective Amendment No.                                            [ ]
  Post-Effective Amendment No. 3                                         [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [ ]
  Amendment No. 49                                                       [X]

                 (Check appropriate box or boxes.)

     METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
     -----------------------------------------------
     (Exact Name of Registrant)

     METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
     -------------------------------------------------
     (Name of Depositor)

     22 Corporate Plaza Drive, Newport Beach, California             92660
     ------------------------------------------------------        ----------
     (Address of Depositor's Principal Executive Offices)          (Zip Code)

Depositor's Telephone Number, including Area Code   (800) 989-3752

     Name and Address of Agent for Service
          James A. Shepherdson, III
          MetLife Investors Insurance Company of California
          22 Corporate Plaza Drive
          Newport Beach, California  92660
          (800) 989-3752

     Copies to:
          W. Thomas Conner               and Richard C. Pearson
          Sutherland, Asbill & Brennan   Executive Vice President,
          1275 Pennsylvania Avenue, NW   General Counsel and Secretary
          Washington, DC 20004           MetLife Investors Insurance Company
          (202)383-0590                     of California
                                         22 Corporate Plaza Drive
                                         Newport Beach, CA  92660



It is proposed that this filing will become effective:

__X__ immediately upon filing pursuant to paragraph (b) of Rule 485
_____ on May 1, 2002, pursuant to paragraph (b) of Rule 485
_____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
_____ on (date) pursuant to paragraph (a)(1) of Rule 485


If appropriate, check the following:

     _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered:
     Individual Variable Annuity Contracts




                           EXPLANATORY NOTE

===============================================================================
Different versions of the Prospectus will be created from this Registration Statement. The only difference between the versions of the Prospectuses created from this Registration Statement is the underlying funds available. The distribution system for each version of the Prospectus is different. The Prospectuses will be filed with the Commission pursuant to Rule 497 under the Securities Act of 1933. The Registrant undertakes to update this Explanatory Note, as needed, each time a Post-Effective Amendment is filed.
===============================================================================



          CROSS REFERENCE SHEET
          (required by Rule 495)

Item No.                                           Location
--------                                           -----------------------------
          PART A

Item 1.   Cover Page . . . . . . . . . . . . . .   Cover Page

Item 2.   Definitions  . . . . . . . . . . . . .   Index of Special Terms

Item 3.   Synopsis . . . . . . . . . . . . . . .   Highlights

Item 4.   Condensed Financial Information  . . .   Not Applicable

Item 5.   General Description of Registrant,
          Depositor, and Portfolio Companies . .   Other Information - MetLife Investors; The
                                                   Separate Account; Investment
                                                   Options; Appendix A

Item 6.   Deductions and Expenses. . . . . . . .   Expenses

Item 7.   General Description of Variable
          Annuity Contracts. . . . . . . . . . .   The Annuity Contract

Item 8.   Annuity Period . . . . . . . . . . . .   Income Phase

Item 9.   Death Benefit. . . . . . . . . . . . .   Death Benefit

Item 10.  Purchases and Contract Value . . . . .   Purchase

Item 11.  Redemptions. . . . . . . . . . . . . .   Access to Your Money

Item 12.  Taxes. . . . . . . . . . . . . . . . .   Taxes

Item 13.  Legal Proceedings. . . . . . . . . . .   None

Item 14.  Table of Contents of the Statement of
          Additional Information . . . . . . . .   Table of Contents of the
                                                   Statement of Additional
                                                   Information


          CROSS REFERENCE SHEET
          (required by Rule 495)

Item No.                                           Location
--------                                           -----------------------
          PART B

Item 15.  Cover Page . . . . . . . . . . . . . .   Cover Page

Item 16.  Table of Contents. . . . . . . . . . .   Table of Contents

Item 17.  General Information and History. . . .   Company

Item 18.  Services . . . . . . . . . . . . . . .   Not Applicable

Item 19.  Purchase of Securities Being Offered .   Not Applicable

Item 20.  Underwriters . . . . . . . . . . . . .   Distribution

Item 21.  Calculation of Performance Data. . . .   Calculation of Performance
                                                   Information

Item 22.  Annuity Payments . . . . . . . . . . .   Annuity Provisions

Item 23.  Financial Statements . . . . . . . . .   Financial Statements


                                     PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered in Part C to this Registration Statement.

                                     PART A



                          The Variable Annuity Contract
                                    issued by


                METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                                       and
                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE


This prospectus describes the flexible premium deferred variable annuity contract offered by MetLife Investors Insurance Company of California (MetLife Investors or we or us).

The annuity contract has 19 investment choices -- a fixed account which offers an interest rate which is guaranteed by us, and 18 investment portfolios listed below. You can put your money in the fixed account and/or any of these investment portfolios.

Met Investors Series Trust (Class B):

                Met/AIM Mid Cap Core Equity Portfolio
                Met/AIM Small Cap Growth Portfolio
                Janus Aggressive Growth Portfolio
                Lord Abbett Bond Debenture Portfolio
                Lord Abbett Growth and Income Portfolio
                MFS Research International Portfolio
                MFS Mid Cap Growth Portfolio
                Oppenheimer Capital Appreciation Portfolio
                PIMCO Innovation Portfolio
                PIMCO Total Return Portfolio
                PIMCO Money Market Portfolio
                Met/Putnam Research Portfolio
                State Street Research Concentrated International Portfolio Third Avenue Small Cap Value Portfolio

Metropolitan Series Fund, Inc. (Class B):

                MetLife Stock Index Portfolio

New England Zenith Fund:

                Davis Venture Value Series (Class E)
                Harris Oakmark Focused Value Series (Class B)
                Jennison Growth Series (Class B)

Please read this prospectus before investing and keep it on file for future reference. It contains important information about the MetLife Investors Variable Annuity Contract.

To learn more about the MetLife Investors Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2002. The SAI has been filed with the Securities and Exchange Commission
(SEC)and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page __ of this prospectus. For a free copy of the SAI, call us at (800) 343-8496 or write to us at: P.O. Box 10366, Des Moines, Iowa 50306-0366.

The Contracts:

o        are not bank deposits
o        are not federally insured
o        are not endorsed by any bank or government agency
o        are not guaranteed and may be subject to loss of principal

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

May 1, 2002

TABLE OF CONTENTS                                                          Page

INDEX OF SPECIAL TERMS
HIGHLIGHTS
FEE TABLE
EXAMPLES
1. THE ANNUITY CONTRACT
         Market Timing
2. PURCHASE
         Purchase Payments
         Allocation of Purchase Payments
         Purchase Payment Credit
         Free Look
         Accumulation Units
         Account Value
         Contract Exchanges
3. INVESTMENT OPTIONS
         Transfers
         Dollar Cost Averaging Programs
         Three Month Market Entry Program
         Automatic Rebalancing Program
         Asset Allocation Programs
         Voting Rights
         Substitution of Investment Options
4. EXPENSES
         Product Charges
         Account Fee
         Guaranteed Minimum Income Benefit - Living Benefit Rider Charge Withdrawal Charge
         Reduction or Elimination of the Withdrawal Charge
         Premium and Other Taxes
         Transfer Fee
         Income Taxes
         Investment Portfolio Expenses
5. ANNUITY PAYMENTS (THE INCOME PHASE)
         Annuity Date
         Annuity Payments
         Annuity Options
         Guaranteed Minimum Income Benefit - Living Benefit
6. FEDERAL INCOME TAX STATUS
         Introduction
         Retirement Plans Offering Federal Tax Benefits
         Taxation of the Company
         Tax Status of the Contract
         Taxation of Annuities
         Qualified Contracts
         TSA Plans
         IRAs, SEPs, SARSEPs and SIMPLE IRAs
         Roth IRAs
         Qualified Plans
         Mandatory Withholding on Certain Distributions
         Qualified Plans, TSA Plans, IRAs, SEPs, SARSEPs, SIMPLE IRAs, and Roth
           IRAs
         Withholding
         Possible Changes in Taxation
         Other Tax Consequences
         General
7. ACCESS TO YOUR MONEY
         Systematic Withdrawal Program
         Suspension of Payments or Transfers
8. PERFORMANCE
9. DEATH BENEFIT
         Upon Your Death
         Standard Death Benefit - Annual Step-Up
         Optional Death Benefit - Compounded-Plus
         Additional Death Benefit - Earnings Preservation Benefit
         General Death Benefit Provisions
         Death of Annuitant
         Controlled Payout
10. OTHER INFORMATION
         MetLife Investors
         The Separate Account
         Distributor
         Requests and Elections
         Ownership
         Financial Statements
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

APPENDIX A
Condensed Financial Information

APPENDIX B
Participating Investment Portfolios

APPENDIX C
EDCA Examples with Multiple Purchase Payments


                             INDEX OF SPECIAL TERMS

Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.

                                                                            Page

Account Value
Accumulation Phase
Accumulation Unit
Annuitant
Annuity Date
Annuity Options
Annuity Payments
Annuity Unit
Beneficiary
Business Day
Fixed Account
Income Base
Income Phase
Investment Portfolios
Joint Owner
Owner
Purchase Payment
Separate Account

HIGHLIGHTS

The variable annuity contract that we are offering is a contract between you, the owner, and us, the insurance company. The contract provides a means for investing on a tax-deferred basis in our fixed account and the investment portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select the guaranteed minimum income benefit ("Living Benefit").

MetLife Investors adds a Purchase Payment Credit to your contract each time you make a purchase payment prior to the contract anniversary immediately preceding your 81st birthday. The amount of the credit is 5% (an additional 1% credit is added if your total purchase payments equal $1 million or more). The expenses for a contract with a Purchase Payment Credit may be higher than expenses for a contract without a credit. The amount of the Purchase Payment Credit may be more than offset by the fees and charges associated with the credit. A portion of certain charges (the mortality and expense charge and the withdrawal charge) assessed under the contract are used to fund the credit.

The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the accumulation phase, we may assess a withdrawal charge of up to 8%. The income phase occurs when you or a designated payee begin receiving regular annuity payments from your contract. You and the annuitant (the person on whose life we base annuity payments) do not have to be the same.

You can have annuity payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable payments, the amount of the variable annuity payments will depend upon the investment performance of the investment portfolios you select for the income phase. If you choose fixed payments, the amount of each payment is the same for the income phase.

The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan.

FREE LOOK. You may cancel the contract within 10 days after receiving it (or whatever period is required in your state). We will return the account value less the adjusted Purchase Payment Credit. The adjusted Purchase Payment Credit is equal to the lesser of: (1) the portion of the account value that is attributable to the Purchase Payment Credit; or (2) the total of Purchase Payment Credit(s). This means that you receive any investment gain on the Purchase Payment Credit(s) and MetLife Investors bears any loss. We will return your payment if required by law.

TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a non-qualified contract during the accumulation phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59-1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the income phase are considered partly a return of your original investment until your investment is returned.

INQUIRIES.  If you need more information, please contact us at:

                     MetLife Investors Distribution Company
                                 P.O. Box 10366
                           Des Moines, Iowa 50306-0366
                                 (800) 343-8496

ELECTRONIC DELIVERY. As an owner you may receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the investment portfolios and other contract related documents. Contact us at www.metlifeinvestors.com for more information and to enroll.

FEE TABLE
The purpose of the Fee Table below is to show you the various expenses you will incur directly or indirectly with the contract. The Fee Table reflects expenses of the Separate Account as well as of the investment portfolios. The annual expenses of the portfolios and the examples are based on data provided by the respective underlying fund companies. We have not independently verified such data.

Owner Transaction Expenses

Withdrawal Charge: (see Note 1 on page __)
(as a percentage of purchase payments)

Number of Complete Years
from Receipt of Purchase Payment                           % Charge
--------------------------------                           --------
0                                                             8
1                                                             8
2                                                             8
3                                                             7
4                                                             6
5                                                             5
6                                                             4
7                                                             3
8                                                             2
9 and thereafter                                              0

Transfer Fee:
         No charge for first 12 transfers in a contract year; thereafter, the fee is $25 per transfer. (MetLife Investors is currently waiving the transfer fee but reserves the right to charge it in the future.)

Account Fee: (see Note 2 on page __)
         $30 on the last day of each contract year if account value is less than $50,000.

Living Benefit Rider Charge (If you select the Living Benefit rider)
         (See "Annuity Payments (The Income Phase) - Guaranteed Minimum Income Benefit" for a definition of Income Base)

         .35% of Income Base

Separate Account Annual Expenses (referred to as Separate Account Product Charges) (as a percentage of average account value in separate account)

Mortality and Expense Charge                                  1.40%
Administration Charge                                          .25%
                                                              ------
Total Separate Account Annual Expenses                        1.65%

Death Benefit Rider Charges (If you select other death benefit riders) (as a percentage of average account value in Separate Account)


Compounded-Plus Death Benefit                                  .15%
Additional Death Benefit-Earnings Preservation Benefit         .25%

Investment Portfolio Expenses: (as a percentage of the average daily net assets of an investment portfolio)

                                                          Management                      Other          Total Annual
                                                            Fees                         Expenses      Portfolio Expenses
                                                           (after                         (after        (after expense
                                                            fee                           expense     reimbursement and/or
                                                           waivers                       reimburse-       fee waivers
                                                            for          12b-1 Fees/     ment for            for
                                                           certain        Service        certain           certain
                                                          Portfolios)      Fees         Portfolios)       Portfolios)
----------------------------------------------------  ---------------- -------------- ---------------    ---------------
MET INVESTORS SERIES TRUST (Class B) (1)
       Met/AIM Mid Cap Core Equity Portfolio                .00%           .25%            .90%               1.15%
       Met/AIM Small Cap Growth Portfolio                   .00%           .25%           1.05%               1.30%
       Janus Aggressive Growth Portfolio                    .00%           .25%            .85%               1.10%
       Lord Abbett Bond Debenture Portfolio                 .57%           .25%            .13%                .95%
       Lord Abbett Growth and Income Portfolio              .59%           .25%            .05%                .89%
       MFS Research International Portfolio                 .00%           .25%           1.00%               1.25%
       MFS Mid Cap Growth Portfolio                         .00%           .25%            .80%               1.05%
       Oppenheimer Capital Appreciation Portfolio           .00%           .25%            .75%               1.00%
       PIMCO Innovation Portfolio                           .00%           .25%           1.10%               1.35%
       PIMCO Total Return Portfolio                         .00%           .25%            .65%                .90%
       PIMCO Money Market Portfolio                         .00%           .25%            .50%                .75%
       Met/Putnam Research Portfolio                        .00%           .25%            .85%               1.10%
       State Street Research Concentrated
          International Portfolio                           .00%           .25%           1.10%               1.35%
       Third Avenue Small Cap Value Portfolio               .00%           .25%            .95%               1.20%

METROPOLITAN SERIES FUND, INC. (Class B)
       MetLife Stock Index Portfolio                        .25%           .25%            .06%                .56%

NEW ENGLAND ZENITH FUND
        Davis Venture Value Series (Class E)                .75%           .15%            .08%                .98%
        Harris Oakmark Focused Value Series (Class B)       .75%           .25%            .12%               1.12%
        Jennison Growth Series (Class B)                    .67%           .25%            .09%               1.01%

(1) Met Investors Advisory Corp. (now Met Investors Advisory, LLC) ("investment manager") and Met Investors Series Trust have entered into an Expense Limitation Agreement whereby, for a period of at least through April 30, 2003, the total of management fees and other expenses (excluding any 12b-1 fees) of certain Portfolios will not exceed, in any year in which the Agreement is in effect, the following percentages: .90% for the Met/AIM Mid Cap Core Equity Portfolio; 1.05% for the Met/AIM Small Cap Growth Portfolio; .85% for the Janus Aggressive Growth Portfolio; .70% for the Lord Abbett Bond Debenture Portfolio; .65% for the Lord Abbett Growth and Income Portfolio; 1.00% for the MFS Research International Portfolio; .80% for the MFS Mid Cap Growth Portfolio; .75% for the Oppenheimer Capital Appreciation Portfolio; 1.10% for the PIMCO Innovation Portfolio; .65% for the PIMCO Total Return Portfolio; .50% for the PIMCO Money Market Portfolio; ..85% for the Met/Putnam Research Portfolio; 1.10% for the State Street Research Concentrated International Portfolio; and .95% for the Third Avenue Small Cap Value Portfolio.

Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may, with the approval of the Trust's Board of Trustees, be repaid to the investment manager. Absent these expense reimbursement arrangements (and including 12b-1 fees), the total annualized percentage portfolio expenses for the year ending December 31, 2001, were: 7.18% for the Met/AIM Mid Cap Core Equity Portfolio; 5.22% for the Met/AIM Small Cap Growth Portfolio; 4.03% for the Janus Aggressive Growth Portfolio; .98% for the Lord Abbett Bond Debenture Portfolio; 5.33% for the MFS Research International Portfolio; 2.60% for the MFS Mid Cap Growth Portfolio; 3.21% for the Oppenheimer Capital Appreciation Portfolio; 4.21% for the PIMCO Innovation Portfolio; 1.40% for the PIMCO Total Return Portfolio; 2.42% for the PIMCO Money Market Portfolio; 1.94% for the Met/Putnam Research Portfolio; 5.69% for the State Street Research Concentrated International Portfolio; and 1.95% for the Third Avenue Small Cap Value Portfolio. Third Avenue Small Cap Value Portfolio has not commenced operations and portfolio expenses are estimated for the year ended December 31, 2002.

Explanation of Fee Table:

1. If you make a partial or full withdrawal from your contract during the accumulation phase, and the amount you withdraw is determined to include the withdrawal of prior purchase payments, a withdrawal charge is assessed as a percentage of those purchase payment(s). Amounts will be withdrawn from your contract in the following order: (1) earnings in your contract; then (2) the "free withdrawal amount"; then (3) purchase payments not previously withdrawn, in the order such purchase payments were made. There is no free withdrawal amount during the first contract year. Each contract year after the first, the free withdrawal amount is 10% of your total purchase payments, less the total free withdrawal amount previously withdrawn in the same contract year. Any unused free withdrawal amount in one contract year does not carry over to the next contract year. During the accumulation phase, we will not charge the account fee if the value of your contract is $50,000 or more on the last day of the contract year, although, if you make a complete withdrawal, we will charge the account fee.

2. Premium or other taxes are not reflected. Any taxes paid by us to any government entity relating to the contract will be deducted on or after the date it is incurred.

EXAMPLES

o The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

o For purposes of the examples, the assumed average contract size is $30,000.

o The examples assume that applicable fee waivers and/or reimbursements for the portfolios will continue for the periods shown.

o Chart 1 below assumes that you do not select other death benefit riders or the Living Benefit rider, which is the least expensive way to purchase the contract. In this example, the Separate Account Product Charges equal 1.65%, on an annual basis.

o Chart 2 assumes you select the Compounded-Plus Death Benefit, the Additional Death Benefit - Earnings Preservation Benefit, plus the Living Benefit rider, which is the most expensive way to purchase the contract. In this example, the Separate Account Product Charges equal 2.05%, on an annual basis.

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets: (a) if you surrender the contract at the end of each time period; (b) if you do not surrender the contract or if you apply the account value to an annuity option.

CHART 1

                                                                                           Time Periods
                                                                   ---------------------------------------------------------
                                                                      Time           Time            Time            Time
                                                                     1 Year         3 Year          5 Year          10 Year
Met Investors Series Trust (Class B)

   Met/AIM Mid Cap Core Equity Portfolio                  (a)       109.29(a)       164.51(a)       212.21(a)       334.03
                                                          (b)        29.29(b)        92.51(b)       158.21(b)       334.03

   Met/AIM Small Cap Growth Portfolio                     (a)       110.79(a)       169.09(a)       219.79(a)       348.74
                                                          (b)        30.79(b)        97.09(b)       165.79(b)       348.74

   Janus Aggressive Growth Portfolio                      (a)       108.79(a)       162.98(a)       209.66(a)       329.07
                                                          (b)        28.79(b)        90.98(b)       155.66(b)       329.07

   Lord Abbett Bond Debenture Portfolio                   (a)       107.30(a)       158.37(a)       201.99(a)       314.03
                                                          (b)        27.30(b)        86.37(b)       147.99(b)       314.03

   Lord Abbett Growth and Income Portfolio                (a)       106.70(a)       156.52(a)       198.91(a)       307.95
                                                          (b)        26.70(b)        84.52(b)       144.91(b)       307.95

   MFS Research International Portfolio                   (a)       110.29(a)       167.56(a)       217.27(a)       343.86
                                                          (b)        30.29(b)        95.56(b)       163.27(b)       343.86

   MFS Mid Cap Growth Portfolio                           (a)       108.30(a)       161.44(a)       207.11(a)       324.09
                                                          (b)        28.30(b)        89.44(b)       153.11(b)       324.09

   Oppenheimer Capital Appreciation Portfolio             (a)       107.80(a)       159.91(a)       204.56(a)       319.07
                                                          (b)        27.80(b)        87.91(b)       150.56(b)       319.07

   PIMCO Innovation Portfolio                             (a)       111.28(a)       170.61(a)       222.31(a)       353.59
                                                          (b)        31.28(b)        98.61(b)       168.31(b)       353.59

   PIMCO Total Return Portfolio                           (a)       106.80(a)       156.83(a)       199.42(a)       308.97
                                                          (b)        26.80(b)        84.83(b)       145.42(b)       308.97

   PIMCO Money Market Portfolio                           (a)       105.30(a)       152.19(a)       191.67(a)       293.59
                                                          (b)        25.30(b)        80.19(b)       137.67(b)       293.59

   Met/Putnam Research Portfolio                          (a)       108.79(a)       162.98(a)       209.66(a)       329.07
                                                          (b)        28.79(b)        90.98(b)       155.66(b)       329.07

   State Street Research Concentrated International       (a)       111.28(a)       170.61(a)       222.31(a)       353.59
     Portfolio                                            (b)        31.28(b)        98.61(b)       168.31(b)       353.59

   Third Avenue Small Cap Value Portfolio                 (a)       109.79(a)       166.03(a)       214.74(a)       338.96
                                                          (b)        29.79(b)        94.03(b)       160.74(b)       338.96

Metropolitan Series Fund, Inc. (Class B)

   Metlife Stock Index Portfolio                          (a)       103.40(a)       146.29(a)       181.77(a)       273.76
                                                          (b)        23.40(b)        74.29(b)       127.77(b)       273.76

New England Zenith Fund

   Davis Venture Value Series (Class E)                   (a)       107.60(a)       159.29(a)       203.53(a)       317.06
                                                          (b)        27.60(b)        87.29(b)       149.53(b)       317.06

   Harris Oakmark Focused Value Series (Class B)          (a)       108.99(a)       163.59(a)       210.68(a)       331.06
                                                          (b)        28.99(b)        91.59(b)       156.68(b)       331.06

   Jennison Growth Series (Class B)                       (a)       107.90(a)       160.21(a)       205.07(a)       320.08
                                                          (b)        27.90(b)        88.21(b)       151.07(b)       320.08




CHART 2
                                                                                           Time Periods
                                                                   ---------------------------------------------------------
                                                                      Time           Time            Time            Time
                                                                     1 Year         3 Year          5 Year          10 Year

Met Investors Series Trust (Class B)

   Met/AIM Mid Cap Core Equity Portfolio                  (a)       116.74(a)       187.19(a)       249.56(a)       405.20
                                                          (b)        36.74(b)       115.19(b)       195.56(b)       405.20

   Met/AIM Small Cap Growth Portfolio                     (a)       118.22(a)       191.66(a)       256.85(a)       418.74
                                                          (b)        38.22(b)       119.66(b)       202.85(b)       418.74

   Janus Aggressive Growth Portfolio                      (a)       116.24(a)       185.69(a)       247.11(a)       400.64
                                                          (b)        36.24(b)       113.69(b)       193.11(b)       400.64

   Lord Abbett Bond Debenture Portfolio                   (a)       114.76(a)       181.19(a)       239.74(a)       386.79
                                                          (b)        34.76(b)       109.19(b)       185.74(b)       386.79

   Lord Abbett Growth and Income Portfolio                (a)       114.16(a)       179.38(a)       236.77(a)       381.19
                                                          (b)        34.16(b)       107.38(b)       182.77(b)       381.19

   MFS Research International Portfolio                   (a)       117.72(a)       190.17(a)       254.43(a)       414.25
                                                          (b)        37.72(b)       118.17(b)       200.43(b)       414.25

   MFS Mid Cap Growth Portfolio                           (a)       115.75(a)       184.19(a)       244.66(a)       396.05
                                                          (b)        35.75(b)       112.19(b)       190.66(b)       396.05

   Oppenheimer Capital Appreciation Portfolio             (a)       115.25(a)       182.69(a)       242.20(a)       391.43
                                                          (b)        35.25(b)       110.69(b)       188.20(b)       391.43

   PIMCO Innovation Portfolio                             (a)       118.71(a)       193.15(a)       259.27(a)       423.20
                                                          (b)        38.71(b)       121.15(b)       205.27(b)       423.20

   PIMCO Total Return Portfolio                           (a)       114.26(a)       179.69(a)       237.27(a)       382.13
                                                          (b)        34.26(b)       107.69(b)       183.27(b)       382.13

   PIMCO Money Market Portfolio                           (a)       112.77(a)       175.16(a)       229.82(a)       367.98
                                                          (b)        32.77(b)       103.16(b)       175.82(b)       367.98

   Met/Putnam Research Portfolio                          (a)       116.24(a)       185.69(a)       247.11(a)       400.64
                                                          (b)        36.24(b)       113.69(b)       193.11(b)       400.64

   State Street Research Concentrated International       (a)       118.71(a)       193.15(a)       259.27(a)       423.20
     Portfolio                                            (b)        38.71(b)       121.15(b)       205.27(b)       423.20

   Third Avenue Small Cap Value Portfolio                 (a)       117.23(a)       188.68(a)       251.99(a)       409.74
                                                          (b)        37.23(b)       116.68(b)       197.99(b)       409.74

Metropolitan Series Fund, Inc. (Class B)

   Metlife Stock Index Portfolio                          (a)       110.89(a)       169.39(a)       220.30(a)       349.71
                                                          (b)        30.89(b)        97.39(b)       166.30(b)       349.71

New England Zenith Fund

   Davis Venture Value Series (Class E)                   (a)       115.05(a)       182.09(a)       241.22(a)       389.58
                                                          (b)        35.05(b)       110.09(b)       187.22(b)       389.58

   Harris Oakmark Focused Value Series (Class B)          (a)       116.44(a)       186.29(a)       248.09(a)       402.46
                                                          (b)        36.44(b)       114.29(b)       194.09(b)       402.46

   Jennison Growth Series (Class B)                       (a)       115.35(a)       182.99(a)       242.70(a)       392.36
                                                          (b)        35.35(b)       110.99(b)       188.70(b)       392.36

1.  THE ANNUITY CONTRACT

This prospectus describes the Variable Annuity Contract offered by us.

The variable annuity contract is a contract between you as the owner, and us, the insurance company, where we promise to pay an income to you, in the form of annuity payments, beginning on a designated date that you select. Until you decide to begin receiving annuity payments, your annuity is in the accumulation phase. Once you begin receiving annuity payments, your contract switches to the income phase.

The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract.

The contract is called a variable annuity because you can choose among the investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the investment portfolios you select for the income phase.

In most states, the contract also contains a fixed account (contact your registered representative regarding your state). The fixed account is not offered by this prospectus. The fixed account offers an interest rate that is guaranteed by us, and the minimum guaranteed interest rate will vary based on the state as to which the contract is issued. If you select the fixed account, your money will be placed with our other general account assets. If you select the fixed account, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the total interest credited to your contract. The amount of the annuity payments you receive during the income phase from the fixed account portion of the contract will remain level for the entire income phase, provided that the payment may increase in the event you make a transfer from the Separate Account to the fixed account. Please see the terms of your actual contract for more detailed information.

As owner of the contract, you exercise all interest and rights under the contract. You can change the owner at any time by notifying us in writing. The contract may be owned generally by joint owners (limited to two natural persons). We have described more information on this under "Other Information."

MARKET TIMING

The contracts and the underlying investment portfolios are not designed for professional "market timing" organizations or other organizations or individuals engaging in a market timing strategy, making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolios. These kinds of strategies and transfer activities are disruptive to the underlying investment portfolios in which the Separate Account invests. If we determine that the exercise of the transfer right by you among the investment portfolios is or would be disruptive to the underlying portfolios or may disadvantage other owners, we may, in accordance with the terms of the contracts, impose restrictions on the allocation of purchase payments or transfers of account value. (See "Purchase - Allocation of Purchase Payments" and "Investment Options - Transfers.")


2.  PURCHASE

PURCHASE PAYMENTS

A purchase payment is the money you give us to invest in the contract. The initial purchase payment is due on the date the contract is issued. We reserve the right to reject any purchase payment. Subject to the minimum and maximum payment requirements (see below), you may make additional purchase payments.

o      The minimum initial purchase payment we will accept is $10,000.

o If you want to make an initial purchase payment of $1 million or more, or an additional purchase payment that would cause your total purchase payments to exceed $1 million, you will need our prior approval.

o You can make additional purchase payments of $500 or more to either type of contract (qualified and non-qualified) unless you have elected an electronic funds transfer program approved by us, in which case the minimum additional purchase payment is $100 per month.

We may terminate your contract by paying you the account value, in one sum, if prior to the annuity date, you do not make purchase payments for two consecutive contract years, the total amount of purchase payments made, less any partial withdrawals, is less than $2,000, and the account value on or after the end of such two year period is less than $2,000.

ALLOCATION OF PURCHASE PAYMENTS

When you purchase a contract, we will allocate your purchase payment to the fixed account and/or any of the investment portfolios you have selected. Each allocation must be at least $500 and must be in whole numbers.

We have reserved the right to restrict payments to the fixed account if any of the following conditions exist:

o the credited interest rate on the fixed account is equal to the guaranteed minimum rate; or

o your account value in the fixed account equals or exceeds our published maximum for fixed account allocation (currently, there is no limit); or

o a transfer was made out of the fixed account within the previous 180 days.

If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise. You may change your allocation instructions at any time by notifying us in writing or by calling us. If there are joint owners, unless we are instructed to the contrary, we will accept allocation instructions from either joint owner.

Once we receive your purchase payment and the necessary information, we will issue your contract and allocate your first purchase payment within 2 business days. A business day is each day that the New York Stock Exchange is open for business. A business day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you add more money to your contract by making additional purchase payments, we will credit these amounts to your contract within one business day.

PURCHASE PAYMENT CREDIT

Each time you make a purchase payment prior to the contract anniversary immediately preceding your 81st birthday, MetLife Investors will credit an additional amount (Purchase Payment Credit) to your contract. The Purchase Payment Credit is equal to 5%. For contracts with purchase payments of $1,000,000 or more, the amount of the credit increases to 6%. The additional 1% credit will not be applied retroactively (which means that the additional 1% credit will only be applied to payments that bring your total purchase payments to the $1 million level and all subsequent payments).

If you exercise the free-look provision, MetLife Investors will take back the Purchase Payment Credit(s) as described below.

Each Purchase Payment Credit will be allocated to the contract in the same proportion as the applicable purchase payment. All Purchase Payment Credits are treated as earnings under the contract. If joint owners are named, the age of the oldest owner will apply. If a non-natural person owns the contract, then the annuitant's age will apply.

FREE LOOK

If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or, the period required in your state). When you cancel the contract within this "free look" period, we will not assess a withdrawal charge. We will return the account value less the adjusted Purchase Payment Credit. The adjusted Purchase Payment Credit is equal to the lesser of: (1) the portion of the account value that is attributable to the Purchase Payment Credit, or (2) the total of Purchase Payment Credit(s). This means that you receive any investment gain on the Purchase Payment Credit(s) and MetLife Investors bears any loss. In certain states, we are required to give you back your purchase payment if you decide to cancel your contract during the free look period.

ACCUMULATION UNITS

The portion of your account value allocated to the Separate Account will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of this portion of your account value, we use a unit of measure we call an accumulation unit. (An accumulation unit works like a share of a mutual fund.) During the income phase of the contract we call the unit an annuity unit.

Every business day we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:

1) dividing the net asset value per share of the investment portfolio at the end of the current business day, plus any dividend or capital gains per share declared on behalf of the investment portfolio as of that day, by the net asset value per share of the investment portfolio for the previous business day, and

2) multiplying it by one minus the Separate Account product charges (including any death benefit rider charge) for each day since the last business day and any charges for taxes.

The value of an accumulation unit may go up or down from day to day.

When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.

We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day and then credit your contract.

EXAMPLE:

On Monday we receive an additional purchase payment of $5,000 from you. We add an additional $250 to your contract as a Purchase Payment Credit. You have told us you want this to go to the Lord Abbett Growth and Income Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Lord Abbett Growth and Income Portfolio is $12.50. We then divide $5,250 by $12.50 and credit your contract on Monday night with 420 accumulation units for the Lord Abbett Growth and Income Portfolio.

ACCOUNT VALUE

Account value is equal to the sum of your interests in the investment portfolios and the fixed account. Your interest in each investment portfolio is determined by multiplying the number of accumulation units for that portfolio by the value of the accumulation unit.

CONTRACT EXCHANGES

Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, you might have to pay a surrender charge on your old annuity, and there will be a new surrender charge period for this contract and other charges may be higher (or lower) and the benefits may be different. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest.


3. INVESTMENT OPTIONS

The contract offers 18 investment portfolios which are listed below. Additional investment portfolios may be available in the future.

You should read the prospectuses for these funds carefully. Copies of these prospectuses will accompany or precede the delivery of your contract. You can obtain copies of the fund prospectuses by calling or writing to us at: MetLife Investors Insurance Company, Annuity Service Office, P.O. Box 10366, Des Moines, Iowa 50306-0366, (800) 343-8496. Certain investment portfolios described in the portfolio prospectuses may not be available with your contract. (See Appendix B which contains a summary of investment objectives and strategies for each investment portfolio.)

The investment objectives and policies of certain of the investment portfolios are similar to the investment objectives and policies of other mutual funds that certain of the same investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers.

An investment portfolio's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings
(IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an investment portfolio with a small asset base. An investment portfolio may not experience similar performance as its assets grow.

Shares of the investment portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with us. Certain investment portfolios may also be sold directly to qualified plans. The funds believe that offering their shares in this manner will not be disadvantageous to you.

An investment adviser of an investment portfolio or affiliates of the adviser may compensate MetLife Investors and/or certain of its affiliates for administrative, distribution, or other services relating to the investment portfolios. We (or our affiliates) may also be compensated with 12b-1 fees from investment portfolios. This compensation is based on assets of the investment portfolio attributable to the contracts and certain other variable insurance products that we and our affiliates issue. Some investment portfolios or their advisers (or other affiliates) may pay us more than others and the amounts paid may be significant.

MET INVESTORS SERIES TRUST (Class B)
------------------------------------

Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory, LLC (Met Investors Advisory), an affiliate of MetLife Investors, is the investment manager of Met Investors Series Trust. Met Investors Advisory has engaged subadvisers to provide investment advice for the individual investment portfolios. The following Class B portfolios are available under the contract:

     o   Met/AIM Mid Cap Core Equity Portfolio
     o   Met/AIM Small Cap Growth Portfolio
     o   Janus Aggressive Growth Portfolio
     o   Lord Abbett Bond Debenture Portfolio
     o   Lord Abbett Growth and Income Portfolio
     o   MFS Research International Portfolio
     o   MFS Mid Cap Growth Portfolio
     o   Oppenheimer Capital Appreciation Portfolio
     o   PIMCO Innovation Portfolio
     o   PIMCO Total Return Portfolio
     o   PIMCO Money Market Portfolio
     o   Met/Putnam Research Portfolio
     o   State Street Research Concentrated International Portfolio
     o   Third Avenue Small Cap Value Portfolio

METROPOLITAN SERIES FUND, INC. (Class B)
----------------------------------------

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors, is the investment adviser to the portfolios. Metropolitan Life Insurance Company is the sub-investment manager for the MetLife Stock Index Portfolio. The following Class B portfolio is available under the contract:

     o   MetLife Stock Index Portfolio

NEW ENGLAND ZENITH FUND

New England Zenith Fund is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors, is the investment adviser. MetLife Advisers has hired subadvisers to make the day-to-day investment decisions. The following portfolios are available under the contract:

     o   Davis Venture Value Series (Class E)
     o   Harris Oakmark Focused Value Series (Class B)
     o   Jennison Growth Series (Class B)

TRANSFERS

You can transfer a portion of your account value among the fixed account and the investment portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers during the accumulation phase but reserve the right to limit this in the future. We may also limit transfers in circumstances of market timing or other transfers we determine are or would be to the disadvantage of other contract owners. (See The Annuity Contract - Market Timing.) We are not currently charging a transfer fee but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the investment portfolio or fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.

You can make a transfer to or from the fixed account and to or from any investment portfolio, subject to the limitations below. All transfers made on the same business day will be treated as one transfer. The following apply to any transfer:

o Your request for transfer must clearly state which investment portfolio(s) or the fixed account are involved in the transfer.

o Your request for transfer must clearly state how much the transfer is for.

o The minimum amount you can transfer is $500 from an investment portfolio, or your entire interest in the investment portfolio, if less (this does not apply to pre- scheduled transfer programs).

o The minimum amount that may be transferred from the fixed account is $500, or your entire interest in the fixed account. Transfers out of the fixed account during the accumulation phase are limited to the greater of: (a) 25% of the fixed account value at the beginning of the contract year, or (b) the amount transferred out of the fixed account in the prior contract year.

o During the accumulation phase, your right to make transfers is subject to limitations or modification by us if we determine, in our sole opinion, that the exercise of the right by one or more owners with interests in the investment portfolio is, or would be to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right that is considered by us to be to the disadvantage of other owners. We will notify you in advance of any restrictions on transfers by written notice. A limitation or modification could be applied to transfers to, or from, one or more of the investment portfolios and could include, but is not limited to:

       >    The requirement of a minimum time period between each transfer;

       > Not accepting a transfer request from an agent acting under a power of attorney on behalf of more than one owner;

       > Limiting the dollar amount that may be transferred between the investment portfolios by an owner at any one time;

       > Requiring that a written transfer request be provided to us, signed by an owner.

o During the accumulation phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another investment portfolio). In such a case, the redemption order would be processed at the source investment portfolio's next determined accumulation unit value. However, the purchase of the new investment portfolio would be effective at the next determined accumulation unit value for the new investment portfolio only after we receive the proceeds from the source investment portfolio, or we otherwise receive cash on behalf of the source investment portfolio.

o For transfers during the accumulation phase, we have reserved the right to restrict transfers to the fixed account if either of the following conditions exist:

       >    The credited interest rate is equal to the guaranteed minimum rate;
            or

       > Your account value in the fixed account equals or exceeds our published maximum for fixed account contract values (currently, there is no limit); or

       > A transfer was made out of the fixed account within the previous 180 days.

o During the income phase, you cannot make transfers from the fixed account to the investment portfolios. You can, however, make transfers during the income phase from the investment portfolios to the fixed account and among the investment portfolios.

TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone or other means acceptable to us. To elect this option, you must first provide us with a notice in a form that we may require. If you own the contract with a joint owner, unless we are instructed otherwise, we will accept instructions from either you or the other owner. (See "Other Information - Requests and Elections.") All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of a day when we receive a notice containing all the required information necessary to process the request.

PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging, Three Month Market Entry, Automatic Rebalancing and Asset Allocation Programs.

DOLLAR COST AVERAGING PROGRAMS

We offer two dollar cost averaging programs described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the accumulation phase.

We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus.

The two dollar cost averaging programs are:

1.     STANDARD DOLLAR COST AVERAGING (DCA)

       This program is for new purchase payments only and allows you to systematically transfer a set amount each month from the fixed account or a money market investment portfolio to any of the other investment portfolio(s). These transfers are made on a date you select or, if you do not select a date, on the date that purchase payments (including Purchase Payment Credits applied to your contract)are allocated to the dollar cost averaging program. You can terminate the program at any time, at which point transfers under the program will stop.

2.     ENHANCED DOLLAR COST AVERAGING PROGRAM (EDCA)

       The Enhanced Dollar Cost Averaging (EDCA) Program allows you to systematically transfer amounts from the EDCA account in the general account to any investment portfolio(s). The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.

       You can make subsequent purchase payments while you have an active EDCA account in effect. Subsequent purchase payments may be allocated by you to your existing EDCA account. When this happens we create "buckets" within your EDCA account.

       o The EDCA transfer amount will be increased by the subsequent purchase payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.

       o Each allocation (bucket) resulting from a subsequent purchase payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.

       o Allocations (buckets) resulting from each purchase payment, along with the interest credited, will be transferred on a first-in-first out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.

       (See Appendix C for further examples of EDCA with multiple purchase payments.)

       The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The interest rate earned in an EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any investment portfolio.

       The first transfer we make under the EDCA program is the date your purchase payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for purchase payments allocated on the 29th, 30th, or 31st day of a month. If such a day is not a business day, the transfer will take place on the next business day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.

         If you decide you no longer want to participate in the program, all money remaining in your Enhanced DCA account will be transferred to the Money Market Portfolio, unless you specify otherwise.

THREE MONTH MARKET ENTRY PROGRAM

Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the Enhanced Dollar Cost Averaging Program, except it is of 3 months duration.

AUTOMATIC REBALANCING PROGRAM

Once your money has been allocated to the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance quarterly, semi-annually or annually. We will measure these periods from the anniversary of the date we issued your contract. If a Dollar Cost Averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current EDCA or DCA allocations. If you are not participating in a Dollar Cost Averaging program, we will make allocations based upon your current purchase payment allocations, unless you tell us otherwise.

The Automatic Rebalancing Program is available only during the accumulation phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee.

EXAMPLE:

   Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the Lord Abbett Bond Debenture Portfolio and 60% to be in the Janus Aggressive Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Lord Abbett Bond Debenture Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the Lord Abbett Bond Debenture Portfolio to bring its value back to 40% and use the money to buy more units in the Janus Aggressive Growth Portfolio to increase those holdings to 60%.

ASSET ALLOCATION PROGRAMS

We currently make available an asset allocation program called the Asset Allocation Solution. Asset allocation is the process of investing in different asset classes - such as equity funds, fixed income funds and money market funds
- depending on your personal investing goals, tolerance for risk and investment time horizon. By spreading your money among a variety of asset classes, you may be able to reduce the risk of volatility of investing, although there are no guarantees, and asset allocation does not insure a profit or protect against loss in a declining market. The Asset Allocation Solution program is fully described in a brochure, and this brochure and the terms of the program should be reviewed with your account representative or other financial adviser.

If you elect to participate in the program, you must select one of five asset allocation strategies, each of which represents a diversified allocation of your account value allocated to the Separate Account among investment portfolios with a different level of risk. The strategies are: defensive allocation; moderate allocation; balanced allocation; growth allocation and aggressive allocation. Upon selection of a strategy, we will allocate all purchase payments in accordance with the percentage allocations provided for in such strategy. Each strategy will be updated periodically (at least annually) in light of changing circumstances and risks of the portfolio. By electing to participate in the program, you authorize us to automatically reallocate your account value allocated to the Separate Account to reflect the updated strategy.

Your participation in the Program is subject to the program's terms and conditions, and you may terminate your participation or change strategies at any time upon notice to us. We reserve the right to modify or terminate the program.

RECOGNIZED PROGRAMS. We also recognize the value to certain owners of having available, on a continuous basis, advice for the allocation of your money among the investment portfolios available under the contract. Certain providers of these types of services have agreed to provide such services to owners in accordance with our administrative rules regarding such programs. We have made no independent investigation of these programs. We have only established that these programs are compatible with our administrative systems and rules. Recognized asset allocation programs are only available during the accumulation phase. Currently, we do not charge for participating in a recognized asset allocation program.

If you participate in a Recognized Asset Allocation Program, the transfers made under the program are not taken into account in determining any maximum number of transfers or transfer fees, excluding limits on market timing (See "The Annuity Contract - Market Timing.")

VOTING RIGHTS

We are the legal owner of the investment portfolio shares. However, we believe that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

SUBSTITUTION OF INVESTMENT OPTIONS

If investment in the investment portfolios or a particular investment portfolio is no longer possible, in our judgment becomes inappropriate, or for any other reason in our sole discretion, we may substitute another investment portfolio or investment portfolios without your consent. The substituted investment portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of the future purchase payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission. Furthermore, we may close investment portfolios to allocation of purchase payments or account value, or both, at any time in our sole discretion.


4. EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:

PRODUCT CHARGES

SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to any death benefit riders). We do this as part of our calculation of the value of the accumulation units and the annuity units.

MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge which is equal, on an annual basis, to 1.40% of the average daily net asset value of each investment portfolio. This amount compensates us for mortality risks we assume for the annuity payment and death benefit guarantees made under the contract. These guarantees include making annuity payments that will not change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses.

ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to .25% of the average daily net asset value of each investment portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.

DEATH BENEFIT RIDER CHARGES. If you select one of the following death benefit riders, we assess a daily charge during the accumulation phase equal, on an annual basis, to the percentages below of the average daily net asset value of each investment portfolio:

         Compounded-Plus Death Benefit                                    .15%
         Additional Death Benefit - Earnings Preservation Benefit         .25%

ACCOUNT FEE

During the accumulation phase, every contract year on your contract anniversary (the date when your contract was issued), we will deduct $30 from your contract as an account fee if your account value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the account value regardless of the amount of your account value. During the accumulation phase, the account fee is deducted prorata from the investment portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.

A prorata portion of the charge will be deducted from the account value on the annuity date if this date is other than a contract anniversary. If your account value on the annuity date is at least $50,000, then we will not deduct the account fee. After the annuity date, the charge will be collected monthly out of the annuity payment, regardless of the size of your contract.

GUARANTEED MINIMUM INCOME BENEFIT - LIVING BENEFIT RIDER CHARGE

We offer a Guaranteed Minimum Income Benefit - Living Benefit rider which you can select when you purchase the contract. If you select the Living Benefit rider, we will assess a charge during the accumulation phase equal to .35% of the income base (see "Annuity Payments (The Income Phase) - Guaranteed Minimum Income Benefit - Living Benefit Rider" for a discussion of how the income base is determined) at the time the rider charge is assessed. The charge is first assessed at the first contract anniversary and then at each subsequent contract anniversary, up to and including the anniversary on or immediately before the date the rider is exercised. If you make a full withdrawal (surrender) or if you begin to receive annuity payments at the annuity date, a prorata portion of the rider charge will be assessed. The Living Benefit rider charge is deducted prorata from each investment portfolio and the fixed account in the ratio each account bears to your total account value.

WITHDRAWAL CHARGE

During the accumulation phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior purchase payments, a withdrawal charge is assessed against the purchase payment withdrawn. To determine if your withdrawal includes prior purchase payments, amounts are withdrawn from your contract in the following order:

1. Earnings in your contract (earnings are equal to your account value, less purchase payments not previously withdrawn); then

2.     The free withdrawal amount described below; then

3. Purchase payments not previously withdrawn, in the order such purchase payments were made: the oldest purchase payment first, the next purchase payment second, etc. until all purchase payments have been withdrawn.

FREE WITHDRAWAL AMOUNT. The free withdrawal amount each contract year after the first (there is no free withdrawal amount in the first contract year) is equal to 10% of your total purchase payments, less the total free withdrawal amount previously withdrawn in the same contract year. Any unused free withdrawal amount in one contract year does not carry over to the next contract year.

The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:

                                                        Withdrawal Charge
Number of Complete Years                                 (% of Purchase
from Receipt of Purchase Payment                            Payment)
--------------------------------                            --------
0                                                              8
1                                                              8
2                                                              8
3                                                              7
4                                                              6
5                                                              5
6                                                              4
7                                                              3
8                                                              2
9 and thereafter                                               0

For a partial withdrawal, the withdrawal charge is deducted from the remaining account value, if sufficient. If the remaining account value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.

If the account value is smaller than the total of all purchase payments, the withdrawal charge only applies up to the account value.

We do not assess the withdrawal charge on any payments paid out as annuity payments or as death benefits. In addition, we will not assess the withdrawal charge on required minimum distributions from qualified contracts but only as to amounts required to be distributed from this contract.

NOTE:  For tax purposes, earnings are considered to come out first.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

Nursing Home or Hospital Confinement Rider. We will not impose a withdrawal charge if, after you have owned the contract for one year, you, or your joint owner, becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6 month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the owner continuously since the contract was issued (or have become the owner as the spousal beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. This waiver terminates on the annuity date. We will not accept additional payments once this waiver is used.

Terminal Illness Rider. After the first contract anniversary, we will waive the withdrawal charge if you, or your joint owner, are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the owner continuously since the contract was issued (or have become the owner as the spousal beneficiary who continues the contract). This waiver terminates on the annuity date. We will not accept additional purchase payments once this waiver is used.

The Nursing Home or Hospital Confinement Rider and/or Terminal Illness Rider may not be available in your state. (Check with your registered representative regarding availability Additional conditions and requirements apply to the Nursing Home/Hospital Confinement and Terminal Illness riders. They are specified in the rider(s) that are part of your contract.

PREMIUM AND OTHER TAXES

We reserve the right to deduct from purchase payments, account balances, withdrawals, or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 4%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until annuity payments begin.

TRANSFER FEE

We currently allow unlimited transfers without charge during the accumulation phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for transfers greater than 12 in any year. We are currently waiving the transfer fee but reserve the right to charge it in the future. The transfer fee is deducted from the investment portfolio or fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.

If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.

INCOME TAXES

We will deduct from the contract for any income taxes which we incur because of the contract. At the present time, we are not making any such deductions.

INVESTMENT PORTFOLIO EXPENSES

There are deductions from and expenses paid out of the assets of the various investment portfolios, which are described in the fee table in this prospectus and the investment portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract but are represented in the share values of the investment portfolios.


5.  ANNUITY PAYMENTS (THE INCOME PHASE)

ANNUITY DATE

Under the contract you can receive regular income payments (referred to as annuity payments). You can choose the month and year in which those payments begin. We call that date the annuity date. Your annuity date must be the first day of a calendar month and must be at least 30 days after we issue the contract. Annuity payments must begin by the first day of the calendar month following the annuitant's 90th birthday or 10 years from the date we issue your contract, (this requirement may be changed by us).

We ask you to choose your annuity date when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us. Unless you choose an annuity date, it will be the later of the first day of the calendar month after the annuitant's 90th birthday or ten (10) years from the date your contract was issued.

ANNUITY PAYMENTS

You (unless another payee is named) will receive the annuity payments during the income phase. The annuitant is the natural person(s) whose life we look to in the determination of annuity payments.

During the income phase, you have the same investment choices you had just before the start of the income phase. At the annuity date, you can choose whether payments will come from the:

o      fixed account,
o      the available investment portfolio(s), or
o      a combination of both.

If you don't tell us otherwise, your annuity payments will be based on the investment allocations that were in place on the annuity date.

If you choose to have any portion of your annuity payments come from the investment portfolio(s), the dollar amount of your payment will depend upon 3 things:

1) the value of your contract in the investment portfolio(s) on the annuity date,

2) the assumed investment rate (AIR) (you select) used in the annuity table for the contract, and

3)     the performance of the investment portfolios you selected.

At the time you purchase the contract, you select the assumed investment return
(AIR), which must be acceptable to us. You can change the AIR with 30 days notice to us prior to the annuity date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your annuity payments will increase. Similarly, if the actual investment performance is less than the AIR, your annuity payments will decrease.

When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial annuity payment, but subsequent annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the investment portfolios. On the other hand, a higher AIR will result in a higher initial payment than a lower assumed interest rate, but later payments will rise more slowly or fall more rapidly.

In the event of a transfer during the income phase from an investment portfolio to the fixed account, this may result in a reduction in the amount of variable annuity payments.

If you choose to have any portion of your annuity payments come from the fixed account, the dollar amount of each payment will be the same.

Annuity payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an annuity option. In that case, we may provide your annuity payment in a single lump sum instead of annuity payments. Likewise, if your annuity payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your annuity payments are at least $100.

ANNUITY OPTIONS

You can choose among income plans. We call those annuity options. We ask you to choose an annuity option when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us. If you do not choose an annuity option at the time you purchase the contract, Option 2 which provides a life annuity with 10 years of guaranteed annuity payments will automatically be applied.

You can choose one of the following annuity options or any other annuity option acceptable to us. After annuity payments begin, you cannot change the annuity option.

OPTION 1. LIFE ANNUITY. Under this option, we will make annuity payments so long as the annuitant is alive. We stop making annuity payments after the annuitant's death. It is possible under this option to receive only one annuity payment if the annuitant dies before the due date of the second payment or to receive only two annuity payments if the annuitant dies before the due date of the third payment, and so on.

OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant is alive. However, if, when the annuitant dies, we have made annuity payments for less than ten years, we will then continue to make annuity payments for the rest of the 10 year period. If you do not want to continue receiving annuity payments, you may elect to have the present value of the guaranteed variable annuity payments remaining (as of the date due proof of the annuitant's death is received at our annuity service office) commuted at the AIR selected. We will require return of your contract and proof of death before we pay the commuted values.

OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. We will stop making annuity payments after the last survivor's death.

OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. However, if, at the last death of the annuitant and the joint annuitant, we have made annuity payments for less than ten years, we will then continue to make annuity payments for the rest of the 10 year period. If you do not want to continue receiving annuity payments, you may elect to have the present value of the guaranteed variable annuity payments remaining (as of the date due proof of the annuitant's death is received at our annuity service office) commuted at the AIR selected. We will require return of your contract and proof of death before we pay the commuted values.

OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an annuity option under which fixed or variable monthly annuity payments are made for a selected number of years as approved by us, currently not less than 10 years. This annuity option may be limited or withdrawn by us in our discretion. Payments under a fixed annuity are made from our general account.

In addition to the annuity options described above, we may offer an additional payment option that would allow your beneficiary to take distribution of the account value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. See "Federal Income Tax Status - Qualified Plans." We intend to make this payment option available to both tax qualified and non-tax qualified contracts.

In the event that you purchased the contract as the beneficiary of a deceased person's IRA, you must take distribution of the account value in accordance with the minimum required distribution rules set forth in applicable tax law (See "Federal Income Tax Status - Qualified Plans)." Under certain circumstances, you may satisfy those requirements by electing an annuity option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, the death benefit would be required to be distributed to your beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.

GUARANTEED MINIMUM INCOME BENEFIT - LIVING BENEFIT

At the time you buy the contract, you can elect the guaranteed minimum income benefit (Living Benefit) rider. This benefit may not be available in your state.

The Living Benefit guarantees you a minimum (floor) of fixed income once you begin to receive annuity payments. This floor of fixed income results from annuitizing the Living Income Base (described below) at the Living Benefit annuity purchase rates. You always retain the right to receive annuity payments at any time under the terms of the base annuity contract at the current rates, which may be more favorable than the Living Benefit annuity purchase rates. Upon the exercise of the Living Benefit, your annuity payments will be the greater of:

o the annuity payment determined by applying the amount of the Income Base to the Guaranteed Minimum Income Benefit annuity table as described in the guaranteed minimum income benefit (Living Benefit) rider; or

o the annuity payment determined by applying the adjusted account values (adjusted account value equals the account value less any applicable premium taxes and other taxes and less the prorata account fee) to the then current fixed annuity purchase rates found in your contract (for the same annuity option).

When you elect to receive annuity payments under the Living Benefit, you have your choice of two annuity options:

o a life annuity with a ten year period certain (period certain shortens for ages 80 and above); or

o      a joint survivor life annuity with a 10 year period certain.

You can only elect the Living Benefit when you purchase the contract and you are under age 75.

EXAMPLE OF LIVING BENEFIT:

For a male age 55 with an initial purchase payment of $100,000 and no subsequent purchase payments or partial withdrawals, the following minimum (floor) of fixed income is guaranteed under the Living Benefit for various ages at which annuity payments begin:

  Issue Age:               Age when payments begin       Minimum Monthly Annuity
                                                                 Payments

      55                              65                         $  788
                                      70                         $1,187
                                      75                         $1,812

The example does not show the impact of the Highest Anniversary Value (see below) and it also does not reflect the impact of any applicable premium taxes.

EXERCISING THE LIVING BENEFIT:

o You may only elect an annuity date that is within 30 days after any contract anniversary beginning with the 10th contract anniversary If you have a qualified contract, the commencement of payments is controlled by the plan and the amount of the payment must meet minimum required distribution requirements.

o You must elect an annuity date on or before the 30th day following the contract anniversary immediately after your 85th birthday.

TERMINATING THE LIVING BENEFIT RIDER:

The Living Benefit rider will terminate upon the earliest of:

o The date you elect to receive annuity payments either under the Living Benefit rider or the contract;

o The 30th day following the contract anniversary immediately after your 85th birthday;

o      The date you make a complete withdrawal of your account value;

o Death of the owner or death of the annuitant if a non-natural person owns the contract; or

o      Change of the owner, for any reason.

When the Living Benefit rider terminates, the corresponding Living Benefit rider charge terminates.

INCOME BASE

The income base is the greater of (a) or (b) minus (c) below:

(a) On the Issue Date, the Highest Anniversary Value is equal to your initial purchase payment. The Highest Anniversary Value is increased by additional purchase payments and will be reduced by the percentage reduction in account value caused by subsequent partial withdrawals.

       On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be reset equal to the greater of the Highest Anniversary Value at that time or the account value on the date of the recalculation. After your 81st birthday, the Highest Anniversary Value will be increased for subsequent purchase payments and reduced by the percentage reduction in account value caused by subsequent partial withdrawals.

(b) Annual Increase Amount: On the issue date, the annual increase amount is equal to your initial purchase payment. Thereafter, the annual increase amount is equal to (i) less (ii), where:

       (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 6% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter;

       (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a contract year are determined according to (1) or (2) as defined below:

              (1) The withdrawal adjustment for each partial withdrawal in a contract year is the value of the annual increase amount immediately prior to the withdrawal multiplied by the percentage reduction in account value attributable to that partial withdrawal; or

              (2) If total partial withdrawals in a contract year are 6% or less of the annual increase amount on the previous contract anniversary, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total partial withdrawals in that contract year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and will be treated as though the corresponding partial withdrawals occurred at the end of that contract year.

(c) An amount equal to the withdrawal charge which would be assessed upon a complete withdrawal plus premium and other taxes.

It is possible that the income base can be greater than your account value. The income base is not available for withdrawals and is only used for purposes of calculating the Living Benefit payment and charges for the Living Benefit rider.

While the Living Benefit rider is in effect, the owner (or joint owners) and annuitant (or joint annuitants) must be the same. If a non-natural person owns the contract, then annuitant will deemed to be the owner in determining the income base and Living Benefit payment. If joint owners are named, the age of the oldest will be used to determine the income base.

The election of the Living Benefit may or may not satisfy the minimum distribution requirements. You should contact your own tax adviser about your circumstances.


6.  FEDERAL INCOME TAX STATUS

INTRODUCTION

The following discussion is a general discussion of Federal income tax considerations relating to the contract and is not intended as tax advice. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the contract. Any person concerned about these tax implications should consult a competent tax adviser before initiating any transaction. This discussion is based upon our understanding of the present Federal income tax laws as they are currently interpreted by the Internal Revenue Service ("IRS"). No representation is made as to the likelihood of the continuation of the present Federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.

The contract may be purchased on a non-tax qualified basis ("Non-Qualified Contract") or purchased and used in connection with certain plans entitled to special income tax treatment ("Qualified Contracts") under the Internal Revenue Code of 1986, as amended (the "Code"). For purposes of this prospectus, qualified contracts are contracts that fund Qualified Plans, TSA Plans, IRAs, SEPs, SARSEPs, SIMPLE IRAs and Roth IRAs, as described below. The following discussion assumes that a qualified contract is purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special Federal income tax treatment.

RETIREMENT PLANS OFFERING FEDERAL TAX BENEFITS

The Federal tax laws provide for a variety of retirement plans offering tax benefits. These plans, which may be funded through the purchase of the individual variable annuity contracts offered in this prospectus, include:

1.     Plans qualified under Section 401(a) of the Code ("Qualified Plans")

2. Annuity purchase plans adopted by public schools and certain tax-exempt organizations pursuant to Section 403(b) of the Code ("TSA Plans") which are funded solely by salary reduction contributions and which are not otherwise subject to ERISA;

3. Individual retirement accounts adopted by or on behalf of individuals pursuant to Section 408(a) of the Code and individual retirement annuities purchased pursuant to Section 408(b) of the Code (both of which may be referred to as "IRAs"), including simplified employee pension plans and salary reduction simplified employee pension plans, which are specialized IRAs that meet the requirements of Section 408(k) of the Code ("SEPs" and "SARSEPs"), Simple Retirement Accounts under Section 408(p) of the Code ("SIMPLE IRAs") and Roth Individual Retirement Accounts under
       Section 408A of the Code ("Roth IRAs"). SARSEPs are only allowed if the Plan was established prior to January 1, 1997.

You should consult a qualified tax or other advisor as to the suitability of a contract as a funding vehicle for retirement plans qualifying for tax benefited treatment, as to the rules underlying such plans and as to the state and Federal tax aspects of such plans. In particular, the contract is not intended for use with TSA Plans where periodic payments (other than rollover amounts) are made or that are subject to ERISA. We will not provide all the administrative support appropriate for such plans. Accordingly, the contract should not be purchased for use with such plans.

A summary of the Federal tax laws regarding contributions to, and distributions from, the above tax benefited retirement plans may be found below under "Federal Income Tax Status--Qualified Contracts." It should be understood that should a tax benefited retirement plan lose its qualification for tax-exempt status, employees will lose some of the tax benefits described herein.

In the case of certain IRAs and Roth IRAs, the individual variable annuity contracts offered in this prospectus comprise the retirement "plan" itself. These contracts will be endorsed, if necessary, to comply with Federal and state legislation governing such plans, and such endorsements may alter certain contract provisions described in this prospectus. Refer to the contracts and any endorsements for more complete information.

TAXATION OF THE COMPANY

We are taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Separate Account is not an entity separate from us, and its operations form a part of us, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains arising from the operation of the Separate Account are automatically applied to increase reserves under the contracts. Under existing Federal income tax law, we believe that the Separate Account's investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the contracts. Accordingly, we do not anticipate that it will incur any Federal income tax liability attributable to the Separate Account and, therefore, we do not intend to make provisions for any such taxes. However, if changes in the Federal tax laws or interpretations thereof result in our being taxed on income or gains attributable to the Separate Account, then we may impose a charge against the Separate Account (with respect to some or all contracts) in order to set aside amounts to pay such taxes.

TAX STATUS OF THE CONTRACT

We believe that the contract will be subject to tax as an annuity contract under the Code, which generally means that any increase in a contract's account value will not be taxable until amounts are received from the contract, either in the form of annuity payments or in some other form. In order to be subject to annuity contract treatment for tax purposes, the contract must meet the following Code requirements:

DIVERSIFICATION. Section 817(h) of the Code requires that with respect to non-qualified contracts, the investments of the investment options must be "adequately diversified" in accordance with Treasury regulations in order for the contracts to qualify as annuity contracts under Federal tax law. The Separate Account, through the investment options, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affect how the investment option's assets may be invested.

OWNER CONTROL. In some circumstances, owners of variable annuity contracts may be considered the owners, for Federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the owner's gross income. The IRS has stated in published rulings that an owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

The ownership rights under the contract are similar to, but also different in certain respects from, those described by the IRS in rulings in which it was determined that owners were not owners of separate account assets. For example, an owner has additional flexibility in allocating premium payments and account values. These differences could result in an owner being treated as the owner of a pro rata portion of the assets of the Separate Account. In addition, we do not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. We therefore reserve the right to modify the contract as necessary to attempt to prevent an owner from being considered the owner of a pro rata share of the assets of the Separate Account.

REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, section 72(s) of the Code requires non-qualified contracts to provide that (a) if any owner dies on or after the annuity date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any 0wner dies prior to the annuity date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a "designated beneficiary" and which is distributed over the life of such "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The "designated beneficiary" refers to a natural person designated by the owner as a Beneficiary and to whom ownership of the contract passes by reason of death. However, if the "designated beneficiary" is the surviving spouse of a deceased owner, the contract may be continued with the surviving spouse as the new owner.

The non-qualified contracts contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions when they are issued and modify the contracts in question if necessary to assure that they comply with the requirements of Code Section 72(s). Other rules may apply to qualified contracts.

The following discussion is based on the assumption that the contract qualifies as an annuity contract for Federal income tax purposes.

TAXATION OF ANNUITIES

IN GENERAL. Section 72 of the Code governs taxation of annuities in general. We believe that an owner who is a natural person generally is not taxed on increases in the value of a contract until distribution occurs by withdrawing all or part of the account value (e.g., withdrawals or annuity payments under the annuity option elected). For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the account value (and in the case of a qualified contract, any portion of an interest in the qualified plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or an annuity) is taxable as ordinary income.

The owner of a non-qualified contract who is not a natural person generally must include in income any increase in the excess of the account value over the "investment in the contract" (discussed below) during the taxable year. There are some exceptions to this rule and prospective owners that are not natural persons may wish to discuss these with a competent tax adviser.

The following discussion generally applies to a contract owned by a natural person.

INVESTMENT IN THE CONTRACT. The "investment in the contract" generally equals the amount of any nondeductible purchase payments paid by or on behalf of any individual. For a contract issued in connection with a qualified contract, the "investment in the contract" can be zero. Special tax rules may be available for certain distributions from a qualified contract.

WITHDRAWALS. In the case of a withdrawal under a qualified contract, including Systematic Withdrawals, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total accrued benefit under the retirement plan.

With respect to non-qualified contracts, partial withdrawals, including Systematic Withdrawals, are generally treated as taxable income to the extent that the account value immediately before the withdrawal exceeds the "investment in the contract" at that time. Full withdrawals are treated as taxable income to the extent that the amount received exceeds the "investment in the contract."

ANNUITY PAYMENTS. Although the tax consequences may vary depending on the annuity payment elected under the contract, in general, only the portion of the annuity payment that represents the amount by which the account value exceeds the "investment in the contract" will be taxed; after the "investment in the contract" is recovered, the full amount of any additional annuity payments is taxable. For variable annuity payments, the taxable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the "investment in the contract" by the total number of expected periodic payments. However, the entire distribution will be taxable once the recipient has recovered the dollar amount of his or her "investment in the contract". For fixed annuity payments, in general there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the annuity payments for the term of the payments; however, the remainder of each annuity payment is taxable. Once the "investment in the contract" has been fully recovered, the full amount of any additional annuity payments is taxable. If annuity payments cease as a result of an Annuitant's death before full recovery of the "investment in the contract," consult a competent tax adviser regarding deductibility of the unrecovered amount.

PENALTY TAX. In the case of a distribution pursuant to a non-qualified contract, there may be imposed a federal income tax penalty equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions: (1) made on or after the date on which the taxpayer attains age 59-1/2; (2) made as a result of death or disability of an owner; or (3) received as part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and a "designated beneficiary." Other tax penalties may apply to certain distributions from a qualified contract. If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (3) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (3) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59-1/2, or (b) before the taxpayer reaches age 59-1/2.

TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from the contract because of the death of an owner (or annuitant if the owner is not an individual). Generally, such amounts are includible in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full withdrawal as described above, (2) if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above, or (3) if distributed in a manner similar to required minimum distributions from qualified contracts, they would generally be taxed in the same manner as partial withdrawals, as described above. For these purposes, the investment in the contract is not affected by the owner's (or annuitant's) death. That is, the investment in the contract remains the amount of any purchase payments paid which were not excluded from gross income.

TRANSFERS, ASSIGNMENTS, EXCHANGES AND MATURITY DATES. A transfer of ownership of a contract, the designation of an annuitant, payee or other beneficiary who is not also an owner, the selection of certain annuity dates, the exchange of a contract, or the receipt of a contract in an exchange may result in certain tax consequences that are not discussed herein. Anyone contemplating any such designation, transfer, assignment, selection, or exchange should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in gross income under section 72(e) of the Code. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of section 72(e) through the serial purchase of annuity contracts or otherwise.

SEPARATE ACCOUNT CHARGES. It is possible that the IRS may take a position that charges for certain optional benefits (e.g., any enhanced death benefit rider, including the Earnings Preservation Benefit rider) are deemed to be taxable distributions to you. Consult your tax adviser prior to selecting any optional benefit under the contract.

QUALIFIED CONTRACTS

The contract is designed for use with certain retirement plans that qualify for Federal tax benefits. The tax rules applicable to participants and beneficiaries in these retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59-1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances.

We make no attempt to provide more than general information about use of the contracts with the various types of retirement plans. owners and participants under retirement plans as well as annuitants and beneficiaries are cautioned that the rights of any person to any benefits under these contracts may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract issued in connection with such a plan. Some retirement plans are subject to distribution and other requirements that are not incorporated in the administration of the contracts. Adverse tax or other legal consequences to the plan, to the participant or to both may result if the contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the contract. owners are responsible for determining that contributions, distributions and other transactions with respect to the contracts satisfy applicable law. Purchasers of contracts for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the contract under applicable Federal and state tax laws and ERISA.

The sale of a contract for use with an IRA may be subject to special disclosure requirements of the IRS. Purchasers of a contract for use with IRAs will be provided with supplemental information required by the IRS or other appropriate agency. Such purchasers will have the right to revoke their purchase within seven days of the earlier of the establishment of the IRA or their purchase. A contract issued in connection with an IRA will be amended as necessary to conform to the requirements of the Code. Purchasers should seek competent advice as to the suitability of the contract for use with IRAs.

The IRS has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the enhanced death benefit provisions (including the Earnings Preservation Benefit rider) in the contract comports with IRA qualification requirements. The Code provides that the assets of an IRA (including a Roth IRA) may not be invested in life insurance. The contract offers death benefits that may exceed the greater of purchase payments or account value. If these death benefits are determined by the IRS as providing life insurance, the contract may not qualify as an IRA (including a Roth IRA). You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.

(i)    PLAN CONTRIBUTION LIMITS

Statutory limitations on contributions to retirement plans that qualify for federal tax benefits may limit the amount of money that may be contributed to the contract in any contract year. Any purchase payments attributable to such contributions may be tax deductible to the employer and are not currently taxable to the annuitants for whom the contracts are purchased. The contributions to the contract and any increase in account value attributable to such contributions generally are not subject to taxation until payments from the contract are made to the annuitant or his/her beneficiaries.

TSA PLANS

Purchase payments attributable to TSA Plans are not includible within the annuitant's income to the extent such purchase payments do not exceed certain statutory limitations. For more information about all the applicable limitations, you should obtain a copy of IRS Publication 571 on TSA Programs for Employees of Public Schools and Certain Tax Exempt Organizations. Any purchase payments attributable to permissible contributions under Section 403(b) of the Code (and earnings thereon) are not taxable to the annuitant until amounts are distributed from the contract. However, these payments may be subject to FICA (Social Security) and Medicare taxes.

The contract includes death benefits that in some cases may exceed the greater of the Purchase Payments or the account value. The death benefit you select could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under Section 403(b). [We do not allow 403(b) s except for rollovers]

IRAs, SEPs, SARSEPs and SIMPLE IRAs

The maximum tax deductible purchase payment which may be contributed each year to an IRA is the lesser of a specified annual amount or 100 percent of includible compensation if the taxpayer is not covered under an employer plan. A spousal IRA is available if the taxpayer and spouse file a joint return and the spouse is not yet age 70 1/2 . The maximum tax deductible purchase payment which a taxpayer may make to a spousal IRA is a specified annual amount. If covered under an employer plan, taxpayers are permitted to make deductible purchase payments; however, the deductions are phased out and eventually eliminated depending on the taxpayer's adjusted gross income. A taxpayer may also make nondeductible purchase payments. However, the total of deductible and nondeductible purchase payments may not exceed the limits described above for deductible payments. An IRA is also the vehicle that receives contributions to SEPs, SARSEPs and SIMPLE IRAs. Maximum contributions (including elective deferrals) to SEPs and SARSEPs are limited. The maximum salary reduction contribution currently permitted to a SIMPLE IRA is a specified annual amount. In addition, an employer must make a matching or non-elective contribution to a SIMPLE IRA for the employee, unless certain exceptions apply. For more information concerning the contributions to IRAs, SEPs, SARSEPs and SIMPLE IRAs, you should obtain a copy of IRS Publication 590 on Individual Retirement Accounts. For more information concerning contributions to SEPs, SARSEPs and SIMPLE IRAs, you should obtain a copy of IRS Publication 560 on Retirement Plans for Small Business. In addition to the above, an individual may make a "rollover" contribution into an IRA with the proceeds of a "lump sum" distribution (as defined in the Code) from an eligible employer plan.

ROTH IRAS

Eligible individuals can contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply. The maximum purchase payment which may be contributed each year to a Roth IRA is the lesser of a specified annual amount or 100 percent of includible compensation. A spousal Roth IRA is available if the taxpayer and spouse file a joint return. The maximum purchase payment that a taxpayer may make to a spousal Roth IRA is the specified annual amount. Except in the case of a rollover or a transfer, no more than the specified annual amount, can be contributed in aggregate to all IRAs and Roth IRAs of either spouse during any tax year. The Roth IRA contribution may be limited depending on the taxpayer's modified adjusted gross income ("AGI"). The maximum contribution begins to phase out if the taxpayer is single and the taxpayer's AGI is more than $95,000 or if the taxpayer is married and files a joint tax return and the taxpayer's AGI is more than $150,000. The taxpayer may not contribute to a Roth IRA if the taxpayer's AGI is over $110,000 (if the taxpayer is single), $160,000 (if the taxpayer is married and files a joint tax return), or $10,000 (if the taxpayer is married and files separate tax returns). You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

QUALIFIED PLANS

Code section 401(a) permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may permit the purchase of the contracts to accumulate retirement savings under the plans. Adverse tax consequences to the plan, to the participant or to both may result if this contract is assigned or transferred to any individual as a means to provide benefit payments.

The contract includes death benefits that in some cases may exceed the greater of the purchase payments or the account value. The death benefit you select could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the contract in connection with such plans should consult their tax adviser.

(ii)   DISTRIBUTIONS FROM THE CONTRACT

MANDATORY WITHHOLDING ON CERTAIN DISTRIBUTIONS

Distributions called "eligible rollover distributions" from Qualified Plans and from TSA Plans are subject to mandatory withholding by the plan or payor at the rate of 20%. An eligible rollover distribution is any distribution from a Qualified Plan or a TSA Plan, except for certain distributions such as distributions required by the Code or in a specified annuity form, certain distributions of after-tax contributions, and hardship distributions. Withholding can be avoided by arranging a direct transfer of the eligible rollover distribution to a Qualified Plan, TSA, governmental 457(b) Plan or IRA.

QUALIFIED PLANS, TSA PLANS, IRAS, SEPS, SARSEPS, SIMPLE IRAS AND ROTH IRAS

Payments made from the contracts held under a Qualified Plan, TSA Plan, IRA, SEP, SARSEP or SIMPLE IRA are taxable under Section 72 of the Code as ordinary income, in the year of receipt. Any amount received in withdrawal of all or part of the account value prior to annuitization will, subject to restrictions and penalties discussed below, also be included in income in the year of receipt. If there is any "investment in the contract," a portion of each amount received is excluded from gross income as a return of such investment. Distributions or withdrawals prior to age 59-1/2 may be subject to a penalty tax of 10% of the amount includible in income. This penalty tax does not apply: (1) to distributions of excess contributions or deferrals; (2) to distributions made on account of the Annuitant's death, retirement, or disability or early retirement at or after age 55; (3) received as part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and a "designated beneficiary;" or (4) when distribution is made pursuant to a qualified domestic relations order. Other tax penalties may apply to certain distributions from a qualified contract. If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (3) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (3) above, plus interest for the deferral period, if the modification takes place
(a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59-1/2, or (b) before the taxpayer reaches age 59-1/2. In the case of IRAs, SEPs, SARSEPs and SIMPLE IRAs, the exceptions for distributions on account of early retirement at or after age 55 or made pursuant to a qualified domestic relations order do not apply. Additional exceptions may apply in specified situations. A tax-free rollover may be made once each year among individual retirement arrangements subject to the conditions and limitations described in the Code.

Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59-1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

Except under a Roth IRA, if the Annuitant dies before distributions begin, distributions must be completed within five years after death, unless payments begin within one year after death and are made over a period not extending beyond the life (or life expectancy) of the beneficiary. If the annuitant's spouse is the beneficiary, distributions need not begin until the annuitant would have reached age 70 1/2 . If the annuitant dies after annuity payments have begun, payments must continue to be made at least as rapidly as payments made before death.

For TSA Plans, elective contributions to the contract made after December 31, 1988 and any increases in account value after that date may not be distributed prior to attaining age 59-1/2 , termination of employment, death or disability. Contributions (but not earnings) made after December 31, 1988 may also be distributed by reason of financial hardship. These restrictions on withdrawal will not apply to the account value as of December 31, 1988. These restrictions are not expected to change the circumstances under which transfers to other investments which qualify for tax free treatment under Section 403(b) of the Code may apply.

For a SIMPLE IRA, the 10% penalty tax described above is increased to 25% with respect to withdrawals made during the first two years of participation.

Except under a Roth IRA, annuity payments, periodic payments or annual distributions generally must commence by the "required beginning date." The required beginning date for IRAs and 5% owners is April 1 of the calendar year following the year in which the Annuitant attains age 70 1/2. The required beginning date otherwise is April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2 or retires. Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by minimum distribution rules under the plan. We currently waive the withdrawal charge on distributions that are intended to satisfy required minimum distributions, calculated as if this contract were the participant's only retirement plan asset. This waiver only applies if the required minimum distribution exceeds the free withdrawal amount and no previous withdrawals were made during the contract year. Rules regarding required minimum distributions apply to IRAs (including SEPs, SARSEPs and SIMPLE IRAs), Qualified Plans and TSA Plans. Roth IRAs under Section 408A do not require distributions at any time prior to the owner's death. A penalty tax of up to 50% of the amount which should have been distributed may be imposed by the IRS for failure to distribute the required minimum distribution amount.

Other restrictions with respect to the election, commencement, or distribution of benefits may apply under the contracts or under the terms of the plans in respect of which the contracts are issued.

WITHHOLDING

Pension and annuity distributions generally are subject to withholding for the recipient's federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions. We are required to withhold taxes from certain distributions under certain qualified contracts.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax adviser should be consulted with respect to legislative developments and their effect on the contract.

OTHER TAX CONSEQUENCES

As noted above, the foregoing discussion of the Federal income tax consequences is not exhaustive and special rules are provided with respect to other tax situations not discussed in this Prospectus. Further, the Federal income tax consequences discussed herein reflect our understanding of the current law and the law may change. Federal estate and gift tax consequences of ownership or receipt of distributions under the contract depend on the individual circumstances of each contract owner or recipient of a distribution. A competent tax adviser should be consulted for further information.

GENERAL

At the time the initial purchase payment is paid, a prospective purchase must specify whether he or she is purchasing a non-qualified contract or a qualified contract. If the initial premium is derived from an exchange or withdrawal of another annuity contract, we may require that the prospective purchaser provide information with regard to the Federal income tax status of the previous annuity contract. We will require that persons purchase separate contracts if they desire to invest monies qualifying for different annuity tax treatment under the Code. Each such separate contract would require the minimum initial purchase payment stated above. Additional purchase payments under a contract must qualify for the same Federal income tax treatment as the initial purchase payment under the contract; we will not accept an additional purchase payment under a contract if the Federal income tax treatment of such purchase payment would be different from that of the initial purchase payment.


7.  ACCESS TO YOUR MONEY

You (or in the case of (3) below, your beneficiary) can have access to the money in your contract:

(1)    by making a withdrawal (either a partial or a complete withdrawal);
(2)    by electing to receive annuity payments; or
(3)    when a death benefit is paid to your beneficiary.

Under most circumstances, withdrawals can only be made during the accumulation phase.

You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes (See Federal Income Tax Status - Taxation of Annuities" and "Federal Income Tax Status - Qualified Plans, TSA Plans, IRAs, SEPs, SARSEPs, SIMPLE IRAs and Roth IRAs."

When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the account value of the contract at the end of the business day when we receive a written request for a withdrawal:

o      less any applicable withdrawal charge,
o      less any premium or other tax,
o      less any account fee, and
o      less any applicable prorata Living Benefit rider charge.

Unless you instruct us otherwise, any partial withdrawal will be made prorata from all the investment portfolios and the fixed account you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the investment portfolio or fixed account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the account value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal.

We will pay the amount of any withdrawal from the Separate Account within seven
(7) days of when we receive the request in good order unless the suspension of payments or transfers provision is in effect.

There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA Plans. For a more complete explanation see "Federal Income Tax Status."

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

SYSTEMATIC WITHDRAWAL PROGRAM

You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total purchase payments each year. You can receive payments monthly or quarterly. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge see "Expenses" above.)

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.

SUSPENSION OF PAYMENTS OR TRANSFERS

We may be required to suspend or postpone payments for withdrawals or transfers for any period when:

(1) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

(2)    trading on the New York Stock Exchange is restricted;

(3) an emergency exists as a result of which disposal of shares of the investment portfolios is not reasonably practicable or we cannot reasonably value the shares of the investment portfolios;

(4) during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

We have reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.


8.  PERFORMANCE

We periodically advertise subaccount performance relating to the various investment portfolios. We will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including death benefit rider charges) and the investment portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge (if the Purchase Payment Credit is excluded in the calculation) and Living Benefit rider charge. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including death benefit rider charges), account fee, withdrawal charges, Living Benefit rider charge and the investment portfolio expenses.

For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the Separate Account.

In addition, for certain investment portfolios performance may be shown for the period commencing from the inception date of the investment portfolio. These figures should not be interpreted to reflect actual historical performance of the Separate Account.

We may, from time to time, include in our advertising and sales materials, performance information for funds or investment accounts related to the investment portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

We may advertise the Guaranteed Minimum Income Benefit - Living Benefit using illustrations showing how the benefit works with historical performance of specific investment portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying investment portfolios.

The SAI contains performance information. Future performance will vary and results shown are not necessarily representative of future results.


9.  DEATH BENEFIT

UPON YOUR DEATH

If you die during the accumulation phase, we will pay a death benefit to your beneficiary(ies). If you have a joint owner, the death benefit will be paid when the first owner dies. Upon the death of either owner, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary, unless instructed otherwise. The death benefit is determined as of the end of the business day on which we receive both due proof of death and an election for the payment method. The Annual Step-Up is the standard death benefit for your contract. At the time you purchase the contract, you can select the optional Compounded-Plus death benefit rider and you can also select the Additional Death Benefit - Earnings Preservation Benefit. If you are 80 years old or older at the effective date of your contract, you are not eligible to select these optional death benefit riders. The death benefits are described below. Check your contract and riders for the specific provisions applicable. One or more optional death benefits may not be available in your state (check with your registered representative regarding availability).

If a non-natural person owns the contract, then annuitant will be deemed to be the owner in determining the death benefit. If there are joint owners, the age of the oldest owner will be used to determine the death benefit amount.

For purposes of calculating the death benefits, purchase payments do not include Purchase Payment Credits.

STANDARD DEATH BENEFIT - ANNUAL STEP-UP

The Annual Step-Up death benefit will be the greatest of:

(1)    the account value; or

(2) total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal; or

(3)    the highest anniversary value, as defined below.

On the date we issue your contract, the highest anniversary value is equal to your initial purchase payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the account value on the date of the recalculation.

If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:

o Subsection (2) is changed to provide: "The account value as of the effective date of the change of owner, increased by purchase payments received after the date of change of owner, and reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date"; and

o for subsection (3), the highest anniversary value will be recalculated to equal your account value as of the effective date of the change of owner.

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit is equal to the greatest of (1), (2) or (3).

OPTIONAL DEATH BENEFIT - COMPOUNDED-PLUS

If you select the Compounded-Plus death benefit rider, the death benefit will be the greater of:

(1)    the account value; or
(2)    the enhanced death benefit.

The enhanced death benefit is the greater of (a) or (b) below:

(a) Highest Anniversary Value: On the date we issue your contract, the highest anniversary value is equal to your initial purchase payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the account value on the date of the recalculation.

(b) Annual Increase Amount: On the date we issue your contract, the annual increase amount is equal to your initial purchase payment. Thereafter, the annual increase amount is equal to (i) less (ii), where:

       (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter; and

       (ii) is withdrawal adjustments accumulated at the annual increase rate. A withdrawal adjustment is equal to the value of the annual increase amount immediately prior to a withdrawal multiplied by the percentage reduction in account value attributable to that partial withdrawal.

If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1) or (2); however, for purposes of calculating the enhanced death benefit under (2) above:

(a) for the highest anniversary value, the highest anniversary value will be recalculated to equal your account value as of the effective date of the owner change; and

(b) for the annual increase amount, the current annual increase amount will be reset to equal your account value as of the effective date of the owner change. For purposes of the calculation of the annual increase amount thereafter, the account value on the effective date of the owner change will be treated as the initial purchase payment and purchase payments received and partial withdrawals taken prior to the change of owner will not be taken into account.

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit amount is equal to the greater of (1) or (2).

ADDITIONAL DEATH BENEFIT - EARNINGS PRESERVATION BENEFIT

The Additional Death Benefit - Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the owner or joint owner. The benefit is only available up to age 80 (on the contract issue date). In certain situations, this benefit may not be available for qualified plans (check with your registered representative for details).

Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:

(a)    is the death benefit under your contract; and

(b) is total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against purchase payments not withdrawn.

On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:

(a) is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal; and

(b) is total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against purchase payments not withdrawn.

                                       Benefit Percentage

                              Issue Age                    Percentage
                              ---------                    ----------

                           Ages 69 or younger                 40%
                           Ages 70-79                         25%
                           Ages 80 and above                   0%

If the owner is a natural person and the owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above "total purchase payments not withdrawn" will be reset to equal the account value as of the effective date of the owner change, and purchase payments received and partial withdrawals taken prior to the change of owner will not be taken into account.

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal beneficiary. Alternatively, the spousal beneficiary may elect to have the additional death benefit determined and added to the account value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate).

GENERAL DEATH BENEFIT PROVISIONS

The death benefit amount remains in the Separate Account until distribution begins. From the time the death benefit is determined until complete distribution is made, any amount in the Separate Account will continue to be subject to the investment risk. This risk is borne by the beneficiary.

A beneficiary must elect the death benefit to be paid under one of the payment options (unless the owner has previously made the election). The entire death benefit must be paid within 5 years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. Payment must begin within one year of the date of death. We may also offer a payment option under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts.

If the beneficiary is the spouse of the owner, he/she can continue the contract in his/her own name. If continued, the account value will be adjusted to equal the death benefit. (See the provisions above for the specifics on spousal continuation of a contract.)

There are comparable rules for distributions on the death of the annuitant under tax qualified plans. As noted, we may offer a payment option under which your beneficiary may receive payments over a period not extending beyond his or her life expectancy under a method of distribution similar to the distribution of required minimum distributions from IRAs. For tax qualified plans, if this option is elected, we will issue a new contract to your beneficiary in order to facilitate the distribution of payments. Your beneficiary may choose any optional death benefit available under the new contract, but certain other contract provisions and programs will not be available. Upon the death of your beneficiary, the death benefit would be required to be distributed to your beneficiary's beneficiary at least as rapidly as under the method of distribution in effect at the time of your beneficiary's death. Moreover, if the beneficiary under a tax qualified contract is the annuitant's spouse, the tax law also generally allows distributions to begin by the year in which the annuitant would have reached 70 1/2 (which may be more or less than five years after the annuitant's death). See "Federal Income Tax Status - Qualified Plans"

If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the beneficiary under an annuity option may only be elected during the 60 day period beginning with the date we receive due proof of death. If we do not receive an election during such time, we will make a single sum payment to the beneficiary at the end of the 60 day period.

If the owner or a joint owner, who is not the annuitant, dies during the income phase, any remaining payments under the annuity option elected will continue at least as rapidly as under the method of distribution in effect at the time of the owner's death. Upon the death of the owner or a joint owner during the income phase, the beneficiary becomes the owner.

DEATH OF THE ANNUITANT

If the annuitant, not an owner or joint owner, dies during the accumulation phase, you automatically become the annuitant. You can select a new annuitant if you do not want to be the annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death of the primary annuitant will be treated as the death of the owner, and a new annuitant may not be named.

Upon the death of the annuitant after annuity payments begin, the death benefit, if any, will be as provided for in the annuity option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.

CONTROLLED PAYOUT

You may elect to have the death benefit proceeds paid to your beneficiary in the form of annuity payments for life or over a period of time that does not exceed your beneficiary's life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. Upon your death, the beneficiary cannot revoke or modify your election.


10. OTHER INFORMATION

METLIFE INVESTORS

MetLife Investors was originally incorporated on September 6, 1972, as Industrial Indemnity Life Insurance Company, a California corporation, and changed its name to Xerox Financial Life Insurance Company in 1986. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company purchased MetLife Investors which on that date changed its name to Cova Financial Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company (MetLife) acquired GenAmerica Financial Corporation, the ultimate parent company of MetLife Investors Insurance Company (formerly "Cova Financial Services Life Insurance Company"), the parent company of MetLife Investors Insurance Company of California. MetLife, headquartered in New York City since 1868, is a leading provider of insurance and financial products and services to individual and group customers. We changed our name to MetLife Investors Insurance Company of California on February 12, 2001.

MetLife Investors is presently licensed to do business in the state of California.

We are a member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

THE SEPARATE ACCOUNT

We have established a SEPARATE ACCOUNT, MetLife Investors Variable Annuity Account Five (Separate Account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Separate Account under California insurance law on March 24, 1992. We have registered the Separate Account with the securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.

The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts we may issue.

We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your account value.

DISTRIBUTOR

MetLife Investors Distribution Company, 22 Corporate Plaza Drive, Newport Beach, California 92660, acts as the distributor of the contracts. MetLife Investors Distribution Company is our affiliate.

Commissions will be paid to broker-dealers who sell the contracts. Broker-dealers will be paid commissions up to 6.5% of purchase payments. Under certain circumstances, we may pay a lower amount on purchase payments with annual trail commissions up to .40% of account value (less purchase payments received within the previous 12 months). Sometimes, we may enter into an agreement with the broker-dealer to pay the broker-dealer persistency bonuses in addition to the standard commissions.

REQUESTS AND ELECTIONS

We will treat your request for a contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. If we receive it after that time, or if the New York Stock Exchange is not open that day, then we will treat it as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366.

       Requests for service may be made:

o      Through your registered representative
o By telephone at (1-800-343-8496), between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday.
o      In writing to our Annuity Service Center or
o      By fax at (515) 457-4400

All other requests must be in written form, satisfactory to us.

We do not currently offer Internet transaction capability to contract owners, but may do so in the future. We will notify you if we begin to offer Internet transactions.

We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax or other means are genuine. Any telephone or fax instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone or fax are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.

Telephone systems may not always be available. Any telephone system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to the our Annuity Service Center.

OWNERSHIP

OWNER. You, as the owner of the contract, have all the interest and rights under the contract. The owner is as designated at the time the contract is issued, unless changed.

JOINT OWNER. The contract can be owned by joint owners, limited to two natural persons. Upon the death of either owner, the surviving owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary unless otherwise indicated.

BENEFICIARY. The beneficiary is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die. If joint owners are named, unless you tell us otherwise, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary (unless you tell us otherwise).

ANNUITANT. The annuitant is the natural person(s) on whose life we base annuity payments. You can change the annuitant at any time prior to the annuity date, unless an owner is not a natural person. Any reference to annuitant includes any joint annuitant under an annuity option. The annuitant and the owner do not have to be the same person except as required under certain sections of the Internal Revenue Code.

ASSIGNMENT. You can assign a non-qualified contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. An assignment may be a taxable event.

If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.

FINANCIAL STATEMENTS

Our consolidated financial statements of MetLife Investors and the financial statements of the Separate Account have been included in the SAI.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

   Company
   Experts
   Custodian
   Legal Opinions
   Distribution
   Calculation of Performance Information
   Annuity Provisions
   Financial Statements

                                   APPENDIX A


                         CONDENSED FINANCIAL INFORMATION

The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2001. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. Each chart presents accumulation unit values based upon which riders you select.


CHART 1 - Contracts with Annual Step-Up Death Benefit with no additional death benefit riders (total separate account product charges equal 1.65% on an annual basis)


                                  Period Ended
                                    12/31/01
-------------------------------------------------------------------------


Met Investors Series Trust (Class B):

Janus Aggressive Growth Sub-Account
     Beginning of Period       4/2/2001                          7.790814
     End of Period                                               7.293775
     Number of Accum. Units Outstanding                          0.0000

Lord Abbett Bond Debenture Sub-Account
     Beginning of Period       4/2/2001                          13.959185
     End of Period                                               13.951241
     Number of Accum. Units Outstanding                          8,546.5764

Lord Abbett Growth and Income Sub-Account
     Beginning of Period      4/2/2001                           39.909345
     End of Period                                               41.312239
     Number of Accum. Units Outstanding                          15,512.4683

MFS Research International Sub-Account
     Beginning of Period      4/2/2001                           8.739526
     End of Period                                               8.364799
     Number of Accum. Units Outstanding                          5,524.2850

MFS Mid Cap Growth Sub-Account
     Beginning of Period      4/2/2001                           7.615046
     End of Period                                               8.220557
     Number of Accum. Units Outstanding                          1,359.1560

Oppenheimer Capital Appreciation Sub-Account
     Beginning of Period       4/2/2001                          8.579774
     End of Period                                               8.450379
     Number of Accum. Units Outstanding                          11,895.8013

PIMCO Innovation Sub-Account
     Beginning of Period       4/2/2001                          6.761758
     End of Period                                               6.081488
     Number of Accum. Units Outstanding                          7,369.1921

PIMCO Total Return Sub-Account
     Beginning of Period      4/2/2001                           10.075038
     End of Period                                               10.515687
     Number of Accum. Units Outstanding                          2,004.4181

PIMCO Money Market Sub-Account
     Beginning of Period      4/2/2001                           10.041611
     End of Period                                               10.134443
     Number of Accum. Units Outstanding                          36,441.6738

Met/Putnam Research Sub-Account
     Beginning of Period      4/2/2001                           8.189120
     End of Period                                               8.050186
     Number of Accum. Units Outstanding                          8,587.1341

Met/AIM Mid Cap Core Equity Sub-Account (formerly Met/AIM Mid Cap Equity Sub-Account)
     Beginning of Period      10/9/2001                          10.000000
     End of Period                                               10.984994
     Number of Accum. Units Outstanding                          3,055.3189

Met/AIM Small Cap Growth Sub-Account
     Beginning of Period      10/9/2001                          10.000000
     End of Period                                               11.845599
     Number of Accum. Units Outstanding                          2,825.0103

State Street Research Concentrated
International Sub-Account
     Beginning of Period      10/9/2001                          10.000000
     End of Period                                               10.929396
     Number of Accum. Units Outstanding                          0.0000

Metropolitan Series Fund, Inc. (Class B):

MetLife Stock Index Sub-Account
     Beginning of Period      10/9/2001                          10.000000
     End of Period                                               10.843650
     Number of Accum. Units Outstanding                          10,257.1808


New England Zenith Fund:

Davis Venture Value Sub-Account (Class E)
     Beginning of Period      4/2/2001                           10.196756
     End of Period                                               10.136771
     Number of Accum. Units Outstanding                          9,117.6901

Harris Oakmark Focused Value Sub-Account (Class B) (formerly Harris Oakmark Mid-Cap Value Sub-Account)
     Beginning of Period      4/2/2001                           10.163646
     End of Period                                               11.924478
     Number of Accum. Units Outstanding                          6,334.3346


CHART 2 - Contracts with Compounded-Plus Death Benefit and Additional Death
          Benefit - Earnings Preservation Benefit (total separate account product charges equal 2.05% on an annual basis)




                                  Period Ended
                                    12/31/01
-------------------------------------------------------------------------


Met Investors Series Trust (Class B):

Janus Aggressive Growth Sub-Account
     Beginning of Period       4/2/2001                          7.789783
     End of Period                                               7.271012
     Number of Accum. Units Outstanding                          0.0000

Lord Abbett Bond Debenture Sub-Account
     Beginning of Period       4/2/2001                          13.957349
     End of Period                                               13.907731
     Number of Accum. Units Outstanding                          604.9253

Lord Abbett Growth and Income Sub-Account
     Beginning of Period       4/2/2001                          39.904113
     End of Period                                               41.183429
     Number of Accum. Units Outstanding                          203.4315

MFS Research International Sub-Account
     Beginning of Period       4/2/2001                          8.738378
     End of Period                                               8.338689
     Number of Accum. Units Outstanding                          0.0000

MFS Mid Cap Growth Sub-Account
     Beginning of Period       4/2/2001                          7.614032
     End of Period                                               8.194891
     Number of Accum. Units Outstanding                          0.0000

Oppenheimer Capital Appreciation Sub-Account
     Beginning of Period       4/2/2001                          8.578646
     End of Period                                               8.424014
     Number of Accum. Units Outstanding                          0.0000

PIMCO Innovation Sub-Account
     Beginning of Period       4/2/2001                          6.760856
     End of Period                                               6.062465
     Number of Accum. Units Outstanding                          0.0000

PIMCO Total Return Sub-Account
     Beginning of Period       4/2/2001                          10.073711
     End of Period                                               10.482897
     Number of Accum. Units Outstanding                          804.2400

PIMCO Money Market Sub-Account
     Beginning of Period       4/2/2001                          10.040289
     End of Period                                               10.102844
     Number of Accum. Units Outstanding                          0.0000

Met/Putnam Research Sub-Account
     Beginning of Period       4/2/2001                          8.188043
     End of Period                                               8.025064
     Number of Accum. Units Outstanding                          0.0000

Met/AIM Mid Cap Core Equity Sub-Account (formerly Met/AIM Mid Cap Equity Sub-Account)
     Beginning of Period      10/9/2001                          10.000000
     End of Period                                               10.975020
     Number of Accum. Units Outstanding                          0.0000

Met/AIM Small Cap Growth Sub-Account
     Beginning of Period      10/9/2001                          10.000000
     End of Period                                               11.834858
     Number of Accum. Units Outstanding                          0.0000

State Street Research Concentrated
International Sub-Account
     Beginning of Period      10/9/2001                          10.000000
     End of Period                                               10.919466
     Number of Accum. Units Outstanding                          0.0000

Metropolitan Series Fund, Inc. (Class B):

MetLife Stock Index Sub-Account
     Beginning of Period      10/9/2001                          10.000000
     End of Period                                               10.833803
     Number of Accum. Units Outstanding                          0.0000

New England Zenith Fund:

Davis Venture Value Sub-Account (Class E)
     Beginning of Period      4/2/2001                           10.195418
     End of Period                                               10.105156
     Number of Accum. Units Outstanding                          830.0049


Harris Oakmark Focused Value Sub-Account (Class B) (formerly Harris Oakmark Mid-Cap Value Sub-Account)
     Beginning of Period      4/2/2001                           10.162315
     End of Period                                               11.887327
     Number of Accum. Units Outstanding                          709.5958



                                   APPENDIX B


PARTICIPATING INVESTMENT PORTFOLIOS

Below are the investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

MET INVESTORS SERIES TRUST (CLASS B):
-------------------------------------

Met Investors Series Trust is managed by Met Investors Advisory, LLC (Met Investors Advisory), which is an affiliate of MetLife Investors. Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory has engaged subadvisers to provide investment advice for the individual investment portfolios. The following Class B portfolios are available under the contract:

MET/AIM MID CAP CORE EQUITY PORTFOLIO

Investment Objective: The Met/AIM Mid Cap Core Equity Portfolio seeks long-term growth of capital.

MET/AIM SMALL CAP GROWTH PORTFOLIO

Investment Objective: The Met/AIM Small Cap Growth Portfolio seeks long-term growth of capital.

JANUS AGGRESSIVE GROWTH PORTFOLIO

Investment Objective: The Janus Aggressive Growth Portfolio seeks long-term growth of capital.

LORD ABBETT BOND DEBENTURE PORTFOLIO

Investment Objective: The Lord Abbett Bond Debenture Portfolio seeks to provide high current income and the opportunity for capital appreciation to produce a high total return.

LORD ABBETT GROWTH AND INCOME PORTFOLIO

Investment Objective: The Lord Abbett Growth and Income Portfolio seeks to achieve long-term growth of capital and income without excessive fluctuation in market value.

MFS RESEARCH INTERNATIONAL PORTFOLIO

Investment Objective: The MFS Research International Portfolio seeks capital appreciation.

MFS MID CAP GROWTH PORTFOLIO

Investment Objective: The MFS Mid Cap Growth Portfolio seeks long-term growth of capital.

OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO

Investment Objective: The Oppenheimer Capital Appreciation Portfolio seeks capital appreciation.

PIMCO INNOVATION PORTFOLIO

Investment Objective: The PIMCO Innovation Portfolio seeks capital appreciation; no consideration is given to income.

PIMCO TOTAL RETURN PORTFOLIO

Investment Objective: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.

PIMCO MONEY MARKET PORTFOLIO

Investment Objective: The PIMCO Money Market Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity. [An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment, it is possible to lose money by investing in the Portfolio.]

MET/PUTNAM RESEARCH PORTFOLIO

Investment Objective: The Met/Putnam Research Portfolio seeks capital appreciation.

STATE STREET RESEARCH CONCENTRATED INTERNATIONAL PORTFOLIO

Investment Objective: The State Street Research Concentrated International Portfolio seeks long-term growth of capital.

THIRD AVENUE SMALL CAP VALUE PORTFOLIO

Investment Objective: The Third Avenue Small Cap Value Portfolio seeks long term capital appreciation.

METROPOLITAN SERIES FUND, INC. (Class B)
----------------------------------------

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors and MetLife Investors USA, is the investment adviser to the portfolios. Metropolitan Life Insurance Company is the sub-investment manager for the MetLife Stock Index Portfolio. The following portfolio is available under the contract:

METLIFE STOCK INDEX PORTFOLIO

Investment Objective: The MetLife Stock Index Portfolio seeks to equal the performance of the Standard & Poor's 500 Composite Stock Price Index.

NEW ENGLAND ZENITH FUND
-----------------------

New England Zenith Fund is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors, is the investment adviser. MetLife Advisers has hired subadvisers to make the day-to-day investment decisions. The following portfolios are available under the contract:

DAVIS VENTURE VALUE SERIES (CLASS E)

Investment Objective: The investment objective of the Davis Venture Value Series is growth of capital.

HARRIS OAKMARK FOCUSED VALUE SERIES (CLASS B)

Investment Objective: The investment objective of the Harris Oakmark Focused Value Series is long-term capital appreciation.

JENNISON GROWTH SERIES (CLASS B)

Investment Objective: The investment objective of the Jennison Growth Series is long term growth of capital.

                                   APPENDIX C

EDCA Examples with Multiple Purchase Payments

In order to show how the EDCA program works, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only. The interest rate earned in an EDCA account will be 3%, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent purchase payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term.

6-Month EDCA

The following example demonstrates how the 6-month Enhanced Dollar Cost Averaging (EDCA) program operates when multiple purchase payments are allocated to the program. The example assumes that a $12,000 purchase payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 12% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 allocation amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using following formula:

Account Value 1st Payment Bucket (month 2) =
Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate) ^ (1/12) - EDCA

Transfer Amount

At the beginning of the 4th month, a second purchase payment of $6,000 is allocated to the EDCA program. The entire $6,000 is allocated to the 2nd Payment Bucket where it is credited with a 10% effective annual interest rate. This second purchase payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 allocation amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the account value in the 1st Payment Bucket until exhausted and then against the account value in the 2nd Payment Bucket until it is exhausted.

                                                                      -------Account Values------
     Beg of      Amount Allocated     Actual EDCA         EDCA        1st Payment     2nd Payment
     Month            to EDCA          Transfer       Account Value      Bucket          Bucket
     -----            -------          --------       -------------   -----------     -----------
       1               12000             2000            10000           10000
       2                                 2000             8095            8095
       3                                 2000             6172            6172
       4                6000             3000             9230             3230           6000
       5                                 3000             6309              261           6048
       6                                 3000             3359                0           3359
       7                                 3000              386                0            386
       8                                  389                0                0              0
       9                                    0                0                0              0
       10                                   0                0                0              0
       11                                   0                0                0              0
       12                                   0                0                0              0
       13                                   0                0                0              0
       14                                   0                0                0              0
       15                                   0                0                0              0

12-Month EDCA

The following example demonstrates how the 12-month Enhanced Dollar Cost Averaging (EDCA) program operates when multiple purchase payments are allocated to the program. The example assumes that a $24,000 purchase payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $22,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 12% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 allocation amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA account value are accumulated at the EDCA interest rate using the following formula:

Account Value 1st Payment Bucket (month 2) =
Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate) ^ (1/12)- EDCA Transfer Amount

At the beginning of the 6th month, a second purchase payment of $12,000 is allocated to the EDCA program. The entire $12,000 is allocated to the 2nd Payment Bucket where it is credited with a 10% effective annual interest rate. This second purchase payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 allocation amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the account value in the 1st Payment Bucket until exhausted and then against the account value in the 2nd Payment Bucket until it is exhausted.

                                                                      -------Account Values------
     Beg of      Amount Allocated     Actual EDCA         EDCA        1st Payment     2nd Payment
     Month            to EDCA          Transfer       Account Value      Bucket          Bucket
     -----            -------          --------       -------------   -----------     -----------
       1               24000              2000           22000           22000
       2                                  2000           20209           20209
       3                                  2000           18401           18401
       4                                  2000           16575           16575
       5                                  2000           14732           14732
       6               12000              3000           23872           11872            12000
       7                                  3000           21801            8985            12096
       8                                  3000           18262            6070            12192
       9                                  3000           15417            3128            12289
       10                                 3000           12545             157            12387
       11                                 3000            9645               0             9645
       12                                 3000            6722               0             6722
       13                                 3000            3776               0             3776
       14                                 3000             806               0              806
       15                                  812               0               0                0


                                     PART B





                       STATEMENT OF ADDITIONAL INFORMATION

                  INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                    issued by

                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE

                                       AND

                METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA



THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 2002, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT WHICH IS DESCRIBED HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS CALL OR WRITE US
AT: P.O. BOX 10366, DES MOINES, IOWA 50306-0366 (800) 343-8496.

THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED MAY 1, 2002.

                                TABLE OF CONTENTS

                                                                            Page

COMPANY


EXPERTS


CUSTODIAN


LEGAL OPINIONS


DISTRIBUTION


   Reduction or Elimination of the Withdrawal Charge


CALCULATION OF PERFORMANCE INFORMATION


   Total Return


   Performance Information


PART 1 - SEPARATE ACCOUNT PERFORMANCE


PART 2 - HISTORICAL FUND PERFORMANCE


   Historical Unit Values


   Reporting Agencies


ANNUITY PROVISIONS


   Variable Annuity


   Fixed Annuity


   Mortality and Expense Guarantee


   Regulatory Restrictions on Transactions


FINANCIAL STATEMENTS

                                     COMPANY


MetLife Investors was originally incorporated on September 6, 1972, as Industrial Indemnity Life Insurance Company, a California corporation, and changed its name to Xerox Financial Life Insurance Company in 1986. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company purchased MetLife Investors which on that date changed its name to Cova Financial Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company (MetLife) acquired GenAmerica Financial Corporation, the ultimate parent company of MetLife Investors Insurance Company (formerly "Cova Financial Services Life Insurance Company"), the parent company of MetLife Investors Insurance Company of California. MetLife, headquartered in New York City since 1868, is a leading provider of insurance and financial products and services to individual and group customers. We changed our name to MetLife Investors Insurance Company of California on February 12, 2001.

MetLife Investors is presently licensed to do business in the state of California.

We are a member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

                                     EXPERTS


The financial statements of the Company as of and for the years ended December 31, 2001, and 2000, included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph that discusses the Company's change in basis of accounting, as of January 1, 2000, as a result of a business combination accounted for as a purchase), and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the sub-accounts of the Separate Account as of December 31, 2001, and for each of the periods in the two years then ended included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is One City Centre, St. Louis, Missouri 63101.

The financial statements of the Company as of December 31, 1999, and for the year then ended included in this Statement of Additional Information, have been so included in reliance on the report of KPMG LLP, independent auditors, given on the authority of said firm as experts in accounting and auditing. The principal business address of KPMG LLP is 303 East Wacker Drive, Chicago, Illinois 60601.

                                    CUSTODIAN

MetLife Investors Insurance Company, P.O. Box 10366, Des Moines, Iowa 50306-0366, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.

LEGAL MATTERS Sutherland Asbill & Brennan LLP, Washington, DC has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts.

                                  DISTRIBUTION


MetLife Investors Distribution Company acts as the distributor. MetLife Investors Distribution Company is an affiliate of the Company. The offering is on a continuous basis.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

The amount of the withdrawal charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the withdrawal charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Per contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the withdrawal charge.

The withdrawal charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

                     CALCULATION OF PERFORMANCE INFORMATION

TOTAL RETURN

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an accumulation unit based on the performance of an investment portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the accumulation unit value at the beginning of the period.

Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the separate account product charges (including death benefit rider charges), the expenses for the underlying investment portfolio being advertised and any applicable account fee, withdrawal charges and Living Benefit rider charge. For purposes of calculating performance information, the Living Benefit rider charge is reflected as a percentage of account value. Premium taxes are not reflected.

The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual accumulation unit values for an initial $1,000 purchase payment, and deducting any applicable account fee and any applicable withdrawal charges to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

                    n
            P (1 + T) = ERV

Where:

     P =          a hypothetical initial payment of $1,000


     T =          average annual total return


     n =          number of years


     ERV = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1,5 or 10 year periods used.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of any account fee, withdrawal charge and Living Benefit rider charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.

Owners should note that the investment results of each investment portfolio will fluctuate over time, and any presentation of the investment portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.

The contracts are new and therefore have no performance history. However, the Separate Account and certain portfolios have been in existence for sometime and consequently have an investment performance history. In order to show how the historical investment performance of the Separate Account and the portfolios affect accumulation unit values, performance information was developed. The information is based upon the historical experience of the Separate Account and the portfolios and is for the periods shown. The prospectus (Appendix B) also contains performance information.

Future performance of the portfolios will vary and the results shown are not necessarily representative of future results. Performance for periods ending after those shown may vary substantially from the examples shown. The performance for a portfolio is calculated for a specified period of time by assuming an initial purchase payment of $1,000 allocated to the portfolio. There are performance figures for the accumulation units that reflect the separate account product charges (including the death benefit rider charge) as well as the portfolio expenses. There are also performance figures for the accumulation units that reflect the separate account product charge (including the death benefit rider charge), the account fee, the Living Benefit rider charge, the portfolio expenses, and assume that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected. The percentage increases (decreases) are determined by subtracting the initial purchase payment from the ending value and dividing the remainder by the beginning value. The performance may also show figures when no withdrawal is assumed.

PERFORMANCE INFORMATION

Future performance will vary and the results shown are not necessarily representative of future results.

Note: The figures below present investment performance information for the periods ended December 31, 2001. While these numbers represent the returns as of that date, they do not represent performance information of the portfolios since that date. Performance information for the periods after December 31, 2001, may be different than the numbers shown below.

                      PART 1 - SEPARATE ACCOUNT PERFORMANCE

Shown below is the average annual total return of the separate account corresponding to each investment portfolio since the portfolio was first made available in the separate account. Also shown (when available) is adjusted historical investment portfolio average annual total return prior to the portfolio's availability in the separate account, derived from the performance of each investment portfolio adjusted to reflect charges as noted below. This adjusted historical investment portfolio average annual total return is denoted by an asterisk (*).


There are 4 charts below:

Chart 1 is for contracts with the standard Annual Step Up death benefit.

Chart 2 is for contracts with the optional Compound Plus death benefit.

Chart 3 is for contracts with the Annual Step Up death benefit and the Additional Death Benefit - Earnings Preservation benefit

Chart 4 is for contracts with the Compound Plus death benefit and the Additional Death Benefit - Earnings Preservation benefit

o Column A presents performance figures for the accumulation units which reflect the separate account product charges (including the death benefit rider charge, the account fee and the Living Benefit rider charge, the fees and expenses of each portfolio, and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

o Column B presents performance figures for the accumulation units which reflect the separate account product charges (including the death benefit rider charge) and fees and expenses of each portfolio.


Total Return for the periods ended December 31, 2001:


METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE (MLIOC)

                                                                   Accumulation Unit Performance   Accumulation Unit Performance
BONUS VA                                                                       Column A                      Column B
AS OF 12/31/01                                                        (Reflects all charges and  (reflects separate account product
CHART 1                                                                   portfolio expenses)       charges and portfolio expenses)
                                                                    ------------------------------  -------------------------------

                                                         SEPARATE
                                                          ACCOUNT
                                                         INCEPTION
                                                           DATE
                                                            IN                             SINCE                          SINCE
                   PORTFOLIO                             PORTFOLIO    1 YEAR    5 YEAR   INCEPTION    1 YEAR   5 YEAR   INCEPTION
                   ---------                             ---------    ------    ------   ---------    ------   ------   ---------
Met Investors - Janus Aggressive Growth Portfolio B       3/20/01         N/A      N/A    -18.44%       N/A      N/A     -10.09%
Met Investors - Lord Abbett Bond Debenture B              5/20/96      -5.87%    2.62%      4.27%       1.78%    3.87%     5.38%
Met Investors - Lord Abbett Growth & Income B             7/20/95     -15.16%    8.92%     11.02%      -7.54%   10.01%    11.80%
Met Investors - Met Putnam Research Portfolio B           3/20/01         N/A      N/A    -11.90%        N/A      N/A     -3.54%
Met Investors - MFS Mid Cap Growth Portfolio B            3/20/01         N/A      N/A     -9.57%        N/A      N/A     -1.19%
Met Investors - MFS Research International Portfolio B    3/20/01         N/A      N/A    -14.24%        N/A      N/A     -5.88%
Met Investors - MIST AIM Mid Cap Core Equity Portfolio B  10/9/01         N/A      N/A      1.66%        N/A      N/A      9.85%
Met Investors - MIST AIM Small Cap Growth Portfolio B     10/9/01         N/A      N/A     10.26%        N/A      N/A     18.46%
Met Investors - MIST SSR Concentrated Int'l Portfolio B   10/9/01         N/A      N/A      1.11%        N/A      N/A      9.29%
Met Investors - Oppenheimer Capital Appreciation B        3/20/01         N/A      N/A    -11.40%        N/A      N/A     -3.04%
Met Investors - PIMCO Innovation Portfolio B              3/20/01         N/A      N/A    -24.93%        N/A      N/A    -16.60%
Met Investors - PIMCO Money Market Portfolio B            3/20/01         N/A      N/A     -7.35%        N/A      N/A      1.02%
Met Investors - PIMCO Total Return Portfolio B            3/20/01         N/A      N/A     -4.72%        N/A      N/A      3.67%
MetLife - MetLife Stock Index B                           10/9/01     -22.58%*   6.76%*     0.25%     -14.98%*   7.90%*    8.44%
Zenith - Davis Venture Value E                             4/2/01     -20.27%*   8.73%*    -8.95%     -12.67%*   9.82%*   -0.59%
Zenith - Harris Oakmark Focused Value B                    4/2/01      17.60%*   8.14%*     8.92%      25.35%*   9.27%*   17.33%



METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE (MLIOC)

                                                                   Accumulation Unit Performance     Accumulation Unit Performance
BONUS VA                                                                       Column A                        Column B
AS OF 12/31/01                                                       (Reflects all charges and    (reflects separate account product
CHART 2                                                                   portfolio expenses)       charges and portfolio expenses)
                                                                    ------------------------------  -------------------------------

                                                         SEPARATE
                                                          ACCOUNT
                                                         INCEPTION
                                                           DATE
                                                            IN                             SINCE                          SINCE
                   PORTFOLIO                             PORTFOLIO    1 YEAR    5 YEAR   INCEPTION    1 YEAR   5 YEAR   INCEPTION
                   ---------                             ---------    ------    ------   ---------    ------   ------   ---------
Met Investors - Janus Aggressive Growth Portfolio B       3/20/01         N/A      N/A    -18.54%        N/A      N/A    -10.20%
Met Investors - Lord Abbett Bond Debenture B              5/20/96      -6.03%    2.46%      4.11%       1.63%    3.71%     5.22%
Met Investors - Lord Abbett Growth & Income B             7/20/95     -15.30%    8.75%     10.85%      -7.67%    9.85%    11.63%
Met Investors - Met Putnam Research Portfolio B           3/20/01         N/A      N/A    -12.01%        N/A      N/A     -3.65%
Met Investors - MFS Mid Cap Growth Portfolio B            3/20/01         N/A      N/A     -9.68%        N/A      N/A     -1.31%
Met Investors - MFS Research International Portfolio B    3/20/01         N/A      N/A    -14.35%        N/A      N/A     -5.99%
Met Investors - MIST AIM Mid Cap Core Equity Portfolio B  10/9/01         N/A      N/A      1.63%        N/A      N/A      9.81%
Met Investors - MIST AIM Small Cap Growth Portfolio B     10/9/01         N/A      N/A     10.22%        N/A      N/A     18.42%
Met Investors - MIST SSR Concentrated Int'l Portfolio B   10/9/01         N/A      N/A      1.07%        N/A      N/A      9.26%
Met Investors - Oppenheimer Capital Appreciation B        3/20/01         N/A      N/A    -11.51%        N/A      N/A     -3.15%
Met Investors - PIMCO Innovation Portfolio B              3/20/01         N/A      N/A    -25.03%        N/A      N/A    -16.70%
Met Investors - PIMCO Money Market Portfolio B            3/20/01         N/A      N/A     -7.47%        N/A      N/A      0.91%
Met Investors - PIMCO Total Return Portfolio B            3/20/01         N/A      N/A     -4.84%        N/A      N/A      3.54%
MetLife - MetLife Stock Index B                           10/9/01     -22.70%*   6.60%*     0.21%     -15.11%*   7.73%*    8.40%
Zenith - Davis Venture Value E                             4/2/01     -20.41%*   8.56%*    -9.06%     -12.80%*   9.66%*   -0.70%
Zenith - Harris Oakmark Focused Value B                    4/2/01      17.42%*   7.97%*     8.79%      25.16%*   9.10%*   17.19%




METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE (MLIOC)

                                                                    Accumulation Unit Performance    Accumulation Unit Performance
BONUS VA                                                                       Column A                         Column B
AS OF 12/31/01                                                       (Reflects all charges and    (reflects separate account product
CHART 3                                                                   portfolio expenses)       charges and portfolio expenses)
                                                                    ------------------------------   -------------------------------

                                                         SEPARATE
                                                          ACCOUNT
                                                         INCEPTION
                                                           DATE
                                                            IN                             SINCE                          SINCE
                   PORTFOLIO                             PORTFOLIO    1 YEAR    5 YEAR   INCEPTION    1 YEAR   5 YEAR   INCEPTION
                   ---------                             ---------    ------    ------   ---------    ------   ------   ---------
Met Investors - Janus Aggressive Growth Portfolio B       3/20/01        N/A       N/A    -18.61%        N/A      N/A    -10.27%
Met Investors - Lord Abbett Bond Debenture B              5/20/96      -6.13%    2.35%      4.00%       1.53%    3.61%     5.11%
Met Investors - Lord Abbett Growth & Income B             7/20/95     -15.39%    8.64%     10.74%      -7.77%    9.74%    11.52%
Met Investors - Met Putnam Research Portfolio B           3/20/01         N/A      N/A    -12.09%        N/A      N/A     -3.72%
Met Investors - MFS Mid Cap Growth Portfolio B            3/20/01         N/A      N/A     -9.76%        N/A      N/A     -1.39%
Met Investors - MFS Research International Portfolio B    3/20/01         N/A      N/A    -14.42%        N/A      N/A     -6.06%
Met Investors - MIST AIM Mid Cap Core Equity Portfolio B  10/9/01         N/A      N/A      1.60%        N/A      N/A      9.79%
Met Investors - MIST AIM Small Cap Growth Portfolio B     10/9/01         N/A      N/A     10.20%        N/A      N/A     18.39%
Met Investors - MIST SSR Concentrated Int'l Portfolio B   10/9/01         N/A      N/A      1.05%        N/A      N/A      9.23%
Met Investors - Oppenheimer Capital Appreciation B        3/20/01         N/A      N/A    -11.59%        N/A      N/A     -3.23%
Met Investors - PIMCO Innovation Portfolio B              3/20/01         N/A      N/A    -25.10%        N/A      N/A    -16.77%
Met Investors - PIMCO Money Market Portfolio B            3/20/01         N/A      N/A     -7.55%        N/A      N/A      0.83%
Met Investors - PIMCO Total Return Portfolio B            3/20/01         N/A      N/A     -4.92%        N/A      N/A      3.46%
MetLife - MetLife Stock Index B                           10/9/01     -22.79%*   6.49%*     0.19%     -15.19%*   7.63%*    8.38%
Zenith - Davis Venture Value E                             4/2/01     -20.49%*   8.45%*    -9.13%     -12.89%*   9.55%*   -0.77%
Zenith - Harris Oakmark Focused Value B                    4/2/01      17.29%*   7.86%*     8.70%      25.03%*   8.99%*   17.11%


METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE (MLIOC)

                                                                    Accumulation Unit Performance   Accumulation Unit Performance
BONUS VA                                                                       Column A                       Column B
AS OF 12/31/01                                                       (Reflects all charges and    (reflects separate account product
CHART 4                                                                   portfolio expenses)       charges and portfolio expenses)
                                                                    ------------------------------   -------------------------------

                                                         SEPARATE
                                                          ACCOUNT
                                                         INCEPTION
                                                           DATE
                                                            IN                             SINCE                          SINCE
                   PORTFOLIO                             PORTFOLIO    1 YEAR    5 YEAR   INCEPTION    1 YEAR   5 YEAR   INCEPTION
                   ---------                             ---------    ------    ------   ---------    ------   ------   ---------
Met Investors - Janus Aggressive Growth Portfolio B       3/20/01         N/A      N/A    -18.72%        N/A      N/A    -10.37%
Met Investors - Lord Abbett Bond Debenture B              5/20/96      -6.28%    2.19%      3.84%       1.38%    3.45%     4.96%
Met Investors - Lord Abbett Growth & Income B             7/20/95     -15.53%    8.47%     10.57%      -7.91%    9.57%    11.35%
Met Investors - Met Putnam Research Portfolio B           3/20/01         N/A      N/A    -12.20%        N/A      N/A     -3.84%
Met Investors - MFS Mid Cap Growth Portfolio B            3/20/01         N/A      N/A     -9.87%        N/A      N/A     -1.50%
Met Investors - MFS Research International Portfolio B    3/20/01         N/A      N/A    -14.53%        N/A      N/A     -6.17%
Met Investors - MIST AIM Mid Cap Core Equity Portfolio B  10/9/01         N/A      N/A      1.56%        N/A      N/A      9.75%
Met Investors - MIST AIM Small Cap Growth Portfolio B     10/9/01         N/A      N/A     10.16%        N/A      N/A     18.35%
Met Investors - MIST SSR Concentrated Int'l Portfolio B   10/9/01         N/A      N/A      1.01%        N/A      N/A      9.20%
Met Investors - Oppenheimer Capital Appreciation B        3/20/01         N/A      N/A    -11.70%        N/A      N/A     -3.34%
Met Investors - PIMCO Innovation Portfolio B              3/20/01         N/A      N/A    -25.19%        N/A      N/A    -16.87%
Met Investors - PIMCO Money Market Portfolio B            3/20/01         N/A      N/A     -7.67%        N/A      N/A      0.71%
Met Investors - PIMCO Total Return Portfolio B            3/20/01         N/A      N/A     -5.04%        N/A      N/A      3.34%
MetLife - MetLife Stock Index B                           10/9/01     -22.92%*   6.32%*     0.15%     -15.32%*   7.46%*    8.34%
Zenith - Davis Venture Value E                             4/2/01     -20.62%*   8.28%*    -9.24%     -13.02%*   9.38%*   -0.89%
Zenith - Harris Oakmark Focused Value B                    4/2/01      17.10%*   7.69%*     8.57%      24.84%*   8.83%*   16.98%



                      PART 2 - HISTORICAL FUND PERFORMANCE

The information is based upon the historical experience of the portfolios and is for the periods shown. The charts below show the investment performance of the portfolios and the accumulation unit performance calculated by assuming that the contracts were invested in the portfolios for the same periods.

There are 4 charts below. Each chart presents performance information based upon which riders you select.

Chart 1 is for contracts with the standard Annual Step Up death benefit.

Chart 2 is for contracts with the optional Compound Plus death benefit.

Chart 3 is for contracts with the Annual Step Up death benefit and the Additional Death Benefit - Earnings Preservation benefit

Chart 4 is for contracts with the Compound Plus death benefit and the Additional Death Benefit - Earnings Preservation benefit

o The performance figures in Column A reflect the fees and expenses paid by each portfolio.

o Column B presents performance figures for the accumulation units that reflect the separate account product charges (including the death benefit rider charge, the account fee and the Living Benefit rider charges, the fees and expenses of each portfolio, and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

o Column C presents performance figures for the accumulation units that reflect the separate account product charges (including the death benefit rider charge) and the fees and expenses of each portfolio.

Total Return for the periods ended December 31, 2001:


METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE (MLIOC)
                                                                                    Accumulation                Accumulation
BONUS VA                                                                           Unit Performance           Unit Performance
AS OF 12/31/01                                               Column A                  Column B                    Column C
CHART 1                                                                                                   (reflects separate account
                                                                               (Reflects all charges and      product charges and
                                                       Portfolio Performance       portfolio expenses)        portfolio expenses)
                                                    -------------------------- -------------------------- --------------------------

                                         PORTFOLIO                   10 YRS OR                  10 YRS OR                 10 YRS OR
                                         INCEPTION                     SINCE                      SINCE                     SINCE
                PORTFOLIO                   DATE    1 YEAR   5 YEAR  INCEPTION 1 YEAR   5 YEAR  INCEPTION  1 YEAR 5 YEAR  INCEPTION
Met Investors - Janus Aggressive Growth
  Portfolio B                             2/12/01      N/A      N/A  -26.00%      N/A      N/A  -35.41%*     N/A      N/A  -27.08%*
Met Investors - Lord Abbett Bond
  Debenture B                              5/1/96    3.50%    5.22%    6.68%   -5.87%    2.62%    4.32%*    1.78%    3.87%   5.42%*
Met Investors - Lord Abbett Growth
  & Income B                             12/11/89   -5.97%   11.84%   13.84%  -15.16%    8.92%   11.52%*   -7.54%   10.01%  11.97%*
Met Investors - Met Putnam Research
  Portfolio B                             2/12/01      N/A      N/A  -18.33%      N/A      N/A  -27.87%*     N/A      N/A  -19.52%*
Met Investors - MFS Mid Cap Growth
  Portfolio B                             2/12/01      N/A      N/A  -16.60%      N/A      N/A  -26.17%*     N/A      N/A  -17.82%*
Met Investors - MFS Research
  International Portfolio B               2/12/01      N/A      N/A  -15.14%      N/A      N/A  -24.73%*     N/A      N/A  -16.37%*
Met Investors - MIST AIM Mid Cap Core
  Equity Portfolio B                      10/9/01      N/A      N/A   10.26%      N/A      N/A    1.66%      N/A      N/A    9.85%
Met Investors - MIST AIM Small Cap
  Growth Portfolio B                      10/9/01      N/A      N/A   18.90%      N/A      N/A   10.26%      N/A      N/A   18.46%
Met Investors - MIST SSR Concentrated
  Int'l Portfolio B                       10/9/01      N/A      N/A    9.69%      N/A      N/A    1.11%      N/A      N/A    9.29%
Met Investors - Oppenheimer Capital
  Appreciation B                          2/12/01      N/A      N/A  -14.27%      N/A      N/A  -23.88%*     N/A      N/A  -15.52%*
Met Investors - PIMCO Innovation
  Portfolio B                             2/12/01      N/A      N/A  -38.30%      N/A      N/A  -47.49%*     N/A      N/A  -39.20%*
Met Investors - PIMCO Money Market
  Portfolio B                             2/12/01      N/A      N/A    2.85%      N/A      N/A   -7.09%*     N/A      N/A    1.32%*
Met Investors - PIMCO Total Return
  Portfolio B                             2/12/01      N/A      N/A    6.68%      N/A      N/A   -3.29%*     N/A      N/A    5.13%*
MetLife - MetLife Stock Index B            5/1/90  -12.40%   10.02%   12.29%  -22.58%*   6.76%*   9.82%*  -14.98%*   7.90%* 10.27%*
Zenith - Davis Venture Value E           10/31/94  -11.28%   11.65%   16.17%  -20.27%*   8.73%*  13.60%*  -12.67%*   9.82%* 14.24%*
Zenith - Harris Oakmark Focused
  Value B                                 4/30/93   27.51%   11.11%   13.27%   17.60%*   8.14%*  10.83%*   25.35%*   9.27%* 11.38%*



METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE (MLIOC)

                                                                                    Accumulation                Accumulation
BONUS VA                                                                           Unit Performance           Unit Performance
AS OF 12/31/01                                               Column A                  Column B                    Column C
CHART 2                                                                                                   (reflects separate account
                                                                               (Reflects all charges and      product charges and
                                                       Portfolio Performance       portfolio expenses)        portfolio expenses)
                                                    -------------------------- -------------------------- --------------------------

                                         PORTFOLIO                   10 YRS OR                  10 YRS OR                 10 YRS OR
                                         INCEPTION                     SINCE                      SINCE                     SINCE
                PORTFOLIO                   DATE    1 YEAR   5 YEAR  INCEPTION 1 YEAR   5 YEAR  INCEPTION  1 YEAR 5 YEAR  INCEPTION
Met Investors - Janus Aggressive Growth
  Portfolio B                             2/12/01     N/A      N/A   -26.00%     N/A      N/A   -35.50%*     N/A      N/A  -27.18%*
Met Investors - Lord Abbett Bond
 Debenture B                               5/1/96    3.50%    5.22%    6.68%   -6.03%    2.46%    4.16%*    1.63%    3.71%   5.26%*
Met Investors - Lord Abbett Growth
  & Income B                             12/11/89   -5.97%   11.84%   13.84%  -15.30%    8.75%   11.35%*   -7.67%    9.85%  11.80%*
Met Investors - Met Putnam Research
  Portfolio B                             2/12/01     N/A      N/A   -18.33%     N/A      N/A   -27.97%*     N/A      N/A  -19.63%*
Met Investors - MFS Mid Cap Growth
  Portfolio B                             2/12/01     N/A      N/A   -16.60%     N/A      N/A   -26.28%*     N/A      N/A  -17.92%*
Met Investors - MFS Research
  International Portfolio B               2/12/01     N/A      N/A   -15.14%     N/A      N/A   -24.84%*     N/A      N/A  -16.48%*
Met Investors - MIST AIM Mid Cap Core
  Equity Portfolio B                      10/9/01     N/A      N/A    10.26%     N/A      N/A     1.63%      N/A      N/A    9.81%
Met Investors - MIST AIM Small Cap Growth
  Portfolio B                             10/9/01     N/A      N/A    18.90%     N/A      N/A    10.22%      N/A      N/A   18.42%
Met Investors - MIST SSR Concentrated
  Int'l Portfolio B                       10/9/01     N/A      N/A     9.69%     N/A      N/A     1.07%      N/A      N/A    9.26%
Met Investors - Oppenheimer Capital
  Appreciation B                          2/12/01     N/A      N/A   -14.27%     N/A      N/A   -23.99%*     N/A      N/A  -15.63%*
Met Investors - PIMCO Innovation
  Portfolio B                             2/12/01     N/A      N/A   -38.30%     N/A      N/A   -47.57%*     N/A      N/A  -39.28%*
Met Investors - PIMCO Money Market
  Portfolio B                             2/12/01     N/A      N/A     2.85%     N/A      N/A    -7.23%*     N/A      N/A    1.19%*
Met Investors - PIMCO Total Return
  Portfolio B                             2/12/01     N/A      N/A     6.68%     N/A      N/A    -3.43%*     N/A      N/A    4.99%*
MetLife - MetLife Stock Index B            5/1/90  -12.40%   10.02%   12.29%  -22.70%*   6.60%*   9.66%*  -15.11%*   7.73%* 10.11%*
Zenith - Davis Venture Value E           10/31/94  -11.28%   11.65%   16.17%  -20.41%*   8.56%*  13.43%*  -12.80%*   9.66%* 14.07%*
Zenith - Harris Oakmark Focused Value B   4/30/93   27.51%   11.11%   13.27%   17.42%*   7.97%*  10.66%*   25.16%*   9.10%* 11.22%*


METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE (MLIOC)

                                                                                    Accumulation                Accumulation
BONUS VA                                                                           Unit Performance           Unit Performance
AS OF 12/31/01                                               Column A                  Column B                    Column C
CHART 3                                                                                                   (reflects separate account
                                                                               (Reflects all charges and      product charges and
                                                       Portfolio Performance       portfolio expenses)        portfolio expenses)
                                                    -------------------------- -------------------------- --------------------------

                                         PORTFOLIO                   10 YRS OR                  10 YRS OR                 10 YRS OR
                                         INCEPTION                     SINCE                      SINCE                     SINCE
                PORTFOLIO                   DATE    1 YEAR   5 YEAR  INCEPTION 1 YEAR   5 YEAR  INCEPTION  1 YEAR 5 YEAR  INCEPTION
Met Investors - Janus Aggressive
  Growth Portfolio B                      2/12/01     N/A      N/A   -26.00%     N/A      N/A   -35.57%*     N/A      N/A  -27.24%*
Met Investors - Lord Abbett Bond
  Debenture B                              5/1/96    3.50%    5.22%    6.68%   -6.13%    2.35%    4.05%*    1.53%    3.61%   5.15%*
Met Investors - Lord Abbett Growth
  & Income B                             12/11/89   -5.97%   11.84%   13.84%  -15.39%    8.64%   11.24%*   -7.77%    9.74%  11.69%*
Met Investors - Met Putnam Research
  Portfolio B                             2/12/01     N/A      N/A   -18.33%     N/A      N/A   -28.04%*     N/A      N/A  -19.70%*
Met Investors - MFS Mid Cap Growth
  Portfolio B                             2/12/01     N/A      N/A   -16.60%     N/A      N/A   -26.35%*     N/A      N/A  -18.00%*
Met Investors - MFS Research
  International Portfolio B               2/12/01     N/A      N/A   -15.14%     N/A      N/A   -24.92%*     N/A      N/A  -16.56%*
Met Investors - MIST AIM Mid Cap Core
  Equity Portfolio B                      10/9/01     N/A      N/A    10.26%     N/A      N/A     1.60%      N/A      N/A    9.79%
Met Investors - MIST AIM Small Cap
  Growth Portfolio B                      10/9/01     N/A      N/A    18.90%     N/A      N/A    10.20%      N/A      N/A   18.39%
Met Investors - MIST SSR Concentrated
  Int'l Portfolio B                       10/9/01     N/A      N/A     9.69%     N/A      N/A     1.05%      N/A      N/A    9.23%
Met Investors - Oppenheimer Capital
  Appreciation B                          2/12/01     N/A      N/A   -14.27%     N/A      N/A   -24.06%*     N/A      N/A  -15.70%*
Met Investors - PIMCO Innovation
  Portfolio B                             2/12/01     N/A      N/A   -38.30%     N/A      N/A   -47.62%*     N/A      N/A  -39.34%*
Met Investors - PIMCO Money Market
  Portfolio B                             2/12/01     N/A      N/A     2.85%     N/A      N/A    -7.32%*     N/A      N/A    1.10%*
Met Investors - PIMCO Total Return
  Portfolio B                             2/12/01     N/A      N/A     6.68%     N/A      N/A    -3.53%*     N/A      N/A    4.90%*
MetLife - MetLife Stock Index B            5/1/90  -12.40%   10.02%   12.29%  -22.79%*   6.49%*   9.55%*  -15.19%*   7.63%* 10.00%*
Zenith - Davis Venture Value E           10/31/94  -11.28%   11.65%   16.17%  -20.49%*   8.45%*  13.32%*  -12.89%*   9.55%* 13.95%*
Zenith - Harris Oakmark Focused Value B   4/30/93   27.51%   11.11%   13.27%   17.29%*   7.86%*  10.55%*   25.03%*   8.99%* 11.10%*



METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE (MLIOC)

                                                                                    Accumulation                Accumulation
BONUS VA                                                                           Unit Performance           Unit Performance
AS OF 12/31/01                                               Column A                  Column B                    Column C
CHART 4                                                                                                   (reflects separate account
                                                                               (Reflects all charges and      product charges and
                                                       Portfolio Performance       portfolio expenses)        portfolio expenses)
                                                    -------------------------- -------------------------- --------------------------

                                         PORTFOLIO                   10 YRS OR                  10 YRS OR                 10 YRS OR
                                         INCEPTION                     SINCE                      SINCE                     SINCE
                PORTFOLIO                   DATE    1 YEAR   5 YEAR  INCEPTION 1 YEAR   5 YEAR  INCEPTION  1 YEAR 5 YEAR  INCEPTION
Met Investors - Janus Aggressive
  Growth Portfolio B                      2/12/01     N/A      N/A   -26.00%     N/A      N/A   -35.66%*     N/A      N/A  -27.34%*
Met Investors - Lord Abbett Bond
  Debenture B                              5/1/96    3.50%    5.22%    6.68%   -6.28%    2.19%    3.89%*    1.38%    3.45%   5.00%*
Met Investors - Lord Abbett Growth
  & Income B                             12/11/89   -5.97%   11.84%   13.84%  -15.53%    8.47%   11.07%*   -7.91%    9.57%  11.53%*
Met Investors - Met Putnam Research
  Portfolio B                             2/12/01     N/A      N/A   -18.33%     N/A      N/A   -28.15%*     N/A      N/A  -19.80%*
Met Investors - MFS Mid Cap Growth
  Portfolio B                             2/12/01     N/A      N/A   -16.60%     N/A      N/A   -26.46%*     N/A      N/A  -18.11%*
Met Investors - MFS Research
  International Portfolio B               2/12/01     N/A      N/A   -15.14%     N/A      N/A   -25.03%*     N/A      N/A  -16.67%*
Met Investors - MIST AIM Mid Cap Core
  Equity Portfolio B                      10/9/01     N/A      N/A    10.26%     N/A      N/A     1.56%      N/A      N/A    9.75%
Met Investors - MIST AIM Small Cap Growth
  Portfolio B                             10/9/01     N/A      N/A    18.90%     N/A      N/A    10.16%      N/A      N/A   18.35%
Met Investors - MIST SSR Concentrated
  Int'l Portfolio B                       10/9/01     N/A      N/A     9.69%     N/A      N/A     1.01%      N/A      N/A    9.20%
Met Investors - Oppenheimer Capital
  Appreciation B                          2/12/01     N/A      N/A   -14.27%     N/A      N/A   -24.18%*     N/A      N/A  -15.82%*
Met Investors - PIMCO Innovation
  Portfolio B                             2/12/01     N/A      N/A   -38.30%     N/A      N/A   -47.70%*     N/A      N/A  -39.42%*
Met Investors - PIMCO Money Market
  Portfolio B                             2/12/01     N/A      N/A     2.85%     N/A      N/A    -7.45%*     N/A      N/A    0.96%*
Met Investors - PIMCO Total Return
  Portfolio B                             2/12/01     N/A      N/A     6.68%     N/A      N/A    -3.66%*     N/A      N/A    4.76%*
MetLife - MetLife Stock Index B            5/1/90  -12.40%   10.02%   12.29%  -22.92%*   6.32%*   9.38%*  -15.32%*   7.46%*  9.83%*
Zenith - Davis Venture Value E           10/31/94  -11.28%   11.65%   16.17%  -20.62%*   8.28%*  13.14%*  -13.02%*   9.38%* 13.78%*
Zenith - Harris Oakmark Focused Value B   4/30/93   27.51%   11.11%   13.27%   17.10%*   7.69%*  10.38%*   24.84%*   8.83%* 10.94%*


HISTORICAL UNIT VALUES

The Company may also show historical accumulation unit values in certain advertisements containing illustrations. These illustrations will be based on actual accumulation unit values.

In addition, the Company may distribute sales literature which compares the percentage change in accumulation unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

REPORTING AGENCIES

The Company may also distribute sales literature which compares the performance of the accumulation unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of almost 4,000 investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Roswell, Georgia and published by Financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.

Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.

                               ANNUITY PROVISIONS

VARIABLE ANNUITY

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.

The Adjusted Contract Value (contract value, less any applicable premium taxes, account fee, and prorated Living Benefit rider charge, if any) will be applied to the applicable Annuity Table to determine the first annuity payment. The adjusted contract value is determined on the annuity calculation date, which is a business day no more than five (5) business days before the annuity date. The dollar amount of the first variable annuity payment is determined as follows:
The first variable annuity payment will be based upon the annuity option elected, the annuitant's age and sex, and the appropriate variable annuity option table. If, as of the annuity calculation date, the then current variable annuity option rates applicable to this class of contracts provide a first annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.

The dollar amount of variable annuity payments after the first payment is determined as follows:

       o dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each applicable investment portfolio as of the annuity calculation date. This establishes the number of annuity units for each monthly payment. The number of annuity units for each applicable investment portfolio remains fixed during the annuity period, unless you transfer values from the investment portfolio to another investment portfolio;

       o the fixed number of annuity units per payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the business day for which the annuity payment is being calculated. This result is the dollar amount of the payment for each applicable investment portfolio, less any account fee. The account fee will be deducted prorata out of each annuity payment.

The total dollar amount of each variable annuity payment is the sum of all investment portfolio variable annuity payments.

ANNUITY UNIT - The initial annuity unit value for each investment portfolio of the Separate Account was set by us.

The subsequent annuity unit value for each investment portfolio is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for the investment portfolio for the current business day and multiplying the result by a factor for each day since the last business day which offsets the assumed investment return used to develop the variable annuity tables.

(1) the dollar amount of the first annuity payment is divided by the value of an annuity unit as of the annuity date. This establishes the number of annuity units for each monthly payment. The number of annuity units remains fixed during the annuity payment period.

(2) the fixed number of annuity units is multiplied by the annuity unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

NET INVESTMENT FACTOR - The net investment factor for each investment portfolio is determined by dividing A by B and multiplying by (1-C) where:

A is   (i)    the net asset value per share of the portfolio at the end of the current business day; plus

       (ii) any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current business day.

B is the net asset value per share of the portfolio for the immediately preceding business day.

C is   (i)    the separate account product charges and for each day since the last business day. The daily charge is equal to the annual separate account product charges divided by 365; plus

       (ii) a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:

o      You may not make a transfer from the fixed account to the Separate
       Account;

o Transfers among the subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the new annuity units; and

o You may make a transfer from the Separate Account to the fixed account. The amount transferred to the fixed account from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by "(b)" multiplied by "(c)", where (a) is the number of annuity units representing your interest in the subaccount per annuity payment; (b) is the annuity unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the annuity date for the annuity option elected. Amounts transferred to the fixed account will be applied under the annuity option elected at the attained age of the annuitant at the time of the transfer using the fixed annuity option table. If at the time of transfer, the then current fixed annuity option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and annuity unit values will be determined as of the end of the business day on which the Company receives a notice.

FIXED ANNUITY

A fixed annuity is a series of payments made during the annuity phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The fixed account value on the day immediately preceding the annuity date will be used to determine the fixed annuity monthly payment. The first monthly annuity payment will be based upon the annuity option elected and the appropriate annuity option table.

MORTALITY AND EXPENSE GUARANTEE

The Company guarantees that the dollar amount of each annuity payment after the first annuity payment will not be affected by variations in mortality or expense experience.

LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS

If mandated under applicable law, the Company may be required to reject a premium payment. The Company may also be required to block a contract owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making annuity payments until instructions are received from the appropriate regulator.

                              FINANCIAL STATEMENTS

The financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contract.

INDEPENDENT AUDITORS' REPORT


The Board of Directors and Shareholder of
MetLife Investors Insurance Company of California and
Contract Owners of MetLife Investors Variable Annuity Account Five


We have audited the accompanying statement of assets and liabilities of each of the sub-accounts (as disclosed in Note 1 to the financial statements) comprising MetLife Investors Variable Annuity Account Five (the Separate Account) of MetLife Investors Insurance Company of California as of December 31, 2001, and the respective related statements of operations and the statements of changes in net assets for each of the periods in the two years then ended, and the financial highlights as of and for the period ended December 31, 2001. These respective financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the respective financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the respective financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodians and depositors of the Separate Account. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the respective financial position of each of the sub-accounts of MetLife Investors Variable Annuity Account Five of MetLife Investors Insurance Company of California as of December 31, 2001, the respective results of their operations and the changes in their net assets for each of the periods in the two years then ended, and their financial highlights as of and for the year ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.


/s/ DELOITTE & TOUCHE LLP

St. Louis, Missouri
April 5, 2002

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 2001

Sub-account assets:
   Investments at market value:
      Met Investors Series Trust (Met Investors):
         Lord Abbett Growth & Income Portfolio                           2,177,755 shares    $54,574,541
         Lord Abbett Growth & Income Portfolio B                           167,365 shares      4,185,806
         Bond Debenture Portfolio                                        1,091,741 shares     12,249,334
         Bond Debenture Portfolio B                                         93,009 shares      1,041,696
         Developing Growth Portfolio                                       216,610 shares      2,309,062
         Developing Growth Portfolio B                                      11,819 shares        125,757
         Lord Abbett Growth Opportunity Portfolio                           11,671 shares        104,456
         Lord Abbett Growth Opportunity Portfolio B                         34,336 shares        306,616
         Mid-Cap Value Portfolio                                           253,147 shares      4,212,363
         Mid-Cap Value Portfolio B                                          75,302 shares      1,251,525
         Enhanced Index Portfolio                                        1,721,362 shares     25,355,668
         Enhanced Index Portfolio B                                         15,574 shares        228,941
         International Equity Portfolio                                    923,468 shares      8,015,699
         International Equity Portfolio B                                    2,433 shares         21,068
         Quality Bond Portfolio                                            712,409 shares      8,128,591
         Quality Bond Portfolio B                                           48,215 shares        549,645
         Select Equity Portfolio                                         1,317,904 shares     16,948,240
         Select Equity Portfolio B                                          37,090 shares        475,863
         Small Cap Stock Portfolio                                         709,038 shares      8,324,101
         Small Cap Stock Portfolio B                                         8,163 shares         95,669
         Met Putnam Research Portfolio B                                    17,514 shares        142,389
         Oppenheimer Capital Appreciation Portfolio B                       20,651 shares        176,981
         PIMCO Money Market Portfolio B                                  1,132,284 shares      1,132,284
         Janus Aggressive Growth Portfolio B                                 5,653 shares         41,831
         PIMCO Total Return Bond Portfolio B                                 7,363 shares         76,061
         PIMCO Innovation Portfolio B                                       14,194 shares         87,579
         MFS Mid Cap Growth Portfolio B                                      7,829 shares         65,296
         MFS Research International Portfolio B                             11,162 shares         94,656
         MIST AIM Small Cap Growth Portfolio B                               4,311 shares         51,262
         MIST AIM Mid Cap Equity Portfolio B                                 3,166 shares         34,890
         MIST SSR Concentrated Int'l Portfolio B                             1,669 shares         18,087
      Metropolitan Life Series Funds, Inc. (MetLife)
         Stock Index Portfolio B                                             3,883 shares        116,598
      General American Capital Company (GACC):
         Money Market Fund                                                 172,896 shares      3,878,194
      Russell Insurance Funds (Russell):
         Multi-Style Equity Fund                                           407,932 shares      4,829,910
         Aggressive Equity Fund                                             83,954 shares        960,439
         Non-US Fund                                                       244,479 shares      2,112,301
         Core Bond Fund                                                    372,235 shares      3,770,745
         Real Estate Securities Fund                                        33,904 shares        364,466
      AIM Variable Insurance Funds, Inc. (AIM):
         AIM V.I. Value Fund                                               270,309 shares      6,311,705
         AIM V.I. Capital Appreciation Fund                                169,225 shares      3,675,557
         AIM V.I. International Equity Fund                                 42,117 shares        627,965
      Alliance Variable Products Series Fund, Inc. (Alliance):
         Premier Growth Portfolio                                          144,598 shares      3,638,081

See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 2001

Sub-account assets, continued:
   Investments at market value, continued:
      Alliance Variable Products Series Fund, Inc. (Alliance) (Cont'd):
         Premier Growth Portfolio B                                         54,349 shares     $1,358,720
         Alliance Bernstein Real Estate Investment Portfolio                72,170 shares        829,956
         Alliance Bernstein Real Estate Inv Portfolio B                     40,766 shares        468,398
         Alliance Bernstein Small Cap Portfolio B                            1,993 shares         22,319
         Alliance Bernstein Value Portfolio B                                   66 shares            660
      Liberty Variable Investment Trust (Liberty):
         Newport Tiger Fund, Variable Series                                42,589 shares         75,383
      Goldman Sachs Variable Insurance Trust (Goldman Sachs):
         Growth and Income Fund                                             32,858 shares        306,568
         International Equity Fund                                          36,421 shares        327,423
         Global Income Fund                                                 12,557 shares        123,558
         Internet Tollkeeper Fund                                           20,650 shares         93,133
      Scudder Variable Series II (Scudder II)
         Dreman High Return Equity Portfolio                                    11 shares            122
         Small Cap Growth Portfolio                                         15,518 shares        198,938
         Small Cap Value Portfolio                                          26,950 shares        356,006
         Government Securities Portfolio                                    78,520 shares        968,152
      MFS Variable Insurance Trust (MFS):
         MFS Bond Series                                                        10 shares            121
         MFS Research Series                                                71,062 shares      1,017,606
         MFS Research Series B                                               1,186 shares         16,935
         MFS Emerging Growth Series                                         59,102 shares      1,062,654
         MFS Emerging Growth Series B                                          237 shares          4,255
         MFS High Income Series                                             37,319 shares        344,080
         MFS High Income Series B                                           27,017 shares        248,560
         MFS Global Governments Series                                       1,499 shares         15,127
         MFS Global Governments Series B                                        41 shares            414
         MFS Investors Trust Series                                        104,556 shares      1,791,051
         MFS Investors Trust Series B                                       44,665 shares        762,883
         MFS New Discovery Series                                           24,022 shares        366,815
         MFS New Discovery Series B                                         45,659 shares        694,928
      New England Zenith Fund (New England Zenith)
         Davis Venture Value E                                               7,335 shares        171,280
         Harris Oakmark Mid Cap Value B                                        641 shares        118,190
      Oppenheimer Variable Account Funds (Oppenheimer):
         Oppenheimer Capital Appreciation Fund                              12,388 shares        453,159
         Oppenheimer Main Street Growth & Income Fund                       26,904 shares        510,912
         Oppenheimer High Income Fund                                       32,049 shares        273,696
         Oppenheimer Bond Fund                                              85,486 shares        958,301
         Oppenheimer Strategic Bond Fund                                    19,004 shares         87,800
      Putnam Variable Trust (Putnam)
         Putnam VT Growth & Income Fund                                     89,792 shares      2,115,491
         Putnam VT Growth & Income Fund B                                    1,196 shares         28,033
         Putnam VT New Value Fund                                            9,185 shares        123,728
         Putnam VT New Value Fund B                                            369 shares          4,954
         Putnam VT Vista Fund                                               59,522 shares        677,959

See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 2001

Sub-account assets, continued:
   Investments at market value, continued:
      Putnam Variable Trust (Putnam) (Cont'd):
         Putnam VT Vista Fund B                                                646 shares     $    7,323
         Putnam VT International Growth Fund                               143,966 shares      1,788,058
         Putnam VT International Growth Fund B                              72,049 shares        890,524
         Putnam VT International New Opportunities Fund                     22,817 shares        223,610
         Putnam VT International New Opp Fund B                                872 shares          8,499
      Franklin Templeton Variable Insurance Products Trust (Templeton):
         Templeton Global Income Securities Fund                             3,845 shares         43,789
         Templeton Global Income Securities Fund B                           1,766 shares         20,014
         Franklin Small Cap Fund                                            38,419 shares        690,393
         Franklin Small Cap Fund B                                           7,008 shares        125,089
         Templeton Growth Securities Fund                                   27,561 shares        305,656
         Templeton Growth Securities Fund B                                  4,546 shares         50,047
         Templeton International Securities Fund                            70,369 shares        833,868
         Templeton International Securities Fund B                          12,918 shares        151,654
         Templeton Developing Markets Securities Fund                       81,619 shares        390,139
         Templeton Developing Markets Securities Fund B                     81,855 shares        389,629
         Mutual Shares Securities Fund                                      50,949 shares        717,365
         Mutual Shares Securities Fund B                                    39,778 shares        558,079
         Franklin Large Cap Growth Securities Fund                          63,233 shares        918,139
         Franklin Large Cap Growth Securities Fund B                         4,167 shares         60,130
      Variable Insurance Products Fund, Fund II and Fund III (Fidelity):
         VIP Growth Portfolio                                                2,926 shares         98,352
         VIP Growth Portfolio B                                              2,622 shares         87,402
         VIP II Contrafund Portfolio                                         1,811 shares         36,457
         VIP III Growth Opportunities Portfolio                              1,056 shares         15,971
         VIP III Growth & Income Portfolio                                   4,488 shares         59,196
         VIP Equity-Income Portfolio                                           335 shares          7,614
         VIP Equity-Income Portfolio B                                       1,793 shares         40,494
         High Income Portfolio B                                                57 shares            364
      American Century Variable Portfolios, Inc. (American Century):
         American Century VP Income & Growth Fund                          308,494 shares      1,992,873
         American Century VP International Fund                              7,141 shares         47,057
         American Century VP Value Fund                                    166,381 shares      1,237,872
      Dreyfus Variable Investment Fund (Dreyfus):
         Dreyfus Stock Index Fund                                            4,309 shares        126,515
         Dreyfus Stock Index Fund B                                             98 shares          2,877
         Dreyfus VIF Disciplined Stock Portfolio                             2,861 shares         59,761
         Dreyfus VIF Disciplined Stock Portfolio B                           2,077 shares         43,327
         Dreyfus VIF Capital Appreciation Portfolio                         10,583 shares        370,190
         Dreyfus VIF Capital Appreciation Portfolio B                       16,698 shares        582,743
      INVESCO Variable Investment Funds, Inc. (INVESCO):
         INVESCO VIF Dynamics Fund                                          74,542 shares        934,751
         INVESCO VIF High Yield Fund                                        27,433 shares        209,592
      PIMCO Variable Insurance Trust (PIMCO):
         PIMCO High Yield Bond Portfolio                                     2,106 shares         16,596
         PIMCO Low Duration Bond Portfolio                                  16,221 shares        161,404

See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 2001

Sub-account assets, continued:
   Investments at market value, continued:
      PIMCO Variable Insurance Trust (PIMCO) (Cont'd):
         PIMCO StocksPLUS Growth & Income Portfolio                          3,723 shares   $     34,808
         PIMCO Total Return Bond Portfolio                                 153,857 shares      1,521,645
      Scudder I Variable Life Investment Fund (Scudder I):
         International Portfolio                                            18,920 shares        152,306
         International Portfolio B                                          33,187 shares        266,495
                                                                                            ------------
            Total assets                                                                    $213,968,853
                                                                                            ============

Sub-account liabilities:
   Due to/(from) general account, net
      Met Investors Lord Abbett Growth & Income Portfolio                                           $(73)
      Met Investors Lord Abbett Growth & Income Portfolio B                                           94
      Met Investors Bond Debenture Portfolio                                                          12
      Met Investors Bond Debenture Portfolio B                                                       168
      Met Investors Developing Growth Portfolio                                                       25
      Met Investors Developing Growth Portfolio B                                                    109
      Met Investors Lord Abbett Growth Opportunity Portfolio                                          (3)
      Met Investors Lord Abbett Growth Opportunity Portfolio B                                       111
      Met Investors Mid-Cap Value Portfolio                                                          (21)
      Met Investors Mid-Cap Value Portfolio B                                                        115
      Met Investors Enhanced Index Portfolio                                                         254
      Met Investors Enhanced Index Portfolio B                                                       160
      Met Investors International Equity Portfolio                                                   143
      Met Investors International Equity Portfolio B                                                  49
      Met Investors Quality Bond Portfolio                                                           (28)
      Met Investors Quality Bond Portfolio B                                                         113
      Met Investors Select Equity Portfolio                                                          129
      Met Investors Select Equity Portfolio B                                                        100
      Met Investors Small Cap Stock Portfolio                                                         88
      Met Investors Small Cap Stock Portfolio B                                                      117
      Met Investors Met Putnam Research Portfolio B                                                   83
      Met Investors Oppenheimer Capital Appreciation Portfolio B                                      91
      Met Investors PIMCO Money Market Portfolio B                                                   215
      Met Investors Janus Aggressive Growth Portfolio B                                               33
      Met Investors PIMCO Total Return Bond Portfolio B                                               71
      Met Investors PIMCO Innovation Portfolio B                                                     110
      Met Investors MFS Mid Cap Growth Portfolio B                                                    98
      Met Investors MFS Research Int'l Portfolio B                                                    58
      Met Investors MIST AIM Small Cap Growth Portfolio B                                             39
      Met Investors MIST AIM Mid Cap Equity Portfolio B                                               10
      Met Investors MIST SSR Concentrated Int'l Portfolio B                                           34
      MetLife Stock Index Portfolio B                                                                 21
      GACC Money Market Fund                                                                          51
      Russell Multistyle Equity Fund                                                                 904
      Russell Aggressive Equity Fund                                                                 165

See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 2001

Sub-account liabilities:
   Due to/(from) general account, net (continued)
      Russell Non-US Fund                                                                         $  368
      Russell Core Bond Fund                                                                         755
      Russell Real Estate Securities Fund                                                             80
      AIM V.I. Value Fund                                                                          1,151
      AIM V.I. Capital Appreciation Fund                                                             697
      AIM V.I. International Equity Fund                                                             254
      Alliance Premier Growth Portfolio                                                              587
      Alliance Premier Growth Portfolio B                                                            328
      Alliance Bernstein Real Estate Investment Portfolio                                            170
      Alliance Bernstein Real Estate Inv Portfolio B                                                 211
      Alliance Bernstein Small Cap Portfolio B                                                        46
      Alliance Bernstein Value Portfolio B                                                             5
      Liberty Newport Tiger Fund, Variable Series                                                    (56)
      Goldman Sachs Growth and Income Fund                                                           (49)
      Goldman Sachs International Equity Fund                                                        (44)
      Goldman Sachs Global Income Fund                                                                45
      Goldman Sachs Internet Tollkeeper Fund                                                         (10)
      Scudder II Dreman High Return Equity Portfolio                                                   1
      Scudder II Small Cap Growth Portfolio                                                         (126)
      Scudder II Small Cap Value Portfolio                                                            (5)
      Scudder II Government Securities Portfolio                                                      --
      MFS Bond Series                                                                                  1
      MFS Research Series                                                                            163
      MFS Research Series B                                                                           62
      MFS Emerging Growth Series                                                                     135
      MFS Emerging Growth Series B                                                                    22
      MFS High Income Series                                                                          63
      MFS High Income Series B                                                                       111
      MFS Global Governments Series                                                                   32
      MFS Global Governments Series B                                                                  4
      MFS Investors Trust Series                                                                     306
      MFS Investors Trust Series B                                                                   206
      MFS New Discovery Series                                                                       (32)
      MFS New Discovery Series B                                                                     145
      New England Zenith Davis Venture Value E                                                        73
      New England Zenith Harris Oakmark Mid Cap Value B                                               27
      Oppenheimer Capital Appreciation Fund                                                          (68)
      Oppenheimer Main Street Growth & Income Fund                                                   (53)
      Oppenheimer High Income Fund                                                                   (12)
      Oppenheimer Bond Fund                                                                           26
      Oppenheimer Strategic Bond Fund                                                                 (2)
      Putnam VT Growth & Income Fund                                                                 379
      Putnam VT Growth & Income Fund B                                                                74
      Putnam VT New Value Fund                                                                        57
      Putnam VT New Value Fund B                                                                      49
      Putnam VT Vista Fund                                                                            85
      Putnam VT Vista Fund B                                                                          50

See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 2001

Sub-account liabilities:
   Due to/(from) general account, net (continued)
      Putnam VT International Growth Fund                                                        $   308
      Putnam VT International Growth Fund B                                                          222
      Putnam VT International New Opportunities Fund                                                  37
      Putnam VT International New Opp Fund B                                                          46
      Templeton Global Income Securities Fund                                                          1
      Templeton Global Income Securities Fund B                                                       29
      Franklin Small Cap Fund                                                                       (132)
      Franklin Small Cap Fund B                                                                       63
      Templeton Growth Securities Fund                                                               (14)
      Templeton Growth Securities Fund B                                                               7
      Templeton International Securities Fund                                                        (83)
      Templeton International Securities Fund B                                                        8
      Templeton Developing Markets Securities Fund                                                   (40)
      Templeton Developing Markets Securities Fund B                                                 (20)
      Templeton Mutual Shares Securities Fund                                                        (18)
      Templeton Mutual Shares Securities Fund B                                                       (5)
      Franklin Large Cap Growth Securities Fund                                                     (125)
      Franklin Large Cap Growth Securities Fund B                                                     36
      Fidelity VIP Growth Portfolio                                                                  (10)
      Fidelity VIP Growth Portfolio B                                                                 32
      Fidelity VIP II Contrafund Portfolio                                                             3
      Fidelity VIP III Growth Opportunities Portfolio                                                 19
      Fidelity VIP III Growth & Income Portfolio                                                      (2)
      Fidelity VIP Equity-Income Portfolio                                                            40
      Fidelity Equity-Income Portfolio B                                                               5
      Fidelity High Income Portfolio B                                                                 3
      American Century VP Income & Growth Fund                                                       (40)
      American Century VP International Fund                                                        (103)
      American Century VP Value Fund                                                                  31
      Dreyfus Stock Index Fund                                                                       (22)
      Dreyfus Stock Index Fund B                                                                      25
      Dreyfus VIF Disciplined Stock Portfolio                                                         (7)
      Dreyfus VIF Disciplined Stock Portfolio B                                                        2
      Dreyfus VIF Capital Appreciation Portfolio                                                     (23)
      Dreyfus VIF Capital Appreciation Portfolio B                                                   (10)
      INVESCO VIF Dynamics Fund                                                                     (105)
      INVESCO VIF High Yield Fund                                                                    (33)
      PIMCO High Yield Bond Portfolio                                                                  9
      PIMCO Low Duration Bond Portfolio                                                               35
      PIMCO StocksPLUS Growth Portfolio                                                               12
      PIMCO Total Return Bond Portfolio                                                              (63)
      Scudder I International Portfolio                                                              (55)
      Scudder I International Portfolio B                                                             19
                                                                                                 -------
         Total liabilities                                                                       $10,038
                                                                                                 =======

See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 2001

Sub-account net assets:
   Accumulation units:
      Met Investors Lord Abbett Growth & Income Portfolio                                    $54,389,207
      Met Investors Lord Abbett Growth & Income Portfolio B                                    4,185,712
      Met Investors Bond Debenture Portfolio                                                  12,243,099
      Met Investors Bond Debenture Portfolio B                                                 1,041,528
      Met Investors Developing Growth Portfolio                                                2,304,867
      Met Investors Developing Growth Portfolio B                                                125,648
      Met Investors Lord Abbett Growth Opportunity Portfolio                                     104,459
      Met Investors Lord Abbett Growth Opportunity Portfolio B                                   306,505
      Met Investors Mid-Cap Value Portfolio                                                    4,210,541
      Met Investors Mid-Cap Value Portfolio B                                                  1,251,410
      Met Investors Enhanced Index Portfolio                                                  25,217,710
      Met Investors Enhanced Index Portfolio B                                                   228,781
      Met Investors International Equity Portfolio                                             8,013,213
      Met Investors International Equity Portfolio B                                              21,019
      Met Investors Quality Bond Portfolio                                                     8,103,860
      Met Investors Quality Bond Portfolio B                                                     549,532
      Met Investors Select Equity Portfolio                                                   16,909,391
      Met Investors Select Equity Portfolio B                                                    475,763
      Met Investors Small Cap Stock Portfolio                                                  8,324,013
      Met Investors Small Cap Stock Portfolio B                                                   95,552
      Met Investors Met Putnam Research Portfolio B                                              142,306
      Met Investors Oppenheimer Capital Appreciation Portfolio B                                 176,890
      Met Investors PIMCO Money Market Portfolio B                                             1,132,069
      Met Investors Janus Aggressive Growth Portfolio B                                           41,798
      Met Investors PIMCO Total Return Bond Portfolio B                                           75,990
      Met Investors PIMCO Innovation Portfolio B                                                  87,469
      Met Investors MFS Mid Cap Growth Portfolio B                                                65,198
      Met Investors MFS Research International Portfolio B                                        94,598
      Met Investors MIST AIM Small Cap Growth Portfolio B                                         51,223
      Met Investors MIST AIM Mid Cap Equity Portfolio B                                           34,880
      Met Investors MIST SSR Concentrated Int'l Portfolio B                                       18,053
      MetLife Stock Index Portfolio B                                                            116,577
      GACC Money Market Fund                                                                   3,878,143
      Russell Multistyle Equity Fund                                                           4,762,453
      Russell Aggressive Equity Fund                                                             949,007
      Russell Non-US Fund                                                                      2,078,100
      Russell Core Bond Fund                                                                   3,694,422
      Russell Real Estate Securities Fund                                                        351,619
      AIM V.I. Value Fund                                                                      6,309,624
      AIM V.I. Capital Appreciation Fund                                                       3,670,845
      AIM V.I. International Equity Fund                                                         627,711
      Alliance Premier Growth Portfolio                                                        3,637,494
      Alliance Premier Growth Portfolio B                                                      1,358,392
      Alliance Bernstein Real Estate Investment Portfolio                                        829,786
      Alliance Bernstein Real Estate Inv Portfolio B                                             468,187
      Alliance Bernstein Small Cap Portfolio B                                                    22,273
      Alliance Bernstein Value Portfolio B                                                           655
      Liberty Newport Tiger Fund, Variable Series                                                 75,439

See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 2001

Sub-account net assets, continued:
   Accumulation units, continued:
      Goldman Sachs Growth and Income Fund                                                    $  306,617
      Goldman Sachs International Equity Fund                                                    327,467
      Goldman Sachs Global Income Fund                                                           123,513
      Goldman Sachs Internet Tollkeeper Fund                                                      93,143
      Scudder II Dreman High Return Equity Portfolio                                                 121
      Scudder II Small Cap Growth Portfolio                                                      199,064
      Scudder II Small Cap Value Portfolio                                                       356,011
      Scudder II Government Securities Portfolio                                                 968,152
      MFS Bond Series                                                                                120
      MFS Research Series                                                                      1,017,443
      MFS Research Series B                                                                       16,873
      MFS Emerging Growth Series                                                               1,062,519
      MFS Emerging Growth Series B                                                                 4,233
      MFS High Income Series                                                                     344,017
      MFS High Income Series B                                                                   248,449
      MFS Global Governments Series                                                               15,095
      MFS Global Governments Series B                                                                410
      MFS Investors Trust Series                                                               1,790,745
      MFS Investors Trust Series B                                                               762,677
      MFS New Discovery Series                                                                   366,847
      MFS New Discovery Series B                                                                 694,783
      New England Zenith Davis Venture Value E                                                   171,207
      New England Zenith Harris Oakmark Mid Cap Value B                                          118,163
      Oppenheimer Capital Appreciation Fund                                                      453,227
      Oppenheimer Main Street Growth & Income Fund                                               510,965
      Oppenheimer High Income Fund                                                               273,708
      Oppenheimer Bond Fund                                                                      958,275
      Oppenheimer Strategic Bond Fund                                                             87,802
      Putnam VT Growth & Income Fund                                                           2,115,112
      Putnam VT Growth & Income Fund B                                                            27,959
      Putnam VT New Value Fund                                                                   123,671
      Putnam VT New Value Fund B                                                                   4,905
      Putnam VT Vista Fund                                                                       677,874
      Putnam VT Vista Fund B                                                                       7,273
      Putnam VT International Growth Fund                                                      1,787,750
      Putnam VT International Growth Fund B                                                      890,302
      Putnam VT International New Opportunities Fund                                             223,573
      Putnam VT International New Opp Fund B                                                       8,453
      Templeton Global Income Securities Fund                                                     43,788
      Templeton Global Income Securities Fund B                                                   19,985
      Franklin Small Cap Fund                                                                    690,525
      Franklin Small Cap Fund B                                                                  125,026
      Templeton Growth Securities Fund                                                           305,670
      Templeton Growth Securities Fund B                                                          50,040
      Templeton International Securities Fund                                                    833,951
      Templeton International Securities Fund B                                                  151,646
      Templeton Developing Markets Securities Fund                                               390,179
      Templeton Developing Markets Securities Fund B                                             389,649

See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 2001

Sub-account net assets, continued:
   Accumulation units, continued:
      Templeton Mutual Shares Securities Fund                                               $    717,383
      Templeton Mutual Shares Securities Fund B                                                  558,084
      Franklin Large Cap Growth Securities Fund                                                  912,584
      Franklin Large Cap Growth Securities Fund B                                                 60,094
      Fidelity VIP Growth Portfolio                                                               98,362
      Fidelity VIP Growth Portfolio B                                                             87,370
      Fidelity VIP II Contrafund Portfolio                                                        36,454
      Fidelity VIP III Growth Opportunities Portfolio                                             15,952
      Fidelity VIP III Growth & Income Portfolio                                                  59,198
      Fidelity VIP Equity-Income Portfolio                                                         7,574
      Fidelity Equity-Income Portfolio B                                                          40,489
      Fidelity High Income Portfolio B                                                               361
      American Century VP Income & Growth Fund                                                 1,992,913
      American Century VP International Fund                                                      47,160
      American Century VP Value Fund                                                           1,237,841
      Dreyfus Stock Index Fund                                                                   126,537
      Dreyfus Stock Index Fund B                                                                   2,852
      Dreyfus VIF Disciplined Stock Portfolio                                                     59,768
      Dreyfus VIF Disciplined Stock Portfolio B                                                   43,325
      Dreyfus VIF Capital Appreciation Portfolio                                                 370,213
      Dreyfus VIF Capital Appreciation Portfolio B                                               582,753
      INVESCO VIF Dynamics Fund                                                                  934,856
      INVESCO VIF High Yield Fund                                                                209,625
      PIMCO High Yield Bond Portfolio                                                             16,587
      PIMCO Low Duration Bond Portfolio                                                          161,369
      PIMCO StocksPLUS Growth Portfolio                                                           34,796
      PIMCO Total Return Bond Portfolio                                                        1,521,708
      Scudder I International Portfolio                                                          152,361
      Scudder I International Portfolio B                                                        266,476

   Annuitization units:
      Met Investors Lord Abbett Growth and Income Portfolio                                      185,407
      Met Investors Bond Debenture Portfolio                                                       6,223
      Met Investors Developing Growth Portfolio                                                    4,170
      Met Investors Mid-Cap Value Portfolio                                                        1,843
      Met Investors Enhanced Index Portfolio                                                     137,704
      Met Investors International Equity Portfolio                                                 2,343
      Met Investors Quality Bond Portfolio                                                        24,759
      Met Investors Select Equity Portfolio                                                       38,720
      Russell Multi-Style Fund                                                                    66,553
      Russell Aggressive Equity Fund                                                              11,267
      Russell Non-US Fund                                                                         33,833
      Russell Core Bond Fund                                                                      75,568
      Russell Real Estate Fund                                                                    12,767
      AIM V.I. Value Fund                                                                            930
      AIM V.I. Capital Appreciation Fund                                                           4,015
      Franklin Large Cap Growth Securities Fund                                                    5,680
                                                                                            ------------
             Total net assets                                                               $213,958,815
                                                                                            ============

See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Year ended December 31, 2001

                                                                          Met Investors
                                             ----------------------------------------------------------------------
                                             Lord Abbett    Lord Abbett
                                               Growth         Growth
                                                 and           and           Bond          Bond          Developing
                                               Income       Income B (a)   Debenture   Debenture B (a)     Growth
                                             -----------    ------------   ---------   ---------------   ----------
Income:
  Dividends                                  $   491,334         4,492       972,528        12,210              --
                                             -----------       -------      --------        ------        --------

Expenses:
  Mortality and expense risk                     681,226        12,167       152,753         3,345          27,902
  Administrative fee                              81,347         2,713        18,137           798           3,337
                                             -----------       -------      --------        ------        --------
      Total expenses                             762,573        14,880       170,890         4,143          31,239
                                             -----------       -------      --------        ------        --------

      Net investment income (loss)              (271,239)      (10,388)      801,638         8,067         (31,239)
                                             -----------       -------      --------        ------        --------

Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund
    shares                                       462,199        (2,763)      (73,530)       (3,026)        (36,789)
  Realized gain distributions                         --            --            --            --              --
                                             -----------       -------      --------        ------        --------
      Net realized gain (loss)                   462,199        (2,763)      (73,530)       (3,026)        (36,789)
                                             -----------       -------      --------        ------        --------

Change in unrealized appreciation
  (depreciation)                              (4,388,915)      134,186      (472,439)        3,840        (134,487)
                                             -----------       -------      --------        ------        --------

      Net increase (decrease) in net
        assets from operations               $(4,197,955)      121,035       255,669         8,881        (202,515)
                                             ===========       =======      ========        ======        ========

                                                      Met Investors
                                             ------------------------------

                                                              Lord Abbett
                                              Developing        Growth
                                             Growth B (a)   Opportunity (e)
                                             ------------   ---------------
Income:
  Dividends                                         --              --
                                                ------          ------

Expenses:
  Mortality and expense risk                       322             384
  Administrative fee                                74              83
                                                ------          ------
      Total expenses                               396             467
                                                ------          ------

      Net investment income (loss)                (396)           (467)
                                                ------          ------

Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund
    shares                                        (160)         (1,568)
  Realized gain distributions                       --              --
                                                ------          ------
      Net realized gain (loss)                    (160)         (1,568)
                                                ------          ------

Change in unrealized appreciation
  (depreciation)                                10,405           3,111
                                                ------          ------

      Net increase (decrease) in net
        assets from operations                   9,849           1,076
                                                ======          ======

(a) For the period from April 2, 2001 to December 31, 2001.

(e) For the period from May 1, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Year ended December 31, 2001

                                                                             Met Investors
                                             ----------------------------------------------------------------------

                                                Lord Abbett         Large
                                                  Growth             Cap        Mid-Cap      Mid-Cap      Enhanced
                                             Opportunity B (b)   Research (c)    Value     Value B (a)      Index
                                             -----------------   ------------   --------   -----------   ----------
Income:
  Dividends                                       $    --            17,973       17,746        715         225,612
                                                  -------          --------     --------     ------      ----------

Expenses:
  Mortality and expense risk                          935             4,069       46,670      3,486         350,960
  Administrative fee                                  203               487        5,500        801          42,001
                                                  -------          --------     --------     ------      ----------
      Total expenses                                1,138             4,556       52,170      4,287         392,961
                                                  -------          --------     --------     ------      ----------

      Net investment income (loss)                 (1,138)           13,417      (34,424)    (3,572)       (167,349)
                                                  -------          --------     --------     ------      ----------

Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund
    shares                                         (1,362)          363,279       92,597     (3,018)       (278,134)
  Realized gain distributions                          --            73,664      328,245     13,232              --
                                                  -------          --------     --------     ------      ----------
      Net realized gain (loss)                     (1,362)          436,943      420,842     10,214        (278,134)
                                                  -------          --------     --------     ------      ----------

Change in unrealized appreciation
  (depreciation)                                    7,106          (476,513)    (159,068)    55,462      (3,553,475)
                                                  -------          --------     --------     ------      ----------

      Net increase (decrease) in net
        assets from operations                    $ 4,606           (26,153)     227,350     62,104      (3,998,958)
                                                  =======          ========     ========     ======      ==========

                                                      Met Investors
                                             ---------------------------


                                              Enhanced     International
                                             Index B (a)      Equity
                                             -----------   -------------
Income:
  Dividends                                       377          122,077
                                               ------       ----------

Expenses:
  Mortality and expense risk                      725          118,805
  Administrative fee                              160           14,197
                                               ------       ----------
      Total expenses                              885          133,002
                                               ------       ----------

      Net investment income (loss)               (508)         (10,925)
                                               ------       ----------

Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund
    shares                                     (1,100)        (440,238)
  Realized gain distributions                      --        1,158,456
                                               ------       ----------
      Net realized gain (loss)                 (1,100)         718,218
                                               ------       ----------

Change in unrealized appreciation
  (depreciation)                               (1,082)      (3,200,509)
                                               ------       ----------

      Net increase (decrease) in net
        assets from operations                 (2,690)      (2,493,216)
                                               ======       ==========

(a) For the period from April 2, 2001 to December 31, 2001.

(b) For the period from February 12, 2001 to December 31, 2001.

(c) For the period from January 1, 2001 to February 12, 2001.

See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Year ended December 31, 2001

                                                                        Met Investors
                                             ----------------------------------------------------------------


                                             International   Quality     Quality      Select        Select
                                              Equity B (a)    Bond     Bond B (a)     Equity     Equity B (a)
                                             -------------   -------   ----------   ----------   ------------
Income:
  Dividends                                      $  54       366,570     3,377          86,000         450
                                                 -----       -------     -----      ----------      ------

Expenses:
  Mortality and expense risk                        91        97,878     2,039         230,806       1,518
  Administrative fee                                17        11,744       437          27,618         344
                                                 -----       -------     -----      ----------      ------
      Total expenses                               108       109,622     2,476         258,424       1,862
                                                 -----       -------     -----      ----------      ------

      Net investment income (loss)                 (54)      256,948       901        (172,424)     (1,412)
                                                 -----       -------     -----      ----------      ------

Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund
    shares                                        (145)       62,659       (16)       (242,754)     (1,495)
  Realized gain distributions                      517            --        --         389,790       2,040
                                                 -----       -------     -----      ----------      ------
        Net realized gain (loss)                   372        62,659       (16)        147,036         545
                                                 -----       -------     -----      ----------      ------

Change in unrealized appreciation
  (depreciation)                                  (719)       89,315     4,208      (1,496,756)      8,062
                                                 -----       -------     -----      ----------      ------

        Net increase (decrease) in net
          assets from operations                 $(401)      408,922     5,093      (1,522,144)      7,195
                                                 =====       =======     =====      ==========      ======

                                                  Met Investors
                                             ------------------------

                                               Small         Small
                                                Cap           Cap
                                               Stock      Stock B (a)
                                             ----------   -----------
Income:
  Dividends                                      15,396         14
                                             ----------      -----

Expenses:
  Mortality and expense risk                    110,193        249
  Administrative fee                             13,187         59
                                             ----------      -----
      Total expenses                            123,380        308
                                             ----------      -----

      Net investment income (loss)             (107,984)      (294)
                                             ----------      -----

Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund
    shares                                      (72,152)       (51)
  Realized gain distributions                 1,235,168      1,152
                                             ----------      -----
        Net realized gain (loss)              1,163,016      1,101
                                             ----------      -----

Change in unrealized appreciation
  (depreciation)                             (2,131,997)     3,452
                                             ----------      -----

        Net increase (decrease) in net
          assets from operations             (1,076,965)     4,259
                                             ==========      =====

(a) For the period from April 2, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Year ended December 31, 2001

                                                                                 Met Investors
                                             -----------------------------------------------------------------------------------
                                                Met     Oppenheimer     PIMCO      Janus         PIMCO                     MFS
                                              Putnam      Capital       Money   Aggressive   Total Return     PIMCO      Mid Cap
                                             Research   Appreciation   Market     Growth         Bond       Innovation    Growth
                                               B (b)       B (b)        B (b)      B (b)         B (b)         B (b)      B (b)
                                             --------   ------------   ------   ----------   ------------   ----------   -------
Income:
  Dividends                                   $   342          48       2,030         --          204             --         --
                                              -------       -----       -----      -----          ---         ------      -----

Expenses:
  Mortality and expense risk                      456         490       1,681        146           58            300        195
  Administrative fee                               74          78         294         21            7             49         29
                                              -------       -----       -----      -----          ---         ------      -----
      Total expenses                              530         568       1,975        167           65            349        224
                                              -------       -----       -----      -----          ---         ------      -----

      Net investment income (loss)               (188)       (520)         55       (167)         139           (349)      (224)
                                              -------       -----       -----      -----          ---         ------      -----

Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund
    shares                                        484         144          16          2           --          1,193        325
  Realized gain distributions                      --          --         329         --          117             --         --
                                              -------       -----       -----      -----          ---         ------      -----
      Net realized gain (loss)                    484         144         345          2          117          1,193        325
                                              -------       -----       -----      -----          ---         ------      -----

Change in unrealized appreciation
  (depreciation)                                7,327       3,773           5      1,910          (89)        12,028      4,696
                                              -------       -----       -----      -----          ---         ------      -----

      Net increase (decrease) in net
        assets from operations                $ 7,623       3,397         405      1,745          167         12,872      4,797
                                              =======       =====       =====      =====          ===         ======      =====


(b) For the period from February 12, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Year ended December 31, 2001

                                                                 Met Investors                          MetLife
                                           ------------------------------------------------------   ---------------
                                                MFS        MIST AIM    MIST AIM      MIST SSR
                                             Research      Small Cap    Mid Cap     Concentrated         Stock
                                           International    Growth      Equity    Int'l Portfolio        Index
                                              B (b)          B (d)       B (d)        B (d)         Portfolio B (d)
                                           -------------   ---------   --------   ---------------   ---------------
Income:
   Dividends                                  $   68            --          1             14                 --
                                              ------         -----        ---          -----             ------

Expenses:
   Mortality and expense risk                    295            32          8             27                 18
   Administrative fee                             49             5          1              4                  2
                                              ------         -----        ---          -----             ------
        Total expenses                           344            37          9             31                 20
                                              ------         -----        ---          -----             ------

        Net investment income (loss)            (276)          (37)        (8)           (17)               (20)
                                              ------         -----        ---          -----             ------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                       57           247         --            439                 --
   Realized gain distributions                    --            --         --            198                 --
                                              ------         -----        ---          -----             ------
        Net realized gain (loss)                  57           247         --            637                 --
                                              ------         -----        ---          -----             ------

Change in unrealized appreciation
   (depreciation)                              1,830           904        (61)           666             (1,158)
                                              ------         -----        ---          -----             ------

        Net increase (decrease) in net
          assets from operations              $1,611         1,114        (69)         1,286             (1,178)
                                              ======         =====        ===          =====             ======

                                            GACC     Russell
                                           -------   --------

                                                      Multi-
                                            Money     Style
                                            Market    Equity
                                           -------   --------
Income:
   Dividends                                    --     20,730
                                           -------   --------

Expenses:
   Mortality and expense risk               39,015     56,818
   Administrative fee                        4,682      6,818
                                           -------   --------
        Total expenses                      43,697     63,636
                                           -------   --------

        Net investment income (loss)       (43,697)   (42,906)
                                           -------   --------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                 20,515    (87,210)
   Realized gain distributions                  --     81,962
                                           -------   --------
        Net realized gain (loss)            20,515     (5,248)
                                           -------   --------

Change in unrealized appreciation
   (depreciation)                           93,773   (677,494)
                                           -------   --------

        Net increase (decrease) in net
          assets from operations            70,591   (725,648)
                                           =======   ========

(b) For the period from February 12, 2001 to December 31, 2001.

(d) For the period from October 9, 2001 to December 31, 2001.

See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Year ended December 31, 2001

                                                              Russell                                       AIM
                                           --------------------------------------------   ---------------------------------------

                                                                               Real                      V.I.           V.I.
                                           Aggressive                Core      Estate       V.I.       Capital      International
                                             Equity      Non-US      Bond    Securities     Value    Appreciation      Equity
                                           ----------   --------   -------   ----------   --------   ------------   -------------
Income:
   Dividends                                $    974      12,647   204,969     16,137        8,263            --         2,124
                                            --------    --------   -------     ------     --------    ----------      --------

Expenses:
   Mortality and expense risk                 10,917      25,033    43,508      3,853       74,912        42,759         8,084
   Administrative fee                          1,310       3,004     5,221        462        8,760         4,996           934
                                            --------    --------   -------     ------     --------    ----------      --------
        Total expenses                        12,227      28,037    48,729      4,315       83,672        47,755         9,018
                                            --------    --------   -------     ------     --------    ----------      --------

        Net investment income (loss)         (11,253)    (15,390)  156,240     11,822      (75,409)      (47,755)       (6,894)
                                            --------    --------   -------     ------     --------    ----------      --------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                   (6,107)    (25,242)    5,292      4,635     (173,723)     (123,668)      (49,792)
   Realized gain distributions                    --          --    23,108      5,834      125,432       290,177        16,609
                                            --------    --------   -------     ------     --------    ----------      --------
        Net realized gain (loss)              (6,107)    (25,242)   28,400     10,469      (48,291)      166,509       (33,183)
                                            --------    --------   -------     ------     --------    ----------      --------

Change in unrealized appreciation
   (depreciation)                             (6,857)   (468,552)    5,278       (692)    (793,403)   (1,109,091)     (153,282)
                                            --------    --------   -------     ------     --------    ----------      --------

        Net increase (decrease) in net
          assets from operations            $(24,217)   (509,184)  189,918     21,599     (917,103)     (990,337)     (193,359)
                                            ========    ========   =======     ======     ========    ==========      ========

See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Year ended December 31, 2001

                                                                               Alliance
                                           ---------------------------------------------------------------------------------
                                                                       Bernstein        Bernstein      Bernstein
                                                                         Real             Real           Small     Bernstein
                                            Premier      Premier        Estate           Estate           Cap        Value
                                            Growth     Growth B (e)   Investment    Investment B (e)     B (e)       B (e)
                                           ---------   ------------   -----------   ----------------   ---------   ---------
Income:
   Dividends                               $      --          --         21,963             781             --        --
                                           ---------      ------         ------          ------          -----       ---

Expenses:
   Mortality and expense risk                 45,975       4,156          8,535           1,473             34         2
   Administrative fee                          5,517         749          1,024             265              7        --
                                           ---------      ------         ------          ------          -----       ---
        Total expenses                        51,492       4,905          9,559           1,738             41         2
                                           ---------      ------         ------          ------          -----       ---

        Net investment income (loss)         (51,492)     (4,905)        12,404            (957)           (41)       (2)
                                           ---------      ------         ------          ------          -----       ---

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                 (161,546)        (12)         3,950              38             --        --
   Realized gain distributions               201,843       3,549             --              --             --        --
                                           ---------      ------         ------          ------          -----       ---
        Net realized gain (loss)              40,297       3,537          3,950              38             --        --
                                           ---------      ------         ------          ------          -----       ---

Change in unrealized appreciation
   (depreciation)                           (761,454)     28,927         44,515          13,294          1,224        14
                                           ---------      ------         ------          ------          -----       ---

        Net increase (decrease) in net
          assets from operations           $(772,649)     27,559         60,869          12,375          1,183        12
                                           =========      ======         ======          ======          =====       ===

                                            Liberty
                                            --------
                                            Newport
                                             Tiger
                                             Fund,
                                            Variable
                                            --------
Income:
   Dividends                                    635
                                            -------

Expenses:
   Mortality and expense risk                 1,029
   Administrative fee                           123
                                            -------
        Total expenses                        1,152
                                            -------

        Net investment income (loss)           (517)
                                            -------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                  (2,173)
   Realized gain distributions                   --
                                            -------
        Net realized gain (loss)             (2,173)
                                            -------

Change in unrealized appreciation
   (depreciation)                           (16,777)
                                            -------

        Net increase (decrease) in net
          assets from operations            (19,467)
                                            =======

(e) For the period from May 1, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Year ended December 31, 2001

                                                           Goldman Sachs                           Scudder II
                                           ----------------------------------------------   -------------------------
                                                                                            Dreman
                                            Growth                                           High     Small    Small
                                             and      International   Global    Internet    Return     Cap      Cap
                                            Income       Equity       Income   Tollkeeper   Equity   Growth    Value
                                           --------   -------------   ------   ----------   ------   -------   ------
Income:
   Dividends                               $  1,425        4,735       5,056         --        2          --       --
                                           --------      -------       -----    -------      ---     -------   ------

Expenses:
   Mortality and expense risk                 4,160        4,170       1,153      1,293        1       2,531    4,170
   Administrative fee                           500          501         144        157       --         304      502
                                           --------      -------       -----    -------      ---     -------   ------
        Total expenses                        4,660        4,671       1,297      1,450        1       2,835    4,672
                                           --------      -------       -----    -------      ---     -------   ------

        Net investment income (loss)         (3,235)          64       3,759     (1,450)       1      (2,835)  (4,672)
                                           --------      -------       -----    -------      ---     -------   ------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                 (10,725)      (2,496)       (456)   (20,242)      --      (8,088)   6,693
   Realized gain distributions                   --        1,117          --         --       --      29,853       --
                                           --------      -------       -----    -------      ---     -------   ------
        Net realized gain (loss)            (10,725)      (1,379)       (456)   (20,242)      --      21,765    6,693
                                           --------      -------       -----    -------      ---     -------   ------

Change in unrealized appreciation
   (depreciation)                           (26,087)     (89,301)       (866)   (22,926)       1     (94,967)  47,928
                                           --------      -------       -----    -------      ---     -------   ------

        Net increase (decrease) in net
          assets from operations           $(40,047)     (90,616)      2,437    (44,618)       2     (76,037)  49,949
                                           ========      =======       =====    =======      ===     =======   ======

See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Year ended December 31, 2001

                                           Scudder II                                   MFS
                                           ----------   -----------------------------------------------------------------------

                                                                                                                      Emerging
                                           Government                                      Emerging     Emerging      Markets
                                           Securities   Bond   Research   Research B (f)    Growth    Growth B (f)   Equity (c)
                                           ----------   ----   --------   --------------   --------   ------------   ----------
Income:
   Dividends                                $10,420       7         163          --              --        --             --
                                            -------     ---    --------        ----        --------       ---          -----

Expenses:
   Mortality and expense risk                 6,373       1      14,395          71          15,938        16             30
   Administrative fee                           765      --       1,727          15           1,913         2              4
                                            -------     ---    --------        ----        --------       ---          -----
         Total expenses                       7,138       1      16,122          86          17,851        18             34
                                            -------     ---    --------        ----        --------       ---          -----

         Net investment income (loss)         3,282       6     (15,959)        (86)        (17,851)      (18)           (34)
                                            -------     ---    --------        ----        --------       ---          -----

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
      shares                                  3,020      --     (69,001)       (121)       (125,012)       --           (150)
   Realized gain distributions                   --      --     156,355          54          85,843        27             --
                                            -------     ---    --------        ----        --------       ---          -----
         Net realized gain (loss)             3,020      --      87,354         (67)        (39,169)       27           (150)
                                            -------     ---    --------        ----        --------       ---          -----

Change in unrealized appreciation
   (depreciation)                            15,611       3    (383,889)       (752)       (573,386)       78          2,282
                                            -------     ---    --------        ----        --------       ---          -----

         Net increase (decrease) in net
            assets from operations          $21,913       9    (312,494)       (905)       (630,406)       87          2,098
                                            =======     ===    ========        ====        ========       ===          =====

(c) For the period from January 1, 2001 to February 12, 2001.

(f) For the period from April 10, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Year ended December 31, 2001

                                                                            MFS
                                           ---------------------------------------------------------------------

                                                                                                       Investors
                                             High         High          Global           Global          Trust
                                            Income    Income B (f)   Governments   Governments B (f)     Series
                                           --------   ------------   -----------   -----------------   ---------
Income:
   Dividends                               $ 24,731         33           561              15              9,247
                                           --------       ----           ---             ---           --------

Expenses:
   Mortality and expense risk                 3,956        667           217               2             23,085
   Administrative fee                           475        119            26              --              2,770
                                           --------       ----           ---             ---           --------
         Total expenses                       4,431        786           243               2             25,855
                                           --------       ----           ---             ---           --------

         Net investment income (loss)        20,300       (753)          318              13            (16,608)
                                           --------       ----           ---             ---           --------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
      shares                                (15,611)        56           188              --            (33,854)
   Realized gain distributions                   --         --            --              --             47,460
                                           --------       ----           ---             ---           --------
         Net realized gain (loss)           (15,611)        56           188              --             13,606
                                           --------       ----           ---             ---           --------

Change in unrealized appreciation
   (depreciation)                            (4,036)       862           348              (1)          (352,351)
                                           --------       ----           ---             ---           --------

         Net increase (decrease) in net
            assets from operations         $    653        165           854              12           (355,353)
                                           ========       ====           ===             ===           ========

                                                      MFS
                                           ------------------------

                                            Investors
                                              Trust          New
                                           Series B (f)   Discovery
                                           ------------   ---------
Income:
   Dividends                                       2           --
                                              ------       ------

Expenses:
   Mortality and expense risk                  2,321        2,220
   Administrative fee                            422          366
                                              ------       ------
         Total expenses                        2,743        2,586
                                              ------       ------

         Net investment income (loss)         (2,741)      (2,586)
                                              ------       ------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
      shares                                     (97)      (1,225)
   Realized gain distributions                    12        2,884
                                              ------       ------
         Net realized gain (loss)                (85)       1,659
                                              ------       ------

Change in unrealized appreciation
   (depreciation)                              3,516       10,372
                                              ------       ------

         Net increase (decrease) in net
            assets from operations               690        9,445
                                              ======       ======

(f) For the period from April 10, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Year ended December 31, 2001

                                                 MFS            New England Zenith
                                           ---------------   -------------------------
                                                                             Harris
                                                                Davis        Oakmark
                                                New            Venture       MidCap
                                           Discovery B (f)   Value E (a)   Value B (a)
                                           ---------------   -----------   -----------
Income:
   Dividends                                   $    --             --            --
                                               -------          -----         -----

Expenses:
   Mortality and expense risk                    2,062            429           296
   Administrative fee                              379             70            47
                                               -------          -----         -----
         Total expenses                          2,441            499           343
                                               -------          -----         -----

         Net investment income (loss)           (2,441)          (499)         (343)
                                               -------          -----         -----

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
      shares                                       243            457            11
   Realized gain distributions                      14             --            --
                                               -------          -----         -----
         Net realized gain (loss)                  257            457            11
                                               -------          -----         -----

Change in unrealized appreciation
   (depreciation)                               47,520          7,155         6,732
                                               -------          -----         -----

         Net increase (decrease) in net
            assets from operations             $45,336          7,113         6,400
                                               =======          =====         =====

                                                           Oppenheimer
                                           ---------------------------------------------
                                                          Main Street
                                                            Growth
                                             Capital         and         High
                                           Appreciation     Income      Income     Bond
                                           ------------   -----------   -------   ------
Income:
   Dividends                                    3,068         3,254      33,112   72,932
                                             --------       -------     -------   ------

Expenses:
   Mortality and expense risk                   5,985         6,814       3,769   12,566
   Administrative fee                             718           818         452    1,508
                                             --------       -------     -------   ------
         Total expenses                         6,703         7,632       4,221   14,074
                                             --------       -------     -------   ------

         Net investment income (loss)          (3,635)       (4,378)     28,891   58,858
                                             --------       -------     -------   ------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
      shares                                   (4,134)      (13,806)    (13,350)  (3,182)
   Realized gain distributions                 46,039            --          --       --
                                             --------       -------     -------   ------
         Net realized gain (loss)              41,905       (13,806)    (13,350)  (3,182)
                                             --------       -------     -------   ------

Change in unrealized appreciation
   (depreciation)                            (110,213)      (54,078)    (13,183)   5,275
                                             --------       -------     -------   ------

         Net increase (decrease) in net
            assets from operations            (71,943)      (72,262)      2,358   60,951
                                             ========       =======     =======   ======

(a) For the period from April 2, 2001 to December 31, 2001.

(f) For the period from April 10, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Year ended December 31, 2001

                                           Oppenheimer                                   Putnam
                                           -----------   -----------------------------------------------------------------------
                                                            VT           VT
                                                          Growth       Growth        VT         VT
                                            Strategic      and          and         New         New          VT          VT
                                              Bond        Income    Income B (f)   Value    Value B (f)    Vista     Vista B (f)
                                            ---------    --------   ------------   ------   -----------   --------   -----------
Income:
   Dividends                                 $ 2,989       35,692        --           989        --             --        --
                                             -------     --------       ---        ------      ----       --------      ----

Expenses:
   Mortality and expense risk                  1,436       26,984        59         1,350        39          8,739        41
   Administrative fee                            172        3,238        12           162         6          1,049         6
                                             -------     --------       ---        ------      ----       --------      ----
         Total expenses                        1,608       30,222        71         1,512        45          9,788        47
                                             -------     --------       ---        ------      ----       --------      ----

         Net investment income (loss)          1,381        5,470       (71)         (523)      (45)        (9,788)      (47)
                                             -------     --------       ---        ------      ----       --------      ----

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
      shares                                  (4,623)     (28,799)       --            33        --        (46,741)       --
   Realized gain distributions                 4,580       24,916        --         2,662        --         81,767        --
                                             -------     --------       ---        ------      ----       --------      ----
         Net realized gain (loss)                (43)      (3,883)       --         2,695        --         35,026        --
                                             -------     --------       ---        ------      ----       --------      ----

Change in unrealized appreciation
   (depreciation)                                777     (182,806)      961        (1,601)     (140)      (334,190)     (348)
                                             -------     --------       ---        ------      ----       --------      ----

         Net increase (decrease) in net
            assets from operations           $ 2,115     (181,219)      890           571      (185)      (308,952)     (395)
                                             =======     ========       ===        ======      ====       ========      ====

(f) For the period from April 10, 2001 to December 31, 2001.

 See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Year ended December 31, 2001

                                                                      Putnam
                                           -------------------------------------------------------------
                                                                               VT               VT
                                                VT              VT         International   International
                                           International   International       New              New
                                              Growth        Growth B (f)   Opportunities     Opp B (f)
                                           -------------   -------------   -------------   -------------
Income:
  Dividends                                  $   6,760            --               --            --
                                             ---------        ------          -------          ----

Expenses:
  Mortality and expense risk                    23,385         2,794            3,237            38
  Administrative fee                             2,806           503              388             6
                                             ---------        ------          -------          ----
      Total expenses                            26,191         3,297            3,625            44
                                             ---------        ------          -------          ----

      Net investment income (loss)             (19,431)       (3,297)          (3,625)          (44)
                                             ---------        ------          -------          ----

Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund
    shares                                     (57,073)          (86)         (31,696)           --
  Realized gain distributions                  211,597            --               --            --
                                             ---------        ------          -------          ----
      Net realized gain (loss)                 154,524           (86)         (31,696)           --
                                             ---------        ------          -------          ----

Change in unrealized appreciation
  (depreciation)                              (602,290)        2,851          (64,088)         (365)
                                             ---------        ------          -------          ----

      Net increase (decrease) in net
        assets from operations               $(467,197)         (532)         (99,409)         (409)
                                             =========        ======          =======          ====

                                                           Templeton
                                           ----------------------------------------

                                             Global        Global          Franklin
                                             Income        Income           Small
                                           Securities   Securities B (a)     Cap
                                           ----------   ----------------   --------

Income:
  Dividends                                   1,566             82            3,699
                                              -----            ---         --------

Expenses:
  Mortality and expense risk                    596             76            8,900
  Administrative fee                             71             16            1,064
                                              -----            ---         --------
      Total expenses                            667             92            9,964
                                              -----            ---         --------

      Net investment income (loss)              899            (10)          (6,265)
                                              -----            ---         --------

Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund
    shares                                      340              1          (94,824)
  Realized gain distributions                    --             --               --
                                              -----            ---         --------
      Net realized gain (loss)                  340              1          (94,824)
                                              -----            ---         --------

Change in unrealized appreciation
  (depreciation)                               (439)           364          (50,897)
                                              -----            ---         --------

      Net increase (decrease) in net
        assets from operations                  800            355         (151,986)
                                              =====            ===         ========

(a) For the period from April 2, 2001 to December 31, 2001.

(f) For the period from April 10, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Year ended December 31, 2001

                                                                   Templeton
                                           ---------------------------------------------------------

                                           Franklin
                                             Small       Growth         Growth         International
                                           Cap B (a)   Securities   Securities B (a)    Securities
                                           ---------   ----------   ----------------   -------------
Income:
  Dividends                                 $   12        7,143             48             27,542
                                            ------      -------          -----           --------

Expenses:
  Mortality and expense risk                   202        3,920            138             10,964
  Administrative fee                            48          425             29              1,310
                                            ------      -------          -----           --------
      Total expenses                           250        4,345            167             12,274
                                            ------      -------          -----           --------

      Net investment income (loss)            (238)       2,798           (119)            15,268
                                            ------      -------          -----           --------

Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund
    shares                                      (6)     (16,967)           (26)           (60,698)
  Realized gain distributions                   --       59,528            428            206,332
                                            ------      -------          -----           --------
      Net realized gain (loss)                  (6)      42,561            402            145,634
                                            ------      -------          -----           --------

Change in unrealized appreciation
  (depreciation)                             7,583      (56,605)         1,128           (329,618)
                                            ------      -------          -----           --------

      Net increase (decrease) in net
        assets from operations              $7,339      (11,246)         1,411           (168,716)
                                            ======      =======          =====           ========

                                                                   Templeton
                                           ------------------------------------------------

                                                              Developing    Developing
                                           International        Markets        Markets
                                           Securities B (a)   Securities   Securities B (f)
                                           ----------------   ----------   ----------------
Income:
  Dividends                                        618           3,857             190
                                                ------         -------          ------

Expenses:
  Mortality and expense risk                       389           4,625           1,099
  Administrative fee                               114             555             197
                                                ------         -------          ------
      Total expenses                               503           5,180           1,296
                                                ------         -------          ------

      Net investment income (loss)                 115          (1,323)         (1,106)
                                                ------         -------          ------

Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund
    shares                                      (1,158)        (16,757)            (23)
  Realized gain distributions                    4,861              --              --
                                                ------         -------          ------
      Net realized gain (loss)                   3,703         (16,757)            (23)
                                                ------         -------          ------

Change in unrealized appreciation
  (depreciation)                                (5,864)        (20,403)         12,923
                                                ------         -------          ------

      Net increase (decrease) in net
        assets from operations                  (2,046)        (38,483)         11,794
                                                ======         =======          ======

(a) For the period from April 2, 2001 to December 31, 2001.

(f) For the period from April 10, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Year ended December 31, 2001

                                                                    Templeton
                                           -------------------------------------------------------------
                                                                            Franklin       Franklin
                                             Mutual          Mutual        Large Cap      Large Cap
                                             Shares          Shares          Growth         Growth
                                           Securities   Securities B (g)   Securities   Securities B (a)
                                           ----------   ----------------   ----------   ----------------
Income:
  Dividends                                 $  9,886           937             5,801             29
                                            --------        ------          --------         ------

Expenses:
  Mortality and expense risk                   7,215         1,659            11,791            209
  Administrative fee                             866           295             1,337             45
                                            --------        ------          --------         ------
      Total expenses                           8,081         1,954            13,128            254
                                            --------        ------          --------         ------

      Net investment income (loss)             1,805        (1,017)           (7,327)          (225)
                                            --------        ------          --------         ------

Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund
    shares                                     6,796          (103)          (81,043)        (1,987)
  Realized gain distributions                 32,368         3,150           234,197          1,931
                                            --------        ------          --------         ------
      Net realized gain (loss)                39,164         3,047           153,154            (56)
                                            --------        ------          --------         ------

Change in unrealized appreciation
  (depreciation)                             (25,694)        6,285          (290,889)             2
                                            --------        ------          --------         ------

      Net increase (decrease) in net
        assets from operations              $ 15,275         8,315          (145,062)          (279)
                                            ========        ======          ========         ======

                                                        Fidelity
                                           ------------------------------------


                                             VIP         VIP          VIP II
                                           Growth    Growth B (h)   Contrafund
                                           -------   ------------   ----------

Income:
  Dividends                                     86          --           132
                                           -------       -----        ------

Expenses:
  Mortality and expense risk                 1,270         124           432
  Administrative fee                           153          23            52
                                           -------       -----        ------
      Total expenses                         1,423         147           484
                                           -------       -----        ------

      Net investment income (loss)          (1,337)       (147)         (352)
                                           -------       -----        ------

Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund
    shares                                  (2,871)          5          (458)
  Realized gain distributions                8,060          --           466
                                           -------       -----        ------
      Net realized gain (loss)               5,189           5             8
                                           -------       -----        ------

Change in unrealized appreciation
  (depreciation)                           (24,957)      2,288        (4,486)
                                           -------       -----        ------

      Net increase (decrease) in net
        assets from operations             (21,105)      2,146        (4,830)
                                           =======       =====        ======

(a) For the period from April 2, 2001 to December 31, 2001.

(g) For the period from April 12, 2001 to December 31, 2001.

(h) For the period from April 26, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Year ended December 31, 2001

                                                                     Fidelity                                   American Century
                                         ----------------------------------------------------------------   ------------------------
                                                                                                              VP
                                            VIP III      VIP III      VIP         VIP                       Income
                                            Growth       Growth &   Equity-     Equity-          High          &           VP
                                         Opportunities    Income     Income   Income B (h)   Income B (h)   Growth    International
                                         -------------   --------   -------   ------------   ------------   -------   -------------
Income:
  Dividends                                 $    66        1,183        659         --             --         3,642           58
                                            -------       ------     ------        ---            ---       -------      -------

Expenses:
  Mortality and expense risk                    214          933        357         64              2        10,690          681
  Administrative fee                             26          112         43         11             --         1,440           82
                                            -------       ------     ------        ---            ---       -------      -------
      Total expenses                            240        1,045        400         75              2        12,130          763
                                            -------       ------     ------        ---            ---       -------      -------

      Net investment income (loss)             (174)         138        259        (75)            (2)       (8,488)        (705)
                                            -------       ------     ------        ---            ---       -------      -------

Net realized gain (loss) on
  investments:
  Realized gain (loss) on sale of fund
    shares                                     (432)      (5,582)    (3,736)         2             --        (6,499)      (9,765)
  Realized gain distributions                    --        3,799      1,851         --             --            --        6,435
                                            -------       ------     ------        ---            ---       -------      -------
      Net realized gain (loss)                 (432)      (1,783)    (1,885)         2             --        (6,499)      (3,330)
                                            -------       ------     ------        ---            ---       -------      -------

Change in unrealized appreciation
  (depreciation)                             (2,490)      (7,327)      (398)       711            (36)      (13,628)     (17,810)
                                            -------       ------     ------        ---            ---       -------      -------

      Net increase (decrease) in net
        assets from operations              $(3,096)      (8,972)    (2,024)       638            (38)      (28,615)     (21,845)
                                            =======       ======     ======        ===            ===       =======      =======

(h) For the period from April 26, 2001 to December 31 , 2001.

See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Year ended December 31, 2001

                                             American Century                Dreyfus
                                             ----------------   -----------------------------------

                                                                                            VIF
                                                    VP           Stock       Stock      Disciplined
                                                  Value          Index    Index B (f)      Stock
                                             ----------------   -------   -----------   -----------
Income:
   Dividends                                     $  2,978         1,821          17            257
                                                 --------       -------        ----         ------

Expenses:
   Mortality and expense risk                       6,913         2,188          19            696
   Administrative fee                                 910           263           3             84
                                                 --------       -------        ----         ------
         Total expenses                             7,823         2,451          22            780
                                                 --------       -------        ----         ------

         Net investment income (loss)              (4,845)         (630)         (5)          (523)
                                                 --------       -------        ----         ------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
      shares                                        3,956       (17,923)         --           (849)
   Realized gain distributions                         --           680          15             --
                                                 --------       -------        ----         ------
         Net realized gain (loss)                   3,956       (17,243)         15           (849)
                                                 --------       -------        ----         ------

Change in unrealized appreciation
   (depreciation)                                  79,191        (8,031)       (188)        (7,202)
                                                 --------       -------        ----         ------

         Net increase (decrease) in net
            assets from operations               $ 78,302       (25,904)       (178)        (8,574)
                                                 ========       =======        ====         ======

                                                                 Dreyfus
                                             -----------------------------------------------

                                                 VIF           VIF               VIF
                                             Disciplined      Capital          Capital
                                             Stock B (f)   Appreciation   Appreciation B (f)
                                             -----------   ------------   ------------------
Income:
   Dividends                                      151          3,131            3,244
                                                 ----        -------            -----

Expenses:
   Mortality and expense risk                     213          3,990            1,860
   Administrative fee                              46            479              332
                                                 ----        -------            -----
            Total expenses                        259          4,469            2,192
                                                 ----        -------            -----

            Net investment income (loss)         (108)        (1,338)           1,052
                                                 ----        -------            -----

Net realized gain (loss) on investments:
      Realized gain (loss) on sale of fund
         shares                                   (13)        (3,826)            (118)
      Realized gain distributions                  --             --               --
                                                 ----        -------            -----
            Net realized gain (loss)              (13)        (3,826)            (118)
                                                 ----        -------            -----

Change in unrealized appreciation
     (depreciation)                              (789)       (30,069)           4,033
                                                 ----        -------            -----

            Net increase (decrease) in net
               assets from operations            (910)       (35,233)           4,967
                                                 ====        =======            =====

(f) For the period from April 10, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Year ended December 31, 2001

                                                   Invesco                           PIMCO                    Scudder I
                                             ------------------   ---------------------------------------   -------------

                                                          VIF      High     Low      StocksPLUS   Total
                                                VIF       High    Yield   Duration    Growth &    Return
                                             Dynamics    Yield     Bond     Bond       Income      Bond     International
                                             --------   -------   -----   --------   ----------   -------   -------------
Income:
   Dividends                                 $     --    22,675    614      4,856        699       27,236          493
                                             --------   -------   ----      -----       ----      -------      -------

Expenses:
   Mortality and expense risk                   5,726     1,991     98      1,192        160        8,012        1,792
   Administrative fee                             754       266     12        145         30        1,073          215
                                             --------   -------   ----      -----       ----      -------      -------
            Total expenses                      6,480     2,257    110      1,337        190        9,085        2,007
                                             --------   -------   ----      -----       ----      -------      -------

            Net investment income (loss)       (6,480)   20,418    504      3,519        509       18,151       (1,514)
                                             --------   -------   ----      -----       ----      -------      -------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
      shares                                   (5,942)   (6,217)    (3)        96         (8)         878       (7,131)
   Realized gain distributions                     --        --     --        921         --       24,771       23,110
                                             --------   -------   ----      -----       ----      -------      -------
            Net realized gain (loss)           (5,942)   (6,217)    (3)     1,017         (8)      25,649       15,979
                                             --------   -------   ----      -----       ----      -------      -------

Change in unrealized appreciation
   (depreciation)                             (86,787)  (46,457)  (438)      (234)      (590)     (10,798)     (70,028)
                                             --------   -------   ----      -----       ----      -------      -------

            Net increase (decrease) in net
               assets from operations        $(99,209)  (32,256)    63      4,302        (89)      33,002      (55,563)
                                             ========   =======   ====      =====       ====      =======      =======

See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Year ended December 31, 2001

                                               Scudder I
                                             -------------


                                             International
                                                 B (f)          Total
                                             -------------   -----------
Income:
   Dividends                                   $      1        2,979,457
                                               --------      -----------

Expenses:
   Mortality and expense risk                       845        2,505,370
   Administrative fee                               150          303,857
                                               --------      -----------
            Total expenses                          995        2,809,227
                                               --------      -----------

            Net investment income (loss)           (994)         170,230
                                               --------      -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
      shares                                        (71)      (1,582,532)
   Realized gain distributions                       75        5,259,580
                                               --------      -----------
            Net realized gain (loss)                  4        3,677,048
                                               --------      -----------

Change in unrealized appreciation
   (depreciation)                               (10,872)     (23,234,667)
                                               --------      -----------

            Net increase (decrease) in net
               assets from operations          $(11,862)     (19,387,389)
                                               ========      ===========

(f) For the period from April 10, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2001

                                                                  Met Investors
                                          ---------------------------------------------------------
                                          Lord Abbett   Lord Abbett
                                            Growth         Growth
                                              and           and           Bond         Bond
                                            Income      Income B (a)    Debenture   Debenture B (a)
                                          -----------   ------------   ----------   ---------------
Increase (decrease) in net assets
   from operations:
      Net investment income (loss)        $  (271,239)     (10,388)       801,638          8,067
      Net realized gain (loss)                462,199       (2,763)       (73,530)        (3,026)
      Change in unrealized appreciation
         (depreciation)                    (4,388,915)     134,186       (472,439)         3,840
                                          -----------    ---------     ----------      ---------
         Net increase (decrease) from
            operations                     (4,197,955)     121,035        255,669          8,881
                                          -----------    ---------     ----------      ---------

Contract transactions:
   MetLife Investors Insurance Company
      of California payments                       --        1,600             --          1,600
   MetLife Investors Insurance Company
      of California redemptions                    --           --             --             --
   Payments received from contract
      owners                                  708,021    1,031,798        114,598        280,728
   Transfers between sub-accounts
      (including fixed account), net        5,822,714    3,059,238      1,203,564        807,564
   Transfers for contract benefits and
      terminations                         (4,301,075)     (27,959)    (1,007,312)       (57,245)
                                          -----------    ---------     ----------      ---------
         Net increase (decrease) in net
            assets from contract
            transactions                    2,229,660    4,064,677        310,850      1,032,647
                                          -----------    ---------     ----------      ---------

         Net increase (decrease) in net
            assets                         (1,968,295)   4,185,712        566,519      1,041,528

Net assets at beginning of period          56,542,909           --     11,682,803             --
                                          -----------    ---------     ----------      ---------
Net assets at end of period               $54,574,614    4,185,712     12,249,322      1,041,528
                                          ===========    =========     ==========      =========

                                                         Met Investors
                                          -------------------------------------------

                                                                        Lord Abbett
                                          Developing    Developing        Growth
                                            Growth     Growth B (a)   Opportunity (e)
                                          ----------   ------------   ---------------
Increase (decrease) in net assets
   from operations:
      Net investment income (loss)           (31,239)        (396)           (467)
      Net realized gain (loss)               (36,789)        (160)         (1,568)
      Change in unrealized appreciation
         (depreciation)                     (134,487)      10,405           3,111
                                           ---------      -------         -------
         Net increase (decrease) from
            operations                      (202,515)       9,849           1,076
                                           ---------      -------         -------

Contract transactions:
   MetLife Investors Insurance Company
      of California payments                      --          800             200
   MetLife Investors Insurance Company
      of California redemptions                   --           --              --
   Payments received from contract
      owners                                  18,129       14,004              --
   Transfers between sub-accounts
      (including fixed account), net         131,563      101,107         103,061
   Transfers for contract benefits and
      terminations                           (82,374)        (112)            122
                                           ---------      -------         -------
         Net increase (decrease) in net
            assets from contract
            transactions                      67,318      115,799         103,383
                                           ---------      -------         -------

         Net increase (decrease) in net
            assets                          (135,197)     125,648         104,459

Net assets at beginning of period          2,444,234           --              --
                                           ---------      -------         -------
Net assets at end of period                2,309,037      125,648         104,459
                                           =========      =======         =======

(a) For the period from April 2, 2001 to December 31, 2001.

(e) For the period from May 1, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2001

                                                                  Met Investors
                                          -----------------------------------------------------------

                                             Lord Abbett         Large
                                                Growth            Cap         Mid-Cap       Mid-Cap
                                          Opportunity B (b)   Research (c)     Value      Value B (a)
                                          -----------------   ------------   ----------   -----------
Increase (decrease) in net assets
   from operations:
      Net investment income (loss)            $ (1,138)            13,417      (34,424)       (3,572)
      Net realized gain (loss)                  (1,362)           436,943      420,842        10,214
      Change in unrealized appreciation
         (depreciation)                          7,106           (476,513)    (159,068)       55,462
                                              --------         ----------    ---------     ---------
         Net increase (decrease) from
            operations                           4,606            (26,153)     227,350        62,104
                                              --------         ----------    ---------     ---------

Contract transactions:
   MetLife Investors Insurance Company
      of California payments                       800                 --           --           800
   MetLife Investors Insurance Company
      of California redemptions                     --               (123)          --            --
   Payments received from contract
       owners                                  110,369             40,122      100,291       309,542
   Transfers between sub-accounts
       (including fixed account), net          190,560         (2,836,715)     695,227       900,288
   Transfers for contract benefits and
       terminations                                170             (8,903)    (224,293)      (21,324)
                                              --------         ----------    ---------     ---------
         Net increase (decrease) in net
            assets from contract
            transactions                       301,899         (2,805,619)     571,225     1,189,306
                                              --------         ----------    ---------     ---------

         Net increase (decrease) in net
            assets                             306,505         (2,831,772)     798,575     1,251,410

Net assets at beginning of period                   --          2,831,772    3,413,809            --
                                              --------         ----------    ---------     ---------
Net assets at end of period                   $306,505                 --    4,212,384     1,251,410
                                              ========         ==========    =========     =========

                                                        Met Investors
                                          -----------------------------------------


                                            Enhanced      Enhanced    International
                                             Index      Index B (a)       Equity
                                          -----------   -----------   -------------
Increase (decrease) in net assets
   from operations:
      Net investment income (loss)          (167,349)        (508)        (10,925)
      Net realized gain (loss)              (278,134)      (1,100)        718,218
      Change in unrealized appreciation
         (depreciation)                   (3,553,475)      (1,082)     (3,200,509)
                                          ----------      -------      ----------
         Net increase (decrease) from
            operations                    (3,998,958)      (2,690)     (2,493,216)
                                          ----------      -------      ----------

Contract transactions:
   MetLife Investors Insurance Company
      of California payments                      --          800              --
   MetLife Investors Insurance Company
      of California redemptions                   --           --              --
   Payments received from contract
       owners                                184,176       65,458          18,944
   Transfers between sub-accounts
       (including fixed account), net     (1,051,964)     164,200        (642,476)
   Transfers for contract benefits and
       terminations                       (1,831,229)       1,013        (664,184)
                                          ----------      -------      ----------
         Net increase (decrease) in net
            assets from contract
            transactions                  (2,699,017)     231,471      (1,287,716)
                                          ----------      -------      ----------

         Net increase (decrease) in net
            assets                        (6,697,975)     228,781      (3,780,932)

Net assets at beginning of period         32,053,389           --      11,796,488
                                          ----------      -------      ----------
Net assets at end of period               25,355,414      228,781       8,015,556
                                          ==========      =======      ==========

(a) For the period from April 2, 2001 to December 31, 2001.

(b) For the period from February 12, 2001 to December 31, 2001.

(c) For the period from January 1, 2001 to February 12, 2001.

See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2001

                                                              Met Investors
                                          -----------------------------------------------------

                                          International     Quality      Quality      Select
                                           Equity B (a)      Bond      Bond B (a)     Equity
                                          -------------   ----------   ----------   -----------
Increase (decrease) in net assets
   from operations:
      Net investment income (loss)           $   (54)       256,948         901       (172,424)
      Net realized gain (loss)                   372         62,659         (16)       147,036
      Change in unrealized appreciation
         (depreciation)                         (719)        89,315       4,208     (1,496,756)
                                             -------      ---------     -------     ----------
         Net increase (decrease) from
            operations                          (401)       408,922       5,093     (1,522,144)
                                             -------      ---------     -------     ----------

Contract transactions:
   MetLife Investors Insurance Company
      of California payments                     800             --         800             --
   MetLife Investors Insurance Company
      of California redemptions                   --             --          --             --
   Payments received from contract
      owners                                      --         76,208     218,821         44,049
   Transfers between sub-accounts
      (including fixed account), net          20,595        953,728     352,098       (785,260)
   Transfers for contract benefits and
      terminations                                25       (645,985)    (27,280)    (1,531,649)
                                             -------      ---------     -------     ----------
         Net increase (decrease) in net
            assets from contract
            transactions                      21,420        383,951     544,439     (2,272,860)
                                             -------      ---------     -------     ----------

         Net increase (decrease) in net
            assets                            21,019        792,873     549,532     (3,795,004)

Net assets at beginning of period                 --      7,335,746          --     20,743,115
                                             -------      ---------     -------     ----------
Net assets at end of period                  $21,019      8,128,619     549,532     16,948,111
                                             =======      =========     =======     ==========

                                                       Met Investors
                                          ----------------------------------------

                                                            Small         Small
                                             Select          Cap           Cap
                                          Equity B (a)      Stock      Stock B (a)
                                          ------------   -----------   -----------
Increase (decrease) in net assets
   from operations:
      Net investment income (loss)           (1,412)       (107,984)       (294)
      Net realized gain (loss)                  545       1,163,016       1,101
      Change in unrealized appreciation
         (depreciation)                       8,062      (2,131,997)      3,452
                                            -------      ----------      ------
         Net increase (decrease) from
            operations                        7,195      (1,076,965)      4,259
                                            -------      ----------      ------

Contract transactions:
   MetLife Investors Insurance Company
      of California payments                    800              --         800
   MetLife Investors Insurance Company
      of California redemptions                  --              --          --
   Payments received from contract
      owners                                 90,328          11,698       9,921
   Transfers between sub-accounts
      (including fixed account), net        377,492        (537,375)     80,581
   Transfers for contract benefits and
      terminations                              (52)       (649,063)         (9)
                                            -------      ----------      ------
         Net increase (decrease) in net
            assets from contract
            transactions                    468,568      (1,174,740)     91,293
                                            -------      ----------      ------

         Net increase (decrease) in net
            assets                          475,763      (2,251,705)     95,552

Net assets at beginning of period                --      10,575,718          --
                                            -------      ----------      ------
Net assets at end of period                 475,763       8,324,013      95,552
                                            =======      ==========      ======

(a) For the period from April 2, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2001

                                                                                  Met Investors
                                          ----------------------------------------------------------------------------------------
                                             Met      Oppenheimer       PIMCO        Janus        PIMCO                      MFS
                                           Putnam       Capital         Money     Aggressive   Total Return      PIMCO     Mid Cap
                                          Research    Appreciation     Market       Growth         Bond       Innovation   Growth
                                            B (b)        B (b)          B (b)        B (b)         B (b)         B (b)      B (b)
                                          ---------   ------------   ----------   ----------   ------------   ----------   -------
Increase (decrease) in net assets
   from operations:
      Net investment income (loss)        $   (188)        (520)            55        (167)          139          (349)      (224)
      Net realized gain (loss)                 484          144            345           2           117         1,193        325
      Change in unrealized appreciation
         (depreciation)                      7,327        3,773              5       1,910           (89)       12,028      4,696
                                          --------      -------      ---------      ------        ------        ------     ------
         Net increase (decrease) from
            operations                       7,623        3,397            405       1,745           167        12,872      4,797
                                          --------      -------      ---------      ------        ------        ------     ------

Contract transactions:
   MetLife Investors Insurance Company
     of California payments                  1,200        1,200          1,600       1,200         1,200         1,200      1,200
   MetLife Investors Insurance Company
     of California redemptions                  --           --             --          --            --            --         --
   Payments received from contract
     owners                                 55,316      101,273      1,454,385      25,708        58,895        30,962     50,496
   Transfers between sub-accounts
     (including fixed account), net         78,443       71,126         50,068      13,156        15,736        42,572      8,666
   Transfers for contract benefits and
     terminations                             (276)        (106)      (374,389)        (11)           (8)         (137)        39
                                          --------      -------      ---------      ------        ------        ------     ------
        Net increase (decrease) in net
           assets from contract
           transactions                    134,683      173,493      1,131,664      40,053        75,823        74,597     60,401
                                          --------      -------      ---------      ------        ------        ------     ------

        Net increase (decrease) in net
           assets                          142,306      176,890      1,132,069      41,798        75,990        87,469     65,198

Net assets at beginning of period               --           --             --          --            --            --         --
                                          --------      -------      ---------      ------        ------        ------     ------
Net assets at end of period               $142,306      176,890      1,132,069      41,798        75,990        87,469     65,198
                                          ========      =======      =========      ======        ======        ======     ======

(b) For the period from February 12, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2001

                                                              Met Investors
                                          ------------------------------------------------------
                                               MFS        MIST AIM    MIST AIM      MIST SSR
                                            Research      Small Cap    Mid Cap     Concentrated
                                          International    Growth      Equity    Int'l Portfolio
                                              B (b)         B (d)       B (d)         B (d)
                                          -------------   ---------   --------   ---------------
Increase (decrease) in net assets
   from operations:
      Net investment income (loss)           $  (276)         (37)         (8)           (17)
      Net realized gain (loss)                    57          247          --            637
      Change in unrealized appreciation
         (depreciation)                        1,830          904         (61)           666
                                             -------       ------      ------         ------
         Net increase (decrease) from
            operations                         1,611        1,114         (69)         1,286
                                             -------       ------      ------         ------

Contract transactions:
   MetLife Investors Insurance Company
      of California payments                   1,200        1,200       1,200          1,200
   MetLife Investors Insurance Company
      of California redemptions                   --           --          --             --
   Payments received from contract
      owners                                  32,358       42,297      30,000         14,400
   Transfers between sub-accounts
      (including fixed account), net          59,565        6,454       3,750          1,352
   Transfers for contract benefits and
      terminations                              (136)         158          (1)          (185)
                                             -------       ------      ------         ------
         Net increase (decrease) in net
            assets from contract
            transactions                      92,987       50,109      34,949         16,767
                                             -------       ------      ------         ------

         Net increase (decrease) in net
            assets                            94,598       51,223      34,880         18,053

Net assets at beginning of period                 --           --          --             --
                                             -------       ------      ------         ------
Net assets at end of period                  $94,598       51,223      34,880         18,053
                                             =======       ======      ======         ======

                                              MetLife          GACC        Russell
                                          ---------------   ----------   ----------

                                               Stock                       Multi-
                                               Index           Money       Style
                                          Portfolio B (d)     Market       Equity
                                          ---------------   ----------   ----------
Increase (decrease) in net assets
   from operations:
      Net investment income (loss)               (20)         (43,697)     (42,906)
      Net realized gain (loss)                    --           20,515       (5,248)
      Change in unrealized appreciation
         (depreciation)                       (1,158)          93,773     (677,494)
                                             -------        ---------    ---------
         Net increase (decrease) from
            operations                        (1,178)          70,591     (725,648)
                                             -------        ---------    ---------

Contract transactions:
   MetLife Investors Insurance Company
      of California payments                   1,200               --           --
   MetLife Investors Insurance Company
      of California redemptions                   --               --           --
   Payments received from contract
      owners                                 105,000           21,903      157,289
   Transfers between sub-accounts
      (including fixed account), net          11,556        2,218,395    1,082,033
   Transfers for contract benefits and
      terminations                                (1)        (523,410)    (340,282)
                                             -------        ---------    ---------
         Net increase (decrease) in net
            assets from contract
            transactions                     117,755        1,716,888      899,040
                                             -------        ---------    ---------

         Net increase (decrease) in net
            assets                           116,577        1,787,479      173,392

Net assets at beginning of period                 --        2,090,664    4,655,614
                                             -------        ---------    ---------
Net assets at end of period                  116,577        3,878,143    4,829,006
                                             =======        =========    =========

(b) For the period from February 12, 2001 to December 31, 2001.

(d) For the period from October 9, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2001

                                                             Russell                                            AIM
                                          -----------------------------------------------   ----------------------------------------

                                                                                 Real                       V.I.            V.I.
                                          Aggressive                 Core       Estate         V.I.       Capital      International
                                            Equity       Non-US       Bond     Securities     Value     Appreciation      Equity
                                          ----------   ---------   ---------   ----------   ---------   ------------   -------------
Increase (decrease) in net assets
   from operations:
      Net investment income (loss)         $(11,253)     (15,390)    156,240     11,822       (75,409)      (47,755)       (6,894)
      Net realized gain (loss)               (6,107)     (25,242)     28,400     10,469       (48,291)      166,509       (33,183)
      Change in unrealized appreciation
         (depreciation)                      (6,857)    (468,552)      5,278       (692)     (793,403)   (1,109,091)     (153,282)
                                           --------    ---------    --------    -------     ---------    ----------      --------
      Net increase (decrease) from
         operations                         (24,217)    (509,184)    189,918     21,599      (917,103)     (990,337)     (193,359)
                                           --------    ---------    --------    -------     ---------    ----------      --------

Contract transactions:
   MetLife Investors Insurance Company
      of California payments                     --           --          --         --           600           600           600
   MetLife Investors Insurance Company
      of California redemptions                  --           --          --         --            --            --            --
   Payments received from contract
      owners                                 18,637       78,347     181,592     23,082       273,380       180,777        26,227
   Transfers between sub-accounts
      (including fixed account), net        140,815      615,269     783,068     88,411     1,624,797     1,321,940       200,250
   Transfers for contract benefits and
      terminations                          (40,609)    (136,142)   (313,565)   (29,955)     (404,356)     (191,297)      (52,849)
                                           --------    ---------    --------    -------     ---------    ----------      --------
         Net increase (decrease) in net
            assets from contract
             transactions                   118,843      557,474     651,095     81,538     1,494,421     1,312,020       174,228
                                           --------    ---------    --------    -------     ---------    ----------      --------

         Net increase (decrease) in net
            assets                           94,626       48,290     841,013    103,137       577,318       321,683       (19,131)

Net assets at beginning of period           865,648    2,063,643   2,928,977    261,249     5,733,236     3,353,177       646,842
                                           --------    ---------   ---------    -------     ---------    ----------      --------
Net assets at end of period                $960,274    2,111,933   3,769,990    364,386     6,310,554     3,674,860       627,711
                                           ========    =========   =========    =======     =========    ==========      ========

See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2001

                                                                  Alliance
                                          ---------------------------------------------------------
                                                                      Bernstein       Bernstein
                                                                         Real            Real
                                            Premier      Premier        Estate          Estate
                                            Growth     Growth B (e)   Investment   Investment B (e)
                                          ----------   ------------   ----------   ----------------
Increase (decrease) in net assets
   from operations:
      Net investment income (loss)        $  (51,492)      (4,905)      12,404            (957)
      Net realized gain (loss)                40,297        3,537        3,950              38
      Change in unrealized appreciation
         (depreciation)                     (761,454)      28,927       44,515          13,294
                                          ----------    ---------      -------         -------
      Net increase (decrease) from
         operations                         (772,649)      27,559       60,869          12,375
                                          ----------    ---------      -------         -------

Contract transactions:
   MetLife Investors Insurance Company
      of California payments                      --          400           --             400
   MetLife Investors Insurance Company
      of California redemptions                   --           --           --              --
   Payments received from contract
      owners                                 112,159      600,902       35,691         211,915
   Transfers between sub-accounts
      (including fixed account), net         638,480      732,059      237,767         243,923
   Transfers for contract benefits and
      terminations                          (157,622)      (2,528)     (26,049)           (426)
                                          ----------    ---------      -------         -------
         Net increase (decrease) in net
            assets from contract
            transactions                     593,017    1,330,833      247,409         455,812
                                          ----------    ---------      -------         -------

         Net increase (decrease) in net
            assets                          (179,632)   1,358,392      308,278         468,187

Net assets at beginning of period          3,817,126           --      521,508              --
                                          ----------    ---------      -------         -------
Net assets at end of period               $3,637,494    1,358,392      829,786         468,187
                                          ==========    =========      =======         =======

                                                 Alliance         Liberty
                                          ---------------------   --------
                                          Bernstein               Newport
                                            Small     Bernstein    Tiger
                                             Cap        Value      Fund,
                                             B (e)      B (e)     Variable
                                          ---------   ---------   --------
Increase (decrease) in net assets
   from operations:
      Net investment income (loss)           (41)        (2)         (517)
      Net realized gain (loss)                --         --        (2,173)
      Change in unrealized appreciation
         (depreciation)                    1,224         14       (16,777)
                                          ------        ---       -------
      Net increase (decrease) from
         operations                        1,183         12       (19,467)
                                          ------        ---       -------

Contract transactions:
   MetLife Investors Insurance Company
      of California payments                 400        400           300
   MetLife Investors Insurance Company
      of California redemptions               --         --            --
   Payments received from contract
      owners                              18,262         --            --
   Transfers between sub-accounts
      (including fixed account), net       2,433        246         7,453
   Transfers for contract benefits and
      terminations                            (5)        (3)       (4,706)
                                          ------        ---       -------
         Net increase (decrease) in net
            assets from contract
            transactions                  21,090        643         3,047
                                          ------        ---       -------

         Net increase (decrease) in net
            assets                        22,273        655       (16,420)

Net assets at beginning of period             --         --        91,859
                                          ------        ---       -------
Net assets at end of period               22,273        655        75,439
                                          ======        ===       =======

(e) For the period from May 1, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2001

                                                           Goldman Sachs                              Scudder II
                                          -----------------------------------------------   --------------------------
                                                                                            Dreman
                                           Growth                                            High     Small     Small
                                             and     International    Global    Internet    Return     Cap       Cap
                                           Income        Equity       Income   Tollkeeper   Equity    Growth    Value
                                          --------   -------------   -------   ----------   ------   -------   -------
Increase (decrease) in net assets
   from operations:
      Net investment income (loss)        $ (3,235)          64        3,759     (1,450)       1      (2,835)   (4,672)
      Net realized gain (loss)             (10,725)      (1,379)        (456)   (20,242)      --      21,765     6,693
      Change in unrealized appreciation
         (depreciation)                    (26,087)     (89,301)        (866)   (22,926)       1     (94,967)   47,928
                                          --------      -------      -------    -------      ---     -------   -------
         Net increase (decrease) from
            operations                     (40,047)     (90,616)       2,437    (44,618)       2     (76,037)   49,949
                                          --------      -------      -------    -------      ---     -------   -------

Contract transactions:
   MetLife Investors Insurance Company
      of California payments                   300          300          300        300       --         300       300
   MetLife Investors Insurance Company
      of California redemptions                 --           --           --         --       --          --        --
   Payments received from contract
      owners                                12,314        8,316       28,316     12,858       --       1,799     9,001
   Transfers between sub-accounts
      (including fixed account), net       (32,849)      51,787       40,948     44,700       --      45,364    (7,575)
   Transfers for contract benefits and
      terminations                          (5,640)      (4,546)      (3,023)    (1,727)      (1)     (3,404)  (14,920)
                                          --------      -------      -------    -------      ---     -------   -------
         Net increase (decrease) in net
            assets from contract
            transactions                   (25,875)      55,857       66,541     56,131       (1)     44,059   (13,194)
                                          --------      -------      -------    -------      ---     -------   -------

         Net increase (decrease) in net
            assets                         (65,922)     (34,759)      68,978     11,513        1     (31,978)   36,755

Net assets at beginning of period          372,539      362,226       54,535     81,630      120     231,042   319,256
                                          --------      -------      -------    -------      ---     -------   -------
Net assets at end of period               $306,617      327,467      123,513     93,143      121     199,064   356,011
                                          ========      =======      =======    =======      ===     =======   =======


See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2001

                                            Scudder II                                    MFS
                                            ----------   --------------------------------------------------------------------------

                                                                                                                          Emerging
                                            Government                                        Emerging      Emerging      Markets
                                            Securities   Bond    Research    Research B (f)    Growth     Growth B (f)   Equity (c)
                                            ----------   ----   ----------   --------------   ---------   ------------   ----------
Increase (decrease) in net assets
   from operations:
      Net investment income (loss)           $  3,282       6      (15,959)         (86)        (17,851)       (18)            (34)
      Net realized gain (loss)                  3,020      --       87,354          (67)        (39,169)        27            (150)
      Change in unrealized appreciation
         (depreciation)                        15,611       3     (383,889)        (752)       (573,386)        78           2,282
                                             --------     ---    ---------       ------       ---------      -----         -------
         Net increase (decrease) from
            operations                         21,913       9     (312,494)        (905)       (630,406)        87           2,098
                                             --------     ---    ---------       ------       ---------      -----         -------

Contract transactions:
   MetLife Investors Insurance Company
      of California payments                      300      --           --          400              --        400              --
   MetLife Investors Insurance Company
      of California redemptions                    --      --           --           --              --         --              --
   Payments received from contract
      owners                                    2,200      --       33,568       15,000           6,737         --              --
   Transfers between sub-accounts
      (including fixed account), net          728,326      --       76,838        2,310          (1,414)     3,750         (26,493)
   Transfers for contract benefits and
      terminations                            (55,633)     (1)     (61,366)          68         (29,459)        (4)              3
                                             --------     ---    ---------       ------       ---------      -----         -------
         Net increase (decrease) in net
            assets from contract
            transactions                      675,193      (1)      49,040       17,778         (24,136)     4,146         (26,490)
                                             --------     ---    ---------       ------       ---------      -----         -------

         Net increase (decrease) in net
            assets                            697,106       8     (263,454)      16,873        (654,542)     4,233         (24,392)

Net assets at beginning of period             271,046     112    1,280,897           --       1,717,061         --          24,392
                                             --------     ---    ---------       ------       ---------      -----         -------
Net assets at end of period                  $968,152     120    1,017,443       16,873       1,062,519      4,233              --
                                             ========     ===    =========       ======       =========      =====         =======

(c) For the period from January 1, 2001 to February 12, 2001.

(f) For the period from April 10, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2001

                                                                   MFS
                                          ---------------------------------------------------------


                                            High        High           Global         Global
                                           Income    Income B (f)   Governments   Governments B (f)
                                          --------   ------------   -----------   -----------------
Increase (decrease) in net assets
   from operations:
      Net investment income (loss)        $ 20,300        (753)          318              13
      Net realized gain (loss)             (15,611)         56           188              --
      Change in unrealized appreciation
         (depreciation)                     (4,036)        862           348              (1)
                                          --------     -------        ------             ---
         Net increase (decrease) from
            operations                         653         165           854              12
                                          --------     -------        ------             ---

Contract transactions:
   MetLife Investors Insurance Company          --         400            --             400
      of California payments
   MetLife Investors Insurance Company          --          --            --              --
      of California redemptions
   Payments received from contract
      owners                                27,493     177,127            --              --
   Transfers between sub-accounts
      (including fixed account), net        72,883      71,048          (369)             --
   Transfers for contract benefits and
      terminations                         (34,376)       (291)         (199)             (2)
                                          --------     -------        ------             ---
         Net increase (decrease) in net
            assets from contract
            transactions                    66,000     248,284          (568)            398
                                          --------     -------        ------             ---

         Net increase (decrease) in net
            assets                          66,653     248,449           286             410

Net assets at beginning of period          277,364          --        14,809              --
                                          --------     -------        ------             ---
Net assets at end of period               $344,017     248,449        15,095             410
                                          ========     =======        ======             ===
                                                         MFS
                                          ------------------------------------

                                          Investors    Investors
                                            Trust        Trust          New
                                            Series    Series B (f)   Discovery
                                          ---------   ------------   ---------
Increase (decrease) in net assets
   from operations:
      Net investment income (loss)          (16,608)     (2,741)       (2,586)
      Net realized gain (loss)               13,606         (85)        1,659
      Change in unrealized appreciation
         (depreciation)                    (352,351)      3,516        10,372
                                          ---------     -------       -------
         Net increase (decrease) from
            operations                     (355,353)        690         9,445
                                          ---------     -------       -------

Contract transactions:
   MetLife Investors Insurance Company           --         400            --
      of California payments
   MetLife Investors Insurance Company           --          --            --
      of California redemptions
   Payments received from contract
      owners                                 40,566     455,808        46,546
   Transfers between sub-accounts
      (including fixed account), net        335,998     307,013       307,574
   Transfers for contract benefits and
      terminations                         (102,033)     (1,234)       (4,336)
                                          ---------     -------       -------
         Net increase (decrease) in net
            assets from contract
            transactions                    274,531     761,987       349,784
                                          ---------     -------       -------

         Net increase (decrease) in net
            assets                          (80,822)    762,677       359,229

Net assets at beginning of period         1,871,567          --         7,618
                                          ---------     -------       -------
Net assets at end of period               1,790,745     762,677       366,847
                                          =========     =======       =======

(f) For the period from April 10, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2001

                                               MFS             New England Zenith
                                          ---------------   -------------------------
                                                                            Harris
                                                               Davis       Oakmark
                                               New            Venture       MidCap
                                          Discovery B (f)   Value E (a)   Value B (a)
                                          ---------------   -----------   -----------
Increase (decrease) in net assets
   from operations:
      Net investment income (loss)           $ (2,441)           (499)         (343)
      Net realized gain (loss)                    257             457            11
      Change in unrealized appreciation
         (depreciation)                        47,520           7,155         6,732
                                             --------         -------       -------
         Net increase (decrease) from
            operations                         45,336           7,113         6,400
                                             --------         -------       -------

Contract transactions:
   MetLife Investors Insurance Company            400           1,200         1,200
      of California payments
   MetLife Investors Insurance Company             --              --            --
      of California redemptions
   Payments received from contract
      owners                                  314,179          87,532        64,993
   Transfers between sub-accounts
      (including fixed account), net          335,377          75,438        45,587
   Transfers for contract benefits and
      terminations                               (509)            (76)          (17)
                                             --------         -------       -------
         Net increase (decrease) in net
            assets from contract
            transactions                      649,447         164,094       111,763
                                             --------         -------       -------

         Net increase (decrease) in net
            assets                            694,783         171,207       118,163

Net assets at beginning of period                  --              --            --
                                             --------         -------       -------
Net assets at end of period                  $694,783         171,207       118,163
                                             ========         =======       =======

                                                          Oppenheimer
                                          ----------------------------------------------
                                                         Main Street
                                                           Growth
                                            Capital         and         High
                                          Appreciation     Income      Income     Bond
                                          ------------   -----------   -------   -------
Increase (decrease) in net assets
   from operations:
      Net investment income (loss)            (3,635)       (4,378)     28,891    58,858
      Net realized gain (loss)                41,905       (13,806)    (13,350)   (3,182)
      Change in unrealized appreciation
         (depreciation)                     (110,213)      (54,078)    (13,183)    5,275
                                            --------       -------     -------   -------
         Net increase (decrease) from
            operations                       (71,943)      (72,262)      2,358    60,951
                                            --------       -------     -------   -------

Contract transactions:
   MetLife Investors Insurance Company            --            --          --        --
      of California payments
   MetLife Investors Insurance Company            --            --          --        --
      of California redemptions
   Payments received from contract
      owners                                   8,230         2,229       6,840    52,985
   Transfers between sub-accounts
      (including fixed account), net           6,598       (16,871)    (40,674)    8,125
   Transfers for contract benefits and
      terminations                            (6,730)      (10,703)    (11,406)  (38,682)
                                            --------       -------     -------   -------
         Net increase (decrease) in net
            assets from contract
            transactions                       8,098       (25,345)    (45,240)   22,428
                                            --------       -------     -------   -------

         Net increase (decrease) in net
            assets                           (63,845)      (97,607)    (42,882)   83,379

Net assets at beginning of period            517,072       608,572     316,590   874,896
                                            --------       -------     -------   -------
Net assets at end of period                  453,227       510,965     273,708   958,275
                                            ========       =======     =======   =======

(a) For the period from April 2, 2001 to December 31, 2001.

(f) For the period from April 10, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2001

                                                     Oppenheimer                 Putnam
                                                     -----------   ----------------------------------
                                                                       VT          VT
                                                                     Growth      Growth         VT
                                                      Strategic       and          and          New
                                                        Bond         Income    Income B (f)    Value
                                                     -----------   ---------   ------------   -------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                       $  1,381         5,470         (71)        (523)
   Net realized gain (loss)                                (43)       (3,883)         --        2,695
   Change in unrealized appreciation
      (depreciation)                                       777      (182,806)        961       (1,601)
                                                      --------     ---------      ------      -------
      Net increase (decrease) from
         operations                                      2,115      (181,219)        890          571
                                                      --------     ---------      ------      -------

Contract transactions:
      MetLife Investors Insurance Company                   --            --         400           --
         of California payments
      MetLife Investors Insurance Company                   --            --          --           --
         of California redemptions
      Payments received from contract
         owners                                             --       137,186       2,200           --
      Transfers between sub-accounts
         (including fixed account), net                (27,621)      189,990      24,472       49,270
      Transfers for contract benefits and
         terminations                                   (3,561)      (90,623)         (3)        (399)
                                                      --------     ---------      ------      -------
         Net increase (decrease) in net
            assets from contract
            transactions                               (31,182)      236,553      27,069       48,871
                                                      --------     ---------      ------      -------

         Net increase (decrease) in net
            assets                                     (29,067)       55,334      27,959       49,442

Net assets at beginning of period                      116,869     2,059,778          --       74,229
                                                      --------     ---------      ------      -------
Net assets at end of period                           $ 87,802     2,115,112      27,959      123,671
                                                      ========     =========      ======      =======

                                                                   Putnam
                                                     ------------------------------------

                                                        VT
                                                        New           VT           VT
                                                     Value B (f)     Vista    Vista B (f)
                                                     -----------   --------   -----------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                          (45)        (9,788)       (47)
   Net realized gain (loss)                               --         35,026         --
   Change in unrealized appreciation
      (depreciation)                                    (140)      (334,190)      (348)
                                                       -----       --------      -----
      Net increase (decrease) from
         operations                                     (185)      (308,952)      (395)
                                                       -----       --------      -----

Contract transactions:
      MetLife Investors Insurance Company                400             --        400
         of California payments
      MetLife Investors Insurance Company                 --             --         --
         of California redemptions
      Payments received from contract
         owners                                        4,694         46,719      3,521
      Transfers between sub-accounts
         (including fixed account), net                   --        171,151      3,750
      Transfers for contract benefits and
         terminations                                     (4)       (17,081)        (3)
                                                       -----       --------      -----
         Net increase (decrease) in net
            assets from contract
            transactions                               5,090        200,789      7,668
                                                       -----       --------      -----

         Net increase (decrease) in net
            assets                                     4,905       (108,163)     7,273

Net assets at beginning of period                         --        786,037         --
                                                       -----       --------      -----
Net assets at end of period                            4,905        677,874      7,273
                                                       =====       ========      =====

(f) For the period from April 10, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2001

                                                                                Putnam
                                                     -------------------------------------------------------------
                                                                                         VT               VT
                                                          VT             VT          International   International
                                                     International   International       New              New
                                                        Growth        Growth B (f)   Opportunities     Opp B (f)
                                                     -------------   -------------   -------------   -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                        $  (19,431)      (3,297)          (3,625)           (44)
   Net realized gain (loss)                               154,524          (86)         (31,696)            --
   Change in unrealized appreciation
      (depreciation)                                     (602,290)       2,851          (64,088)          (365)
                                                       ----------      -------          -------          -----
      Net increase (decrease) from
         operations                                      (467,197)        (532)         (99,409)          (409)
                                                       ----------      -------          -------          -----

Contract transactions:
   MetLife Investors Insurance Company                         --          400               --            400
      of California payments
   MetLife Investors Insurance Company                         --           --               --             --
      of California redemptions
   Payments received from contract
      owners                                               73,089      431,813            2,019          8,464
   Transfers between sub-accounts
      (including fixed account), net                      232,689      460,076           13,029             --
   Transfers for contract benefits and
      terminations                                        (91,748)      (1,455)          (3,698)            (2)
                                                       ----------      -------          -------          -----
         Net increase (decrease) in net
            assets from contract
            transactions                                  214,030      890,834           11,350          8,862
                                                       ----------      -------          -------          -----

         Net increase (decrease) in net
            assets                                       (253,167)     890,302          (88,059)         8,453

Net assets at beginning of period                       2,040,917           --          311,632             --
                                                       ----------      -------          -------          -----
Net assets at end of period                            $1,787,750      890,302          223,573          8,453
                                                       ==========      =======          =======          =====

                                                                     Templeton
                                                     ----------------------------------------

                                                       Global         Global         Franklin
                                                       Income         Income           Small
                                                     Securities   Securities B (a)      Cap
                                                     ----------   ----------------   --------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                           899             (10)         (6,265)
   Net realized gain (loss)                               340               1         (94,824)
   Change in unrealized appreciation
      (depreciation)                                     (439)            364         (50,897)
                                                       ------          ------        --------
      Net increase (decrease) from
         operations                                       800             355        (151,986)
                                                       ------          ------        --------

Contract transactions:
   MetLife Investors Insurance Company                     --             800              --
      of California payments
   MetLife Investors Insurance Company                     --              --              --
      of California redemptions
   Payments received from contract
      owners                                               --              --          16,573
   Transfers between sub-accounts
      (including fixed account), net                   14,172          18,843          15,902
   Transfers for contract benefits and
      terminations                                     (1,489)            (13)        (33,498)
                                                       ------          ------        --------
         Net increase (decrease) in net
            assets from contract
            transactions                               12,683          19,630          (1,023)
                                                       ------          ------        --------

         Net increase (decrease) in net
            assets                                     13,483          19,985        (153,009)

Net assets at beginning of period                      30,305              --         843,534
                                                       ------          ------        --------
Net assets at end of period                            43,788          19,985         690,525
                                                       ======          ======        ========

(a) For the period from April 2, 2001 to December 31, 2001.

(f) For the period from April 10, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2001

                                                          Templeton
                                          -----------------------------------------

                                          Franklin
                                            Small       Growth         Growth
                                          Cap B (a)   Securities   Securities B (a)
                                          ---------   ----------   ----------------
Increase (decrease) in net assets
   from operations:
      Net investment income (loss)         $   (238)      2,798           (119)
      Net realized gain (loss)                   (6)     42,561            402
      Change in unrealized appreciation
         (depreciation)                       7,583     (56,605)         1,128
                                           --------     -------         ------
         Net increase (decrease) from
            operations                        7,339     (11,246)         1,411
                                           --------     -------         ------

Contract transactions:
   MetLife Investors Insurance Company
      of California payments                    800          --            800
   MetLife Investors Insurance Company
      of California redemptions                  --          --             --
   Payments received from contract
      owners                                 29,989       6,621             --
   Transfers between sub-accounts
      (including fixed account), net         86,758       2,585         48,248
   Transfers for contract benefits and
      terminations                              140     (11,408)          (419)
                                           --------     -------         ------
         Net increase (decrease) in net
            assets from contract
            transactions                    117,687      (2,202)        48,629
                                           --------     -------         ------

         Net increase (decrease) in net
            assets                          125,026     (13,448)        50,040

Net assets at beginning of period                --     319,118             --
                                           --------     -------         ------
Net assets at end of period                $125,026     305,670         50,040
                                           ========     =======         ======

                                                                     Templeton
                                          ----------------------------------------------------------------

                                                                             Developing      Developing
                                          International    International      Markets          Markets
                                           Securities     Securities B (a)   Securities   Securities B (f)
                                          -------------   ----------------   ----------   ----------------
Increase (decrease) in net assets
   from operations:
      Net investment income (loss)            15,268              115          (1,323)         (1,106)
      Net realized gain (loss)               145,634            3,703         (16,757)            (23)
      Change in unrealized appreciation
         (depreciation)                     (329,618)          (5,864)        (20,403)         12,923
                                            --------          -------         -------         -------
         Net increase (decrease) from
            operations                      (168,716)          (2,046)        (38,483)         11,794
                                            --------          -------         -------         -------

Contract transactions:
   MetLife Investors Insurance Company
      of California payments                      --              800              --             400
   MetLife Investors Insurance Company
      of California redemptions                   --               --              --              --
   Payments received from contract
      owners                                  19,380           21,211          25,332         158,171
   Transfers between sub-accounts
      (including fixed account), net         133,518          132,091          91,366         220,262
   Transfers for contract benefits and
      terminations                           (51,994)            (410)        (21,883)           (978)
                                            --------          -------         -------         -------
         Net increase (decrease) in net
            assets from contract
            transactions                     100,904          153,692          94,815         377,855
                                            --------          -------         -------         -------

         Net increase (decrease) in net
            assets                           (67,812)         151,646          56,332         389,649

Net assets at beginning of period            901,763               --         333,847              --
                                            --------          -------         -------         -------
Net assets at end of period                  833,951          151,646         390,179         389,649
                                            ========          =======         =======         =======

(a) For the period from April 2, 2001 to December 31, 2001.

(f) For the period from April 10, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2001

                                                                    Templeton
                                           -------------------------------------------------------------
                                                                            Franklin      Franklin
                                             Mutual          Mutual        Large Cap      Large Cap
                                             Shares          Shares          Growth        Growth
                                           Securities   Securities B (g)   Securities   Securities B (a)
                                           ----------   ----------------   ----------   ----------------
Increase (decrease) in net assets
   from operations:
      Net investment income (loss)         $  1,805          (1,017)          (7,327)          (225)
      Net realized gain (loss)               39,164           3,047          153,154            (56)
      Change in unrealized appreciation
         (depreciation)                     (25,694)          6,285         (290,889)             2
                                           --------         -------         --------         ------
         Net increase (decrease) from
            operations                       15,275           8,315         (145,062)          (279)
                                           --------         -------         --------         ------

Contract transactions:
   MetLife Investors Insurance Company
      of California payments                     --             400               --            800
   MetLife Investors Insurance Company
      of California redemptions                  --              --               --             --
   Payments received from contract
      owners                                 70,675         178,117           48,509          4,305
   Transfers between sub-accounts
      (including fixed account), net        256,473         372,118          277,655         55,009
   Transfers for contract benefits and
      terminations                          (17,052)           (866)        (161,848)           259
                                           --------         -------         --------         ------
         Net increase (decrease) in net
            assets from contract
            transactions                    310,096         549,769          164,316         60,373
                                           --------         -------         --------         ------
         Net increase (decrease) in net
            assets                          325,371         558,084           19,254         60,094

Net assets at beginning of period           392,012              --          899,010             --
                                           --------         -------         --------         ------
Net assets at end of period                $717,383         558,084          918,264         60,094
                                           ========         =======         ========         ======

                                                        Fidelity
                                           -----------------------------------


                                            VIP        VIP            VIP II
                                           Growth    Growth B (h)   Contrafund
                                           -------   ------------   ----------
Increase (decrease) in net assets
   from operations:
      Net investment income (loss)          (1,337)       (147)         (352)
      Net realized gain (loss)               5,189           5             8
      Change in unrealized appreciation
         (depreciation)                    (24,957)      2,288        (4,486)
                                           -------      ------        ------
         Net increase (decrease) from
            operations                     (21,105)      2,146        (4,830)
                                           -------      ------        ------

Contract transactions:
   MetLife Investors Insurance Company
      of California payments                    --         400            --
   MetLife Investors Insurance Company
      of California redemptions                 --          --            --
   Payments received from contract
      owners                                 1,599      75,241            --
   Transfers between sub-accounts
      (including fixed account), net        (1,966)      9,589        22,892
   Transfers for contract benefits and
      terminations                            (569)         (6)          (29)
                                           -------      ------        ------
         Net increase (decrease) in net
            assets from contract
            transactions                      (936)     85,224        22,863
                                           -------      ------        ------
         Net increase (decrease) in net
            assets                         (22,041)     87,370        18,033

Net assets at beginning of period          120,403          --        18,421
                                           -------      ------        ------
Net assets at end of period                 98,362      87,370        36,454
                                           =======      ======        ======

(a) For the period from April 2, 2001 to December 31, 2001.

(g) For the period from April 12, 2001 to December 31, 2001.

(h) For the period from April 26, 2001 to December 31, 2001.


See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2001

                                                        Fidelity
                                          ----------------------------------

                                             VIP III       VIP III     VIP
                                             Growth       Growth &   Equity-
                                          Opportunities    Income    Income
                                          -------------   --------   -------
Increase (decrease) in net assets
   from operations:
      Net investment income (loss)           $  (174)         138        259
      Net realized gain (loss)                  (432)      (1,783)    (1,885)
      Change in unrealized appreciation
         (depreciation)                       (2,490)      (7,327)      (398)
                                             -------      -------    -------
         Net increase (decrease) from
            operations                        (3,096)      (8,972)    (2,024)
                                             -------      -------    -------

Contract transactions:
   MetLife Investors Insurance Company
      of California payments                      --           --         --
   MetLife Investors Insurance Company
      of California redemptions                   --           --         --
   Payments received from contract
      owners                                      --        1,000         --
   Transfers between sub-accounts
      (including fixed account), net             347      (26,769)   (33,547)
   Transfers for contract benefits and
      terminations                              (655)        (118)       (38)
                                             -------      -------    -------
         Net increase (decrease) in net
            assets from contract
            transactions                        (308)     (25,887)   (33,585)
                                             -------      -------    -------

         Net increase (decrease) in net
            assets                            (3,404)     (34,859)   (35,609)

Net assets at beginning of period             19,356       94,057     43,183
                                             -------      -------    -------
Net assets at end of period                  $15,952       59,198      7,574
                                             =======      =======    =======

                                                    Fidelity                 American Century
                                          ---------------------------   -------------------------
                                                                           VP
                                             VIP                         Income
                                           Equity-           High           &            VP
                                          Income B (h)   Income B (h)    Growth     International
                                          ------------   ------------   ---------   -------------
Increase (decrease) in net assets
   from operations:
      Net investment income (loss)              (75)           (2)         (8,488)      (705)
      Net realized gain (loss)                    2            --          (6,499)    (3,330)
      Change in unrealized appreciation
         (depreciation)                         711           (36)        (13,628)   (17,810)
                                             ------           ---       ---------    -------
         Net increase (decrease) from
            operations                          638           (38)        (28,615)   (21,845)
                                             ------           ---       ---------    -------

Contract transactions:
   MetLife Investors Insurance Company
      of California payments                    400           400             300        300
   MetLife Investors Insurance Company
      of California redemptions                  --            --              --         --
   Payments received from contract
      owners                                 39,455            --         637,773      4,250
   Transfers between sub-accounts
      (including fixed account), net             --            --       1,026,527     (7,361)
   Transfers for contract benefits and
      terminations                               (4)           (1)        (32,541)    (2,862)
                                             ------           ---       ---------    -------
         Net increase (decrease) in net
            assets from contract
            transactions                     39,851           399       1,632,059     (5,673)
                                             ------           ---       ---------    -------

         Net increase (decrease) in net
            assets                           40,489           361       1,603,444    (27,518)

Net assets at beginning of period                --            --         389,469     74,678
                                             ------           ---       ---------    -------
Net assets at end of period                  40,489           361       1,992,913     47,160
                                             ======           ===       =========    =======

(h) For the period from April 26, 2001 to December 31, 2001

See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2001

                                          American Century        Dreyfus
                                          ----------------   ---------------------


                                                 VP           Stock       Stock
                                               Value          Index    Index B (f)
                                          ----------------   -------   -----------
Increase (decrease) in net assets
   from operations:
      Net investment income (loss)          $   (4,845)         (630)       (5)
      Net realized gain (loss)                   3,956       (17,243)       15
      Change in unrealized appreciation
         (depreciation)                         79,191        (8,031)     (188)
                                            ----------       -------     -----
         Net increase (decrease) from
             operations                         78,302       (25,904)     (178)
                                            ----------       -------     -----

Contract transactions:
   MetLife Investors Insurance Company
      of California payments                       300            --       400
   MetLife Investors Insurance Company
      of California redemptions                     --            --        --
   Payments received from contract
      owners                                   346,770            --     1,870
   Transfers between sub-accounts
      (including fixed account), net           599,699       (44,883)      763
   Transfers for contract benefits and
      terminations                             (15,802)       (2,097)       (3)
                                            ----------       -------     -----
         Net increase (decrease) in net
            assets from contract
            transactions                       930,967       (46,980)    3,030
                                            ----------       -------     -----

         Net increase (decrease) in net
            assets                           1,009,269       (72,884)    2,852

Net assets at beginning of period              228,572       199,421        --
                                            ----------       -------     -----
Net assets at end of period                 $1,237,841       126,537     2,852
                                            ==========       =======     =====

                                                                     Dreyfus
                                          -------------------------------------------------------------

                                              VIF           VIF           VIF               VIF
                                          Disciplined   Disciplined     Capital           Capital
                                             Stock      Stock B (f)   Appreciation   Appreciation B (f)
                                          -----------   -----------   ------------   ------------------
Increase (decrease) in net assets
   from operations:
      Net investment income (loss)            (523)         (108)        (1,338)            1,052
      Net realized gain (loss)                (849)          (13)        (3,826)             (118)
      Change in unrealized appreciation
         (depreciation)                     (7,202)         (789)       (30,069)            4,033
                                            ------        ------        -------           -------
         Net increase (decrease) from
             operations                     (8,574)         (910)       (35,233)            4,967
                                            ------        ------        -------           -------

Contract transactions:
   MetLife Investors Insurance Company
      of California payments                    --           400             --               400
   MetLife Investors Insurance Company
      of California redemptions                 --            --             --                --
   Payments received from contract
      owners                                 1,100        43,835         51,077           148,892
   Transfers between sub-accounts
      (including fixed account), net        26,416            --         95,246           429,988
   Transfers for contract benefits and
      terminations                            (428)           --        (15,103)           (1,494)
                                            ------        ------        -------           -------
         Net increase (decrease) in net
            assets from contract
            transactions                    27,088        44,235        131,220           577,786
                                            ------        ------        -------           -------

         Net increase (decrease) in net
            assets                          18,514        43,325         95,987           582,753

Net assets at beginning of period           41,254            --        274,226                --
                                            ------        ------        -------           -------
Net assets at end of period                 59,768        43,325        370,213           582,753
                                            ======        ======        =======           =======


(f) For the period from April 10, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2001

                                                           Invesco
                                                     -------------------

                                                                  VIF
                                                        VIF       High
                                                     Dynamics    Yield
                                                     --------   --------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $ (6,480)    20,418
   Net realized gain (loss)                            (5,942)    (6,217)
   Change in unrealized appreciation
      (depreciation)                                  (86,787)   (46,457)
                                                     --------    -------
      Net increase (decrease) from
         operations                                   (99,209)   (32,256)
                                                     --------    -------

Contract transactions:
   MetLife Investors Insurance Company
      of California payments                              300        300
   MetLife Investors Insurance Company
      of California redemptions                            --         --
   Payments received from contract
      owners                                          273,075     53,584
   Transfers between sub-accounts
      (including fixed account), net                  481,889    124,489
   Transfers for contract benefits and
      terminations                                    (11,188)   (13,342)
                                                     --------    -------
         Net increase (decrease) in net
            assets from contract
            transactions                              744,076    165,031
                                                     --------    -------

         Net increase (decrease) in net
            assets                                    644,867    132,775

Net assets at beginning of period                     289,989     76,850
                                                     --------    -------
Net assets at end of period                          $934,856    209,625
                                                     ========    =======

                                                                     PIMCO                           Scudder I
                                                     -------------------------------------------   -------------

                                                      High      Low      StocksPLUS      Total
                                                     Yield    Duration    Growth &      Return
                                                      Bond      Bond       Income        Bond      International
                                                     ------   --------   ----------   ----------   -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                         504      3,519        509         18,151       (1,514)
   Net realized gain (loss)                              (3)     1,017         (8)        25,649       15,979
   Change in unrealized appreciation
      (depreciation)                                   (438)      (234)      (590)       (10,798)     (70,028)
                                                     ------    -------     ------      ---------      -------
      Net increase (decrease) from
         operations                                      63      4,302        (89)        33,002      (55,563)
                                                     ------    -------     ------      ---------      -------

Contract transactions:
   MetLife Investors Insurance Company
      of California payments                            300        300        300            300           --
   MetLife Investors Insurance Company
      of California redemptions                          --         --         --             --           --
   Payments received from contract
      owners                                          3,000     10,376      3,059        557,149       25,538
   Transfers between sub-accounts
      (including fixed account), net                 12,080    145,307     31,447        813,724       44,250
   Transfers for contract benefits and
      terminations                                       --        (68)       (14)       (15,428)      (7,731)
                                                     ------    -------     ------      ---------      -------
         Net increase (decrease) in ne t
            assets from contract
            transactions                             15,380    155,915     34,792      1,355,745       62,057
                                                     ------    -------     ------      ---------      -------

         Net increase (decrease) in ne t
            assets                                   15,443    160,217     34,703      1,388,747        6,494

Net assets at beginning of period                     1,144      1,152         93        132,961      145,867
                                                     ------    -------     ------      ---------      -------
Net assets at end of period                          16,587    161,369     34,796      1,521,708      152,361
                                                     ======    =======     ======      =========      =======

See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2001

                                                        Scudder I
                                                      -------------


                                                     International
                                                         B (f)          Total
                                                     -------------   -----------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                         $   (994)        170,230
   Net realized gain (loss)                                    4       3,677,048
   Change in unrealized appreciation
      (depreciation)                                     (10,872)    (23,234,667)
                                                        --------     -----------

      Net increase (decrease) from
         operations                                      (11,862)    (19,387,389)
                                                        --------     -----------

Contract transactions:
   MetLife Investors Insurance Company
      of California payments                                 400          47,500
   MetLife Investors Insurance Company
      of California redemptions                               --            (123)
   Payments received from contract
      owners                                              65,329      12,435,655
   Transfers between sub-accounts
      (including fixed account), net                     213,519      28,648,444
   Transfers for contract benefits and
      terminations                                          (910)    (14,698,289)
                                                        --------     -----------
         Net increase (decrease) in net
            assets from contract
            transactions                                 278,338      26,433,187
                                                        --------     -----------

         Net increase (decrease) in net
            assets                                       266,476       7,045,798

Net assets at beginning of period                             --     206,913,017
                                                        --------     -----------
Net assets at end of period                             $266,476     213,958,815
                                                        ========     ===========

(f) For the period from April 10, 2001 to December 31, 2001.

 See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2000

                                                                         Met Investors
                                                     -------------------------------------------------
                                                     Lord Abbett
                                                       Growth                                  Large
                                                         and          Bond      Developing      Cap
                                                       Income       Debenture     Growth      Research
                                                     -----------   ----------   ----------   ---------
Increase (decrease) in net assets from operations:
   Net investment income (expense)                   $  (113,843)     615,744      (30,475)    (27,623)
   Net realized gain (loss)                            1,092,073       11,201      118,725     222,225
   Change in unrealized appreciation
      (depreciation)                                   5,598,117     (702,447)    (566,667)    105,443
                                                     -----------   ----------    ---------   ---------
      Net increase (decrease) from
         operations                                    6,576,347      (75,502)    (478,417)    300,045
                                                     -----------   ----------    ---------   ---------

Contract transactions:
   MetLife Investors Insurance Company
      of California payments                                 100          100          100         100
   MetLife Investors Insurance Company
      of California redemptions                             (125)          --           --          --
   Payments received from contract
      owners                                             807,957      279,276      333,386      42,032
   Transfers between sub-accounts
      (including fixed account), net                   2,530,834      402,957      797,274     511,653
   Transfers for contract benefits and
      terminations                                    (2,472,334)    (759,941)     (87,749)   (105,752)
                                                     -----------   ----------    ---------   ---------
         Net increase (decrease) in net
            assets from contract
            transactions                                 866,432      (77,608)   1,043,011     448,033
                                                     -----------   ----------    ---------   ---------

         Net increase (decrease) in net
            assets                                     7,442,779     (153,110)     564,594     748,078
                                                     -----------   ----------    ---------   ---------

Net assets at beginning of period                     49,100,130   11,835,913    1,879,640   2,083,694
                                                     -----------   ----------    ---------   ---------
Net assets at end of period                          $56,542,909   11,682,803    2,444,234   2,831,772
                                                     ===========   ==========    =========   =========

                                                                Met Investors
                                                     ----------------------------------

                                                                                Small
                                                      Mid-Cap     Quality        Cap
                                                       Value        Bond        Stock
                                                     ---------   ---------   ----------
Increase (decrease) in net assets from operations:
   Net investment income (expense)                     (23,291)    298,326     (163,062)
   Net realized gain (loss)                             28,029      13,462      655,643
   Change in unrealized appreciation
      (depreciation)                                   944,576     340,464   (1,979,216)
                                                     ---------   ---------   ----------
      Net increase (decrease) from
         operations                                    949,314     652,252   (1,486,635)
                                                     ---------   ---------   ----------

Contract transactions:
   MetLife Investors Insurance Company
      of California payments                               100         100          100
   MetLife Investors Insurance Company
      of California redemptions                             --          --           --
   Payments received from contract
      owners                                           154,841     155,379      387,639
   Transfers between sub-accounts
      (including fixed account), net                   945,187    (290,570)     881,627
   Transfers for contract benefits and
      terminations                                     (72,929)   (461,802)    (552,819)
                                                     ---------   ---------   ----------
         Net increase (decrease) in net
            assets from contract
            transactions                             1,027,199    (596,893)     716,547
                                                     ---------   ---------   ----------

         Net increase (decrease) in net
            assets                                   1,976,513      55,359     (770,088)
                                                     ---------   ---------   ----------

Net assets at beginning of period                    1,437,296   7,280,387   11,345,806
                                                     ---------   ---------   ----------
Net assets at end of period                          3,413,809   7,335,746   10,575,718
                                                     =========   =========   ==========

See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2000

                                                                   Met Investors                  GACC
                                                     ----------------------------------------   ---------

                                                        Large
                                                         Cap         Select     International     Money
                                                        Stock        Equity        Equity         Market
                                                     -----------   ----------   -------------   ---------
Increase (decrease) in net assets from operations:
   Net investment income (expense)                   $  (260,538)    (198,557)     (123,582)      (28,897)
   Net realized gain (loss)                            2,952,335    1,657,613       955,348       213,036
   Change in unrealized appreciation
      (depreciation)                                  (7,269,480)  (3,139,931)   (3,375,587)      (83,269)
                                                     -----------   ----------    ----------     ---------
      Net increase (decrease) from
         operations                                   (4,577,683)  (1,680,875)   (2,543,821)      100,870
                                                     -----------   ----------    ----------     ---------

Contract transactions:
   MetLife Investors Insurance Company
      of California payments                                 100          100           100           100
   MetLife Investors Insurance Company
      of California redemptions                               --           --            --            --
   Payments received from contract
      owners                                           1,276,625      391,376       261,744       632,008
   Transfers between sub-accounts
      (including fixed account), net                   2,349,677      440,356       984,696      (177,690)
   Transfers for contract benefits and
      terminations                                    (1,549,750)  (1,166,850)     (610,329)     (285,448)
                                                     -----------   ----------    ----------     ---------
         Net increase (decrease) in net
            assets from contract
            transactions                               2,076,652     (335,018)      636,211       168,970
                                                     -----------   ----------    ----------     ---------

         Net increase (decrease) in net
            assets                                    (2,501,031)  (2,015,893)   (1,907,610)      269,840
                                                     -----------   ----------    ----------     ---------

Net assets at beginning of period                     34,554,420   22,759,008    13,704,098     1,820,824
                                                     -----------   ----------    ----------     ---------
Net assets at end of period                          $32,053,389   20,743,115    11,796,488     2,090,664
                                                     ===========   ==========    ==========     =========

                                                                  Russell
                                                     ----------------------------------

                                                       Multi-
                                                       Style     Aggressive
                                                       Equity      Equity      Non-U.S.
                                                     ---------   ----------   ---------
Increase (decrease) in net assets from operations:
   Net investment income (expense)                     (37,470)     (7,382)     (23,749)
   Net realized gain (loss)                            122,329      66,768      161,419
   Change in unrealized appreciation
      (depreciation)                                  (669,460)   (109,897)    (436,733)
                                                     ---------    --------    ---------
      Net increase (decrease) from
         operations                                   (584,601)    (50,511)    (299,063)
                                                     ---------    --------    ---------

Contract transactions:
   MetLife Investors Insurance Company
      of California payments                                --          --           --
   MetLife Investors Insurance Company
      of California redemptions                             --          --           --
   Payments received from contract
      owners                                         1,370,731     191,329      584,749
   Transfers between sub-accounts
      (including fixed account), net                   979,321     271,187      456,067
   Transfers for contract benefits and
      terminations                                    (256,731)     (9,089)    (131,849)
                                                     ---------    --------    ---------
         Net increase (decrease) in net
            assets from contract
            transactions                             2,093,321     453,427      908,967
                                                     ---------    --------    ---------

         Net increase (decrease) in net
            assets                                   1,508,720     402,916      609,904
                                                     ---------    --------    ---------

Net assets at beginning of period                    3,146,894     462,732    1,453,739
                                                     ---------    --------    ---------
Net assets at end of period                          4,655,614     865,648    2,063,643
                                                     =========    ========    =========

See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2000

                                                              Russell                                AIM
                                                      -------------------------    -------------------------------------------

                                                                       Real                          V.I.            V.I.
                                                         Core         Estate          V.I.         Capital       International
                                                         Bond        Securities      Value       Appreciation       Equity
                                                      ----------    -----------    ----------    ------------    -------------
Increase (decrease) in net assets from operations:
   Net investment income (expense)                    $  100,312        7,330         (54,130)       (35,479)        (5,231)
   Net realized gain (loss)                              (26,975)       5,737         269,227         64,953         43,380
   Change in unrealized appreciation
      (depreciation)                                     147,299       31,563      (1,119,748)      (671,370)      (203,374)
                                                      ----------      -------      ----------      ---------       --------
      Net increase (decrease) from
         operations                                      220,636       44,630        (904,651)      (641,896)      (165,225)
                                                      ----------      -------      ----------      ---------       --------

Contract transactions:
   MetLife Investors Insurance Company
      of California payments                                  --           --             100            100            100
   MetLife Investors Insurance Company
      of California redemptions                               --          (91)            (83)           (79)            --
   Payments received from contract
      owners                                             790,418      142,001       1,180,153        865,651        189,313
   Transfers between sub-accounts
      (including fixed account), net                    (170,356)      41,168       2,923,833      2,146,798        295,028
   Transfers for contract benefits and
      terminations                                      (210,833)     (22,054)       (125,116)       (81,972)        (9,710)
                                                      ----------      -------      ----------      ---------       --------
         Net increase (decrease) in net
            assets from contract
            transactions                                 409,229      161,024       3,978,887      2,930,498        474,731
                                                      ----------      -------      ----------      ---------       --------

         Net increase (decrease) in net
            assets                                       629,865      205,654       3,074,236      2,288,602        309,506
                                                      ----------      -------      ----------      ---------       --------

Net assets at beginning of period                      2,299,112       55,595       2,659,000      1,064,575        337,336
                                                      ----------      -------      ----------      ---------       --------
Net assets at end of period                           $2,928,977      261,249       5,733,236      3,353,177        646,842
                                                      ==========      =======      ==========      =========       ========

                                                             Alliance
                                                      ------------------------

                                                                      Real
                                                       Premier       Estate
                                                       Growth      Investment
                                                      ---------    ----------
Increase (decrease) in net assets from operations:
   Net investment income (expense)                      (47,981)       9,913
   Net realized gain (loss)                             195,639         (160)
   Change in unrealized appreciation
      (depreciation)                                   (912,267)      66,838
                                                      ---------      -------
      Net increase (decrease) from
         operations                                    (764,609)      76,591
                                                      ---------      -------

Contract transactions:
   MetLife Investors Insurance Company
      of California payments                                 --           --
   MetLife Investors Insurance Company
      of California redemptions                              --           --
   Payments received from contract
      owners                                          1,406,682      160,959
   Transfers between sub-accounts
      (including fixed account), net                    798,100       69,464
   Transfers for contract benefits and
      terminations                                     (118,874)      (5,443)
                                                      ---------      -------
         Net increase (decrease) in net
            assets from contract
            transactions                              2,085,908      224,980
                                                      ---------      -------

         Net increase (decrease) in net
            assets                                    1,321,299      301,571
                                                      ---------      -------

Net assets at beginning of period                     2,495,827      219,937
                                                      ---------      -------
Net assets at end of period                           3,817,126      521,508
                                                      =========      =======

See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2000

                                                      Liberty                     Goldman Sachs
                                                     --------   --------------------------------------------------
                                                      Newport
                                                       Tiger     Growth
                                                       Fund,       and     International   Global      Internet
                                                     Variable    Income      Equity        Income   Tollkeeper (a)
                                                     --------   --------   -------------   ------   --------------
Increase (decrease) in net assets from operations:
   Net investment income (expense)                   $   (202)    (3,071)      (5,424)      4,336          (328)
   Net realized gain (loss)                             1,778     (1,188)      25,126         (10)          (65)
   Change in unrealized appreciation
      (depreciation)                                  (17,702)   (18,531)     (79,649)     (1,069)      (27,963)
                                                     --------    -------      -------      ------       -------
      Net increase (decrease) from
         operations                                   (16,126)   (22,790)     (59,947)      3,257       (28,356)
                                                     --------    -------      -------      ------       -------

Contract transactions:
   MetLife Investors Insurance Company
      of California payments                               --         --           --          --           100
   MetLife Investors Insurance Company
      of California redemptions                            --         --           --          --           (94)
   Payments received from contract
      owners                                           57,854     64,668        6,341      15,254        32,372
   Transfers between sub-accounts
      (including fixed account), net                   17,746     56,680       18,903       2,691        78,027
   Transfers for contract benefits and
      terminations                                     (8,257)    (8,286)      (4,901)        (81)         (419)
                                                     --------    -------      -------      ------       -------
         Net increase (decrease) in net
            assets from contract
            transactions                               67,343    113,062       20,343      17,864       109,986
                                                     --------    -------      -------      ------       -------

         Net increase (decrease) in net
            assets                                     51,217     90,272      (39,604)     21,121        81,630
                                                     --------    -------      -------      ------       -------

Net assets at beginning of period                      40,642    282,267      401,830      33,414            --
                                                     --------    -------      -------      ------       -------
Net assets at end of period                          $ 91,859    372,539      362,226      54,535        81,630
                                                     ========    =======      =======      ======       =======

                                                          Kemper
                                                     ----------------
                                                     Dreman
                                                      High     Small
                                                     Return     Cap
                                                     Equity   Growth
                                                     ------   -------
Increase (decrease) in net assets from operations:
   Net investment income (expense)                      1      (2,614)
   Net realized gain (loss)                             6      17,746
   Change in unrealized appreciation
      (depreciation)                                   20     (54,139)
                                                      ---     -------
      Net increase (decrease) from
         operations                                    27     (39,007)
                                                      ---     -------

Contract transactions:
   MetLife Investors Insurance Company
      of California payments                           --          --
   MetLife Investors Insurance Company
      of California redemptions                        --          --
   Payments received from contract
      owners                                           --      45,209
   Transfers between sub-accounts
      (including fixed account), net                   --     104,501
   Transfers for contract benefits and
      terminations                                     --      (6,720)
                                                      ---     -------
         Net increase (decrease) in net
            assets from contract
            transactions                               --     142,990
                                                      ---     -------

         Net increase (decrease) in net
            assets                                     27     103,983
                                                      ---     -------

Net assets at beginning of period                      93     127,059
                                                      ---     -------
Net assets at end of period                           120     231,042
                                                      ===     =======

See accompanying notes to financial statements.

(a) For the period from July 3, 2000 to December 31, 2000.

                                                                     (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2000

                                                              Kemper                                  MFS
                                                     ---------------------   ---------------------------------------------------

                                                      Small                                                             Emerging
                                                       Cap      Government                      Investors   Emerging     Markets
                                                      Value     Securities   Bond   Research      Trust      Growth      Equity
                                                     --------   ----------   ----   ---------   ---------   ---------   --------
Increase (decrease) in net assets from operations:
   Net investment income (expense)                   $ (2,401)     12,776      5      (15,665)    (15,973)    (24,436)     (412)
   Net realized gain (loss)                              (266)       (302)    --       73,053      22,546     121,022     1,092
   Change in unrealized appreciation
      (depreciation)                                   12,479      10,305      4     (156,546)    (26,711)   (524,031)   (7,757)
                                                     --------     -------    ---    ---------   ---------   ---------   -------
      Net increase (decrease) from
         operations                                     9,812      22,779      9      (99,158)    (20,138)   (427,445)   (7,077)
                                                     --------     -------    ---    ---------   ---------   ---------   -------

Contract transactions:
   MetLife Investors Insurance Company
      of California payments                               --          --     --           --          --          --        --
   MetLife Investors Insurance Company
      of California redemptions                            --          --     --           --          --          --        --
   Payments received from contract
      owners                                           24,057       6,688     --      197,383     329,777     471,678        --
   Transfers between sub-accounts
      (including fixed account), net                   41,806      29,798     --      292,378     196,164     298,391    (3,490)
   Transfers for contract benefits and
      terminations                                     (2,853)     (7,909)    --      (35,588)    (69,435)    (69,434)        9
                                                     --------     -------    ---    ---------   ---------   ---------   -------
          Net increase (decrease) in net
             assets from contract
             transactions                              63,010      28,577     --      454,173     456,506     700,635    (3,481)
                                                     --------     -------    ---    ---------   ---------   ---------   -------

          Net increase (decrease) in net
             assets                                    72,822      51,356      9      355,015     436,368     273,190   (10,558)
                                                     --------     -------    ---    ---------   ---------   ---------   -------

Net assets at beginning of period                     246,434     219,690    103      925,882   1,435,199   1,443,871    34,950
                                                     --------     -------    ---    ---------   ---------   ---------   -------
Net assets at end of period                          $319,256     271,046    112    1,280,897   1,871,567   1,717,061    24,392
                                                     ========     =======    ===    =========   =========   =========   =======

See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2000

                                                                      MFS
                                                     --------------------------------------


                                                        High      Global          New
                                                       Income   Governments   Discovery (b)
                                                     --------   -----------   -------------
Increase (decrease) in net assets from operations:
   Net investment income (expense)                   $ 16,377         390            (7)
   Net realized gain (loss)                              (487)        (68)           --
   Change in unrealized appreciation
      (depreciation)                                  (38,731)        179           525
                                                     --------      ------         -----

      Net increase (decrease) from
         operations                                   (22,841)        501           518
                                                     --------      ------         -----

Contract transactions:
   MetLife Investors Insurance Company
      of California payments                               --          --           100
   MetLife Investors Insurance Company
      of California redemptions                            --          --            --
   Payments received from contract
      owners                                           42,552          --         5,000
   Transfers between sub-accounts
      (including fixed account), net                   37,693       5,193         2,000
   Transfers for contract benefits and
      terminations                                     (3,041)     (1,655)           --

                                                     --------      ------         -----
         Net increase (decrease) in net
            assets from contract
            transactions                               77,204       3,538         7,100
                                                     --------      ------         -----

            Net increase (decrease) in net
               assets                                  54,363       4,039         7,618
                                                     --------      ------         -----

Net assets at beginning of period                     223,001      10,770            --
                                                     --------      ------         -----
Net assets at end of period                          $277,364      14,809         7,618
                                                     ========      ======         =====

                                                                      Oppenheimer
                                                     ----------------------------------------------
                                                                    Main Street
                                                                      Growth
                                                       Capital          and        High
                                                     Appreciation     Income      Income     Bond
                                                     ------------   -----------   -------   -------
Increase (decrease) in net assets from operations:
   Net investment income (expense)                       (6,233)       (6,029)     23,061    47,720
   Net realized gain (loss)                              33,931        27,980      (1,172)   (4,363)
   Change in unrealized appreciation
      (depreciation)                                    (42,590)      (84,411)    (38,816)   (5,745)
                                                        -------       -------     -------   -------

      Net increase (decrease) from
         operations                                     (14,892)      (62,460)    (16,927)   37,612
                                                        -------       -------     -------   -------

Contract transactions:
   MetLife Investors Insurance Company
      of California payments                                 --            --          --        --
   MetLife Investors Insurance Company
      of California redemptions                              --            --          --        --
   Payments received from contract
      owners                                            200,791        88,096      63,566    67,041
   Transfers between sub-accounts
      (including fixed account), net                     74,093       171,184      16,844    70,967
   Transfers for contract benefits and
      terminations                                      (16,207)      (17,628)     (7,955)  (36,177)

                                                        -------       -------     -------   -------
         Net increase (decrease) in net
            assets from contract
            transactions                                258,677       241,652      72,455   101,831
                                                        -------       -------     -------   -------

            Net increase (decrease) in net
               assets                                   243,785       179,192      55,528   139,443
                                                        -------       -------     -------   -------

Net assets at beginning of period                       273,287       429,380     261,062   735,453
                                                        -------       -------     -------   -------
Net assets at end of period                             517,072       608,572     316,590   874,896
                                                        =======       =======     =======   =======

See accompanying notes to financial statements.

(b) For the period from September 1, 2000 to December 31, 2000.

                                                                     (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2000

                                           Oppenheimer                           Putnam                                  Templeton
                                           -----------   ------------------------------------------------------------   ----------
                                                             VT                                              VT
                                                           Growth      VT                    VT         International     Global
                                            Strategic       and        New      VT      International        New          Income
                                              Bond         Income     Value    Vista        Growth      Opportunities   Securities
                                           -----------   ---------   ------   -------   -------------   -------------   ----------
Increase (decrease) in net assets from
   operations:
      Net investment income (expense)       $  5,682         4,981     (157)   (7,726)        7,024          (4,068)          328
      Net realized gain (loss)                  (256)      116,586    1,377     8,125       157,652          11,447           (17)
      Change in unrealized appreciation
         (depreciation)                       (4,473)        6,304    8,370   (87,455)     (378,633)       (164,661)        1,247
                                            --------     ---------   ------   -------     ---------        --------        ------
            Net increase (decrease) from
               operations                        953       127,871    9,590   (87,056)     (213,957)       (157,282)        1,558
                                            --------     ---------   ------   -------     ---------        --------        ------

Contract transactions:
   MetLife Investors Insurance Company
      of California payments                      --            --       --        --            --              --           100
   MetLife Investors Insurance Company
      of California redemptions                 (104)           --       --        --            --              --            --
   Payments received from contract
      owners                                  31,426       200,253       --   242,323       566,034         232,212         2,499
   Transfers between sub-accounts
     (including fixed account), net            8,650       286,650   40,917   323,998       231,117          38,941        18,801
   Transfers for contract benefits and
      terminations                            (1,392)      (57,392)    (584)   (8,360)      (60,820)         (1,594)         (369)
                                            --------     ---------   ------   -------     ---------        --------        ------
         Net increase (decrease) in
            net assets from contract
            transactions                      38,580       429,511   40,333   557,961       736,331         269,559        21,031
                                            --------     ---------   ------   -------     ---------        --------        ------

         Net increase (decrease) in
            net assets                        39,533       557,382   49,923   470,905       522,374         112,277        22,589
                                            --------     ---------   ------   -------     ---------        --------        ------

Net assets at beginning of period             77,336     1,502,396   24,306   315,132     1,518,543         199,355         7,716
                                            --------     ---------   ------   -------     ---------        --------        ------
Net assets at end of period                 $116,869     2,059,778   74,229   786,037     2,040,917         311,632        30,305
                                            ========     =========   ======   =======     =========        ========        ======

See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2000

                                                                              Templeton                                    Fidelity
                                          ------------------------------------------------------------------------------   --------
                                                                                                               Franklin
                                           Franklin                                Developing      Mutual     Large Cap
                                            Small       Growth     International     Markets       Shares       Growth        VIP
                                             Cap      Securities   Securities      Securities    Securities   Securities    Growth
                                          ---------   ----------   -------------   -----------   ----------   ----------   --------
Increase (decrease) in net assets from
   operations:
      Net investment income (expense)     $  (6,247)    (1,285)         2,607         (1,674)      (1,839)      (5,734)      (1,550)
      Net realized gain (loss)                1,344     34,325         71,676          1,084        1,426       21,691       10,320
      Change in unrealized appreciation
         (depreciation)                    (225,772)   (18,719)       (96,315)       (92,377)      35,307      (51,627)     (26,661)
                                          ---------    -------        -------        -------      -------      -------      -------
         Net increase (decrease) from
            operations                     (230,675)    14,321        (22,032)       (92,967)      34,894      (35,670)     (17,891)
                                          ---------    -------        -------        -------      -------      -------      -------

Contract transactions:
   MetLife Investors Insurance Company          100        100            100             --           --          100           --
      of California payments
   MetLife Investors Insurance Company           --         --             --             --           --           --           --
      of California redemptions
   Payments received from contract
      owners                                156,591     47,444        163,497        177,562      196,418      108,794       41,253
   Transfers between sub-accounts
      (including fixed account), net        801,956    141,916        221,214        111,600       67,598      702,954       12,425
   Transfers for contract benefits and
      terminations                          (12,468)      (372)       (28,250)       (14,513)      (5,469)     (33,933)        (314)
                                          ---------    -------        -------        -------      -------      -------      -------
      Net increase (decrease) in net
         assets from contract
         transactions                       946,179    189,088        356,561        274,649      258,547      777,915       53,364
                                          ---------    -------        -------        -------      -------      -------      -------

      Net increase (decrease) in net
         assets                             715,504    203,409        334,529        181,682      293,441      742,245       35,473
                                          ---------    -------        -------        -------      -------      -------      -------

Net assets at beginning of period           128,030    115,709        567,234        152,165       98,571      156,765       84,930
                                          ---------    -------        -------        -------      -------      -------      -------
Net assets at end of period               $ 843,534    319,118        901,763        333,847      392,012      899,010      120,403
                                          =========    =======        =======        =======      =======      =======      =======

See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2000

                                                               Fidelity                             American Century
                                          -----------------------------------------------   ---------------------------------
                                                                                              VP
                                                          VIP III       VIP III     VIP     Income
                                            VIP II        Growth       Growth &   Equity-      &           VP           VP
                                          Contrafund   Opportunities    Income    Income    Growth    International    Value
                                          ----------   -------------   --------   -------   -------   -------------   -------
Increase (decrease) in net assets from
   operations:
      Net investment income (expense)       $  (233)          (42)        (319)       136    (2,653)        (444)      (1,377)
      Net realized gain (loss)                  961         1,011        6,911      2,466       151         (161)         348
      Change in unrealized appreciation
         (depreciation)                      (2,698)       (4,628)     (11,193)       404   (26,783)      (8,506)      32,087
                                            -------        ------      -------     ------   -------       ------      -------
         Net increase (decrease) from
            operations                       (1,970)       (3,659)      (4,601)     3,006   (29,285)      (9,111)      31,058
                                            -------        ------      -------     ------   -------       ------      -------

Contract transactions:
   MetLife Investors Insurance Company           --            --           --         --        --           --           --
      of California payments
   MetLife Investors Insurance Company           --            --           --         --       (91)          --         (112)
      of California redemptions
   Payments received from contract
      owners                                  7,146        15,548        9,845         --   346,735       63,116      133,614
   Transfers between sub-accounts
      (including fixed account), net          6,303         1,877        3,743      3,657    69,654       21,599       62,701
   Transfers for contract benefits and
      terminations                           (2,545)         (742)      (6,844)    (1,804)   (8,045)      (1,051)      (3,920)
                                            -------        ------      -------     ------   -------       ------      -------
      Net increase (decrease) in net
         assets from contract
         transactions                        10,904        16,683        6,744      1,853   408,253       83,664      192,283
                                            -------        ------      -------     ------   -------       ------      -------

      Net increase (decrease) in net
         assets                               8,934        13,024        2,143      4,859   378,968       74,553      223,341
                                            -------        ------      -------     ------   -------       ------      -------

Net assets at beginning of period             9,487         6,332       91,914     38,324    10,501          125        5,231
                                            -------        ------      -------     ------   -------       ------      -------
Net assets at end of period                 $18,421        19,356       94,057     43,183   389,469       74,678      228,572
                                            =======        ======      =======     ======   =======       ======      =======

See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2000

                                                       Dreyfus                          INVESCO            PIMCO
                                          --------------------------------------- -----------------   ----------------

                                                         VIF                                  VIF     High      Low
                                           Stock     Disciplined      VIF           VIF       High    Yield   Duration
                                           Index        Stock      Appreciation   Dynamics   Yield    Bond      Bond
                                          --------   -----------   ------------   --------   ------   -----   --------
Increase (decrease) in net assets from
   operations:
      Net investment income (expense)     $   (216)      (379)          (495)       (2,517)     270      11         9
      Net realized gain (loss)               3,230        688          3,070         2,816       21      --        --
      Change in unrealized appreciation
         (depreciation)                    (12,869)    (2,372)        (6,335)      (26,419)  (7,607)     (8)        2
                                          --------     ------        -------       -------   ------   -----     -----
         Net increase (decrease) from
            operations                      (9,855)    (2,063)        (3,760)      (26,120)  (7,316)      3        11
                                          --------     ------        -------       -------   ------   -----     -----

Contract transactions:
   MetLife Investors Insurance Company          --         --             --            --       --      --        --
      of California payments
   MetLife Investors Insurance Company         (93)        --            (99)         (107)      --      --        --
      of California redemptions
   Payments received from contract
      owners                               113,426     48,129        238,237       275,327   67,574      --        --
   Transfers between sub-accounts
      (including fixed account), net        97,960     (2,632)        45,173        24,157    6,738   1,040     1,041
   Transfers for contract benefits and
      terminations                          (2,120)    (2,283)        (5,426)       (5,018)    (234)     --        --
                                          --------     ------        -------       -------   ------   -----     -----
         Net increase (decrease) in
            net assets from contract
            transactions                   209,173     43,214        277,885       294,359   74,078   1,040     1,041
                                          --------     ------        -------       -------   ------   -----     -----

         Net increase (decrease) in
            net assets                     199,318     41,151        274,125       268,239   66,762   1,043     1,052
                                          --------     ------        -------       -------   ------   -----     -----

Net assets at beginning of period              103        103            101        21,750   10,088     101       100
                                          --------     ------        -------       -------   ------   -----     -----
Net assets at end of period               $199,421     41,254        274,226       289,989   76,850   1,144     1,152
                                          ========     ======        =======       =======   ======   =====     =====

See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2000

                                                  PIMCO             Scudder
                                          --------------------   -------------

                                          StocksPLUS    Total
                                           Growth &    Return
                                            Income      Bond     International      Total
                                          ----------   -------   -------------   -----------
Increase (decrease) in net assets from
   operations:
      Net investment income (expense)       $  6         2,141       (1,097)        (144,651)
      Net realized gain (loss)                 4            85        3,823        9,600,570
      Change in unrealized appreciation
         (depreciation)                      (20)        2,562      (23,597)     (16,299,470)
                                            ----       -------      -------      -----------
         Net increase (decrease) from
            operations                       (10)        4,788      (20,871)      (6,843,551)
                                            ----       -------      -------      -----------

Contract transactions:
   MetLife Investors Insurance Company
      of California payments                  --            --           --            2,100
   MetLife Investors Insurance Company
      of California redemptions               --          (107)         (89)          (1,274)
   Payments received from contract
      owners                                  --        91,575      136,901       17,036,055
   Transfers between sub-accounts
      (including fixed account), net          --        22,172       25,907       22,098,007
   Transfers for contract benefits and
      terminations                            --          (562)      (3,248)      (9,663,583)
                                            ----       -------      -------      -----------
         Net increase (decrease) in
            net assets from contract
            transactions                      --       113,078      159,471       29,471,305
                                            ----       -------      -------      -----------

         Net increase (decrease) in
            net assets                       (10)      117,866      138,600       22,627,754
                                            ----       -------      -------      -----------

Net assets at beginning of period            103        15,095        7,267      184,285,263
                                            ----       -------      -------      -----------
Net assets at end of period                 $ 93       132,961      145,867      206,913,017
                                            ====       =======      =======      ===========

See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2001

(1)  Organization

     MetLife Investors Variable Annuity Account Five (the Separate Account) was formerly known as Cova Variable Annuity Account Five. The Separate Account, a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by MetLife Investors Insurance Company of California (MLIOC) and exists in accordance with the regulations of the Missouri Department of Insurance. The Separate Account is a funding vehicle for variable annuity contracts issued by MLIOC.

     The Separate Account is divided into sub-accounts with the assets of each sub-account invested in corresponding portfolios of the following investment companies which are diversified, open-end, management investment companies registered under the Investment Company Act of 1940 as amended. The sub-accounts available for investment vary between variable annuity contracts offered for sale by MLIOC.

     Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from MLIOC's other assets and liabilities. The portion of the Separate Account's asset applicable to the variable contracts is not chargeable with liabilities arising out of any other business MLIOC may conduct.

Met Investors Series Trust (Met Investors)
    Lord Abbett Growth and Income Portfolio
    Lord Abbett Growth and Income Portfolio  B
    Bond Debenture Portfolio
    Bond Debenture Portfolio  B
    Developing Growth Portfolio
    Developing Growth Portfolio  B
    Lord Abbett Growth Opportunity Portfolio
    Lord Abbett Growth Opportunity Portfolio  B
    Mid-Cap Value Portfolio
    Mid-Cap Value Portfolio  B
    Enhanced Index Portfolio
    Enhanced Index Portfolio B
    International Equity Portfolio
    International Equity Portfolio  B
    Quality Bond Portfolio
    Quality Bond Portfolio  B
    Select Equity Portfolio
    Select Equity Portfolio  B
    Small Cap Stock Portfolio
    Small Cap Stock Portfolio  B
    Met Putnam Research Portfolio B
    Oppenheimer Capital Appreciation Portfolio B
    PIMCO Money Market  Portfolio B
    Janus Aggressive Growth Portfolio B
    PIMCO Total Return Bond Portfolio B
    PIMCO Innovation Portfolio B
    MFS Mid Cap Growth Portfolio B
    MFS Research International Portfolio B
    MIST AIM Small Cap Growth Portfolio B
    MIST AIM Mid Cap Equity Portfolio B
    MIST SSR Concentrated Int'l Portfolio B
Metropolitan Life Series Funds, Inc. (MetLife)
    Stock Index Portfolio B
General American Capital Company (GACC)
    Money Market Fund
Russell Insurance Funds (Russell)
    Multi-Style Equity Fund
    Aggressive Equity Fund
    Non-U.S. Fund
    Core Bond Fund
    Real Estate Securities Fund
AIM Variable Insurance Funds, Inc. (AIM)
    AIM V.I. Value Fund
    AIM V.I. Capital Appreciation Fund
    AIM V.I. International Equity Fund
Alliance Variable Products Series Fund, Inc. (Alliance)
    Premier Growth Portfolio
    Premier Growth Portfolio B
    Alliance Bernstein Real Estate Investment Portfolio
    Alliance Bernstein Real Estate Inv Portfolio B
    Alliance Bernstein Small Cap Portfolio B
    Alliance Bernstein Value Portfolio B
Liberty Variable Investment Trust (Liberty)
    Newport Tiger Fund, Variable Series
Goldman Sachs Variable Insurance Trust (Goldman Sachs)
    Growth and Income Fund
    International Equity Fund
    Global Income Fund
    Internet Tollkeeper Fund
Scudder II Variable Series (Scudder II)
    Dreman High Return Equity Portfolio
    Small Cap Growth Portfolio
    Small Cap Value Portfolio

                                                                     (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2001

(1)  Organization, continued

Scudder II Variable Series (Scudder II) (Cont'd)
    Government Securities Portfolio
MFS Variable Insurance Trust (MFS)
    MFS Bond Series
    MFS Research Series
    MFS Research Series B
    MFS Emerging Growth Series
    MFS Emerging Growth Series B
    MFS High Income Series
    MFS High Income Series B
    MFS Global Governments Series
    MFS Global Governments Series B
    MFS Investors Trust Series
    MFS Investors Trust Series B
    MFS New Discovery Series
    MFS New Discovery Series B
New England Zenith Fund (New England Zenith)
    Davis Venture Value E
    Harris Oakmark Mid Cap Value B
Oppenheimer Variable Account Funds (Oppenheimer)
    Oppenheimer Capital Appreciation Fund
    Oppenheimer Main Street Growth & Income Fund
    Oppenheimer High Income Fund
    Oppenheimer Bond Fund
    Oppenheimer Strategic Bond Fund
Putnam Variable Trust (Putnam)
    Putnam VT Growth & Income Fund
    Putnam VT Growth & Income Fund B
    Putnam VT New Value Fund
    Putnam VT New Value Fund B
    Putnam VT Vista Fund
    Putnam VT Vista Fund B
    Putnam VT International Growth Fund
    Putnam VT International Growth Fund B
    Putnam VT International New Opportunities Fund
    Putnam VT International New Opportunities Fund B
Franklin Templeton Variable Insurance Products Trust (Templeton)
    Templeton Global Income Securities Fund
    Templeton Global Income Securities Fund B
    Franklin Small Cap Fund
    Franklin Small Cap Fund B
    Templeton Growth Securities Fund
    Templeton Growth Securities Fund B
    Templeton International Securities Fund
    Templeton International Securities Fund B
    Templeton Developing Markets Securities Fund
    Templeton Developing Markets Securities Fund B
    Mutual Shares Securities Fund
    Mutual Shares Securities Fund B
    Franklin Large Cap Growth Securities Fund
    Franklin Large Cap Growth Securities Fund B
Variable Insurance Products Fund, Fund II and Fund III (Fidelity)
    VIP Growth Portfolio
    VIP Growth Portfolio B
    VIP II Contrafund Portfolio
    VIP III Growth Opportunities Portfolio
    VIP III Growth & Income Portfolio
    VIP Equity-Income Portfolio
    VIP Equity-Income Portfolio B
    High Income Portfolio B
American Century Variable Portfolios, Inc. (American Century)
    American Century VP Income & Growth Fund
    American Century VP International Fund
    American Century VP Value Fund
Dreyfus Variable Investment Fund (Dreyfus)
    Dreyfus Stock Index Fund
    Dreyfus Stock Index Fund B
    Dreyfus VIF Disciplined Stock Portfolio
    Dreyfus VIF Disciplined Stock Portfolio B
    Dreyfus VIF Capital Appreciation Portfolio
    Dreyfus VIF Capital Appreciation Portfolio B
INVESCO Variable Investment Funds, Inc. (INVESCO)
    VIF Dynamics Fund
    VIF High Yield Fund
PIMCO Variable Insurance Trust (PIMCO)
    High Yield Bond Portfolio
    Low Duration Bond Portfolio
    StocksPLUS Growth & Income Portfolio
    Total Return Bond Portfolio
Scudder I Variable Life Investment Fund (Scudder I)
    International Portfolio
    International Portfolio B

                                                                     (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2001

(1)  Organization, continued

     On February 12, 2001, the Cova Series Trust was reorganized as the Met Investors Series Trust. As a result of this reorganization, the Lord Abbett Large Cap Research Portfolio was merged into the Lord Abbett Growth and Income Portfolio. Additionally, the Lord Abbett Large Cap Research sub-account was merged into the Lord Abbett Growth and Income sub-account. During 2001, Met Investors changed the Large Cap Stock Portfolios name to the Enhanced Index Portfolio. Additionally, during 2001, MFS changed the Growth with Income Series name to the Investors Trust Series. The MFS Emerging Markets sub-account ceased operations on February 12, 2001.

(2)  Significant Accounting Policies

     (a)  Investment Valuation

          Investments made in the portfolios of the investment companies are valued at the reported net asset value of such portfolios, which value their investment securities at fair value. The average cost method is used to compute the realized gains and losses on the sale of portfolio shares owned by the sub-accounts. Income from dividends and gains from realized capital gain distributions are recorded on the ex-distribution date.

     (b)  Reinvestment of Distributions

          With the exception of the GACC Money Market Fund for 2000, dividends and gains from realized gain distributions are reinvested in additional shares of the portfolio.

          For the period ended December 31, 2000, GACC followed the federal income tax practice known as consent dividending, whereby substantially all of its net investment income and realized gains are deemed to be passed through to the GACC Money Market Fund. As a result, the cost basis in the GACC Money Market Fund is increased and a corresponding capital gain is recognized. This adjustment has no impact on the net assets of the GACC Money Market Fund.

     (c)  Federal Income Taxes

          The operations of the Separate Account sub-accounts are included in the federal income tax return of MLIOC which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code
          (IRC). Under current IRC provisions, MLIOC believes it will be treated as the owner of the Separate Account sub-account assets for federal income tax purposes and does not expect to incur federal income taxes on the earnings of the Separate Account sub-accounts to the extent the earnings are credited to the variable annuity contracts. Based on this, no charge has been made to the Separate Account sub-accounts for federal income taxes. A charge may be made in future years for federal income taxes that would be attributable to the variable annuity contracts.

     (d)  Annuity Reserves

          Annuity reserves are computed for contracts in the payout stage according to the 1983a Mortality Table. The assumed investment return is 3%. The mortality risk is borne by MLIOC and may result in additional transfers to the Separate Account. Conversely, if reserves exceed amounts required, transfers may be made from the Separate Account to MLIOC.

     (e)  Estimates

          The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

(3)  Separate Account Expenses

     For variable annuity contracts, MLIOC deducts a daily charge from the net assets of the Separate Account sub-accounts that ranges from an annual rate of 0.85% to an annual rate of 2.25%. This charge varies according to the product specifications.

                                                                     (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2001

(4)  Contract Fees

     For variable annuity contracts with a contingent deferred sales charge, there is no deduction from purchase payments for sales fees at the time a variable annuity contract is purchased. However, if all or a portion of the contract value is withdrawn, MLIOC deducts a surrender charge from the contract value or payment to the contract owner. The withdrawal fee is imposed on withdrawals of contract values attributable to purchase payments within a certain number of years after receipt and is equal to a flat percentage of the purchase payment withdrawn or a declining scale, depending on the product. After the first contract anniversary, provided the contract value exceeds $5,000, the contract owner may make one withdrawal each contract year of up to 10% of the aggregate purchase payments (on deposit for more than one year) without incurring a surrender fee. During the year ended December 31, 2001, MLIOC deducted surrender fees of $173,632 from the Separate Account.

     For variable annuity contracts with a sales charge, MLIOC deducts a sales charge from the gross purchase payment before the payment is allocated to the Separate Account and / or a fixed account. The amount of the sales charge depends on the contract owner's investment at the time of the payment as follows:

     Owner's                  Sales Charge as a % of
     Investment               Gross Purchase Payment
     ----------------------   ----------------------

     less than $50,000                5.75%
     $50,000 - $99,999.99             4.50%
     $100,000 - $249,999.99           3.50%
     $250,000 - $499,999.99           2.50%
     $500,000 - $999,999.99           2.00%
     $1,000,000 or more               1.00%

     MLIOC imposes an annual contract maintenance fee of $30 on variable annuity contracts with contract values less than $50,000 on the anniversary. This fee covers the cost of contract administration for the previous year and is prorated between the Separate Account sub- accounts and the fixed rate account to which the contract value is allocated. Subject to certain restrictions, the contract owner may transfer all or a portion of the accumulated value of the contract among the available sub-accounts and the fixed rate account. After 12 transfers are made in a contract year, MLIOC may deduct a transfer fee of the lesser of $25 per additional transfer or 2% of the amount transferred from the contract value. Transfers made in a dollar cost averaging program are not subject to the transfer fee. During the year ended December 31, 2001, MLIOC deducted contract maintenance and transfer fees of $53,952 from the Separate Account.

     Currently, MLIOC advances any premium taxes due at the time purchase payments are made and deducts premium taxes at the time annuity payments begin. MLIOC reserves the right to deduct premium taxes when incurred.

                                                                     (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2001

(5)  Cost Basis of Investments

     The cost basis of each sub-account's investment follows:

     Met Investors Lord Abbett Growth & Income Portfolio          $48,524,228
     Met Investors Lord Abbett Growth & Income Portfolio B          4,051,620
     Met Investors Bond Debenture Portfolio                        13,086,836
     Met Investors Bond Debenture Portfolio B                       1,037,856
     Met Investors Developing Growth Portfolio                      2,550,044
     Met Investors Developing Growth Portfolio B                      115,352
     Met Investors Lord Abbett Growth Opportunity Portfolio           101,345
     Met Investors Lord Abbett Growth Opportunity Portfolio B         299,510
     Met Investors Mid-Cap Value Portfolio                          3,352,664
     Met Investors Mid-Cap Value Portfolio B                        1,196,063
     Met Investors Enhanced Index Portfolio                        28,032,139
     Met Investors Enhanced Index Portfolio B                         230,023
     Met Investors International Equity Portfolio                  10,986,618
     Met Investors International Equity Portfolio B                    21,787
     Met Investors Quality Bond Portfolio                           7,690,057
     Met Investors Quality Bond Portfolio B                           545,437
     Met Investors Select Equity Portfolio                         18,534,122
     Met Investors Select Equity Portfolio B                          467,801
     Met Investors Small Cap Stock Portfolio                        8,995,900
     Met Investors Small Cap Stock Portfolio B                         92,217
     Met Investors Met Putnam Research Portfolio B                    135,062
     Met Investors Oppenheimer Capital Appreciation Portfolio B       173,208
     Met Investors PIMCO Money Market Portfolio B                   1,132,279
     Met Investors Janus Aggressive Growth Portfolio B                 39,921
     Met Investors PIMCO Total Return Bond Portfolio B                 76,150
     Met Investors PIMCO Innovation Portfolio B                        75,551
     Met Investors MFS Mid Cap Growth Portfolio B                      60,600
     Met Investors MFS Research International Portfolio B              92,826
     Met Investors MIST AIM Small Cap Growth Portfolio B               50,358
     Met Investors MIST AIM Mid Cap Equity Portfolio B                 34,951
     Met Investors MIST SSR Concentrated Int'l Portfolio B             17,421
     MetLife Stock Index Portfolio B                                  117,756
     GACC Money Market Fund                                         3,817,015
     Russell Multistyle Equity Fund                                 5,995,066
     Russell Aggressive Equity Fund                                 1,038,110
     Russell Non-US Fund                                            2,758,017
     Russell Core Bond Fund                                         3,760,525
     Russell Real Estate Securities Fund                              333,988
     AIM V.I. Value Fund                                            7,911,893
     AIM V.I. Capital Appreciation Fund                             5,244,501
     AIM V.I. International Equity Fund                               883,389
     Alliance Premier Growth Portfolio                              4,729,289
     Alliance Premier Growth Portfolio B                            1,329,793
     Alliance Bernstein Real Estate Investment Portfolio              748,970
     Alliance Bernstein Real Estate Inv Portfolio B                   455,104
     Alliance Bernstein Small Cap Portfolio B                     $    21,095
     Alliance Bernstein Value Portfolio B                                 646
     Liberty Newport Tiger Fund                                        91,172
     Goldman Sachs Growth and Income Fund                             355,507
     Goldman Sachs International Equity Fund                          434,345
     Goldman Sachs Global Income Fund                                 127,269
     Goldman Sachs Internet Tollkeeper Fund                           144,022
     Scudder II Dreman High Return Equity Portfolio                       109
     Scudder II Small Cap Growth Portfolio                            310,972
     Scudder II Small Cap Value Portfolio                             299,042
     Scudder II Government Securities Portfolio                       942,160
     MFS Bond Series                                                      113
     MFS Research Series                                            1,382,267
     MFS Research Series B                                             17,687
     MFS Emerging Growth Series                                     1,476,041
     MFS Emerging Growth Series B                                       4,177
     MFS High Income Series                                           389,058
     MFS High Income Series B                                         247,698
     MFS Global Governments Series                                     14,842
     MFS Global Governments Series B                                      415
     MFS Investors Trust Series                                     2,043,421
     MFS Investors Trust Series B                                     759,367
     MFS New Discovery Series                                         355,918
     MFS New Discovery Series B                                       647,408
     New England Zenith Davis Venture Value E                         164,125
     New England Zenith Harris Oakmark Mid Cap Value B                111,458
     Oppenheimer Capital Appreciation Fund                            543,290
     Oppenheimer Main Street Growth & Income Fund                     599,849
     Oppenheimer High Income Fund                                     329,204
     Oppenheimer Bond Fund                                            974,433
     Oppenheimer Strategic Bond Fund                                   91,360
     Putnam VT Growth & Income Fund                                 2,341,983
     Putnam VT Growth & Income Fund B                                  27,072
     Putnam VT New Value Fund                                         117,190
     Putnam VT New Value Fund B                                         5,094
     Putnam VT Vista Fund                                           1,020,501
     Putnam VT Vista Fund B                                             7,671
     Putnam VT International Growth Fund                            2,255,461
     Putnam VT International Growth Fund B                            887,673
     Putnam VT International New Opportunities Fund                   360,492
     Putnam VT International New Opp Fund B                             8,864
     Templeton Global Income Securities Fund                           42,990
     Templeton Global Income Securities Fund B                         19,650
     Franklin Small Cap Fund                                          933,356
     Franklin Small Cap Fund B                                        117,506

                                                                     (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2001

(5)  Cost Basis of Investments (Cont'd):

     Templeton Growth Securities Fund                            $    366,390
     Templeton Growth Securities Fund B                                48,919
     Templeton International Securities Fund                        1,192,323
     Templeton International Securities Fund B                        157,518
     Templeton Developing Markets Securities Fund                     465,796
     Templeton Developing Markets Securities Fund B                   376,706
     Templeton Mutual Shares Securities Fund                          705,919
     Templeton Mutual Shares Securities Fund B                        551,794
     Franklin Large Cap Growth Securities Fund                      1,235,707
     Franklin Large Cap Growth Securities Fund B                       60,128
     Fidelity VIP Growth Portfolio                                    134,879
     Fidelity VIP Growth Portfolio B                                   85,114
     Fidelity VIP II Contrafund Portfolio                              42,335
     Fidelity VIP III Growth Opportunities Portfolio                   22,652
     Fidelity VIP III Growth & Income Portfolio                        69,904
     Fidelity VIP Equity-Income Portfolio                               8,596
     Fidelity Equity-Income Portfolio B                                39,783
     Fidelity High Income Portfolio B                            $        400
     American Century VP Income & Growth Fund                       2,032,877
     American Century VP International Fund                            73,348
     American Century VP Value Fund                                 1,126,460
     Dreyfus Stock Index Fund                                         147,412
     Dreyfus Stock Index Fund B                                         3,065
     Dreyfus VIF Disciplined Stock Portfolio                           69,333
     Dreyfus VIF Disciplined Stock Portfolio B                         44,116
     Dreyfus VIF Capital Appreciation Portfolio                       406,594
     Dreyfus VIF Capital Appreciation Portfolio B                     578,710
     INVESCO VIF Dynamics Fund                                      1,046,824
     INVESCO VIF High Yield Fund                                      263,670
     PIMCO High Yield Bond Portfolio                                   17,042
     PIMCO Low Duration Bond Portfolio                                161,637
     PIMCO StocksPLUS Growth Portfolio                                 35,422
     PIMCO Total Return Bond Portfolio                              1,529,914
     Scudder I International Portfolio                                245,415
         Scudder I International Portfolio B                          277,367
                                                                 ------------
                                                                 $225,571,404
                                                                 ============

                                                                     (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
Year ended December 31, 2001

(6)  Changes in Units Outstanding

                                                                                Met Investors
                                        -------------------------------------------------------------------------------------------
                                        Lord Abbett   Lord Abbett
                                          Growth        Growth                                                          Lord Abbett
                                            and           and         Bond         Bond       Developing   Developing     Growth
                                          Income       Income B     Debenture   Debenture B     Growth      Growth B    Opportunity
                                        -----------   -----------   ---------   -----------   ----------   ----------   -----------
Accumulation Units:
    Unit Balance at December 31, 1999    1,241,056           --      859,300          --       130,053           --            --

       Units Issued                        119,483           --       61,560          --       103,255           --            --
       Units Redeemed                      (83,433)          --      (64,956)         --       (21,850)          --            --
                                         ---------      -------      -------      ------       -------       ------        ------

    Unit Balance at December 31, 2000    1,277,106           --      855,904          --       211,458           --            --

       Units Issued                        252,373      102,138      106,767      78,540        21,267       11,841        12,194
       Units Redeemed                     (185,949)      (1,031)     (81,650)     (4,063)      (14,896)          --          (364)
                                         ---------      -------      -------      ------       -------       ------        ------

    Unit Balance at December 31, 2001    1,343,530      101,107      881,021      74,477       217,829       11,841        11,830
                                         =========      =======      =======      ======       =======       ======        ======

Annuity Units:
    Unit Balance at December 31, 1999        4,367           --          564          --            --           --            --

       Units Issued                          3,167           --           --          --            --           --            --
       Units Redeemed                       (1,871)          --          (31)         --            --           --            --
                                         ---------      -------      -------      ------       -------       ------        ------

    Unit Balance at December 31, 2000        5,663           --          533          --            --           --            --

       Units Issued                          2,733           --        2,301          --           494           --            --
       Units Redeemed                       (2,196)          --       (2,334)         --           (52)          --            --
                                         ---------      -------      -------      ------       -------       ------        ------

    Unit Balance at December 31, 2001        6,200           --          500          --           442           --            --
                                         =========      =======      =======      ======       =======       ======        ======

                                                                     (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
Year ended December 31, 2001

(6)  Changes in Units Outstanding, continued:

                                                                            Met Investors
                                        ------------------------------------------------------------------------------------

                                        Lord Abbett       Large
                                          Growth           Cap     Mid-Cap    Mid-Cap   Enhanced    Enhanced   International
                                        Opportunity B   Research    Value     Value B     Index      Index B      Equity
                                        -------------   --------   --------   -------   ---------   --------   -------------
Accumulation Units:
    Unit Balance at December 31, 1999          --        142,370    132,159       --    1,531,957        --       838,996

       Units Issued                            --         42,106     85,785       --      215,507        --        98,505
       Units Redeemed                          --        (10,082)    (9,780)      --     (116,046)       --       (55,409)
                                           ------       --------    -------   ------    ---------    ------      --------

    Unit Balance at December 31, 2000          --        174,394    208,164       --    1,631,418        --       882,092

       Units Issued                        34,744          6,820     60,856   72,590       17,451    13,343         7,491
       Units Redeemed                          --       (181,214)   (27,750)    (945)    (172,931)       --      (125,253)
                                           ------       --------    -------   ------    ---------    ------      --------

    Unit Balance at December 31, 2001      34,744             --    241,270   71,645    1,475,938    13,343       764,330
                                           ======       ========    =======   ======    =========    ======      ========

Annuity Units:
    Unit Balance at December 31, 1999          --             --         --       --          488        --            --

       Units Issued                            --             --        164       --        5,434        --           449
       Units Redeemed                          --             --        (13)      --       (1,874)       --          (132)
                                           ------       --------    -------   ------    ---------    ------      --------

    Unit Balance at December 31, 2000          --             --        151       --        4,048        --           317

       Units Issued                            --             --         --       --        8,571        --            --
       Units Redeemed                          --             --        (32)      --       (3,594)       --           (67)
                                           ------       --------    -------   ------    ---------    ------      --------

    Unit Balance at December 31, 2001          --             --        119       --        9,025        --           250
                                           ======       ========    =======   ======    =========    ======      ========

                                                                     (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
Year ended December 31, 2001

(6)  Changes in Units Outstanding, continued:

                                                                        Met Investors
                                        -----------------------------------------------------------------------------

                                                                                                     Small     Small
                                        International   Quality    Quality     Select     Select      Cap       Cap
                                          Equity B        Bond      Bond B     Equity    Equity B    Stock    Stock B
                                        -------------   --------   -------   ---------   --------   -------   -------
Accumulation Units:
    Unit Balance at December 31, 1999         --         629,401       --    1,237,436        --    632,695       --

       Units Issued                           --          66,281       --       73,093        --     94,486       --
       Units Redeemed                         --        (120,806)      --      (91,304)       --    (55,966)      --
                                           -----        --------   ------    ---------    ------    -------    -----

    Unit Balance at December 31, 2000         --         574,876       --    1,219,225        --    671,215       --

       Units Issued                        2,001          91,871   42,803        3,837    30,421      3,854    6,700
       Units Redeemed                         --         (62,556)  (1,792)    (145,420)     (174)   (89,324)      --
                                           -----        --------   ------    ---------    ------    -------    -----

    Unit Balance at December 31, 2001      2,001         604,191   41,011    1,077,642    30,247    585,745    6,700
                                           =====        ========   ======    =========    ======    =======    =====

Annuity Units:
    Unit Balance at December 31, 1999         --              --       --          527        --         --       --

       Units Issued                           --           2,893       --        3,992        --         --       --
       Units Redeemed                         --            (286)      --       (1,139)       --         --       --
                                           -----        --------   ------    ---------    ------    -------    -----

    Unit Balance at December 31, 2000         --           2,607       --        3,380        --         --       --

       Units Issued                           --           2,196       --           --        --         --       --
       Units Redeemed                         --          (2,725)      --         (613)       --         --       --
                                           -----        --------   ------    ---------    ------    -------    -----

    Unit Balance at December 31, 2001         --           2,078       --        2,767        --         --       --
                                           =====        ========   ======    =========    ======    =======    =====

                                                                     (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
Year ended December 31, 2001

(6)  Changes in Units Outstanding, continued:

                                                                           Met Investors
                                        ------------------------------------------------------------------------------------
                                           Met     Oppenheimer     PIMCO       Janus        PIMCO                      MFS
                                         Putnam     Capital        Money    Aggressive   Total Return     PIMCO      Mid Cap
                                        Research   Appreciation   Market      Growth         Bond       Innovation    Growth
                                           B           B             B           B            B             B           B
                                        --------   ------------   -------   ----------   ------------   ----------   -------
Accumulation Units:
    Unit Balance at December 31, 1999        --           --           --        --            --             --         --

       Units Issued                          --           --           --        --            --             --         --
       Units Redeemed                        --           --           --        --            --             --         --
                                         ------       ------      -------     -----         -----         ------      -----

    Unit Balance at December 31, 2000        --           --           --        --            --             --         --

       Units Issued                      17,982       21,341      149,783     5,930         7,235         15,104      8,164
       Units Redeemed                      (295)        (390)     (37,968)     (188)           --           (711)      (228)
                                         ------       ------      -------     -----         -----         ------      -----

    Unit Balance at December 31, 2001    17,687       20,951      111,815     5,742         7,235         14,393      7,936
                                         ======       ======      =======     =====         =====         ======      =====

Annuity Units:
    Unit Balance at December 31, 1999        --           --           --        --            --             --         --

       Units Issued                          --           --           --        --            --             --         --
       Units Redeemed                        --           --           --        --            --             --         --
                                         ------       ------      -------     -----         -----         ------      -----

    Unit Balance at December 31, 2000        --           --           --        --            --             --         --

       Units Issued                          --           --           --        --            --             --         --
       Units Redeemed                        --           --           --        --            --             --         --
                                         ------       ------      -------     -----         -----         ------      -----

    Unit Balance at December 31, 2001        --           --           --        --            --             --         --
                                         ======       ======      =======     =====         =====         ======      =====

                                                                     (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
Year ended December 31, 2001

(6)  Changes in Units Outstanding, continued:

                                                           Met Investors                          MetLife       GACC     Russell
                                       ------------------------------------------------------   -----------   --------   -------
                                            MFS        MIST AIM    MIST AIM      MIST SSR
                                         Research      Small Cap    Mid Cap    Concentrated        Stock                 Multi-
                                       International    Growth      Equity    Int'l Portfolio      Index       Money      Style
                                             B             B           B             B          Portfolio B    Market    Equity
                                       -------------   ---------   --------   ---------------   -----------   --------   -------
Accumulation Units:
   Unit Balance at December 31, 1999          --            --          --            --              --       157,984   213,789

      Units Issued                            --            --          --            --              --       116,039   162,420
      Units Redeemed                          --            --          --            --              --      (101,223)  (17,973)
                                          ------         -----       -----         -----          ------      --------   -------

   Unit Balance at December 31, 2000          --            --          --            --              --       172,800   358,236

      Units Issued                        11,352         4,324       3,175         1,652          10,751       206,172   112,117
      Units Redeemed                         (36)           --          --            --              --       (66,532)  (28,298)
                                          ------         -----       -----         -----          ------      --------   -------

   Unit Balance at December 31, 2001      11,316         4,324       3,175         1,652          10,751       312,440   442,055
                                          ======         =====       =====         =====          ======      ========   =======

Annuity Units:
   Unit Balance at December 31, 1999          --            --          --            --              --            --        --

      Units Issued                            --            --          --            --              --            --     8,859
      Units Redeemed                          --            --          --            --              --            --      (858)
                                          ------         -----       -----         -----          ------      --------   -------

   Unit Balance at December 31, 2000          --            --          --            --              --            --     8,001

      Units Issued                            --            --          --            --              --            --       623
      Units Redeemed                          --            --          --            --              --            --    (1,670)
                                          ------         -----       -----         -----          ------      --------   -------

   Unit Balance at December 31, 2001          --            --          --            --              --            --     6,954
                                          ======         =====       =====         =====          ======      ========   =======

                                                                     (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
Year ended December 31, 2001

(6)  Changes in Units Outstanding, continued:

                                                         Russell                                      AIM
                                       -------------------------------------------   --------------------------------------
                                                                           Real                    V.I.            V.I.
                                       Aggressive              Core       Estate       V.I.      Capital      International
                                         Equity      Non-US    Bond     Securities    Value    Appreciation      Equity
                                       ----------   -------   -------   ----------   -------   ------------   -------------
Accumulation Units:
   Unit Balance at December 31, 1999     44,230      98,852   220,655      5,917     158,759      63,264          19,322

      Units Issued                       42,322      72,729    95,567     16,876     311,902     216,173          39,717
      Units Redeemed                     (3,365)     (9,466)  (64,224)    (1,874)    (51,150)    (44,168)         (6,011)
                                         ------     -------   -------     ------     -------     -------          ------

   Unit Balance at December 31, 2000     83,187     162,115   251,998     20,919     419,511     235,269          53,028

      Units Issued                       16,870      67,609    81,682      9,251     162,797     138,672          25,265
      Units Redeemed                     (3,760)    (11,890)  (25,039)    (2,119)    (40,646)    (24,919)         (9,846)
                                         ------     -------   -------     ------     -------     -------          ------

   Unit Balance at December 31, 2001     96,297     217,834   308,641     28,051     541,662     349,022          68,447
                                         ======     =======   =======     ======     =======     =======          ======

Annuity Units:
   Unit Balance at December 31, 1999

      Units Issued                        1,677       5,149     8,244      1,363         168          --              --
      Units Redeemed                       (174)       (572)     (438)       (65)        (58)         --              --
                                         ------     -------   -------     ------     -------     -------          ------

   Unit Balance at December 31, 2000      1,503       4,577     7,806      1,298         110          --              --

      Units Issued                           95         314       898        107          --         404              --
      Units Redeemed                       (311)       (899)   (1,598)      (308)        (24)         --              --
                                         ------     -------   -------     ------     -------     -------          ------

   Unit Balance at December 31, 2001      1,287       3,992     7,106      1,097          86         404              --
                                         ======     =======   =======     ======     =======     =======          ======

                                                                     (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
Year ended December 31, 2001

(6)  Changes in Units Outstanding, continued:

                                                                      Alliance                                  Liberty
                                       ----------------------------------------------------------------------   --------
                                                             Bernstein     Bernstein    Bernstein               Newport
                                                               Real          Real         Small     Bernstein    Tiger
                                       Premier    Premier     Estate        Estate         Cap        Value      Fund,
                                       Growth    Growth B   Investment   Investment B       B           B       Variable
                                       -------   --------   ----------   ------------   ---------   ---------   --------
Accumulation Units:
   Unit Balance at December 31, 1999   130,836         --     29,380            --           --         --        2,639

      Units Issued                     120,114         --     26,905            --           --         --        5,187
      Units Redeemed                    (7,711)        --       (523)           --           --         --         (655)
                                       -------    -------     ------        ------        -----        ---        -----

   Unit Balance at December 31, 2000   243,239         --     55,762            --           --         --        7,171

      Units Issued                      55,136    107,432     28,182        46,011        2,010         66          840
      Units Redeemed                   (14,438)      (852)    (2,729)           --           --         --         (686)
                                       -------    -------     ------        ------        -----        ---        -----

   Unit Balance at December 31, 2001   283,937    106,580     81,215        46,011        2,010         66        7,325
                                       =======    =======     ======        ======        =====        ===        =====

Annuity Units:
   Unit Balance at December 31, 1999        --         --         --            --           --         --           --

      Units Issued                          --         --         --            --           --         --           --
      Units Redeemed                        --         --         --            --           --         --           --
                                       -------    -------     ------        ------        -----        ---        -----

   Unit Balance at December 31, 2000        --         --         --            --           --         --           --

      Units Issued                          --         --         --            --           --         --           --
      Units Redeemed                        --         --         --            --           --         --           --
                                       -------    -------     ------        ------        -----        ---        -----

   Unit Balance at December 31, 2001        --         --         --            --           --         --           --
                                       =======    =======     ======        ======        =====        ===        =====

                                                                     (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
Year ended December 31, 2001

(6)  Changes in Units Outstanding, continued:

                                                       Goldman Sachs                          Scudder II
                                       ---------------------------------------------   -------------------------
                                                                                       Dreman
                                       Growth                                           High     Small    Small
                                        and      International   Global    Internet    Return     Cap      Cap
                                       Income       Equity       Income   Tollkeeper   Equity   Growth    Value
                                       -------   -------------   ------   ----------   ------   ------   -------
Accumulation Units:
   Unit Balance at December 31, 1999    27,398       27,069       3,165         --       10      8,195    27,733

      Units Issued                      14,700        3,522       1,648     12,929       --      9,844     8,365
      Units Redeemed                    (3,626)      (2,087)        (10)      (395)      --     (1,108)   (1,082)
                                        ------       ------      ------     ------      ---     ------    ------

   Unit Balance at December 31, 2000    38,472       28,504       4,803     12,534       10     16,931    35,016

      Units Issued                       2,946        5,658       6,569     16,315       --      4,579     3,573
      Units Redeemed                    (5,997)        (542)       (840)    (6,980)      --       (734)   (4,940)
                                        ------       ------      ------     ------      ---     ------    ------

   Unit Balance at December 31, 2001    35,421       33,620      10,532     21,869       10     20,776    33,649
                                        ======       ======      ======     ======      ===     ======    ======

Annuity Units:
   Unit Balance at December 31, 1999        --           --          --         --       --         --        --

      Units Issued                          --           --          --         --       --         --        --
      Units Redeemed                        --           --          --         --       --         --        --
                                        ------       ------      ------     ------      ---     ------    ------

   Unit Balance at December 31, 2000        --           --          --         --       --         --        --

      Units Issued                          --           --          --         --       --         --        --
      Units Redeemed                        --           --          --         --       --         --        --
                                        ------       ------      ------     ------      ---     ------    ------

   Unit Balance at December 31, 2001        --           --          --         --       --         --        --
                                        ======       ======      ======     ======      ===     ======    ======

                                                                     (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
Year ended December 31, 2001

(6)  Changes in Units Outstanding, continued:

                                       Scudder II                             MFS
                                       ----------   -------------------------------------------------------------

                                                                                                         Emerging
                                       Government                                  Emerging   Emerging   Markets
                                       Securities   Bond   Research   Research B    Growth    Growth B    Equity
                                       ----------   ----   --------   ----------   --------   --------   --------
Accumulation Units:
   Unit Balance at December 31, 1999     20,807      10     62,149          --      62,562        --       3,897

      Units Issued                        4,902      --     32,172          --      35,312        --         101
      Units Redeemed                     (2,242)     --     (2,691)         --      (4,030)       --        (424)
                                         ------     ---    -------       -----     -------       ---      ------

   Unit Balance at December 31, 2000     23,467      10     91,630          --      93,844        --       3,574

      Units Issued                       60,590      --     16,068       1,559      12,622       356          --
      Units Redeemed                     (4,978)     --    (13,962)         --     (17,919)       --      (3,574)
                                         ------     ---    -------       -----     -------       ---      ------

   Unit Balance at December 31, 2001     79,079      10     93,736       1,559      88,547       356          --
                                         ======     ===    =======       =====     =======       ===      ======

Annuity Units:
   Unit Balance at December 31, 1999         --      --         --          --          --        --          --

      Units Issued                           --      --         --          --          --        --          --
      Units Redeemed                         --      --         --          --          --        --          --
                                         ------     ---    -------       -----     -------       ---      ------

   Unit Balance at December 31, 2000         --      --         --          --          --        --          --

      Units Issued                           --      --         --          --          --        --          --
      Units Redeemed                         --      --         --          --          --        --          --
                                         ------     ---    -------       -----     -------       ---      ------

   Unit Balance at December 31, 2001         --      --         --          --          --        --          --
                                         ======     ===    =======       =====     =======       ===      ======

                                                                     (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
Year ended December 31, 2001

(6)  Changes in Units Outstanding, continued:

                                                                              MFS
                                       -----------------------------------------------------------------------------------

                                                                                         Investors   Investors
                                        High      High       Global         Global          Trust       Trust       New
                                       Income   Income B   Governments   Governments B     Series     Series B   Discovery
                                       ------   --------   -----------   -------------   ---------   ---------   ---------
Accumulation Units:
   Unit Balance at December 31, 1999   21,540        --       1,050            --         112,973          --         --

      Units Issued                      7,904        --         509            --          42,973          --        885
      Units Redeemed                     (333)       --        (163)           --          (6,335)         --         --
                                       ------    ------       -----           ---         -------      ------     ------

   Unit Balance at December 31, 2000   29,111        --       1,396            --         149,611          --        885

      Units Issued                     13,926    26,118         881            36          34,468      74,472     45,265
      Units Redeemed                   (7,163)      (32)       (899)           --         (11,341)       (617)      (654)
                                       ------    ------       -----           ---         -------      ------     ------

   Unit Balance at December 31, 2001   35,874    26,086       1,378            36         172,738      73,855     45,496
                                       ======    ======       =====           ===         =======      ======     ======

Annuity Units:
   Unit Balance at December 31, 1999       --        --          --            --              --          --         --

      Units Issued                         --        --          --            --              --          --         --
      Units Redeemed                       --        --          --            --              --          --         --
                                       ------    ------       -----           ---         -------      ------     ------

   Unit Balance at December 31, 2000       --        --          --            --              --          --         --

      Units Issued                         --        --          --            --              --          --         --
      Units Redeemed                       --        --          --            --              --          --         --
                                       ------    ------       -----           ---         -------      ------     ------

   Unit Balance at December 31, 2001       --        --          --            --              --          --         --
                                       ======    ======       =====           ===         =======      ======     ======


                                                                     (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
Year ended December 31, 2001

(6)  Changes in Units Outstanding, continued:

                                           MFS       New England Zenith                     Oppenheimer
                                        ----------   ------------------   -----------------------------------------------
                                                                Harris                   Main Street
                                                       Davis    Oakmark                    Growth
                                           New        Venture   MidCap       Capital         and         High
                                       Discovery B    Value E   Value B   Appreciation      Income      Income     Bond
                                       -----------    -------   -------   ------------   -----------   -------   -------
Accumulation Units:
   Unit Balance at December 31, 1999          --          --        --       15,979         34,600      25,621    71,773

      Units Issued                            --          --        --       15,202         21,546       8,040    17,094
      Units Redeemed                          --          --        --         (452)        (1,630)       (928)   (7,261)
                                          ------      ------     -----       ------         ------      ------   -------

   Unit Balance at December 31, 2000          --          --        --       30,729         54,516      32,733    81,606

      Units Issued                        86,542      16,899     9,916        1,440          3,055       2,670    16,054
      Units Redeemed                          --          --        --         (924)        (5,902)     (7,257)  (13,559)
                                          ------      ------     -----       ------         ------      ------   -------

   Unit Balance at December 31, 2001      86,542      16,899     9,916       31,245         51,669      28,146    84,101
                                          ======      ======     =====       ======         ======      ======   =======

Annuity Units:
   Unit Balance at December 31, 1999          --          --        --           --             --          --        --

      Units Issued                            --          --        --           --             --          --        --
      Units Redeemed                          --          --        --           --             --          --        --
                                          ------      ------     -----       -------        ------      ------   -------

   Unit Balance at December 31, 2000          --          --        --           --             --          --        --

      Units Issued                            --          --        --           --             --          --        --
      Units Redeemed                          --          --        --           --             --          --        --
                                          ------      ------     -----       ------         ------      ------   -------

   Unit Balance at December 31, 2001          --          --        --           --             --          --        --
                                          ======      ======     =====       ======         ======      ======   =======

                                                                     (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
Year ended December 31, 2001

(6)  Changes in Units Outstanding, continued:

                                       Oppenheimer                           Putnam
                                       -----------   -----------------------------------------------------------
                                                        VT         VT
                                                      Growth     Growth      VT       VT
                                        Strategic      and        and       New       New       VT         VT
                                          Bond        Income    Income B   Value    Value B    Vista    Vista B
                                       -----------   --------   --------   ------   -------   -------   --------
Accumulation Units:
   Unit Balance at December 31, 1999      7,503      131,527         --    2,342       --     17,707        --

      Units Issued                        4,063       45,661         --    3,587       --     29,133        --
      Units Redeemed                       (363)      (8,051)        --       (9)      --       (195)       --
                                         ------      -------      -----    -----      ---     ------       ---

   Unit Balance at December 31, 2000     11,203      169,137         --    5,920       --     46,645        --

      Units Issued                        2,147       30,069      2,494    4,150      386     17,837       660
      Units Redeemed                     (5,208)     (11,492)        --     (416)      --     (3,223)       --
                                         ------      -------      -----    -----      ---     ------       ---

   Unit Balance at December 31, 2001      8,142      187,714      2,494    9,654      386     61,259       660
                                         ======      =======      =====    =====      ===     ======       ===

Annuity Units:
   Unit Balance at December 31, 1999         --           --         --       --       --         --        --

      Units Issued                           --           --         --       --       --         --        --
      Units Redeemed                         --           --         --       --       --         --        --
                                         ------      -------      -----    -----      ---     ------       ---

   Unit Balance at December 31, 2000         --           --         --       --       --         --        --

      Units Issued                           --           --         --       --       --         --        --
      Units Redeemed                         --           --         --       --       --         --        --
                                         ------      -------      -----    -----      ---     ------       ---

   Unit Balance at December 31, 2001         --           --         --       --       --         --        --
                                         ======      =======      =====    =====      ===     ======       ===

                                                                     (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
Year ended December 31, 2001

(6)  Changes in Units Outstanding, continued:

                                                                  Putnam
                                       -------------------------------------------------------------
                                                                            VT              VT
                                            VT              VT         International   International
                                       International   International        New             New
                                          Growth          Growth B     Opportunities       Opp B
                                       -------------   -------------   -------------   -------------
Accumulation Units:
   Unit Balance at December 31, 1999       81,982              --           8,721            --

      Units Issued                         45,552              --          14,764            --
      Units Redeemed                       (4,163)             --            (982)           --
                                          -------          ------          ------           ---

   Unit Balance at December 31, 2000      123,371              --          22,503            --

      Units Issued                         24,909          69,030           3,708           871
      Units Redeemed                      (10,569)            (64)         (3,305)           --
                                          -------          ------          ------           ---

   Unit Balance at December 31, 2001      137,711          68,966          22,906           871
                                          =======          ======          ======           ===

Annuity Units:
   Unit Balance at December 31, 1999           --              --              --            --

      Units Issued                             --              --              --            --
      Units Redeemed                           --              --              --            --
                                          -------          ------          ------           ---

   Unit Balance at December 31, 2000           --              --              --            --

      Units Issued                             --              --              --            --
      Units Redeemed                           --              --              --            --
                                          -------          ------          ------           ---

   Unit Balance at December 31, 2001           --              --              --            --
                                          =======          ======          ======           ===

                                                      Templeton
                                       ------------------------------------

                                         Global        Global      Franklin
                                         Income        Income       Small
                                       Securities   Securities B     Cap
                                       ----------   ------------   --------
Accumulation Units:
   Unit Balance at December 31, 1999        795            --         7,226

      Units Issued                        2,213            --        62,331
      Units Redeemed                         --            --       (11,771)
                                         ------         -----       -------

   Unit Balance at December 31, 2000      3,008            --        57,786

      Units Issued                        3,088         1,968        13,846
      Units Redeemed                     (1,798)           --       (14,830)
                                         ------         -----       -------

   Unit Balance at December 31, 2001      4,298         1,968        56,802
                                         ======         =====       =======

Annuity Units:
   Unit Balance at December 31, 1999         --            --            --

      Units Issued                           --            --            --
      Units Redeemed                         --            --            --
                                         ------         -----       -------

   Unit Balance at December 31, 2000         --            --            --

      Units Issued                           --            --            --
      Units Redeemed                         --            --            --
                                         ------         -----       -------

   Unit Balance at December 31, 2001         --            --            --
                                         ======         =====       =======

                                                                     (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
Year ended December 31, 2001

(6)  Changes in Units Outstanding, continued:

                                                           Templeton
                                       ----------------------------------------------------

                                       Franklin
                                         Small      Growth        Growth      International
                                         Cap B    Securities   Securities B     Securities
                                       --------   ----------   ------------   -------------
Accumulation Units:
   Unit Balance at December 31, 1999         --       8,686            --         50,837

      Units Issued                           --      15,709            --         38,624
      Units Redeemed                         --        (696)           --         (5,661)
                                         ------       -----         -----         ------

   Unit Balance at December 31, 2000         --      23,699            --         83,800

      Units Issued                       10,247       4,343         3,867         17,760
      Units Redeemed                         --      (4,812)           --         (8,213)
                                         ------       -----         -----         ------

   Unit Balance at December 31, 2001     10,247      23,230         3,867         93,347
                                         ======      ======         =====         ======

Annuity Units:
   Unit Balance at December 31, 1999         --          --            --             --

      Units Issued                           --          --            --             --
      Units Redeemed                         --          --            --             --
                                         ------       -----         -----         ------

   Unit Balance at December 31, 2000         --          --            --             --

      Units Issued                           --          --            --             --
      Units Redeemed                         --          --            --             --
                                         ------       -----         -----         ------

   Unit Balance at December 31, 2001         --          --            --             --
                                         ======      ======         =====         ======

                                                        Templeton
                                       -----------------------------------------

                                                       Developing    Developing
                                       International     Markets      Markets
                                        Securities B   Securities   Securities B
                                       -------------   ----------   ------------
Accumulation Units:
   Unit Balance at December 31, 1999           --         13,256            --

      Units Issued                             --         32,406            --
      Units Redeemed                           --         (2,436)           --
                                           ------         ------        ------

   Unit Balance at December 31, 2000           --         43,226            --

      Units Issued                         17,037         17,387        55,946
      Units Redeemed                          (65)        (4,876)           --
                                           ------         ------        ------

   Unit Balance at December 31, 2001       16,972         55,737        55,946
                                           ======         ======        ======

Annuity Units:
   Unit Balance at December 31, 1999           --             --            --

      Units Issued                             --             --            --
      Units Redeemed                           --             --            --
                                           ------         ------        ------

   Unit Balance at December 31, 2000           --             --            --

      Units Issued                             --             --            --
      Units Redeemed                           --             --            --
                                           ------         ------        ------

   Unit Balance at December 31, 2001           --             --            --
                                           ======         ======        ======

                                                                     (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
Year ended December 31, 2001

(6)  Changes in Units Outstanding, continued:

                                                             Templeton                                   Fidelity
                                       -----------------------------------------------------   ------------------------------
                                                                    Franklin      Franklin
                                         Mutual        Mutual       Large Cap    Large Cap
                                         Shares        Shares        Growth        Growth        VIP      VIP       VIP II
                                       Securities   Securities B   Securities   Securities B   Growth   Growth B   Contrafund
                                       ----------   ------------   ----------   ------------   ------   --------   ----------
Accumulation Units:
   Unit Balance at December 31, 1999      9,448            --        10,673            --       4,777        --         623

      Units Issued                       26,617            --        68,733            --       3,233        --         945
      Units Redeemed                     (2,287)           --       (17,964)           --        (295)       --        (255)
                                         ------        ------       -------         -----       -----     -----       -----

   Unit Balance at December 31, 2000     33,778            --        61,442            --       7,715        --       1,313

      Units Issued                       26,081        45,708        29,479         4,517         891     6,938       1,908
      Units Redeemed                     (1,440)           --       (19,295)           --        (844)       --        (218)
                                         ------        ------       -------         -----       -----     -----       -----

   Unit Balance at December 31, 2001     58,419        45,708        71,626         4,517       7,762     6,938       3,003
                                         ======        ======       =======         =====       =====     =====       =====

Annuity Units:
   Unit Balance at December 31, 1999         --            --            --            --          --        --          --

      Units Issued                           --            --            --            --          --        --          --
      Units Redeemed                         --            --            --            --          --        --          --
                                         ------        ------       -------         -----       -----     -----       -----

   Unit Balance at December 31, 2000         --            --            --            --          --        --          --

      Units Issued                           --            --           562            --          --        --          --
      Units Redeemed                         --            --           (99)           --          --        --          --
                                         ------        ------       -------         -----       -----     -----       -----

   Unit Balance at December 31, 2001         --            --           463            --          --        --          --
                                         ======        ======       =======         =====       =====     =====       =====

                                                                     (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
Year ended December 31, 2001

(6)  Changes in Units Outstanding, continued:

                                                               Fidelity                               American Century
                                       --------------------------------------------------------   -----------------------
                                                                                                     VP
                                          VIP III       VIP III    VIP        VIP                 Income
                                          Growth       Growth &   Equity-    Equity-     High        &           VP
                                       Opportunities    Income    Income    Income B   Income B    Growth   International
                                       -------------   --------   -------   --------   --------   -------   -------------
Accumulation Units:
   Unit Balance at December 31, 1999         521         6,964      3,423        --       --        1,017           10

      Units Issued                         1,567         1,305        430        --       --       43,341        7,501
      Units Redeemed                        (139)         (771)      (246)       --       --       (1,559)        (255)
                                           -----        ------     ------     -----      ---      -------       ------

   Unit Balance at December 31, 2000       1,949         7,498      3,607        --       --       42,799        7,256

      Units Issued                            40           417         12     3,642       40      204,816        1,476
      Units Redeemed                         (85)       (2,670)    (2,944)       --       --       (4,990)      (2,170)
                                           -----        ------     ------     -----      ---      -------       ------

   Unit Balance at December 31, 2001       1,904         5,245        675     3,642       40      242,625        6,562
                                           =====        ======     ======     =====      ===      =======       ======

Annuity Units:
   Unit Balance at December 31, 1999          --            --         --        --       --           --           --

      Units Issued                            --            --         --        --       --           --           --
      Units Redeemed                          --            --         --        --       --           --           --
                                           -----        ------     ------     -----      ---      -------       ------

   Unit Balance at December 31, 2000          --            --         --        --       --           --           --

      Units Issued                            --            --         --        --       --           --           --
      Units Redeemed                          --            --         --        --       --           --           --
                                           -----        ------     ------     -----      ---      -------       ------

   Unit Balance at December 31, 2001          --            --         --        --       --           --           --
                                           =====        ======     ======     =====      ===      =======       ======

                                                                     (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
Year ended December 31, 2001

(6)  Changes in Units Outstanding, continued:

                                         American Century                                  Dreyfus
                                         ----------------   -------------------------------------------------------------------

                                                                          VIF           VIF           VIF             VIF
                                           VP      Stock     Stock    Disciplined   Disciplined     Capital         Capital
                                          Value    Index    Index B      Stock        Stock B     Appreciation   Appreciation B
                                         ------   -------   -------   -----------   -----------   ------------   --------------
Accumulation Units:
   Unit Balance at December 31, 1999        546        10      --           10            --             10              --

      Units Issued                       20,478    21,537      --        4,548            --         28,258              --
      Units Redeemed                       (566)       --      --          (98)           --           (662)             --
                                         ------   -------     ---        -----         -----         ------          ------

   Unit Balance at December 31, 2000     20,458    21,547      --        4,460            --         27,606              --

      Units Issued                       80,355     7,204     358        3,616         5,505         15,935          66,744
      Units Redeemed                     (1,127)  (12,962)     --         (520)           --         (1,865)           (642)
                                         ------   -------     ---        -----         -----         ------          ------

   Unit Balance at December 31, 2001     99,686    15,789     358        7,556         5,505         41,676          66,102
                                         ======   =======     ===        =====         =====         ======          ======

Annuity Units:
   Unit Balance at December 31, 1999         --        --      --           --            --             --              --

      Units Issued                           --        --      --           --            --             --              --
      Units Redeemed                         --        --      --           --            --             --              --
                                         ------   -------     ---        -----         -----         ------          ------

   Unit Balance at December 31, 2000         --        --      --           --            --             --              --

      Units Issued                           --        --      --           --            --             --              --
      Units Redeemed                         --        --      --           --            --             --              --
                                         ------   -------     ---        -----         -----         ------          ------

   Unit Balance at December 31, 2001         --        --      --           --            --             --              --
                                         ======   =======     ===        =====         =====         ======          ======

                                                                     (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
Year ended December 31, 2001

(6)  Changes in Units Outstanding, continued:

                                               Invesco                      PIMCO                        Scudder I
                                         -----------------   ---------------------------------------   -------------

                                                      VIF     High     Low      StocksPLUS    Total
                                            VIF      High    Yield   Duration    Growth &     Return
                                         Dynamics    Yield    Bond     Bond       Income      Bond     International
                                         --------   ------   -----   --------   ----------   -------   -------------
Accumulation Units:
   Unit Balance at December 31, 1999        1,951      996      10        10          10       1,525          624

      Units Issued                         26,073    9,093     106        98          --      12,787       16,004
      Units Redeemed                         (680)  (1,371)     --        --          --      (1,948)        (390)
                                          -------   ------   -----    ------       -----     -------       ------

   Unit Balance at December 31, 2000       27,344    8,718     116       108          10      12,364       16,238

      Units Issued                        104,498   21,262   1,550    14,113       4,285     121,076       10,801
      Units Redeemed                       (1,898)  (1,610)     --        --          --        (910)      (2,159)
                                          -------   ------   -----    ------       -----     -------       ------

   Unit Balance at December 31, 2001      129,944   28,370   1,666    14,221       4,295     132,530       24,880
                                          =======   ======   =====    ======       =====     =======       ======

Annuity Units:
   Unit Balance at December 31, 1999           --       --      --        --          --          --           --

      Units Issued                             --       --      --        --          --          --           --
      Units Redeemed                           --       --      --        --          --          --           --
                                          -------   ------   -----    ------       -----     -------       ------

   Unit Balance at December 31, 2000           --       --      --        --          --          --           --

      Units Issued                             --       --      --        --          --          --           --
      Units Redeemed                           --       --      --        --          --          --           --
                                          -------   ------   -----    ------       -----     -------       ------

   Unit Balance at December 31, 2001           --       --      --        --          --          --           --
                                          =======   ======   =====    ======       =====     =======       ======

                                                                     (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
Year ended December 31, 2001

(6)  Changes in Units Outstanding, continued:

                                         Scudder I
                                       -------------


                                       International
                                             B
                                       -------------


Accumulation Units:
   Unit Balance at December 31, 1999          --

      Units Issued                            --
      Units Redeemed                          --
                                          ------

   Unit Balance at December 31, 2000          --

      Units Issued                        43,958
      Units Redeemed                        (400)
                                          ------

   Unit Balance at December 31, 2001      43,558
                                          ======

Annuity Units:
   Unit Balance at December 31, 1999          --

      Units Issued                            --
      Units Redeemed                          --
                                          ------

   Unit Balance at December 31, 2000          --

      Units Issued                            --
      Units Redeemed                          --
                                          ------

   Unit Balance at December 31, 2001          --
                                          ======

                                                                     (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2001

(7)  Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)

     The realized gain (loss) on the sale of fund shares and the change in unrealized appreciation for each sub-account during the years ended December 31, 2001 and December 31, 2000 follows:

                                                                                      Realized Gain (Loss)
                                                                       --------------------------------------------------
                                                                            Aggregate        Aggregate Cost
                                                             Year or   Proceeds from Sales   of Fund Shares    Realized
                                                             Period      of Fund Shares         Redeemed      Gain (Loss)
                                                             -------   -------------------   --------------   -----------
Met Investors Lord Abbett Growth and Income Portfolio         2001         $5,020,278          $4,558,079      $ 462,199
                                                              2000          3,103,117           2,821,049        282,068

Met Investors Lord Abbett Growth and Income Portfolio B       2001             70,043              72,806         (2,763)
                                                              2000                 --                  --             --

Met Investors Bond Debenture Portfolio                        2001          1,231,528           1,305,058        (73,530)
                                                              2000          1,350,929           1,339,728         11,201

Met Investors Bond Debenture Portfolio B                      2001             73,858              76,884         (3,026)
                                                              2000                 --                  --             --

Met Investors Developing Growth Portfolio                     2001            233,323             270,112        (36,789)
                                                              2000             86,507              80,045          6,462

Met Investors Developing Growth Portfolio B                   2001              4,890               5,050           (160)
                                                              2000                 --                  --             --

Met Investors Lord Abbett Growth Opportunity Portfolio        2001              5,258               6,826         (1,568)
                                                              2000                 --                  --             --

Met Investors Lord Abbett Growth Opportunity Portfolio B      2001             23,958              25,320         (1,362)
                                                              2000                 --                  --             --

Met Investors Large Cap Research Portfolio                    2001          2,968,330           2,605,051        363,279
                                                              2000            125,427             112,020         13,407

Met Investors Mid-Cap Value Portfolio                         2001            629,744             537,147         92,597
                                                              2000            163,204             146,823         16,381

Met Investors Mid-Cap Value Portfolio B                       2001             65,611              68,629         (3,018)
                                                              2000                 --                  --             --

Met Investors Enhanced Index Portfolio                        2001          3,605,827           3,883,961       (278,134)
                                                              2000          1,723,008           1,457,126        265,882

Met Investors Enhanced Index Portfolio B                      2001             16,511              17,611         (1,100)
                                                              2000                 --                  --             --

Met Investors International Equity Portfolio                  2001          1,700,480           2,140,718       (440,238)
                                                              2000            760,264             642,571        117,693

Met Investors International Equity Portfolio B                2001              2,713               2,858           (145)
                                                              2000                 --                  --             --

                                                                     (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2001

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                                                      Realized Gain (Loss)
                                                                       --------------------------------------------------
                                                                            Aggregate        Aggregate Cost
                                                             Year or   Proceeds from Sales   of Fund Shares    Realized
                                                             Period      of Fund Shares         Redeemed      Gain (Loss)
                                                             -------   -------------------   --------------   -----------
Met Investors Quality Bond Portfolio                          2001          $1,111,304         $1,048,645      $  62,659
                                                              2000           1,790,286          1,776,824         13,462

Met Investors Quality Bond Portfolio B                        2001              56,075             56,091            (16)
                                                              2000                  --                 --             --

Met Investors Select Equity Portfolio                         2001           2,995,527          3,238,281       (242,754)
                                                              2000           2,141,432          1,964,035        177,397

Met Investors Select Equity Portfolio B                       2001              16,891             18,386         (1,495)
                                                              2000                  --                 --             --

Met Investors Small Cap Stock Portfolio                       2001           1,441,081          1,513,233        (72,152)
                                                              2000             741,800            563,932        177,868

Met Investors Small Cap Stock Portfolio B                     2001                 614                665            (51)
                                                              2000                  --                 --             --

Met Investors Met Putnam Research Portfolio B                 2001              12,813             12,329            484
                                                              2000                  --                 --             --

Met Investors Oppenheimer Capital Appreciation Portfolio B    2001               4,315              4,171            144
                                                              2000                  --                 --             --

Met Investors PIMCO Money Market Portfolio B                  2001             902,051            902,035             16
                                                              2000                  --                 --             --

Met Investors Janus Aggressive Growth Portfolio B             2001                 146                144              2
                                                              2000                  --                 --             --

Met Investors PIMCO Total Return Bond Portfolio B             2001                   2                  2             --
                                                              2000                  --                 --             --

Met Investors PIMCO Innovation Portfolio B                    2001               6,604              5,411          1,193
                                                              2000                  --                 --             --

Met Investors MFS Mid Cap Growth Portfolio B                  2001               7,980              7,655            325
                                                              2000                  --                 --             --

Met Investors MFS Research International Portfolio B          2001              10,179             10,122             57
                                                              2000                  --                 --             --

Met Investors MIST AIM Small Cap Growth Portfolio B           2001               6,266              6,019            247
                                                              2000                  --                 --             --

Met Investors MIST AIM Mid Cap Equity Portfolio B             2001                  --                 --             --
                                                              2000                  --                 --             --

                                                                     (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2001

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                                                      Realized Gain (Loss)
                                                                       --------------------------------------------------
                                                                            Aggregate        Aggregate Cost
                                                             Year or   Proceeds from Sales   of Fund Shares    Realized
                                                             Period     of Fund Shares         Redeemed       Gain (Loss)
                                                             -------   -------------------   --------------   -----------
Met Investors MIST SSR Concentrated Int'1 Portfolio B         2001          $    9,420         $    8,981      $      439
                                                              2000                  --                 --             --

MetLife Stock Index Portfolio B                               2001                  --                 --             --
                                                              2000                  --                 --             --

GACC Money Market Fund                                        2001           2,048,384          2,027,869         20,515
                                                              2000           2,104,638          2,020,505         84,133

Russell Multi-Style Equity Fund                               2001             394,263            481,473        (87,210)
                                                              2000             547,703            560,740        (13,037)

Russell Aggressive Equity Fund                                2001              53,181             59,288         (6,107)
                                                              2000             496,512            517,842        (21,330)

Russell Non-US Fund                                           2001             118,552            143,794        (25,242)
                                                              2000             276,443            267,855          8,588

Russell Core Bond Fund                                        2001             424,362            419,070          5,292
                                                              2000             709,771            736,746        (26,975)

Russell Real Estate Securities Fund                           2001              44,127             39,492          4,635
                                                              2000              68,383             62,646          5,737

AIM V.I. Value Fund                                           2001             654,038            827,761       (173,723)
                                                              2000             305,689            286,386         19,303

AIM V.I. Capital Appreciation Fund                            2001             289,052            412,720       (123,668)
                                                              2000             397,328            425,267        (27,939)

AIM V.I. International Equity Fund                            2001             142,853            192,645        (49,792)
                                                              2000              45,791             43,667          2,124

Alliance Premier Growth Portfolio                             2001             555,249            716,795       (161,546)
                                                              2000             155,704            132,986         22,718

Alliance Premier Growth Portfolio B                           2001               6,070              6,082            (12)
                                                              2000                  --                 --             --

Alliance Bernstein Real Estate Investment Portfolio           2001              73,894             69,944          3,950
                                                              2000              21,026             21,186           (160)

Alliance Bernstein Real Estate Investment Portfolio B         2001               4,194              4,156             38
                                                              2000                  --                 --             --

Alliance Bernstein Small Cap Portfolio B                      2001                  --                 --             --
                                                              2000                  --                 --             --

                                                                     (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2001

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                                                      Realized Gain (Loss)
                                                                       --------------------------------------------------
                                                                            Aggregate        Aggregate Cost
                                                             Year or   Proceeds from Sales   of Fund Shares    Realized
                                                             Period     of Fund Shares          Redeemed      Gain (Loss)
                                                             -------   -------------------   --------------   -----------
Alliance Bernstein Value Portfolio B                          2001          $     --            $     --       $      --
                                                              2000                --                  --              --

Liberty Newport Tiger Fund, Variable                          2001             8,868              11,041          (2,173)
                                                              2000             8,988               7,210           1,778

Goldman Sachs Growth and Income Fund                          2001            68,360              79,085         (10,725)
                                                              2000            65,061              66,249          (1,188)

Goldman Sachs International Equity Fund                       2001             8,803              11,299          (2,496)
                                                              2000            37,509              33,877           3,632

Goldman Sachs Global Income Fund                              2001            35,552              36,008            (456)
                                                              2000               646                 656             (10)

Goldman Sachs Internet Tollkeeper Fund                        2001            36,594              56,836         (20,242)
                                                              2000               944               1,009             (65)

Scudder II Dreman High Return Equity Portfolio                2001                --                  --              --
                                                              2000                 1                   1              --

Scudder II Small Cap Growth Portfolio                         2001            10,648              18,736          (8,088)
                                                              2000            11,190               9,367           1,823

Scudder II Small Cap Value Portfolio                          2001            67,042              60,349           6,693
                                                              2000            15,410              15,676            (266)

Scudder II Government Securities Portfolio                    2001            85,994              82,974           3,020
                                                              2000            56,762              57,064            (302)

MFS Bond Series                                               2001                 1                   1              --
                                                              2000                 1                   1              --

MFS Research Series                                           2001           224,984             293,985         (69,001)
                                                              2000            48,569              41,764           6,805

MFS Research Series B                                         2001             1,622               1,743            (121)
                                                              2000                --                  --              --

MFS Emerging Growth Series                                    2001           348,995             474,007        (125,012)
                                                              2000           100,728              72,508          28,220

MFS Emerging Growth Series B                                  2001                --                  --              --
                                                              2000                --                  --              --

MFS Emerging Markets Equity Series                            2001            26,524              26,674            (150)
                                                              2000             4,655               3,563           1,092

                                                                     (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2001

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                                                      Realized Gain (Loss)
                                                                       --------------------------------------------------
                                                                            Aggregate        Aggregate Cost
                                                             Year or   Proceeds from Sales   of Fund Shares    Realized
                                                              Period     of Fund Shares         Redeemed      Gain (Loss)
                                                             -------   -------------------   --------------   -----------

MFS High Income Series                                         2001         $105,378            $120,989       $(15,611)
                                                               2000            9,262               9,749           (487)

MFS High Income Series B                                       2001           16,242              16,186             56
                                                               2000               --                  --             --

MFS Global Governments Series                                  2001           10,278              10,090            188
                                                               2000            3,312               3,380            (68)

MFS Global Governments Series B                                2001               --                  --             --
                                                               2000               --                  --             --

MFS Investors Trust Series                                     2001          246,350             280,204        (33,854)
                                                               2000          137,298             127,688          9,610

MFS Investors Trust Series B                                   2001           16,815              16,912            (97)
                                                               2000               --                  --             --

MFS New Discovery Series                                       2001           10,758              11,983         (1,225)
                                                               2000                4                   4             --

MFS New Discovery Series B                                     2001            5,581               5,338            243
                                                               2000               --                  --             --

New England Davis Venture Value E                              2001           12,432              11,975            457
                                                               2000               --                  --             --

New England Harris Oakmark MidCap Value B                      2001              333                 322             11
                                                               2000               --                  --             --

Oppenheimer Capital Appreciation Fund                          2001           24,410              28,544         (4,134)
                                                               2000           22,544              19,866          2,678

Oppenheimer Main Street Growth & Income Fund                   2001           70,776              84,582        (13,806)
                                                               2000           19,875              18,742          1,133

Oppenheimer High Income Fund                                   2001           78,201              91,551        (13,350)
                                                               2000           11,130              12,302         (1,172)

Oppenheimer Bond Fund                                          2001          265,577             268,759         (3,182)
                                                               2000          108,182             112,545         (4,363)

Oppenheimer Strategic Bond Fund                                2001           56,257              60,880         (4,623)
                                                               2000            4,859               5,115           (256)

Putnam VT Growth and Income Fund                               2001          245,638             274,437        (28,799)
                                                               2000          169,689             185,128        (15,439)

                                                                     (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2001

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                                                      Realized Gain (Loss)
                                                                       --------------------------------------------------
                                                                            Aggregate        Aggregate Cost
                                                             Year or   Proceeds from Sales   of Fund Shares    Realized
                                                              Period     of Fund Shares         Redeemed      Gain (Loss)
                                                             -------   -------------------   --------------   -----------
Putnam VT Growth and Income Fund B                             2001          $     --           $     --       $     --
                                                               2000                --                 --             --

Putnam VT New Value Fund                                       2001            12,343             12,310             33
                                                               2000             1,006              1,004              2

Putnam VT New Value Fund B                                     2001                --                 --             --
                                                               2000                --                 --             --

Putnam VT Vista Fund                                           2001           109,496            156,237        (46,741)
                                                               2000            13,657             10,336          3,321

Putnam VT Vista Fund B                                         2001                --                 --             --
                                                               2000                --                 --             --

Putnam VT International Growth Fund                            2001           268,665            325,738        (57,073)
                                                               2000           104,993             89,770         15,223

Putnam VT International Growth Fund B                          2001             5,063              5,149            (86)
                                                               2000                --                 --             --

Putnam VT International New Opportunities Fund                 2001            56,143             87,839        (31,696)
                                                               2000            30,994             32,773         (1,779)

Putnam VT International New Opportunities Fund B               2001                --                 --             --
                                                               2000                --                 --             --

Templeton Global Income Securities Fund                        2001            19,467             19,127            340
                                                               2000               454                471            (17)

Templeton Global Income Securities Fund B                      2001                66                 65              1
                                                               2000                --                 --             --

Franklin Small Cap Fund                                        2001           192,781            287,605        (94,824)
                                                               2000            77,051             85,291         (8,240)

Franklin Small Cap Fund B                                      2001               226                232             (6)
                                                               2000                --                 --             --

Templeton Growth Securities Fund                               2001            73,402             90,369        (16,967)
                                                               2000             3,112              3,255           (143)

Templeton Growth Securities Fund B                             2001             1,788              1,814            (26)
                                                               2000                --                 --             --

Templeton International Securities Fund                        2001           145,676            206,374        (60,698)
                                                               2000            84,713             86,931         (2,218)

                                                                     (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2001

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                                                      Realized Gain (Loss)
                                                                       --------------------------------------------------
                                                                            Aggregate        Aggregate Cost
                                                             Year or   Proceeds from Sales   of Fund Shares    Realized
                                                              Period     of Fund Shares         Redeemed      Gain (Loss)
                                                             -------   -------------------   --------------   -----------
Templeton International Securities Fund B                      2001          $  7,631           $  8,789       $ (1,158)
                                                               2000                --                 --             --

Templeton Developing Markets Securities Fund                   2001            74,927             91,684        (16,757)
                                                               2000            13,370             12,286          1,084

Templeton Developing Markets Securities Fund B                 2001             1,779              1,802            (23)
                                                               2000                --                 --             --

Templeton Mutual Shares Securities Fund                        2001            87,720             80,924          6,796
                                                               2000            34,772             34,574            198

Templeton Mutual Shares Securities Fund B                      2001             4,085              4,188           (103)
                                                               2000                --                 --             --

Franklin Large Cap Growth Securities Fund                      2001           239,324            320,367        (81,043)
                                                               2000           218,806            218,760             46

Franklin Large Cap Growth Securities Fund B                    2001            25,778             27,765         (1,987)
                                                               2000                --                 --             --

Fidelity VIP Growth Portfolio                                  2001            15,856             18,727         (2,871)
                                                               2000            10,186              9,417            769

Fidelity VIP Growth Portfolio B                                2001               121                116              5
                                                               2000                --                 --             --

Fidelity VIP II Contrafund Portfolio                           2001             2,359              2,817           (458)
                                                               2000             5,907              6,058           (151)

Fidelity VIP III Growth Opportunities Portfolio                2001               919              1,351           (432)
                                                               2000             1,427              1,611           (184)

Fidelity VIP III Growth & Income Portfolio                     2001            32,481             38,063         (5,582)
                                                               2000            14,078             14,387           (309)

Fidelity VIP Equity-Income Portfolio                           2001            34,166             37,902         (3,736)
                                                               2000             3,209              3,448           (239)

Fidelity VIP Equity-Income Portfolio B                         2001                74                 72              2
                                                               2000                --                 --             --

Fidelity High Income Portfolio B                               2001                --                 --             --
                                                               2000                --                 --             --

American Century VP Income & Growth Fund                       2001            70,178             76,677         (6,499)
                                                               2000            27,716             27,565            151

                                                                     (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2001

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                                                      Realized Gain (Loss)
                                                                       --------------------------------------------------
                                                                            Aggregate        Aggregate Cost
                                                             Year or   Proceeds from Sales   of Fund Shares    Realized
                                                              Period     of Fund Shares         Redeemed      Gain (Loss)
                                                             -------   -------------------   --------------   -----------

American Century VP International Fund                         2001          $ 22,337           $ 32,102       $ (9,765)
                                                               2000             1,485              1,648           (163)

American Century VP Value Fund                                 2001            43,716             39,760          3,956
                                                               2000            12,761             12,630            131

Dreyfus Stock Index Fund                                       2001           160,077            178,000        (17,923)
                                                               2000            11,852             11,678            174

Dreyfus Stock Index Fund B                                     2001                --                 --             --
                                                               2000                --                 --             --

Dreyfus VIF Disciplined Stock Portfolio                        2001             6,247              7,096           (849)
                                                               2000             5,384              5,060            324

Dreyfus VIF Disciplined Stock Portfolio B                      2001               257                270            (13)
                                                               2000                --                 --             --

Dreyfus VIF Capital Appreciation Portfolio                     2001            45,824             49,650         (3,826)
                                                               2000            11,883             11,872             11

Dreyfus VIF Capital Appreciation Portfolio B                   2001             5,079              5,197           (118)
                                                               2000                --                 --             --

                                                               2001            22,386             28,328         (5,942)
                                                               2000            22,853             20,270          2,583

INVESCO VIF High Yield Fund                                    2001            46,499             52,716         (6,217)
                                                               2000            14,497             14,476             21

PIMCO High Yield Bond Portfolio                                2001               103                106             (3)
                                                               2000                 1                  1             --

PIMCO Low Duration Bond Portfolio                              2001            76,676             76,580             96
                                                               2000                 1                  1             --

PIMCO StocksPLUS Growth & Income Portfolio                     2001               179                187             (8)
                                                               2000                 1                  1             --

PIMCO Total Return Bond Portfolio                              2001           107,702            106,824            878
                                                               2000            21,702             21,617             85

Scudder I International Portfolio                              2001            19,243             26,374         (7,131)
                                                               2000             5,934              6,810           (876)

Scudder I International B Portfolio                            2001             1,220              1,291            (71)
                                                               2000                --                 --             --

                                                                     (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2001

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                                             Unrealized Appreciation (Depreciation)
                                                                       --------------------------------------------------
                                                                        Appreciation       Appreciation
                                                             Year or   (Depreciation)     (Depreciation)
                                                              Period    End of Period   Beginning of Period      Change
                                                             -------   --------------   -------------------   -----------
Met Investors Lord Abbett Growth and Income Portfolio          2001     $ 6,050,313         $10,439,228       $(4,388,915)
                                                               2000      10,439,228           4,841,111         5,598,117

Met Investors Lord Abbett Growth and Income Portfolio B        2001         134,186                  --           134,186
                                                               2000              --                  --                --

Met Investors Bond Debenture Portfolio                         2001        (837,502)           (365,063)         (472,439)
                                                               2000        (365,063)            337,384          (702,447)

Met Investors Bond Debenture Portfolio B                       2001           3,840                  --             3,840
                                                               2000              --                  --                --

Met Investors Developing Growth Portfolio                      2001        (240,982)           (106,495)         (134,487)
                                                               2000        (106,495)            460,172          (566,667)

Met Investors Developing Growth Portfolio B                    2001          10,405                  --            10,405
                                                               2000              --                  --                --

Met Investors Lord Abbett Growth Opportunity Portfolio         2001           3,111                  --             3,111
                                                               2000              --                  --                --

Met Investors Lord Abbett Growth Opportunity Portfolio B       2001           7,106                  --             7,106
                                                               2000              --                  --                --

Met Investors Large Cap Research Portfolio                     2001              --             476,513          (476,513)
                                                               2000         476,513             371,070           105,443

Met Investors Mid-Cap Value Portfolio                          2001         859,699           1,018,767          (159,068)
                                                               2000       1,018,767              74,191           944,576

Met Investors Mid-Cap Value Portfolio B                        2001          55,462                  --            55,462
                                                               2000              --                  --                --

Met Investors Enhanced Index Portfolio                         2001      (2,676,471)            877,004        (3,553,475)
                                                               2000         877,004           8,146,484        (7,269,480)

Met Investors Enhanced Index Portfolio B                       2001          (1,082)                 --            (1,082)
                                                               2000              --                  --                --

Met Investors International Equity Portfolio                   2001      (2,970,919)            229,590        (3,200,509)
                                                               2000         229,590           3,605,177        (3,375,587)

Met Investors International Equity Portfolio B                 2001            (719)                 --              (719)
                                                               2000              --                  --                --

Met Investors Quality Bond Portfolio                           2001         438,534             349,219            89,315
                                                               2000         349,219               8,755           340,464

                                                                     (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2001

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                                             Unrealized Appreciation (Depreciation)
                                                                       --------------------------------------------------
                                                                        Appreciation       Appreciation
                                                             Year or   (Depreciation)     (Depreciation)
                                                              Period    End of Period   Beginning of Period      Change
                                                             -------   --------------   -------------------   -----------
Met Investors Quality Bond Portfolio B                         2001     $     4,208         $       --        $     4,208
                                                               2000              --                 --                 --

Met Investors Select Equity Portfolio                          2001      (1,585,882)           (89,126)        (1,496,756)
                                                               2000         (89,126)         3,050,805         (3,139,931)

Met Investors Select Equity Portfolio B                        2001           8,062                 --              8,062
                                                               2000              --                 --                 --

Met Investors Small Cap Stock Portfolio                        2001        (671,799)         1,460,198         (2,131,997)
                                                               2000       1,460,198          3,439,414         (1,979,216)

Met Investors Small Cap Stock Portfolio B                      2001           3,452                 --              3,452
                                                               2000              --                 --                 --

Met Investors Met Putnam Research Portfolio B                  2001           7,327                 --              7,327
                                                               2000              --                 --                 --

Met Investors Oppenheimer Capital Appreciation Portfolio B     2001           3,773                 --              3,773
                                                               2000              --                 --                 --

Met Investors PIMCO Money Market Portfolio B                   2001               5                 --                  5
                                                               2000              --                 --                 --

Met Investors Janus Aggressive Growth Portfolio B              2001           1,910                 --              1,910
                                                               2000              --                 --                 --

Met Investors PIMCO Total Return Bond Portfolio B              2001             (89)                --                (89)
                                                               2000              --                 --                 --

Met Investors PIMCO Innovation Portfolio B                     2001          12,028                 --             12,028
                                                               2000              --                 --                 --

Met Investors MFS Mid Cap Growth Portfolio B                   2001           4,696                 --              4,696
                                                               2000              --                 --                 --

Met Investors MFS Research International Portfolio B           2001           1,830                 --              1,830
                                                               2000              --                 --                 --

Met Investors MIST AIM Small Cap Growth Portfolio B            2001             904                 --                904
                                                               2000              --                 --                 --

Met Investors MIST AIM Mid Cap Equity Portfolio B              2001             (61)                --                (61)
                                                               2000              --                 --                 --

Met Investors MIST SSR Concentrated Int'l Portfolio B          2001             666                 --                666
                                                               2000              --                 --                 --

                                                                     (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2001

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                                             Unrealized Appreciation (Depreciation)
                                                                       --------------------------------------------------
                                                                        Appreciation       Appreciation
                                                             Year or   (Depreciation)     (Depreciation)
                                                              Period    End of Period   Beginning of Period     Change
                                                             -------   --------------   -------------------   -----------
MetLife Stock Index Portfolio B                                2001    $    (1,158)          $      --        $    (1,158)
                                                               2000             --                  --                 --

GACC Money Market Fund                                         2001         61,179             (32,594)            93,773
                                                               2000        (32,594)             50,675            (83,269)

Russell Multi-Style Equity Fund                                2001     (1,165,156)           (487,662)          (677,494)
                                                               2000       (487,662)            181,798           (669,460)

Russell Aggressive Equity Fund                                 2001        (77,671)            (70,814)            (6,857)
                                                               2000        (70,814)             39,083           (109,897)

Russell Non-US Fund                                            2001       (645,716)           (177,164)          (468,552)
                                                               2000       (177,164)            259,569           (436,733)

Russell Core Bond Fund                                         2001         10,220               4,942              5,278
                                                               2000          4,942            (142,357)           147,299

Russell Real Estate Securities Fund                            2001         30,478              31,170               (692)
                                                               2000         31,170                (393)            31,563

AIM V.I. Value Fund                                            2001     (1,600,188)           (806,785)          (793,403)
                                                               2000       (806,785)            312,963         (1,119,748)

AIM V.I. Capital Appreciation Fund                             2001     (1,568,944)           (459,853)        (1,109,091)
                                                               2000       (459,853)            211,517           (671,370)

AIM V.I. International Equity Fund                             2001       (255,424)           (102,142)          (153,282)
                                                               2000       (102,142)            101,232           (203,374)

Alliance Premier Growth Portfolio                              2001     (1,091,208)           (329,754)          (761,454)
                                                               2000       (329,754)            582,513           (912,267)

Alliance Premier Growth Portfolio B                            2001         28,927                  --             28,927
                                                               2000             --                  --                 --

Alliance Bernstein Real Estate Investment Portfolio            2001         80,986              36,471             44,515
                                                               2000         36,471             (30,367)            66,838

Alliance Bernstein Real Estate Investment Portfolio B          2001         13,294                  --             13,294
                                                               2000             --                  --                 --

Alliance Bernstein Small Cap Portfolio B                       2001          1,224                  --              1,224
                                                               2000             --                  --                 --

Alliance Bernstein Value Portfolio B                           2001             14                  --                 14
                                                               2000             --                  --                 --

                                                                     (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2001

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                                             Unrealized Appreciation (Depreciation)
                                                                       ------------------------------------------------
                                                                        Appreciation       Appreciation
                                                             Year or   (Depreciation)     (Depreciation)
                                                              Period    End of Period   Beginning of Period     Change
                                                             -------   --------------   -------------------   ---------
Liberty Newport Tiger Fund, Variable                           2001      $ (15,789)          $    988         $ (16,777)
                                                               2000            988             18,690           (17,702)

Goldman Sachs Growth and Income Fund                           2001        (48,939)           (22,852)          (26,087)
                                                               2000        (22,852)            (4,321)          (18,531)

Goldman Sachs International Equity Fund                        2001       (106,922)           (17,621)          (89,301)
                                                               2000        (17,621)            62,028           (79,649)

Goldman Sachs Global Income Fund                               2001         (3,711)            (2,845)             (866)
                                                               2000         (2,845)            (1,776)           (1,069)

Goldman Sachs Internet Tollkeeper Fund                         2001        (50,889)           (27,963)          (22,926)
                                                               2000        (27,963)                --           (27,963)

Scudder II Dreman High Return Equity Portfolio                 2001             13                 12                 1
                                                               2000             12                 (8)               20

Scudder II Small Cap Growth Portfolio                          2001       (112,034)           (17,067)          (94,967)
                                                               2000        (17,067)            37,072           (54,139)

Scudder II Small Cap Value Portfolio                           2001         56,964              9,036            47,928
                                                               2000          9,036             (3,443)           12,479

Scudder II Government Securities Portfolio                     2001         25,992             10,381            15,611
                                                               2000         10,381                 76            10,305

MFS Bond Series                                                2001              8                  5                 3
                                                               2000              5                  1                 4

MFS Research Series                                            2001       (364,661)            19,228          (383,889)
                                                               2000         19,228            175,774          (156,546)

MFS Research Series B                                          2001           (752)                --              (752)
                                                               2000             --                 --                --

MFS Emerging Growth Series                                     2001       (413,387)           159,999          (573,386)
                                                               2000        159,999            684,030          (524,031)

MFS Emerging Growth Series B                                   2001             78                 --                78
                                                               2000             --                 --                --

MFS Emerging Markets Equity Series                             2001             --             (2,282)            2,282
                                                               2000         (2,282)             5,475            (7,757)

MFS High Income Series                                         2001        (44,978)           (40,942)           (4,036)
                                                               2000        (40,942)            (2,211)          (38,731)

                                                                     (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2001

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                                            Unrealized Appreciation (Depreciation)
                                                                       ------------------------------------------------
                                                                        Appreciation       Appreciation
                                                             Year or   (Depreciation)     (Depreciation)
                                                             Period    End of Period    Beginning of Period    Change
                                                             -------   --------------   -------------------   ---------
MFS High Income Series B                                       2001      $     862            $     --        $     862
                                                               2000             --                  --               --

MFS Global Governments Series                                  2001            285                 (63)             348
                                                               2000            (63)               (242)             179

MFS Global Governments Series B                                2001             (1)                 --               (1)
                                                               2000             --                  --               --

MFS Investors Trust Series                                     2001       (252,370)             99,981         (352,351)
                                                               2000         99,981             126,692          (26,711)

MFS Investors Trust Series B                                   2001          3,516                  --            3,516
                                                               2000             --                  --               --

MFS New Discovery Series                                       2001         10,897                 525           10,372
                                                               2000            525                  --              525

MFS New Discovery Series B                                     2001         47,520                  --           47,520
                                                               2000             --                  --               --

New England Davis Venture Value E                              2001          7,155                  --            7,155
                                                               2000             --                  --               --

New England Harris Oakmark MidCap B                            2001          6,732                  --            6,732
                                                               2000             --                  --               --

Oppenheimer Capital Appreciation Fund                          2001        (90,131)             20,082         (110,213)
                                                               2000         20,082              62,672          (42,590)

Oppenheimer Main Street Growth & Income Fund                   2001        (88,937)            (34,859)         (54,078)
                                                               2000        (34,859)             49,552          (84,411)

Oppenheimer High Income Fund                                   2001        (55,508)            (42,325)         (13,183)
                                                               2000        (42,325)             (3,509)         (38,816)

Oppenheimer Bond Fund                                          2001        (16,132)            (21,407)           5,275
                                                               2000        (21,407)            (15,662)          (5,745)

Oppenheimer Strategic Bond Fund                                2001         (3,560)             (4,337)             777
                                                               2000         (4,337)                136           (4,473)

Putnam VT Growth and Income Fund                               2001       (226,492)            (43,686)        (182,806)
                                                               2000        (43,686)            (49,990)           6,304

Putnam VT Growth and Income Fund B                             2001            961                  --              961
                                                               2000             --                  --               --

                                                                     (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2001

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                                             Unrealized Appreciation (Depreciation)
                                                                       ------------------------------------------------
                                                                        Appreciation       Appreciation
                                                             Year or   (Depreciation)     (Depreciation)
                                                              Period    End of Period   Beginning of Period    Change
                                                             -------   --------------   -------------------   ---------
Putnam VT New Value Fund                                      2001       $   6,538           $   8,139        $  (1,601)
                                                              2000           8,139                (231)           8,370

Putnam VT New Value Fund B                                    2001            (140)                 --             (140)
                                                              2000              --                  --               --

Putnam VT Vista Fund                                          2001        (342,542)             (8,352)        (334,190)
                                                              2000          (8,352)             79,103          (87,455)

Putnam VT Vista Fund B                                        2001            (348)                 --             (348)
                                                              2000              --                  --               --

Putnam VT International Growth Fund                           2001        (467,403)            134,887         (602,290)
                                                              2000         134,887             513,520         (378,633)

Putnam VT International Growth Fund B                         2001           2,851                  --            2,851
                                                              2000              --                  --               --

Putnam VT International New Opportunities Fund                2001        (136,882)            (72,794)         (64,088)
                                                              2000         (72,794)             91,867         (164,661)

Putnam VT International New Opportunities Fund B              2001            (365)                 --             (365)
                                                              2000              --                  --               --

Templeton Global Income Securities Fund                       2001             799               1,238             (439)
                                                              2000           1,238                  (9)           1,247

Templeton Global Income Securities Fund B                     2001             364                  --              364
                                                              2000              --                  --               --

Franklin Small Cap Fund                                       2001        (242,963)           (192,066)         (50,897)
                                                              2000        (192,066)             33,706         (225,772)

Franklin Small Cap Fund B                                     2001           7,583                  --            7,583
                                                              2000              --                  --               --

Templeton Growth Securities Fund                              2001         (60,734)             (4,129)         (56,605)
                                                              2000          (4,129)             14,590          (18,719)

Templeton Growth Securities Fund B                            2001           1,128                  --            1,128
                                                              2000              --                  --               --

Templeton International Securities Fund                       2001        (358,455)            (28,837)        (329,618)
                                                              2000         (28,837)             67,478          (96,315)

Templeton International Securities Fund B                     2001          (5,864)                 --           (5,864)
                                                              2000              --                  --               --

                                                                     (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2001

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                                             Unrealized Appreciation (Depreciation)
                                                                       ------------------------------------------------
                                                                        Appreciation       Appreciation
                                                             Year or   (Depreciation)     (Depreciation)
                                                              Period    End of Period   Beginning of Period    Change
                                                             -------   --------------   -------------------   ---------
Templeton Developing Markets Securities Fund                  2001       $ (75,657)          $(55,254)        $ (20,403)
                                                              2000         (55,254)            37,123           (92,377)

Templeton Developing Markets Securities Fund B                2001          12,923                 --            12,923
                                                              2000              --                 --                --

Templeton Mutual Shares Securities Fund                       2001          11,446             37,140           (25,694)
                                                              2000          37,140              1,833            35,307

Templeton Mutual Shares Securities Fund B                     2001           6,285                 --             6,285
                                                              2000              --                 --                --

Franklin Large Cap Growth Securities Fund                     2001        (317,568)           (26,679)         (290,889)
                                                              2000         (26,679)            24,948           (51,627)

Franklin Large Cap Growth Securities Fund B                   2001               2                 --                 2
                                                              2000              --                 --                --

Fidelity VIP Growth Portfolio                                 2001         (36,527)           (11,570)          (24,957)
                                                              2000         (11,570)            15,091           (26,661)

Fidelity VIP Growth Portfolio B                               2001           2,288                 --             2,288
                                                              2000              --                 --                --

Fidelity VIP II Contrafund Portfolio                          2001          (5,878)            (1,392)           (4,486)
                                                              2000          (1,392)             1,306            (2,698)

Fidelity VIP III Growth Opportunities Portfolio               2001          (6,681)            (4,191)           (2,490)
                                                              2000          (4,191)               437            (4,628)

Fidelity VIP III Growth & Income Portfolio                    2001         (10,708)            (3,381)           (7,327)
                                                              2000          (3,381)             7,812           (11,193)

Fidelity VIP Equity-Income Portfolio                          2001            (982)              (584)             (398)
                                                              2000            (584)              (988)              404

Fidelity VIP Equity-Income Portfolio B                        2001             711                 --               711
                                                              2000              --                 --                --

Fidelity High Income Portfolio B                              2001             (36)                --               (36)
                                                              2000              --                 --                --

American Century VP Income & Growth Fund                      2001         (40,004)           (26,376)          (13,628)
                                                              2000         (26,376)               407           (26,783)

American Century VP International Fund                        2001         (26,291)            (8,481)          (17,810)
                                                              2000          (8,481)                25            (8,506)

                                                                     (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2001

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                                           Unrealized Appreciation (Depreciation)
                                                                       -----------------------------------------------
                                                                        Appreciation       Appreciation
                                                             Year or   (Depreciation)     (Depreciation)
                                                              Period    End of Period   Beginning of Period    Change
                                                             -------   --------------   -------------------   --------
American Century VP Value Fund                                2001       $ 111,412            $ 32,221        $ 79,191
                                                              2000          32,221                 134          32,087

Dreyfus Stock Index Fund                                      2001         (20,897)            (12,866)         (8,031)
                                                              2000         (12,866)                  3         (12,869)

Dreyfus Stock Index Fund B                                    2001            (188)                 --            (188)
                                                              2000              --                  --              --

Dreyfus VIF Disciplined Stock Portfolio                       2001          (9,572)             (2,370)         (7,202)
                                                              2000          (2,370)                  2          (2,372)

Dreyfus VIF Disciplined Stock Portfolio B                     2001            (789)                 --            (789)
                                                              2000              --                  --              --

Dreyfus VIF Capital Appreciation Portfolio                    2001         (36,404)             (6,335)        (30,069)
                                                              2000          (6,335)                 --          (6,335)

Dreyfus VIF Capital Appreciation Portfolio B                  2001           4,033                  --           4,033
                                                              2000              --                  --              --

INVESCO VIF Dynamics Fund                                     2001        (112,073)            (25,286)        (86,787)
                                                              2000         (25,286)              1,133         (26,419)

INVESCO VIF High Yield Fund                                   2001         (54,078)             (7,621)        (46,457)
                                                              2000          (7,621)                (14)         (7,607)

PIMCO High Yield Bond Portfolio                               2001            (446)                 (8)           (438)
                                                              2000              (8)                 --              (8)

PIMCO Low Duration Bond Portfolio                             2001            (233)                  1            (234)
                                                              2000               1                  (1)              2

PIMCO StocksPLUS Growth & Income Portfolio                    2001            (614)                (24)           (590)
                                                              2000             (24)                 (4)            (20)

PIMCO Total Return Bond Portfolio                             2001          (8,269)              2,529         (10,798)
                                                              2000           2,529                 (33)          2,562

Scudder I International Portfolio                             2001         (93,109)            (23,081)        (70,028)
                                                              2000         (23,081)                516         (23,597)

Scudder I International B Portfolio                           2001         (10,872)                 --         (10,872)
                                                              2000              --                  --              --

                                                                     (Continued)

                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                              FINANCIAL HIGHLIGHTS

MetLife Investors Variable Annuity Account Five sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table displays the financial information for each series of sub-account offered by the various products.

                                               As of December 31, 2001          For the Year ended December 31, 2001
                                          -----------------------------------   ------------------------------------
                                                         Unit      Net Assets    Investment     Expense     Total
                                            Units     Fair Value     (000)      Income Ratio*   Ratio**   Return***
                                          ---------   ----------   ----------   -------------   -------   ---------
Accumulation units:
  Met Investors Lord Abbett Growth and
    Income Portfolio                      1,298,724   $41.475565     $53,865        0.91%        1.40%     (7.04%)
  Met Investors Lord Abbett Growth and
    Income Portfolio, Series A               44,806    11.692319         524        0.91%        0.85%     (6.52%)
  Met Investors Lord Abbett Growth and
    Income Portfolio B                       41,613    41.392944       1,724        0.21%        1.40%     (7.30%)
  Met Investors Lord Abbett Growth and
    Income Portfolio B, Series A             18,900    41.537310         785        0.21%        0.85%     (6.79%)
  Met Investors Lord Abbett Growth and
    Income Portfolio B, Series E                607    41.497891          25        0.21%        1.00%     (6.93%)
  Met Investors Lord Abbett Growth and
    Income Portfolio B, Series F              3,107    41.471623         129        0.21%        1.10%     (7.02%)
  Met Investors Lord Abbett Growth and
    Income Portfolio B, Series G                848    41.432262          35        0.21%        1.25%     (7.16%)
  Met Investors Lord Abbett Growth and
    Income Portfolio B, Series I             17,246    41.344503         713        0.21%        1.55%     (7.44%)
  Met Investors Lord Abbett Growth and
    Income Portfolio B, Series K             15,515    41.312239         641        0.21%        1.65%     (7.54%)
  Met Investors Lord Abbett Growth and
    Income Portfolio B, Series L                167    41.307768           7        0.21%        1.70%     (7.58%)
  Met Investors Lord Abbett Growth and
    Income Portfolio B, Series N              2,262    41.263886          93        0.21%        1.80%     (7.67%)
  Met Investors Lord Abbett Growth and
    Income Portfolio B, Series O                303    41.265681          13        0.21%        1.85%     (7.72%)
  Met Investors Lord Abbett Growth and
    Income Portfolio B, Series P                176    41.231685           7        0.21%        1.90%     (7.77%)
  Met Investors Lord Abbett Growth and
    Income Portfolio B, Series Q                151    41.237641           6        0.21%        1.95%     (7.81%)
  Met Investors Lord Abbett Growth and
    Income Portfolio B, Series R                  2    41.289644          --        0.21%        2.00%     (7.86%)
  Met Investors Lord Abbett Growth and
    Income Portfolio B, Series S                206    41.183429           8        0.21%        2.05%     (7.91%)
  Met Investors Lord Abbett Growth and
    Income Portfolio B, Series T                  2    41.195623          --        0.21%        2.10%     (7.95%)
  Met Investors Lord Abbett Growth and
    Income Portfolio B, Series U                  2    41.246677          --        0.21%        2.25%     (8.09%)
  Met Investors Bond Debenture
    Portfolio                               856,546    14.003448      11,995        8.08%        1.40%      2.34%
  Met Investors Bond Debenture
    Portfolio Series A                       24,475    10.153395         248        8.08%        0.85%      2.90%
  Met Investors Bond Debenture
    Portfolio B                              24,769    13.978494         346        2.03%        1.40%      2.04%
  Met Investors Bond Debenture
    Portfolio B, Series A                    15,626    14.027227         220        2.03%        0.85%      2.61%
  Met Investors Bond Debenture
    Portfolio B, Series E                       496    14.013910           7        2.03%        1.00%      2.45%
  Met Investors Bond Debenture
    Portfolio B, Series F                     5,048    14.005054          71        2.03%        1.10%      2.35%
  Met Investors Bond Debenture
    Portfolio B, Series G                     7,638    13.991767         107        2.03%        1.25%      2.20%
  Met Investors Bond Debenture
    Portfolio B, Series I                     8,168    13.962133         114        2.03%        1.55%      1.89%
  Met Investors Bond Debenture
    Portfolio B, Series K                     8,554    13.951241         119        2.03%        1.65%      1.78%
  Met Investors Bond Debenture
    Portfolio B, Series L                         7    13.949937          --        2.03%        1.70%      1.73%
  Met Investors Bond Debenture
    Portfolio B, Series N                     2,525    13.934910          35        2.03%        1.80%      1.63%
  Met Investors Bond Debenture
    Portfolio B, Series O                       905    13.935729          13        2.03%        1.85%      1.58%
  Met Investors Bond Debenture
    Portfolio B, Series P                       101    13.924032           1        2.03%        1.90%      1.53%
  Met Investors Bond Debenture
    Portfolio B, Series Q                         7    13.926270          --        2.03%        1.95%      1.48%

     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                     (Continued)

                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                              FINANCIAL HIGHLIGHTS

                                                As of December 31, 2001          For the Year ended December 31, 2001
                                          -----------------------------------   -------------------------------------
                                                         Unit      Net Assets    Investment      Expense      Total
                                            Units     Fair Value     (000)      Income Ratio*     Ratio**   Return***
                                          ---------   ----------   ----------   -------------   ---------   ---------
Accumulation units, continued:
  Met Investors Bond Debenture
    Portfolio B, Series R                         7   $13.943623    $    --         2.03%          2.00%       1.43%
  Met Investors Bond Debenture
    Portfolio B, Series S                       612    13.907731          9         2.03%          2.05%       1.38%
  Met Investors Bond Debenture
    Portfolio B, Series T                         7    13.912076         --         2.03%          2.10%       1.32%
  Met Investors Bond Debenture
    Portfolio B, Series U                         7    13.929118         --         2.03%          2.25%       1.17%
  Met Investors Developing Growth
    Portfolio                               215,017    10.627208      2,285         0.00%          1.40%      (8.14%)
  Met Investors Developing Growth
    Portfolio Series A                        2,812     7.052496         20         0.00%          0.85%      (7.63%)
  Met Investors Developing Growth
    Portfolio B                               8,268    10.607266         89         0.00%          1.40%      (8.38%)
  Met Investors Developing Growth
    Portfolio B, Series A                     2,146    10.644275         23         0.00%          0.85%      (7.87%)
  Met Investors Developing Growth
    Portfolio B, Series E                        10    10.634179         --         0.00%          1.00%      (8.01%)
  Met Investors Developing Growth
    Portfolio B, Series F                        47    10.627445         --         0.00%          1.10%      (8.10%)
  Met Investors Developing Growth
    Portfolio B, Series G                        10    10.617352         --         0.00%          1.25%      (8.24%)
  Met Investors Developing Growth
    Portfolio B, Series I                        11    10.595365         --         0.00%          1.55%      (8.51%)
  Met Investors Developing Growth
    Portfolio B, Series K                     1,338    10.587451         14         0.00%          1.65%      (8.61%)
  Met Investors Developing Growth
    Portfolio B, Series N                        11    10.575580         --         0.00%          1.80%      (8.74%)
  Met Investors Lord Abbett Growth
    Opportunity Portfolio                    11,820     8.830081        104         0.00%          1.40%      (8.40%)
  Met Investors Lord Abbett Growth
    Opportunity Portfolio, Series A              10     8.862635         --         0.00%          0.85%      (8.07%)
  Met Investors Lord Abbett Growth
    Opportunity Portfolio B                  14,362     8.819461        127         0.00%          1.40%       5.32%
  Met Investors Lord Abbett Growth
    Opportunity Portfolio B, Series A         8,631     8.850233         76         0.00%          0.85%       5.78%
  Met Investors Lord Abbett Growth
    Opportunity Portfolio B, Series E            11     8.841840         --         0.00%          1.00%       5.65%
  Met Investors Lord Abbett Growth
    Opportunity Portfolio B, Series F           330     8.836233          3         0.00%          1.10%       5.57%
  Met Investors Lord Abbett Growth
    Opportunity Portfolio B, Series G            11     8.827844         --         0.00%          1.25%       5.45%
  Met Investors Lord Abbett Growth
    Opportunity Portfolio B, Series I         2,044     8.809572         18         0.00%          1.55%       5.20%
  Met Investors Lord Abbett Growth
    Opportunity Portfolio B, Series K         9,292     8.802984         82         0.00%          1.65%       5.12%
  Met Investors Lord Abbett Growth
    Opportunity Portfolio B, Series N            63     8.793111          1         0.00%          1.80%       4.99%
  Met Investors Large Cap Research
    Portfolio                                    --           --         --         0.62%          1.40%       4.02%
  Met Investors Large Cap Research
    Portfolio Series A                           --           --         --         0.62%          0.85%      (0.90%)
  Met Investors Mid-Cap Value
    Portfolio                               232,609    17.478808      4,067         0.48%          1.40%       6.58%
  Met Investors Mid-Cap Value
    Portfolio Series A                        8,661    16.719483        144         0.48%          0.85%       7.17%
  Met Investors Mid-Cap Value
    Portfolio B                              31,692    17.457790        553         0.11%          1.40%       6.40%
  Met Investors Mid-Cap Value
    Portfolio B, Series A                    18,521    17.518635        326         0.11%          0.85%       6.99%
  Met Investors Mid-Cap Value
    Portfolio B, Series E                       213    17.502028          3         0.11%          1.00%       6.83%
  Met Investors Mid-Cap Value
    Portfolio B, Series F                     1,110    17.490951         19         0.11%          1.10%       6.72%
  Met Investors Mid-Cap Value
    Portfolio B, Series G                     2,176    17.474365         38         0.11%          1.25%       6.56%
  Met Investors Mid-Cap Value
    Portfolio B, Series I                     4,642    17.438226         81         0.11%          1.55%       6.24%
  Met Investors Mid-Cap Value
    Portfolio B, Series K                    11,661    17.425201        203         0.11%          1.65%       6.14%
  Met Investors Mid-Cap Value
    Portfolio B, Series N                     1,630    17.405673         28         0.11%          1.80%       5.98%
  Met Investors Enhanced Index
    Portfolio                             1,461,056    17.175694     25,095         0.82%          1.40%     (12.65%)
  Met Investors Enhanced Index
    Portfolio Series A                       14,882     8.268867        123         0.82%          0.85%     (12.16%)

     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                     (Continued)

                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                              FINANCIAL HIGHLIGHTS

                                                As of December 31, 2001         For the Year ended December 31, 2001
                                          -----------------------------------   ------------------------------------
                                                         Unit      Net Assets    Investment     Expense     Total
                                            Units     Fair Value     (000)      Income Ratio*   Ratio**   Return***
                                          ---------   ----------   ----------   -------------   -------   ---------
Accumulation units, continued:
  Met Investors Enhanced Index
    Portfolio B                               7,976   $17.140791    $   137         0.29%        1.40%     (12.88%)
  Met Investors Enhanced Index
    Portfolio B, Series A                     2,305    17.200595         40         0.29%        0.85%     (12.40%)
  Met Investors Enhanced Index
    Portfolio B, Series E                         5    17.184263         --         0.29%        1.00%     (12.53%)
  Met Investors Enhanced Index
    Portfolio B, Series F                       230    17.173380          4         0.29%        1.10%     (12.62%)
  Met Investors Enhanced Index
    Portfolio B, Series G                         5    17.157081         --         0.29%        1.25%     (12.75%)
  Met Investors Enhanced Index
    Portfolio B, Series I                     1,382    17.121564         24         0.29%        1.55%     (13.02%)
  Met Investors Enhanced Index
    Portfolio B, Series K                       658    17.108764         11         0.29%        1.65%     (13.10%)
  Met Investors Enhanced Index
    Portfolio B, Series N                       782    17.089569         13         0.29%        1.80%     (13.23%)
  Met Investors International
    Equity Portfolio                        754,792    10.535673      7,952         1.30%        1.40%     (21.44%)
  Met Investors International
    Equity Portfolio Series A                 9,538     6.392602         61         1.30%        0.85%     (21.01%)
  Met Investors International
    Equity Portfolio B                          622    10.512950          7         0.41%        1.40%     (21.68%)
  Met Investors International
    Equity Portfolio B, Series A                  8    10.549652         --         0.41%        0.85%     (21.25%)
  Met Investors International
    Equity Portfolio B, Series E                  8    10.539643         --         0.41%        1.00%     (21.37%)
  Met Investors International
    Equity Portfolio B, Series F                125    10.532953          1         0.41%        1.10%     (21.45%)
  Met Investors International
    Equity Portfolio B, Series G                  8    10.522944         --         0.41%        1.25%     (21.56%)
  Met Investors International
    Equity Portfolio B, Series I                480    10.501147          5         0.41%        1.55%     (21.80%)
  Met Investors International
    Equity Portfolio B, Series K                  9    10.493282         --         0.41%        1.65%     (21.88%)
  Met Investors International
    Equity Portfolio B, Series N                741    10.481506          8         0.41%        1.80%     (22.00%)
  Met Investors Quality Bond
    Portfolio                               603,806    13.413836      8,099         4.73%        1.40%       5.56%
  Met Investors Quality Bond
    Portfolio Series A                          385    11.681805          5         4.73%        0.85%       6.17%
  Met Investors Quality Bond
    Portfolio B                              15,219    13.402074        204         0.99%        1.40%       5.35%
  Met Investors Quality Bond
    Portfolio B, Series A                     8,107    13.448794        109         0.99%        0.85%       5.93%
  Met Investors Quality Bond
    Portfolio B, Series E                         8    13.436036         --         0.99%        1.00%       5.77%
  Met Investors Quality Bond
    Portfolio B, Series F                       509    13.427541          7         0.99%        1.10%       5.67%
  Met Investors Quality Bond
    Portfolio B, Series G                         8    13.414802         --         0.99%        1.25%       5.51%
  Met Investors Quality Bond
    Portfolio B, Series I                     4,849    13.387055         65         0.99%        1.55%       5.19%
  Met Investors Quality Bond
    Portfolio B, Series K                     5,220    13.377050         70         0.99%        1.65%       5.08%
  Met Investors Quality Bond
    Portfolio B, Series N                     7,091    13.362058         95         0.99%        1.80%       4.92%
  Met Investors Select Equity
    Portfolio                             1,067,146    15.754440     16,812         0.48%        1.40%      (7.33%)
  Met Investors Select Equity
    Portfolio Series A                       10,496     9.252285         97         0.48%        0.85%      (6.82%)
  Met Investors Select Equity
    Portfolio B                              21,169    15.718285        333         0.17%        1.40%      (7.64%)
  Met Investors Select Equity
    Portfolio B, Series A                     6,981    15.773112        110         0.17%        0.85%      (7.13%)
  Met Investors Select Equity
    Portfolio B, Series E                         6    15.758140         --         0.17%        1.00%      (7.27%)
  Met Investors Select Equity
    Portfolio B, Series F                         6    15.748165         --         0.17%        1.10%      (7.36%)
  Met Investors Select Equity
    Portfolio B, Series G                         6    15.733217         --         0.17%        1.25%      (7.50%)
  Met Investors Select Equity
    Portfolio B, Series I                       560    15.700656          9         0.17%        1.55%      (7.78%)
  Met Investors Select Equity
    Portfolio B, Series K                     1,512    15.688912         24         0.17%        1.65%      (7.87%)
  Met Investors Select Equity
    Portfolio B, Series N                         7    15.671320         --         0.17%        1.80%      (8.01%)

     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                     (Continued)

                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                              FINANCIAL HIGHLIGHTS

                                                As of December 31, 2001       For the Year ended December 31, 2001
                                          ---------------------------------   ------------------------------------
                                                       Unit      Net Assets    Investment     Expense     Total
                                           Units    Fair Value      (000)     Income Ratio*   Ratio**   Return***
                                          -------   ----------   ----------   -------------   -------   ----------
Accumulation units, continued:
  Met Investors Small Cap Stock
    Portfolio                             580,189   $14.284183     $8,288         0.17%        1.40%      (9.73%)
  Met Investors Small Cap Stock
    Portfolio Series A                      5,556     6.567907         36         0.17%        0.85%      (9.23%)
  Met Investors Small Cap Stock
    Portfolio B                             1,492    14.261437         22         0.03%        1.40%      (9.91%)
  Met Investors Small Cap Stock
    Portfolio B, Series A                   2,036    14.311208         29         0.03%        0.85%      (9.41%)
  Met Investors Small Cap Stock
    Portfolio B, Series E                       7    14.297617         --         0.03%        1.00%      (9.55%)
  Met Investors Small Cap Stock
    Portfolio B, Series F                     245    14.288562          3         0.03%        1.10%      (9.64%)
  Met Investors Small Cap Stock
    Portfolio B, Series G                       7    14.274997         --         0.03%        1.25%      (9.78%)
  Met Investors Small Cap Stock
    Portfolio B, Series I                       8    14.245441         --         0.03%        1.55%     (10.05%)
  Met Investors Small Cap Stock
    Portfolio B, Series K                   2,152    14.234792         31         0.03%        1.65%     (10.14%)
  Met Investors Small Cap Stock
    Portfolio B, Series N                     753    14.218826         11         0.03%        1.80%     (10.27%)
  Met Investors Met Putnam Research
    Portfolio B                                10     8.065922         --         0.72%        1.40%      (3.35%)
  Met Investors Met Putnam Research
    Portfolio B, Series I                   2,423     8.056476         20         0.72%        1.55%      (3.46%)
  Met Investors Met Putnam Research
    Portfolio B, Series K                   8,599     8.050186         69         0.72%        1.65%      (3.54%)
  Met Investors Met Putnam Research
    Portfolio B, Series L                      11     8.049480         --         0.72%        1.70%      (3.57%)
  Met Investors Met Putnam Research
    Portfolio B, Series N                      12     8.040755         --         0.72%        1.80%      (3.65%)
  Met Investors Met Putnam Research
    Portfolio B, Series O                      11     8.041271         --         0.72%        1.85%      (3.69%)
  Met Investors Met Putnam Research
    Portfolio B, Series P                   5,805     8.034479         47         0.72%        1.90%      (3.72%)
  Met Investors Met Putnam Research
    Portfolio B, Series Q                     771     8.035812          6         0.72%        1.95%      (3.76%)
  Met Investors Met Putnam Research
    Portfolio B, Series R                      11     8.045779         --         0.72%        2.00%      (3.80%)
  Met Investors Met Putnam Research
    Portfolio B, Series S                      12     8.025064         --         0.72%        2.05%      (3.84%)
  Met Investors Met Putnam Research
    Portfolio B, Series T                      11     8.027613         --         0.72%        2.10%      (3.88%)
  Met Investors Met Putnam Research
    Portfolio B, Series U                      11     8.037404         --         0.72%        2.25%      (3.99%)
  Met Investors Oppenheimer Capital
    Appreciation  Portfolio B                  10     8.466912         --         0.08%        1.40%      (2.85%)
  Met Investors Oppenheimer Capital
    Appreciation  Portfolio B, Series I       748     8.456989          6         0.08%        1.55%      (2.96%)
  Met Investors Oppenheimer Capital
    Appreciation  Portfolio B, Series K    11,907     8.450379        102         0.08%        1.65%      (3.04%)
  Met Investors Oppenheimer Capital
    Appreciation  Portfolio B, Series L        11     8.449647         --         0.08%        1.70%      (3.07%)
  Met Investors Oppenheimer Capital
    Appreciation  Portfolio B, Series N        12     8.440489         --         0.08%        1.80%      (3.15%)
  Met Investors Oppenheimer Capital
    Appreciation  Portfolio B, Series O        11     8.441032         --         0.08%        1.85%      (3.19%)
  Met Investors Oppenheimer Capital
    Appreciation  Portfolio B, Series P     7,486     8.433892         63         0.08%        1.90%      (3.23%)
  Met Investors Oppenheimer Capital
    Appreciation  Portfolio B, Series Q       721     8.435299          6         0.08%        1.95%      (3.26%)
  Met Investors Oppenheimer Capital
    Appreciation  Portfolio B, Series R        11     8.445763         --         0.08%        2.00%      (3.29%)
  Met Investors Oppenheimer Capital
    Appreciation  Portfolio B, Series S        12     8.424014         --         0.08%        2.05%      (3.34%)
  Met Investors Oppenheimer Capital
    Appreciation  Portfolio B, Series T        11     8.426695         --         0.08%        2.10%      (3.38%)
  Met Investors Oppenheimer Capital
    Appreciation  Portfolio B, Series U        11     8.436969         --         0.08%        2.25%      (3.49%)
  Met Investors PIMCO Money Market
    Portfolio B                             9,324    10.154282         95         0.67%        1.40%       1.22%
  Met Investors PIMCO Money Market
    Portfolio B, Series A                      10    10.189798         --         0.67%        0.85%       1.66%
  Met Investors PIMCO Money Market
    Portfolio B, Series E                      10    10.180132         --         0.67%        1.00%       1.54%
  Met Investors PIMCO Money Market
    Portfolio B, Series F                      10    10.173687         --         0.67%        1.10%       1.46%

     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                     (Continued)

                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                              FINANCIAL HIGHLIGHTS

                                              As of December 31, 2001        For the Year ended December 31, 2001
                                          --------------------------------   -----------------------------------
                                                      Unit      Net Assets    Investment     Expense     Total
                                           Units   Fair Value     (000)      Income Ratio*   Ratio**   Return***
                                          ------   ----------   ----------   -------------   -------   ---------
Accumulation units, continued:
  Met Investors PIMCO Money Market
    Portfolio B, Series G                     10   $10.164030     $ --           0.67%        1.25%       1.34%
  Met Investors PIMCO Money Market
    Portfolio B, Series I                     10    10.142360       --           0.67%        1.55%       1.10%
  Met Investors PIMCO Money Market
    Portfolio B, Series K                 36,452    10.134443      369           0.67%        1.65%       1.02%
  Met Investors PIMCO Money Market
    Portfolio B, Series L                     10    10.133571       --           0.67%        1.70%       0.99%
  Met Investors PIMCO Money Market
    Portfolio B, Series N                  1,651    10.122589       17           0.67%        1.80%       0.91%
  Met Investors PIMCO Money Market
    Portfolio B, Series O                     10    10.123246       --           0.67%        1.85%       0.87%
  Met Investors PIMCO Money Market
    Portfolio B, Series P                 27,537    10.114681      279           0.67%        1.90%       0.83%
  Met Investors PIMCO Money Market
    Portfolio B, Series Q                 30,630    10.116375      310           0.67%        1.95%       0.79%
  Met Investors PIMCO Money Market
    Portfolio B, Series R                     10    10.128944       --           0.67%        2.00%       0.99%
  Met Investors PIMCO Money Market
    Portfolio B, Series S                     10    10.102844       --           0.67%        2.05%       0.71%
  Met Investors PIMCO Money Market
    Portfolio B, Series T                  6,121    10.106064       62           0.67%        2.10%       0.67%
  Met Investors PIMCO Money Market
    Portfolio B, Series U                     10    10.118399       --           0.67%        2.25%       0.81%
  Met Investors Janus Aggressive Growth
    Portfolio B                               10     7.308054        1           0.00%        1.40%      (9.91%)
  Met Investors Janus Aggressive Growth
    Portfolio B, Series I                     13     7.299489       --           0.00%        1.55%     (10.02%)
  Met Investors Janus Aggressive Growth
    Portfolio B, Series K                     13     7.293775       --           0.00%        1.65%     (10.09%)
  Met Investors Janus Aggressive Growth
    Portfolio B, Series L                    939     7.293152        7           0.00%        1.70%     (10.12%)
  Met Investors Janus Aggressive Growth
    Portfolio B, Series N                     13     7.285235       --           0.00%        1.80%     (10.20%)
  Met Investors Janus Aggressive Growth
    Portfolio B, Series O                     12     7.285714       --           0.00%        1.85%     (10.23%)
  Met Investors Janus Aggressive Growth
    Portfolio B, Series P                  4,679     7.279536       34           0.00%        1.90%     (10.27%)
  Met Investors Janus Aggressive Growth
    Portfolio B, Series Q                     12     7.280760       --           0.00%        1.95%     (10.30%)
  Met Investors Janus Aggressive Growth
    Portfolio B, Series R                     13     7.289812       --           0.00%        2.00%     (10.34%)
  Met Investors Janus Aggressive Growth
    Portfolio B, Series S                     13     7.271012       --           0.00%        2.05%     (10.37%)
  Met Investors Janus Aggressive Growth
    Portfolio B, Series T                     12     7.273333       --           0.00%        2.10%     (10.41%)
  Met Investors Janus Aggressive Growth
    Portfolio B, Series U                     13     7.282231       --           0.00%        2.25%     (10.51%)
  Met Investors PIMCO Total Return
    Bond Portfolio B                          10    10.536235        1           1.00%        1.40%       3.87%
  Met Investors PIMCO Total Return
    Bond Portfolio B, Series I                10    10.523893       --           1.00%        1.55%       3.75%
  Met Investors PIMCO Total Return
    Bond Portfolio B, Series K             2,014    10.515687       21           1.00%        1.65%       3.67%
  Met Investors PIMCO Total Return
    Bond Portfolio B, Series L                10    10.514782       --           1.00%        1.70%       3.63%
  Met Investors PIMCO Total Return
    Bond Portfolio B, Series N               166    10.503380        2           1.00%        1.80%       3.54%
  Met Investors PIMCO Total Return
    Bond Portfolio B, Series O             2,401    10.504077       25           1.00%        1.85%       3.50%
  Met Investors PIMCO Total Return
    Bond Portfolio B, Series P               593    10.495175        6           1.00%        1.90%       3.46%
  Met Investors PIMCO Total Return
    Bond Portfolio B, Series Q             1,187    10.496941       12           1.00%        1.95%       3.42%
  Met Investors PIMCO Total Return
    Bond Portfolio B, Series R                10    10.509943       --           1.00%        2.00%       3.38%
  Met Investors PIMCO Total Return
    Bond Portfolio B, Series S               814    10.482897        9           1.00%        2.05%       3.34%
  Met Investors PIMCO Total Return
    Bond Portfolio B, Series T                10    10.486253       --           1.00%        2.10%       3.30%
  Met Investors PIMCO Total Return
    Bond Portfolio B, Series U                10    10.499015       --           1.00%        2.25%       3.18%
  Met Investors PIMCO Innovation
    Portfolio B                               10     6.093409        1           0.00%        1.40%     (16.44%)
  Met Investors PIMCO Innovation
    Portfolio B, Series I                  1,543     6.086250        9           0.00%        1.55%     (16.54%)

     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                     (Continued)

                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                              FINANCIAL HIGHLIGHTS

                                                 As of December 31, 2001       For the Year ended December 31, 2001
                                             -------------------------------   ------------------------------------
                                                        Unit      Net Assets    Investment     Expense    Total
                                             Units   Fair Value     (000)      Income Ratio*   Ratio**   Return***
                                             -----   ----------   ----------   -------------   -------   ----------
Accumulation units, continued:
  Met Investors PIMCO Innovation
    Portfolio B, Series K                    7,384   $ 6.081488      $45           0.00%         1.65%    (16.60%)
  Met Investors PIMCO Innovation
    Portfolio B, Series L                       13     6.080967       --           0.00%         1.70%    (16.64%)
  Met Investors PIMCO Innovation
    Portfolio B, Series N                       15     6.074341       --           0.00%         1.80%    (16.70%)
  Met Investors PIMCO Innovation
    Portfolio B, Series O                       13     6.074755       --           0.00%         1.85%    (16.74%)
  Met Investors PIMCO Innovation
    Portfolio B, Series P                    5,346     6.069589       32           0.00%         1.90%    (16.77%)
  Met Investors PIMCO Innovation
    Portfolio B, Series Q                       13     6.070623       --           0.00%         1.95%    (16.80%)
  Met Investors PIMCO Innovation
    Portfolio B, Series R                       14     6.078185       --           0.00%         2.00%    (16.83%)
  Met Investors PIMCO Innovation
    Portfolio B, Series S                       15     6.062465       --           0.00%         2.05%    (16.87%)
  Met Investors PIMCO Innovation
    Portfolio B, Series T                       13     6.064428       --           0.00%         2.10%    (16.90%)
  Met Investors PIMCO Innovation
    Portfolio B, Series U                       14     6.071856       --           0.00%         2.25%    (17.00%)
  Met Investors MFS Mid Cap Growth
    Portfolio B                                 10     8.236645        1           0.00%         1.40%     (1.00%)
  Met Investors MFS Mid Cap Growth
    Portfolio B, Series I                    1,614     8.226988       13           0.00%         1.55%     (1.12%)
  Met Investors MFS Mid Cap Growth
    Portfolio B, Series K                    1,372     8.220557       11           0.00%         1.65%     (1.19%)
  Met Investors MFS Mid Cap Growth
    Portfolio B, Series L                      340     8.219849        3           0.00%         1.70%     (1.23%)
  Met Investors MFS Mid Cap Growth
    Portfolio B, Series N                       13     8.210931       --           0.00%         1.80%     (1.31%)
  Met Investors MFS Mid Cap Growth
    Portfolio B, Series O                       10     8.211448       --           0.00%         1.85%     (1.35%)
  Met Investors MFS Mid Cap Growth
    Portfolio B, Series P                    4,522     8.204508       37           0.00%         1.90%     (1.39%)
  Met Investors MFS Mid Cap Growth
    Portfolio B, Series Q                       10     8.205862       --           0.00%         1.95%     (1.43%)
  Met Investors MFS Mid Cap Growth
    Portfolio B, Series R                       11     8.216069       --           0.00%         2.00%     (1.47%)
  Met Investors MFS Mid Cap Growth
    Portfolio B, Series S                       13     8.194891       --           0.00%         2.05%     (1.50%)
  Met Investors MFS Mid Cap Growth
    Portfolio B, Series T                       10     8.197496       --           0.00%         2.10%     (1.54%)
  Met Investors MFS Mid Cap Growth
    Portfolio B, Series U                       11     8.207514       --           0.00%         2.25%     (1.66%)
  Met Investors MFS Research International
    Portfolio B                                 10     8.381159        2           0.22%         1.40%     (5.69%)
  Met Investors MFS Research International
    Portfolio B, Series I                    1,931     8.371336       16           0.22%         1.55%     (5.80%)
  Met Investors MFS Research International
    Portfolio B, Series K                    5,536     8.364799       46           0.22%         1.65%     (5.88%)
  Met Investors MFS Research International
    Portfolio B, Series L                       11     8.364074       --           0.22%         1.70%     (5.91%)
  Met Investors MFS Research International
    Portfolio B, Series N                      277     8.354994        2           0.22%         1.80%     (5.99%)
  Met Investors MFS Research International
    Portfolio B, Series O                       11     8.355529       --           0.22%         1.85%     (6.03%)
  Met Investors MFS Research International
    Portfolio B, Series P                    2,774     8.348474       23           0.22%         1.90%     (6.06%)
  Met Investors MFS Research International
    Portfolio B, Series Q                      722     8.349848        6           0.22%         1.95%     (6.10%)
  Met Investors MFS Research International
    Portfolio B, Series R                       11     8.360216       --           0.22%         2.00%     (6.14%)
  Met Investors MFS Research International
    Portfolio B, Series S                       11     8.338689       --           0.22%         2.05%     (6.17%)
  Met Investors MFS Research International
    Portfolio B, Series T                       11     8.341342       --           0.22%         2.10%     (6.21%)
  Met Investors MFS Research International
    Portfolio B, Series U                       11     8.351514       --           0.22%         2.25%     (6.32%)
  Met Investors MIST AIM Small Cap
    Growth Portfolio B                          10    11.852311       --           0.00%         1.40%     18.52%
  Met Investors MIST AIM Small Cap
    Growth Portfolio B, Series I               910    11.848284       11           0.00%         1.55%     18.48%
  Met Investors MIST AIM Small Cap
    Growth Portfolio B, Series K             2,835    11.845599       34           0.00%         1.65%     18.46%
  Met Investors MIST AIM Small Cap
    Growth Portfolio B, Series L               238    11.844254        3           0.00%         1.70%     18.44%

     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                     (Continued)

                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                              FINANCIAL HIGHLIGHTS

                                             As of December 31, 2001       For the Year ended December 31, 2001
                                        --------------------------------   ------------------------------------
                                                   Unit       Net Assets   Investment      Expense    Total
                                        Units    Fair Value      (000)     Income Ratio*   Ratio**   Return***
                                        ------   ----------   ----------   -------------   -------   ----------
Accumulation units, continued:
  Met Investors MIST AIM Small Cap
    Growth Portfolio B, Series N            10   $11.841568      $ --          0.00%         1.80%     18.42%
  Met Investors MIST AIM Small Cap
    Growth Portfolio B, Series O            10    11.840229        --          0.00%         1.85%     18.40%
  Met Investors MIST AIM Small Cap
    Growth Portfolio B, Series P           261    11.838879         3          0.00%         1.90%     18.39%
  Met Investors MIST AIM Small Cap
    Growth Portfolio B, Series Q            10    11.837543        --          0.00%         1.95%     18.38%
  Met Investors MIST AIM Small Cap
    Growth Portfolio B, Series R            10    11.836197        --          0.00%         2.00%     18.36%
  Met Investors MIST AIM Small Cap
    Growth Portfolio B, Series S            10    11.834858        --          0.00%         2.05%     18.35%
  Met Investors MIST AIM Small Cap
    Growth Portfolio B, Series T            10    11.833517        --          0.00%         2.10%     18.34%
  Met Investors MIST AIM Small Cap
    Growth Portfolio B, Series U            10    11.829489        --          0.00%         2.25%     18.30%
  Met Investors MIST AIM Mid Cap
    Equity Portfolio B                      10    10.991234         1          0.00%         1.40%      9.91%
  Met Investors MIST AIM Mid Cap
    Equity Portfolio B, Series I            10    10.987487        --          0.00%         1.55%      9.88%
  Met Investors MIST AIM Mid Cap
    Equity Portfolio B, Series K         3,065    10.984994        34          0.00%         1.65%      9.85%
  Met Investors MIST AIM Mid Cap
    Equity Portfolio B, Series L            10    10.983749        --          0.00%         1.70%      9.84%
  Met Investors MIST AIM Mid Cap
    Equity Portfolio B, Series N            10    10.981256        --          0.00%         1.80%      9.81%
  Met Investors MIST AIM Mid Cap
    Equity Portfolio B, Series O            10    10.980009        --          0.00%         1.85%      9.80%
  Met Investors MIST AIM Mid Cap
    Equity Portfolio B, Series P            10    10.978760        --          0.00%         1.90%      9.79%
  Met Investors MIST AIM Mid Cap
    Equity Portfolio B, Series Q            10    10.977513        --          0.00%         1.95%      9.78%
  Met Investors MIST AIM Mid Cap
    Equity Portfolio B, Series R            10    10.976269        --          0.00%         2.00%      9.76%
  Met Investors MIST AIM Mid Cap
    Equity Portfolio B, Series S            10    10.975020        --          0.00%         2.05%      9.75%
  Met Investors MIST AIM Mid Cap
    Equity Portfolio B, Series T            10    10.973778        --          0.00%         2.10%      9.74%
  Met Investors MIST AIM Mid Cap
    Equity Portfolio B, Series U            10    10.970039        --          0.00%         2.25%      9.70%
  Met Investors MIST SSR Concentrated
    Int'l Portfolio B                       10    10.935611         1          0.08%         1.40%      9.36%
  Met Investors MIST SSR Concentrated
    Int'l Portfolio B, Series I          1,414    10.931888        15          0.08%         1.55%      9.32%
  Met Investors MIST SSR Concentrated
    Int'l Portfolio B, Series K             10    10.929396        --          0.08%         1.65%      9.29%
  Met Investors MIST SSR Concentrated
    Int'l Portfolio B, Series L            138    10.928158         2          0.08%         1.70%      9.28%
  Met Investors MIST SSR Concentrated
    Int'l Portfolio B, Series N             10    10.925670        --          0.08%         1.80%      9.26%
  Met Investors MIST SSR Concentrated
    Int'l Portfolio B, Series O             10    10.924432        --          0.08%         1.85%      9.24%
  Met Investors MIST SSR Concentrated
    Int'l Portfolio B, Series P             10    10.923190        --          0.08%         1.90%      9.23%
  Met Investors MIST SSR Concentrated
    Int'l Portfolio B, Series Q             10    10.921950        --          0.08%         1.95%      9.22%
  Met Investors MIST SSR Concentrated
    Int'l Portfolio B, Series R             10    10.920707        --          0.08%         2.00%      9.21%
  Met Investors MIST SSR Concentrated
    Int'l Portfolio B, Series S             10    10.919466        --          0.08%         2.05%      9.20%
  Met Investors MIST SSR Concentrated
    Int'l Portfolio B, Series T             10    10.918227        --          0.08%         2.10%      9.18%
  Met Investors MIST SSR Concentrated
    Int'l Portfolio B, Series U             10    10.914501        --          0.08%         2.25%      9.15%
  MetLife Stock Index
    Portfolio B                             10    10.849814         2          0.00%         1.40%    (14.76%)
  MetLife Stock Index
    Portfolio B, Series I                   10    10.846117        --          0.00%         1.55%    (14.89%)
  MetLife Stock Index
    Portfolio B, Series K               10,267    10.843650       111          0.00%         1.65%    (14.98%)
  MetLife Stock Index
    Portfolio B, Series L                  384    10.842420         4          0.00%         1.70%    (15.02%)
  MetLife Stock Index
    Portfolio B, Series N                   10    10.839954        --          0.00%         1.80%    (15.11%)
  MetLife Stock Index
    Portfolio B, Series O                   10    10.838729        --          0.00%         1.85%    (15.15%)

     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                     (Continued)

                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                              FINANCIAL HIGHLIGHTS

                                        As of December 31, 2001        For the Year ended December 31, 2001
                                   ---------------------------------   ------------------------------------
                                               Unit       Net Assets   Investment      Expense   Total
                                   Units     Fair Value      (000)     Income Ratio*   Ratio**   Return***
                                   -------   ----------   ----------   -------------   -------   ----------
Accumulation units, continued:
  MetLife Stock Index
Portfolio B, Series P                   10   $10.837498     $   --         0.00%         1.90%    (15.19%)
  MetLife Stock Index
    Portfolio B, Series Q               10    10.836267         --         0.00%         1.95%    (15.23%)
  MetLife Stock Index
    Portfolio B, Series R               10    10.835035         --         0.00%         2.00%    (15.28%)
  MetLife Stock Index
    Portfolio B, Series S               10    10.833803         --         0.00%         2.05%    (15.32%)
  MetLife Stock Index
    Portfolio B, Series T               10    10.832576         --         0.00%         2.10%    (15.36%)
  MetLife Stock Index
    Portfolio B, Series U               10    10.828879         --         0.00%         2.25%    (15.49%)
  GACC Money Market
    Fund                           312,430    12.412493      3,878         0.00%         1.40%      2.59%
  GACC Money Market Fund,
    Series A                            10    10.845946         --         0.00%         0.85%      3.20%
  Russell Multi-Style
    Equity Fund                    442,055    10.773429      4,762         0.46%         1.40%    (15.41%)
  Russell Aggressive
   Equity Fund                      96,297     9.855028        949         0.11%         1.40%     (3.73%)
  Russell Non-US
    Fund                           217,834     9.539850      2,078         0.63%         1.40%    (23.12%)
  Russell Core Bond
    Fund                           308,641    11.969959      3,694         5.96%         1.40%      5.91%
  Russell Real Estate Securities
    Fund                            28,051    12.535084        352         5.17%         1.40%      6.33%
  AIM V.I. Value
    Fund                           467,959    12.153563      5,688         0.14%         1.40%    (13.79%)
  AIM V.I. Value Fund
    Series A                        55,034     7.189086        396         0.14%         0.85%    (13.31%)
  AIM V.I. Value Fund,
    Series E                             7    12.184389         --         0.14%         1.00%    (13.43%)
  AIM V.I. Value Fund,
    Series F                           888    12.176678         11         0.14%         1.10%    (13.51%)
  AIM V.I. Value Fund,
    Series G                         1,175    12.165116         14         0.14%         1.25%    (13.65%)
  AIM V.I. Value Fund,
    Series I                         5,756    12.139920         70         0.14%         1.55%    (13.91%)
  AIM V.I. Value Fund,
    Series K                        10,835    12.130840        131         0.14%         1.65%    (13.99%)
  AIM V.I. Value Fund,
    Series N                             8    12.117240         --         0.14%         1.80%    (14.12%)
  AIM V.I. Capital Appreciation
    Fund                           292,929    11.183281      3,277         0.00%         1.40%    (24.35%)
  AIM V.I. Capital Appreciation
    Fund Series A                   44,402     5.955311        264         0.00%         0.85%    (23.93%)
  AIM V.I. Capital Appreciation
    Fund, Series E                       8    11.211653         --         0.00%         1.00%    (24.05%)
  AIM V.I. Capital Appreciation
    Fund, Series F                     535    11.204557          6         0.00%         1.10%    (24.13%)
  AIM V.I. Capital Appreciation
    Fund, Series G                       8    11.193917         --         0.00%         1.25%    (24.24%)
  AIM V.I. Capital Appreciation
    Fund, Series I                   2,193    11.170733         24         0.00%         1.55%    (24.47%)
  AIM V.I. Capital Appreciation
    Fund, Series K                   7,312    11.162385         82         0.00%         1.65%    (24.55%)
  AIM V.I. Capital Appreciation
    Fund, Series N                   1,635    11.149853         18         0.00%         1.80%    (24.66%)
  AIM V.I. International Equity
    Fund                            56,838     9.553604        543         0.33%         1.40%    (24.60%)
  AIM V.I. International Equity
    Fund Series A                    7,303     5.975035         44         0.33%         0.85%    (24.18%)
  AIM V.I. International Equity
    Fund, Series E                       9     9.577854         --         0.33%         1.00%    (24.30%)
  AIM V.I. International Equity
    Fund, Series F                     206     9.571780          2         0.33%         1.10%    (24.38%)
  AIM V.I. International Equity
    Fund, Series G                       9     9.562691         --         0.33%         1.25%    (24.49%)
  AIM V.I. International Equity
    Fund, Series I                   2,522     9.542879         24         0.33%         1.55%    (24.72%)
  AIM V.I. International Equity
    Fund, Series K                     526     9.535727          5         0.33%         1.65%    (24.79%)
  AIM V.I. International Equity
    Fund, Series N                   1,034     9.525031         10         0.33%         1.80%    (24.91%)
  Alliance Premier Growth
    Portfolio                      283,937    12.810908      3,637         0.00%         1.40%    (18.37%)

     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                     (Continued)

                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                              FINANCIAL HIGHLIGHTS

                                                   As of December 31, 2001        For the Year ended December 31, 2001
                                               --------------------------------   ------------------------------------
                                                           Unit      Net Assets     Investment    Expense     Total
                                                Units   Fair Value     (000)      Income Ratio*   Ratio**   Return***
                                               ------   ----------   ----------   -------------   -------   ----------
Accumulation units, continued:
   Alliance Premier Growth
      Portfolio B                              28,919   $12.767316     $368           0.00%       1.40%     (18.56%)
   Alliance Premier Growth
      Portfolio B, Series I                     9,849    12.753411      126           0.00%       1.55%     (18.68%)
   Alliance Premier Growth
      Portfolio B, Series K                    21,721    12.744148      277           0.00%       1.65%     (18.76%)
   Alliance Premier Growth
      Portfolio B, Series N                    46,091    12.730273      587           0.00%       1.80%     (18.88%)
   Alliance Bernstein Real Estate
      Investment Portfolio                     81,215    10.217179      830           3.21%       1.40%       9.25%
   Alliance Bernstein Real Estate
      Investment Portfolio B                   12,679    10.192752      129           0.33%       1.40%      12.68%
   Alliance Bernstein Real Estate
      Investment Portfolio B, Series I          3,446    10.182084       35           0.33%       1.55%      12.56%
   Alliance Bernstein Real Estate
      Investment Portfolio B, Series K          9,004    10.174973       92           0.33%       1.65%      12.48%
   Alliance Bernstein Real Estate
      Investment Portfolio B, Series N         20,882    10.164324      212           0.33%       1.80%      12.37%
   Alliance Bernstein Small Cap
      Portfolio B                                 325    11.095691        4           0.00%       1.40%      10.96%
   Alliance Bernstein Small Cap
      Portfolio B, Series I                        10    11.084570       --           0.00%       1.55%      10.85%
   Alliance Bernstein Small Cap
      Portfolio B, Series K                     1,665    11.077159       18           0.00%       1.65%      10.77%
   Alliance Bernstein Small Cap
      Portfolio B, Series N                        10    11.066056       --           0.00%       1.80%      10.66%
   Alliance Bernstein Value
      Portfolio B                                  36     9.976213        1           0.00%       1.40%      (0.24%)
   Alliance Bernstein Value
      Portfolio B, Series I                        10     9.966212       --           0.00%       1.55%      (0.34%)
   Alliance Bernstein Value
      Portfolio B, Series K                        10     9.959547       --           0.00%       1.65%      (0.41%)
   Alliance Bernstein Value
      Portfolio B, Series N                        10     9.949574       --           0.00%       1.80%      (0.50%)
   Liberty Newport Tiger Fund,
      Variable                                  7,298    10.298309       75           0.80%       1.40%     (19.61%)
   Liberty Newport Tiger Fund,
      Variable Series I                             9    10.287093       --           0.80%       1.55%     (19.74%)
   Liberty Newport Tiger Fund,
      Variable Series K                             9    10.279624       --           0.80%       1.65%     (19.83%)
   Liberty Newport Tiger Fund,
      Variable Series N                             9    10.268429       --           0.80%       1.80%     (19.95%)
   Goldman Sachs Growth and Income
      Fund                                     34,764     8.656980      302           0.43%       1.40%     (10.60%)
   Goldman Sachs Growth and Income Fund,
      Series I                                     12     8.647553       --           0.43%       1.55%     (10.74%)
   Goldman Sachs Growth and Income Fund,
      Series K                                    633     8.641278        5           0.43%       1.65%     (10.83%)
   Goldman Sachs Growth and Income Fund,
      Series N                                     12     8.631869       --           0.43%       1.80%     (10.96%)
   Goldman Sachs International Equity Fund     32,627     9.740698      318           1.43%       1.40%     (23.35%)
   Goldman Sachs International Equity Fund,
      Series I                                      9     9.730088       --           1.43%       1.55%     (23.46%)
   Goldman Sachs International Equity Fund,
      Series K                                    975     9.723017        9           1.43%       1.65%     (23.54%)
   Goldman Sachs International Equity Fund,
      Series N                                      9     9.712412       --           1.43%       1.80%     (23.66%)
   Goldman Sachs Global Income Fund             8,574    11.732665      101           5.65%       1.40%       3.34%
   Goldman Sachs Global Income Fund,
      Series I                                    450    11.719888        5           5.65%       1.55%       3.18%
   Goldman Sachs Global Income Fund,
      Series K                                  1,184    11.711380       14           5.65%       1.65%       3.08%
   Goldman Sachs Global Income Fund,
      Series N                                    324    11.698638        4           5.65%       1.80%       2.93%
   Goldman Sachs Internet Tollkeeper Fund      18,660     4.259904       79           0.00%       1.40%     (34.59%)
   Goldman Sachs Internet Tollkeeper Fund,
      Series I                                  2,277     4.255263       10           0.00%       1.55%     (34.71%)
   Goldman Sachs Internet Tollkeeper Fund,
      Series K                                    912     4.252165        4           0.00%       1.65%     (34.77%)
   Goldman Sachs Internet Tollkeeper Fund,
      Series N                                     20     4.247531       --           0.00%       1.80%     (34.87%)
   Scudder II Dreman High Return Equity
      Portfolio                                    10    12.073065       --           1.67%       1.40%       0.36%

     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                     (Continued)

                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                              FINANCIAL HIGHLIGHTS

                                                               As of December 31, 2001         For the Year ended December 31, 2001
                                                           ---------------------------------   ------------------------------------
                                                                        Unit      Net Assets    Investment     Expense     Total
                                                            Units    Fair Value      (000)     Income Ratio*   Ratio**   Return***
                                                           -------   ----------   ----------   -------------   -------   ---------
Accumulation units, continued:
   Scudder II Small Cap Growth Portfolio                    20,746   $ 9.581495     $  199         0.00%        1.40%     (29.78%)
   Scudder II Small Cap Growth Portfolio, Series I              10     9.571151         --         0.00%        1.55%     (29.90%)
   Scudder II Small Cap Growth Portfolio, Series K              10     9.564269         --         0.00%        1.65%     (29.97%)
   Scudder II Small Cap Growth Portfolio, Series N              10     9.553958         --         0.00%        1.80%     (30.08%)
   Scudder II Small Cap Value Portfolio                     32,714    10.580230        346         0.00%        1.40%      16.04%
   Scudder II Small Cap Value Portfolio, Series I              913    10.568840         10         0.00%        1.55%      15.86%
   Scudder II Small Cap Value Portfolio, Series K               11    10.561257         --         0.00%        1.65%      15.75%
   Scudder II Small Cap Value Portfolio, Series N               11    10.549871         --         0.00%        1.80%      15.57%
   Scudder II Government Securities Portfolio               79,055    12.242645        968         1.97%        1.40%       6.00%
   Scudder II Government Securities Portfolio, Series I          8    12.229458         --         1.97%        1.55%       5.84%
   Scudder II Government Securities Portfolio, Series K          8    12.220680         --         1.97%        1.65%       5.73%
   Scudder II Government Securities Portfolio, Series N          8    12.207514         --         1.97%        1.80%       5.57%
   MFS Bond Series                                              10    11.983634         --         6.02%        1.40%       7.26%
   MFS Research Series                                      93,736    10.854374      1,017         0.02%        1.40%     (22.35%)
   MFS Research Series B                                     1,034    10.837961         12         0.00%        1.40%     (22.49%)
   MFS Research Series B, Series I                               9    10.826156         --         0.00%        1.55%     (22.60%)
   MFS Research Series B, Series K                             507    10.818288          5         0.00%        1.65%     (22.68%)
   MFS Research Series B, Series N                               9    10.806499         --         0.00%        1.80%     (22.80%)
   MFS Emerging Growth Series                               88,547    11.999519      1,063         0.00%        1.40%     (34.42%)
   MFS Emerging Growth Series B                                  8    11.968714         --         0.00%        1.40%     (34.55%)
   MFS Emerging Growth Series B, Series I                        8    11.955671         --         0.00%        1.55%     (34.65%)
   MFS Emerging Growth Series B, Series K                        8    11.946982         --         0.00%        1.65%     (34.71%)
   MFS Emerging Growth Series B, Series N                      332    11.933961          4         0.00%        1.80%     (34.81%)
   MFS Emerging Markets Equity                                  --           --         --         0.00%        1.40%       8.60%
   MFS High Income Series                                   35,874     9.589651        344         8.00%        1.40%       0.65%
   MFS High Income Series B                                  9,122     9.539603         86         0.03%        1.40%       0.20%
   MFS High Income Series B, Series I                        1,686     9.529217         16         0.03%        1.55%       0.05%
   MFS High Income Series B, Series K                        3,862     9.522312         37         0.03%        1.65%      (0.05%)
   MFS High Income Series B, Series N                       11,416     9.511941        109         0.03%        1.80%      (0.20%)
   MFS Global Governments Series                             1,378    10.954090         15         3.76%        1.40%       3.29%
   MFS Global Governments Series B                               9    10.940184         --         3.70%        1.40%       3.10%
   MFS Global Governments Series B, Series I                     9    10.928274         --         3.70%        1.55%       2.94%
   MFS Global Governments Series B, Series K                     9    10.920347         --         3.70%        1.65%       2.84%
   MFS Global Governments Series B, Series N                     9    10.908456         --         3.70%        1.80%       2.69%
   MFS Investors Trust Series                              172,738    10.366824      1,791         0.51%        1.40%     (17.13%)
   MFS Investors Trust Series B                             24,980    10.343215        258         0.00%        1.40%     (17.28%)
   MFS Investors Trust Series B, Series I                    4,119    10.331954         43         0.00%        1.55%     (17.40%)
   MFS Investors Trust Series B, Series K                   14,306    10.324448        148         0.00%        1.65%     (17.48%)

     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                     (Continued)

                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                              FINANCIAL HIGHLIGHTS

                                                               As of December 31, 2001         For the Year ended December 31, 2001
                                                         -----------------------------------   ------------------------------------
                                                                        Unit      Net Assets     Investment    Expense     Total
                                                           Units     Fair Value     (000)      Income Ratio*   Ratio**   Return***
                                                         ---------   ----------   ----------   -------------   -------   ---------
Accumulation units, continued:
   MFS Investors Trust Series B, Series N                 30,450     $10.313205     $  314          0.00%       1.80%     (17.61%)
   MFS New Discovery Series                               45,496       8.063233        367          0.00%       1.40%      (6.36%)
   MFS New Discovery Series B                             25,818       8.041413        207          0.00%       1.40%      (6.58%)
   MFS New Discovery Series B, Series I                    6,845       8.032660         56          0.00%       1.55%      (6.72%)
   MFS New Discovery Series B, Series K                   20,913       8.026828        168          0.00%       1.65%      (6.81%)
   MFS New Discovery Series B, Series N                   32,966       8.018085        264          0.00%       1.80%      (6.95%)
   New England Davis Venture Value E                          10      10.156586         --          0.00%       1.40%     (12.45%)
   New England Davis Venture Value E, Series I             1,906      10.144691         19          0.00%       1.55%     (12.58%)
   New England Davis Venture Value E, Series K             9,127      10.136771         93          0.00%       1.65%     (12.67%)
   New England Davis Venture Value E, Series L               277      10.135898          3          0.00%       1.70%     (12.71%)
   New England Davis Venture Value E, Series N               173      10.124913          2          0.00%       1.80%     (12.80%)
   New England Davis Venture Value E, Series O                 9      10.125565         --          0.00%       1.85%     (12.84%)
   New England Davis Venture Value E, Series P             3,919      10.116997         40          0.00%       1.90%     (12.89%)
   New England Davis Venture Value E, Series Q               609      10.118686          6          0.00%       1.95%     (12.93%)
   New England Davis Venture Value E, Series R                10      10.131238         --          0.00%       2.00%     (12.97%)
   New England Davis Venture Value E, Series S               840      10.105156          8          0.00%       2.05%     (13.02%)
   New England Davis Venture Value E, Series T                 9      10.108370         --          0.00%       2.10%     (13.06%)
   New England Davis Venture Value E, Series U                10      10.120696         --          0.00%       2.25%     (13.19%)
   New England Harris Oakmark MidCap Value B                  10      11.947753         --          0.00%       1.40%      25.66%
   New England Harris Oakmark MidCap Value B, Series I        10      11.933782         --          0.00%       1.55%      25.47%
   New England Harris Oakmark MidCap Value B, Series K     6,344      11.924478         76          0.00%       1.65%      25.35%
   New England Harris Oakmark MidCap Value B, Series L         9      11.923451         --          0.00%       1.70%      25.28%
   New England Harris Oakmark MidCap Value B, Series N        10      11.910526         --          0.00%       1.80%      25.16%
   New England Harris Oakmark MidCap Value B, Series O         9      11.911307         --          0.00%       1.85%      25.09%
   New England Harris Oakmark MidCap Value B, Series P     2,769      11.901244         33          0.00%       1.90%      25.03%
   New England Harris Oakmark MidCap Value B, Series Q         9      11.903225         --          0.00%       1.95%      24.97%
   New England Harris Oakmark MidCap Value B, Series R         9      11.917960         --          0.00%       2.00%      24.91%
   New England Harris Oakmark MidCap Value B, Series S       719      11.887327          9          0.00%       2.05%      24.84%
   New England Harris Oakmark MidCap Value B, Series T         9      11.891112         --          0.00%       2.10%      24.78%
   New England Harris Oakmark MidCap Value B, Series U         9      11.905572         --          0.00%       2.25%      24.59%
   Oppenheimer Capital Appreciation Fund                  31,245      14.505374        453          0.66%       1.40%     (13.80%)
   Oppenheimer Main Street Growth & Income Fund           51,669       9.889248        511          0.61%       1.40%     (11.41%)
   Oppenheimer High Income Fund                           28,146       9.724649        274         11.32%       1.40%       0.55%
   Oppenheimer Bond Fund                                  84,101      11.394323        958          7.36%       1.40%       6.28%
   Oppenheimer Strategic Bond Fund                         8,142      10.784383         88          2.80%       1.40%       3.38%
   Putnam VT Growth and Income Fund                      187,714      11.267716      2,115          1.69%       1.40%      (7.48%)
   Putnam VT Growth and Income Fund B                        935      11.222898         10          0.00%       1.40%      (7.70%)
   Putnam VT Growth and Income Fund B, Series I            1,343      11.210673         16          0.00%       1.55%      (7.84%)

     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                     (Continued)

                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                              FINANCIAL HIGHLIGHTS

                                                      As of December 31, 2001         For the Year ended December 31, 2001
                                                  ---------------------------------   ------------------------------------
                                                               Unit      Net Assets    Investment     Expense     Total
                                                   Units    Fair Value     (000)      Income Ratio*   Ratio**   Return***
                                                  -------   ----------   ----------   -------------   -------   ----------
Accumulation units, continued:
   Putnam VT Growth and Income Fund B, Series K       207   $11.202545     $    2          0.00%        1.65%     (7.93%)
   Putnam VT Growth and Income Fund B, Series N         9    11.190345         --          0.00%        1.80%     (8.07%)
   Putnam VT New Value Fund                         9,654    12.809859        124          0.94%        1.40%      2.16%
   Putnam VT New Value Fund B                           8    12.763839         --          0.00%        1.40%      1.87%
   Putnam VT New Value Fund B, Series I                 8    12.749942         --          0.00%        1.55%      1.72%
   Putnam VT New Value Fund B, Series K                 8    12.740689         --          0.00%        1.65%      1.62%
   Putnam VT New Value Fund B, Series N               362    12.726824          5          0.00%        1.80%      1.47%
   Putnam VT Vista Fund                            61,259    11.065693        678          0.00%        1.40%    (34.33%)
   Putnam VT Vista Fund B                               8    11.036442         --          0.00%        1.40%    (34.43%)
   Putnam VT Vista Fund B, Series I                     8    11.024422         --          0.00%        1.55%    (34.53%)
   Putnam VT Vista Fund B, Series K                     8    11.016404         --          0.00%        1.65%    (34.60%)
   Putnam VT Vista Fund B, Series N                   636    11.004394          7          0.00%        1.80%    (34.70%)
   Putnam VT International Growth Fund            137,711    12.981874      1,788          0.36%        1.40%    (21.53%)
   Putnam VT International Growth Fund B           19,601    12.931708        254          0.00%        1.40%    (21.72%)
   Putnam VT International Growth Fund B,
      Series I                                      4,732    12.917622         61          0.00%        1.55%    (21.84%)
   Putnam VT International Growth Fund B,
      Series K                                     14,195    12.908230        183          0.00%        1.65%    (21.92%)
   Putnam VT International Growth Fund B,
      Series N                                     30,438    12.894161        392          0.00%        1.80%    (22.04%)
   Putnam VT International New Opportunities
      Fund                                         22,906     9.760253        224          0.00%        1.40%    (29.52%)
   Putnam VT International New Opportunities
      Fund B                                            9     9.723656         --          0.00%        1.40%    (29.68%)
   Putnam VT International New Opportunities
      Fund B, Series I                                  9     9.713052         --          0.00%        1.55%    (29.78%)
   Putnam VT International New Opportunities
      Fund B, Series K                                409     9.705998          4          0.00%        1.65%    (29.85%)
   Putnam VT International New Opportunities
      Fund B, Series N                                444     9.695419          4          0.00%        1.80%    (29.96%)
   Templeton Global Income Securities Fund          4,288    10.186078         44          3.58%        1.40%      1.11%
   Templeton Global Income Securities Fund
      Series A                                         10    10.703774         --          3.58%        0.85%      1.72%
   Templeton Global Income Securities Fund B        1,898    10.144355         20          0.67%        1.40%      0.81%
   Templeton Global Income Securities Fund B,
      Series A                                         10    10.179722         --          0.67%        0.85%      1.37%
   Templeton Global Income Securities Fund B,
      Series E                                         10    10.170063         --          0.67%        1.00%      1.22%
   Templeton Global Income Securities Fund B,
      Series F                                         10    10.163622         --          0.67%        1.10%      1.12%
   Templeton Global Income Securities Fund B,
      Series G                                         10    10.153993         --          0.67%        1.25%      0.96%
   Templeton Global Income Securities Fund B,
      Series I                                         10    10.132982         --          0.67%        1.55%      0.66%
   Templeton Global Income Securities Fund B,
      Series K                                         10    10.125396         --          0.67%        1.65%      0.56%
   Templeton Global Income Securities Fund B,
      Series N                                         10    10.114046         --          0.67%        1.80%      0.41%
   Franklin Small Cap Fund                         55,985    12.246229        686          0.52%        1.40%    (16.20%)
   Franklin Small Cap Fund Series A                   817     6.024630          5          0.52%        0.85%    (15.74%)
   Franklin Small Cap Fund B                        6,840    12.198150         85          0.02%        1.40%    (16.43%)
   Franklin Small Cap Fund B, Series A              1,670    12.240714         20          0.02%        0.85%    (15.97%)
   Franklin Small Cap Fund B, Series E                  8    12.229092         --          0.02%        1.00%    (16.10%)
   Franklin Small Cap Fund B, Series F                114    12.221351          1          0.02%        1.10%    (16.18%)

     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                     (Continued)

                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                              FINANCIAL HIGHLIGHTS

                                                                 As of December 31, 2001        For the Year ended December 31, 2001
                                                             --------------------------------   ------------------------------------
                                                                        Unit       Net Assets    Investment      Expense    Total
                                                              Units   Fair Value      (000)     Income Ratio*    Ratio**   Return***
                                                             ------   ----------   ----------   -------------   --------   ---------
Accumulation units, continued:
  Franklin Small Cap Fund B, Series G                             8   $12.209734     $ --           0.02%         1.25%    (16.31%)
  Franklin Small Cap Fund B, Series I                             9    12.184460       --           0.02%         1.55%    (16.56%)
  Franklin Small Cap Fund B, Series K                         1,589    12.175342       19           0.02%         1.65%    (16.65%)
  Franklin Small Cap Fund B, Series N                             9    12.161685       --           0.02%         1.80%    (16.77%)
  Templeton Growth  Fund Securities  Fund                    19,204    13.778367      265           2.24%         1.40%     (2.37%)
  Templeton Growth  Fund Securities  Fund Series A            4,026    10.200550       41           2.24%         0.85%     (1.83%)
  Templeton Growth Securities Fund B                          3,811    12.947524       50           0.19%         1.40%     (2.69%)
  Templeton Growth Securities Fund B, Series A                    8    12.992689       --           0.19%         0.85%     (2.15%)
  Templeton Growth Securities Fund B, Series E                    8    12.980355       --           0.19%         1.00%     (2.30%)
  Templeton Growth Securities Fund B, Series F                    8    12.972142       --           0.19%         1.10%     (2.40%)
  Templeton Growth Securities Fund B, Series G                    8    12.959828       --           0.19%         1.25%     (2.54%)
  Templeton Growth Securities Fund B, Series I                    8    12.933004       --           0.19%         1.55%     (2.84%)
  Templeton Growth Securities Fund B, Series K                    8    12.923341       --           0.19%         1.65%     (2.93%)
  Templeton Growth Securities Fund B, Series N                    8    12.908840       --           0.19%         1.80%     (3.08%)
  Templeton International Securities Fund                    92,295     8.940744      825           3.22%         1.40%    (16.93%)
  Templeton International Securities Fund Series A            1,052     8.335768        9           3.22%         0.85%    (16.47%)
  Templeton International Securities Fund B                   6,622     8.918168       59           0.70%         1.40%    (17.17%)
  Templeton International Securities Fund B, Series A         9,678     8.949298       87           0.70%         0.85%    (16.71%)
  Templeton International Securities Fund B, Series E            10     8.940798       --           0.70%         1.00%    (16.84%)
  Templeton International Securities Fund B, Series F           169     8.935139        2           0.70%         1.10%    (16.92%)
  Templeton International Securities Fund B, Series G            10     8.926643       --           0.70%         1.25%    (17.05%)
  Templeton International Securities Fund B, Series I            11     8.908162       --           0.70%         1.55%    (17.30%)
  Templeton International Securities Fund B, Series K           461     8.901506        4           0.70%         1.65%    (17.38%)
  Templeton International Securities Fund B, Series N            11     8.891510       --           0.70%         1.80%    (17.50%)
  Templeton Developing Markets Securities Fund               55,737     7.000337      390           1.06%         1.40%     (9.36%)
  Templeton Developing Markets Securities Fund B             15,000     6.977321      106           0.10%         1.40%     (9.37%)
  Templeton Developing Markets Securities Fund B, Series I    2,527     6.969734       17           0.10%         1.55%     (9.50%)
  Templeton Developing Markets Securities Fund B, Series K   11,943     6.964671       83           0.10%         1.65%     (9.59%)
  Templeton Developing Markets Securities Fund B, Series N   26,476     6.957091      184           0.10%         1.80%     (9.73%)
  Templeton Mutual Shares Securities Fund                    58,419    12.280005      717           1.74%         1.40%      5.81%
  Templeton Mutual Shares Securities Fund B                   9,278    12.232460      114           0.36%         1.40%      5.55%
  Templeton Mutual Shares Securities Fund B, Series I         3,224    12.219247       39           0.36%         1.55%      5.39%
  Templeton Mutual Shares Securities Fund B, Series K        12,778    12.210438      156           0.36%         1.65%      5.28%
  Templeton Mutual Shares Securities Fund B, Series N        20,428    12.197249      249           0.36%         1.80%      5.12%
  Franklin Large Cap Growth Securities Fund                  62,694    13.345048      837           0.63%         1.40%    (12.49%)
  Franklin Large Cap Growth Securities Fund Series A          8,932     8.501135       76           0.63%         0.85%    (12.01%)
  Franklin Large Cap Growth Securities Fund B                 2,791    13.305369       37           0.08%         1.40%    (12.67%)
  Franklin Large Cap Growth Securities Fund B, Series A         348    13.351805        5           0.08%         0.85%    (12.18%)

     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                     (Continued)

                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                              FINANCIAL HIGHLIGHTS

                                                              As of December 31, 2001         For the Year ended December 31, 2001
                                                          ---------------------------------   ------------------------------------
                                                                      Unit       Net Assets    Investment     Expense     Total
                                                           Units    Fair Value      (000)     Income Ratio*   Ratio**   Return***
                                                          -------   ----------   ----------   -------------   -------   ---------
Accumulation units, continued:
  Franklin Large Cap Growth Securities Fund B, Series E         7   $13.339126     $   --         0.08%        1.00%    (12.31%)
  Franklin Large Cap Growth Securities Fund B, Series F         7    13.330682         --         0.08%        1.10%    (12.40%)
  Franklin Large Cap Growth Securities Fund B, Series G         7    13.318018         --         0.08%        1.25%    (12.54%)
  Franklin Large Cap Growth Securities Fund B, Series I     1,267    13.290455         17         0.08%        1.55%    (12.80%)
  Franklin Large Cap Growth Securities Fund B, Series K        83    13.280510          1         0.08%        1.65%    (12.89%)
  Franklin Large Cap Growth Securities Fund B, Series N         7    13.265620         --         0.08%        1.80%    (13.02%)
  Fidelity VIP Growth Portfolio                             7,762    12.672962         98         0.09%        1.40%    (18.79%)
  Fidelity VIP Growth Portfolio B                             901    12.611329         11         0.00%        1.40%    (19.44%)
  Fidelity VIP Growth Portfolio B, Series I                     7    12.598422         --         0.00%        1.55%    (19.56%)
  Fidelity VIP Growth Portfolio B, Series K                 6,023    12.589814         76         0.00%        1.65%    (19.64%)
  Fidelity VIP Growth Portfolio B, Series N                     7    12.576934         --         0.00%        1.80%    (19.77%)
  Fidelity VIP II Contrafund Portfolio                      3,003    12.137705         36         0.41%        1.40%    (13.48%)
  Fidelity VIP III Growth Portfolio Opportunities           1,904     8.378620         16         0.39%        1.40%    (15.61%)
  Fidelity VIP III Growth Portfolio & Income Portfolio      5,245    11.287229         59         1.61%        1.40%    (10.02%)
  Fidelity VIP Equity-Income Portfolio                        675    11.220195          8         2.45%        1.40%     (6.28%)
  Fidelity VIP Equity-Income Portfolio B                        9    11.141971         --         0.00%        1.40%     (6.55%)
  Fidelity VIP Equity-Income Portfolio B, Series I              9    11.130575         --         0.00%        1.55%     (6.69%)
  Fidelity VIP Equity-Income Portfolio B, Series K          3,615    11.122980         40         0.00%        1.65%     (6.79%)
  Fidelity VIP Equity-Income Portfolio B, Series N              9    11.111610         --         0.00%        1.80%     (6.93%)
  Fidelity High Income Portfolio B                             10     9.025089         --         0.00%        1.40%    (13.16%)
  Fidelity High Income Portfolio B, Series I                   10     9.015854         --         0.00%        1.55%    (13.29%)
  Fidelity High Income Portfolio B, Series K                   10     9.009707         --         0.00%        1.65%    (13.38%)
  Fidelity High Income Portfolio B, Series N                   10     9.000486         --         0.00%        1.80%    (13.51%)
  American Century VP Income & Growth Fund                127,069     8.223442      1,046         0.40%        1.40%     (9.63%)
  American Century VP Income & Growth Fund, Series I       10,406     8.214478         85         0.40%        1.55%     (9.77%)
  American Century VP Income & Growth Fund, Series K       33,759     8.208521        277         0.40%        1.65%     (9.86%)
  American Century VP Income & Growth Fund, Series N       71,391     8.199582        585         0.40%        1.80%    (10.00%)
  American Century VP International Fund                    5,918     7.187549         43         0.11%        1.40%    (30.17%)
  American Century VP International Fund, Series I            620     7.179717          4         0.11%        1.55%    (30.27%)
  American Century VP International Fund, Series K             12     7.174500         --         0.11%        1.65%    (30.34%)
  American Century VP International Fund, Series N             12     7.166682         --         0.11%        1.80%    (30.45%)
  American Century VP Value Fund                           58,263    12.429283        724         0.51%        1.40%     11.25%
  American Century VP Value Fund, Series I                  4,249    12.415765         53         0.51%        1.55%     11.08%
  American Century VP Value Fund, Series K                 16,311    12.406758        202         0.51%        1.65%     10.97%
  American Century VP Value Fund, Series N                 20,863    12.393257        259         0.51%        1.80%     10.80%
  Dreyfus Stock Index Fund                                 15,789     8.014418        127         1.09%        1.40%    (13.41%)
  Dreyfus Stock Index Fund B                                   12     7.968599         --         0.68%        1.40%    (13.69%)
  Dreyfus Stock Index Fund B, Series I                         12     7.959924         --         0.68%        1.55%    (13.82%)

     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                     (Continued)

                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                              FINANCIAL HIGHLIGHTS

                                                               As of December 31, 2001        For the Year ended December 31, 2001
                                                           --------------------------------   ------------------------------------
                                                                       Unit      Net Assets     Investment    Expense     Total
                                                           Units    Fair Value     (000)      Income Ratio*   Ratio**   Return***
                                                           ------   ----------   ----------   -------------   -------   ----------
Accumulation units, continued:
  Dreyfus Stock Index Fund B, Series K                        322   $ 7.954140      $  3           0.68%        1.65%    (13.91%)
  Dreyfus Stock Index Fund B, Series N                         12     7.945482        --           0.68%        1.80%    (14.04%)
  Dreyfus VIF Disciplined Stock Portfolio                   7,556     7.910212        60           0.48%        1.40%    (14.48%)
  Dreyfus VIF Disciplined Stock Portfolio B                 5,469     7.869049        43           0.55%        1.40%    (14.67%)
  Dreyfus VIF Disciplined Stock Portfolio B, Series I          12     7.860477        --           0.55%        1.55%    (14.80%)
  Dreyfus VIF Disciplined Stock Portfolio B, Series K          12     7.854776        --           0.55%        1.65%    (14.88%)
  Dreyfus VIF Disciplined Stock Portfolio B, Series N          12     7.846220        --           0.55%        1.80%    (15.01%)
  Dreyfus VIF Capital Appreciation Portfolio               41,676     8.883086       370           0.99%        1.40%    (10.58%)
  Dreyfus VIF Capital Appreciation Portfolio B             11,287     8.832633       100           1.17%        1.40%    (10.89%)
  Dreyfus VIF Capital Appreciation Portfolio B, Series I   10,609     8.823014        94           1.17%        1.55%    (11.03%)
  Dreyfus VIF Capital Appreciation Portfolio B, Series K   14,186     8.816609       125           1.17%        1.65%    (11.11%)
  Dreyfus VIF Capital Appreciation Portfolio B, Series N   30,020     8.807008       264           1.17%        1.80%    (11.25%)
  INVESCO VIF Dynamics Fund                                72,628     7.201833       523           0.00%        1.40%    (32.09%)
  INVESCO VIF Dynamics Fund, Series I                       6,555     7.193990        47           0.00%        1.55%    (32.21%)
  INVESCO VIF Dynamics Fund, Series K                      18,043     7.188752       130           0.00%        1.65%    (32.27%)
  INVESCO VIF Dynamics Fund, Series N                      32,718     7.180915       235           0.00%        1.80%    (32.38%)
  INVESCO VIF High Yield Fund                              16,527     7.395337       123           14.73%       1.40%    (16.10%)
  INVESCO VIF High Yield Fund, Series I                     3,157     7.387287        23           14.73%       1.55%    (16.25%)
  INVESCO VIF High Yield Fund, Series K                     3,857     7.381925        28           14.73%       1.65%    (16.33%)
  INVESCO VIF High Yield Fund, Series N                     4,829     7.373879        36           14.73%       1.80%    (16.46%)
  PIMCO High Yield Bond Portfolio                           1,334     9.953420        14           7.70%        1.40%      0.91%
  PIMCO High Yield Bond Portfolio, Series I                    10     9.942579        --           7.70%        1.55%      0.76%
  PIMCO High Yield Bond Portfolio, Series K                   312     9.935372         3           7.70%        1.65%      0.65%
  PIMCO High Yield Bond Portfolio, Series N                    10     9.924556        --           7.70%        1.80%      0.50%
  PIMCO Low Duration Bond Portfolio                        13,281    11.348021       151           5.18%        1.40%      6.12%
  PIMCO Low Duration Bond Portfolio, Series I                 922    11.335672        10           5.18%        1.55%      5.97%
  PIMCO Low Duration Bond Portfolio, Series K                   9    11.327448        --           5.18%        1.65%      5.86%
  PIMCO Low Duration Bond Portfolio, Series N                   9    11.315125        --           5.18%        1.80%      5.70%
  PIMCO StocksPLUS Growth & Income Portfolio                  195     8.109327         2           5.10%        1.40%    (12.61%)
  PIMCO StocksPLUS Growth & Income Portfolio, Series I      3,830     8.100489        31           5.10%        1.55%    (12.81%)
  PIMCO StocksPLUS Growth & Income Portfolio, Series K        258     8.094606         2           5.10%        1.65%    (12.89%)
  PIMCO StocksPLUS Growth & Income Portfolio, Series N         12     8.085799        --           5.10%        1.80%    (13.03%)
  PIMCO Total Return Bond Portfolio                        80,941    11.492649       930           3.95%        1.40%      6.87%
  PIMCO Total Return Bond Portfolio, Series I               5,980    11.480143        69           3.95%        1.55%      6.71%
  PIMCO Total Return Bond Portfolio, Series K              14,604    11.471803       168           3.95%        1.65%      6.60%
  PIMCO Total Return Bond Portfolio, Series N              31,005    11.459325       355           3.95%        1.80%      6.44%
  Scudder International Portfolio                          24,880     6.123726       152           0.35%        1.40%    (31.83%)
  Scudder International Portfolio B                         9,275     6.129472        57           0.00%        1.40%    (31.78%)

     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                     (Continued)

                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                              FINANCIAL HIGHLIGHTS

                                                              As of December 31, 2001        For the Year ended December 31, 2001
                                                          --------------------------------   ------------------------------------
                                                                      Unit      Net Assets    Investment     Expense     Total
                                                          Units    Fair Value     (000)      Income Ratio*   Ratio**   Return***
                                                          ------   ----------   ----------   -------------   -------   ---------
Accumulation units, continued:
  Scudder International Portfolio B, Series I              3,466   $ 6.122784      $ 21          0.00%        1.55%    (31.88%)
  Scudder International Portfolio B, Series K              9,526     6.118329        58          0.00%        1.65%    (31.95%)
  Scudder International Portfolio B, Series N             21,291     6.111659       130          0.00%        1.80%    (32.05%)

Annuitization units:
  Met Investors Lord Abbett Growth and Income Portfolio    6,200    29.904617       185          0.91%        1.40%     (7.04%)
  Met Investors Bond Debenture Portfolio                     500    12.440510         6          8.08%        1.40%      2.34%
  Met Investors Developing Growth Portfolio                  442     9.441075         4          0.00%        1.40%     (8.14%)
  Met Investors Mid-Cap Value Portfolio                      119    15.527953         2          0.48%        1.40%      6.58%
  Met Investors Enhanced Index Portfolio                   9,025    15.258696       138          0.82%        1.40%    (12.65%)
  Met Investors International Equity Portfolio               250     9.359763         2          1.30%        1.40%    (21.44%)
  Met Investors Quality Bond Portfolio                     2,078    11.916681        25          4.73%        1.40%      5.56%
  Met Investors Select Equity Portfolio                    2,767    13.996056        39          0.48%        1.40%     (7.33%)
  Russell Multi-Style Fund                                 6,954     9.570986        67          0.46%        1.40%    (15.41%)
  Russell Aggressive Equity Fund                           1,287     8.755088        11          0.11%        1.40%     (3.73%)
  Russell Non-US Fund                                      3,992     8.475089        34          0.63%        1.40%    (23.12%)
  Russell Core Bond Fund                                   7,106    10.634995        76          5.96%        1.40%      5.91%
  Russell Real Estate Fund                                 1,097    11.640546        13          5.17%        1.40%      6.33%
  AIM V.I. Value Fund                                         86    10.797077         1          0.14%        1.40%    (13.79%)
  AIM V.I. Capital Appreciation Fund                         404     9.935100         4          0.00%        1.40%    (24.35%)
  Franklin Large Cap Growth Securities Fund                  463    12.271831         6          0.63%        1.40%    (12.49%)

     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                           METLIFE INVESTORS INSURANCE
                              COMPANY OF CALIFORNIA
                (Formerly Cova Financial Life Insurance Company)
       (a wholly owned subsidiary of MetLife Investors Insurance Company)

                              FINANCIAL STATEMENTS
                        DECEMBER 31, 2001, 2000 AND 1999

                        AND INDEPENDENT AUDITORS' REPORT

Independent Auditors' Report


The Board of Directors
MetLife Investors Insurance Company of California
   (Formerly Cova Financial Life Insurance Company)
Newport Beach, California


We have audited the accompanying balance sheets of MetLife Investors Insurance Company of California (formerly Cova Financial Life Insurance Company) (the "Company") as of December 31, 2001 and 2000, and the related statements of income, stockholder's equity and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements based on our audits. The financial statements of the Company for the year ended December 31, 1999 (Predecessor Company operations) were audited by other auditors whose report dated February 4, 2000 expressed an unqualified opinion on those statements.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such 2001 and 2000 financial statements present fairly, in all material respects, the financial position of MetLife Investors Insurance Company of California as of December 31, 2001 and 2000, and the results of its operations and its cash flows for the years then ended in conformity with accounting principles generally accepted in the United States of America.

As more fully discussed in Note 1 to the financial statements, the Company was acquired in a business combination accounted for as a purchase. As a result of the acquisition, the financial statements for the periods subsequent to the acquisition are presented on a different basis of accounting than those for the period prior to the acquisition and, therefore, are not directly comparable.

/s/ DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 22, 2002

                          INDEPENDENT AUDITORS' REPORT


The Board of Directors and Shareholder
Cova Financial Life Insurance Company:


We have audited the statements of operations, shareholders' equity, and cash flows of Cova Financial Life Insurance Company (now known as MetLife Investors Insurance Company of California) (a wholly owned subsidiary of Cova Financial Services Life Insurance Company) (the Company) for the year ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the results of Cova Financial Life Insurance Company's operations, shareholders' equity, and their cash flows for the year ended December 31, 1999, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP


Chicago, Illinois
February 4, 2000


                           METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                           (Formerly Cova Financial Life Insurance Company)
                  (a wholly owned subsidiary of MetLife Investors Insurance Company)
                                            BALANCE SHEETS
                                      DECEMBER 31, 2001 AND 2000
                           (Dollars in thousands, except per share amounts)


                                                                               2001           2000
                                                                             ----------    ----------
ASSETS
Investments:
  Fixed maturities available-for-sale, at fair value                         $ 116,692     $ 100,263
  Mortgage loans on real estate                                                  4,249         4,336
  Policy loans                                                                     957         1,102
  Short-term investments                                                           786           284
                                                                             ----------    ----------
    Total investments                                                          122,684       105,985
Cash and cash equivalents                                                        9,949         6,133
Accrued investment income                                                        1,655         1,641
Premiums and other receivables                                                   1,382         1,232
Deferred policy acquisition costs                                               21,522        19,325
Current income taxes                                                               317            75
Deferred income taxes                                                                -           404
Other assets                                                                     2,351         7,211
Separate account assets                                                        215,822       209,032
                                                                             ----------    ----------
    Total assets                                                             $ 375,682     $ 351,038
                                                                             ==========    ==========

LIABILITIES AND STOCKHOLDER'S EQUITY
 Liabilities:
   Future policy benefits                                                    $   6,824     $   6,828
   Policyholder account balances                                               112,572       108,429
   Deferred income taxes payable                                                   770             -
   Other liabilities                                                             4,417         2,114
   Separate account liabilities                                                215,822       209,022
                                                                             ----------    ----------
    Total liabilities                                                          340,405       326,393
                                                                             ----------    ----------
Commitments and contingencies (Note 5)

Stockholder's Equity:
   Common stock, par value $233,34 per share: 30,000 shares authorized:
     12,000 shares issued and outstanding at December 31, 2001 and 2000          2,800         2,800
   Additional paid-in capital                                                   31,802        22,802
   Retained earnings (deficit)                                                     420        (1,286)
   Accumulated other comprehensive income                                          255           329
                                                                             ----------    ----------
    Total stockholder's equity                                                  35,277        24,645
                                                                             ----------    ----------
    Total liabilities and stockholder's equity                               $ 375,682     $ 351,038
                                                                             ==========    ==========


                           See accompanying notes to financial statements.

                                                  F-3

                               METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                               (Formerly Cova Financial Life Insurance Company)
                      (a wholly owned subsidiary of MetLife Investors Insurance Company)
                                             STATEMENTS OF INCOME
                             FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
                                            (Dollars in thousands)



                                                                                                |Predecessor's
                                                                                                |    Basis
                                                                           2001         2000    |     1999
                                                                         ---------    --------- |   ---------
                                                                                                |
REVENUES                                                                                        |
Premiums                                                                 $    684     $    543  |   $  1,041
Universal Life and investment-type product policy fees                      3,369        2,840  |      2,215
Net investment income                                                       9,128        8,919  |      7,663
Other revenues                                                                100          221  |        382
Net investment gains (losses)(net of amounts allocable to deferred                              |
   acquisition costs of $397, $(617) and $(226), respectively)                196       (1,193) |       (226)
                                                                         ---------    --------- |   ---------
          Total revenues                                                   13,477       11,330  |     11,075
                                                                         ---------    --------- |   ---------
                                                                                                |
EXPENSES                                                                                        |
Policyholder benefits                                                       2,141        1,026  |      1,479
Interest credited to policyholder account balances                          4,947        6,133  |      6,064
Other expenses (excludes amounts directly related to net investment                             |
     gains (losses) of $397, $(617) and $(226), respectively                3,750        5,923  |      3,178
                                                                         ---------    --------- |   ---------
          Total expenses                                                   10,838       13,082  |     10,721
                                                                         ---------    --------- |   ---------
                                                                                                |
Income (loss) before provision (benefit) for income taxes                   2,639       (1,752) |        354
Provision (benefit) for income taxes                                          933         (466) |        194
                                                                         ---------    --------- |   ---------
Net income (loss)                                                        $  1,706     $ (1,286) |   $    160
                                                                         =========    ========= |   =========




                                See accompanying notes to financial statements.


                                                      F-4

                                   METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                                    (Formerly Cova Financial Life Insurance Company)
                           (a wholly owned subsidiary of MetLife Investors Insurance Company)
                                           STATEMENTS OF STOCKHOLDER'S EQUITY
                                  FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
                                                 (Dollars in thousands)

                                                                                             Accumulated
                                                                   Additional     Retained     Other
                                                        Common      Paid-in       Earnings  Comprehensive
Predecessor's Basis                                     Stock       Capital       (Deficit)   Income(Loss)     Total
-------------------                                   ---------     ---------     --------- --------------   ---------
Balance at January 1, 1999                            $  2,800      $ 14,523      $  1,833      $    333     $ 19,489
                                                      ---------     ---------     ---------     ---------    ---------
Capital contribution                                                   1,000                                    1,000
Comprehensive loss:
  Net income                                                                           160                        160
  Other comprehensive loss:
    Unrealized investment losses, net of related
      offsets, reclassification adjustments and
       income taxes                                                                               (2,019)      (2,019)
                                                                                                             ---------
  Comprehensive loss                                                                                           (1,859)
                                                      ---------     ---------     ---------     ---------    ---------
Balance at December 31, 1999                          $  2,800      $ 15,523      $  1,993      $ (1,686)    $ 18,630
                                                      =========     =========     =========     =========    =========
----------------------------------------------------------------------------------------------------------------------
Balance at January 1, 2000                            $  2,800      $ 18,802      $      -      $      -     $ 21,602
Capital contribution                                                   4,000                                    4,000
Comprehensive loss:
  Net loss                                                                           (1,286)                   (1,286)
   Other comprehensive loss:
     Unrealized investment gains, net of related
       offsets, reclassification adjustments and
        income taxes                                                                                 329          329
                                                                                                             ---------
   Comprehensive loss                                                                                            (957)
                                                      ---------     ---------     ---------     ---------    ---------
Balance at December 31, 2000                             2,800        22,802        (1,286)          329       24,645
Capital contribution                                                   9,000                                    9,000
Comprehensive income:
  Net income                                                                         1,706                      1,706
   Other comprehensive income:
     Unrealized investment losses, net of related
       offsets, reclassification adjustments and
        income taxes                                                                                 (74)         (74)
                                                                                                             ---------
   Comprehensive income                                                                                         1,632
                                                      ---------     ---------     ---------     ---------    ---------
Balance at December 31, 2001                          $  2,800      $ 31,802      $    420      $    255     $ 35,277
                                                      =========     =========     =========     =========    =========



                                    See accompanying notes to financial statements.



                                          METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                                          (Formerly Cova Financial Life Insurance Company)
                                 (a wholly owned subsidiary of MetLife Investors Insurance Company)
                                                      STATEMENTS OF CASH FLOWS
                                        FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
                                                       (Dollars in thousands)

                                                                                                                      |Predecessor's
                                                                                                                      |    Basis
                                                                                                2001          2000    |    1999
                                                                                              ---------     --------- | -----------
CASH FLOWS FROM OPERATING ACTIVITIES                                                                                  |
Net income (loss)                                                                             $  1,706      $ (1,286) |  $    160
 Adjustments to reconcile net income (loss) to net cash provided by operating activities:                             |
   Depreciation and amortization expense                                                          (899)         (932) |       175
   (Gains) losses from sales of investments, net                                                  (196)        1,193  |       226
   Interest credited to policyholder account balances                                            4,947         6,133  |     6,064
   Universal life and investment-type product policy fees                                       (3,369)       (2,840) |    (2,215)
   Change in accrued investment income                                                             (14)          (17) |        17
   Change in premiums and other receivables                                                      2,193        13,435  |    16,726
   Change in deferred policy acquisitions costs, net                                            (2,197)          855  |    (6,837)
   Change in insurance related liabilities                                                          (4)          320  |       516
   Change in income taxes payable                                                                  932          (467) |       193
   Change in other liabilities                                                                     (40)       (1,480) |      (111)
   Other, net                                                                                    4,268          (823) |     3,801
                                                                                              ---------     --------- |  ---------
 Net cash provided by operating activities                                                       7,327        14,091  |    18,715
                                                                                              ---------     --------- |  ---------
                                                                                                                      |
CASH FLOWS FROM INVESTING ACTIVITIES                                                                                  |
 Sales maturities and repayments:                                                                                     |
    Fixed maturities                                                                            50,732         8,311  |    10,775
    Mortgage loans on real estate                                                                  100         1,067  |       766
 Purchases of:                                                                                                        |
    Fixed maturities                                                                           (65,556)      (12,065) |   (13,163)
    Mortgage loans on real estate                                                                    -             -  |      (990)
 Net change in short-term investments                                                             (502)         (284) |         -
 Net change in policy loans                                                                        145          (164) |       285
 Other, net                                                                                          5             -  |         -
                                                                                              ---------     --------- |  ---------
Net cash used in investing activities                                                          (15,076)       (3,135) |    (2,327)
                                                                                              ---------     --------- |  ---------
                                                                                                                      |
CASH FLOWS FROM FINANCING ACTIVITIES                                                                                  |
 Policyholder account balances:                                                                                       |
   Deposits                                                                                     16,809        29,837  |    34,755
   Withdrawals                                                                                 (14,244)      (40,859) |   (56,933)
 Capital contributions                                                                           9,000         4,000  |     1,000
                                                                                              ---------     --------- |  ---------
Net cash provided by (used in) financing activities                                             11,565        (7,022) |   (21,178)
                                                                                              ---------     --------- |  ---------
Change in cash and cash equivalents                                                              3,816         3,934  |    (4,790)
Cash and cash equivalents, beginning of year                                                     6,133         2,199  |     6,989
                                                                                              ---------     --------- |  ---------
Cash and cash equivalents, end of year                                                        $  9,949      $  6,133  |  $  2,199
                                                                                              =========     ========= |  =========


                                           See accompanying notes to financial statements.


                                                                 F-6

                METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                (Formerly Cova Financial Life Insurance Company)
       (a wholly owned subsidiary of MetLife Investors Insurance Company)
                          NOTES TO FINANCIAL STATEMENTS

1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BUSINESS

          MetLife Investors Insurance Company of California (formerly Cova Financial Life Insurance Company) (the "Company"), a California domiciled life insurance company, is a wholly owned subsidiary of MetLife Investors Insurance Company (formerly Cova Financial Services Life Insurance Company) ("MLIIC"), a Missouri domiciled life insurance company. MLIIC is a wholly owned subsidiary of Cova Corporation, which is a wholly owned subsidiary of General American Life Insurance Company ("GALIC"), a Missouri domiciled life insurance company. GALIC is a wholly owned subsidiary of GenAmerica Financial Corporation ("GenAmerica"). GenAmerica is a wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan Life"), a New York domiciled life insurance company.

          The Company markets and services variable annuities, single premium deferred annuities ("SPDA"), immediate annuities, term life, variable life, and single premium whole life insurance policies. The Company is licensed to conduct business in the state of California. Most of the policies issued present no significant mortality or longevity risk to the Company, but rather represent investment deposits by the policyholders. Single premium whole life insurance policies provide policy beneficiaries with mortality benefits amounting to a multiple, which declines with age, of the original premium.

     BASIS OF PRESENTATION

          The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The California State Insurance Department (the "Department") recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company for determining solvency under the California Insurance Law. No consideration is given by the Department to financial statements prepared in accordance with GAAP in making such determination.

          On January 6, 2000, GenAmerica and all of its holdings were acquired by Metropolitan Life for $1.2 billion in cash.

          As a result of the acquisition, the financial statements for the periods subsequent to the acquisition are presented on a different basis of accounting than those for the period prior to the acquisition and, therefore, are not directly comparable. For the period prior to the date of the acquisition, the balances are referred to as "Predecessor's Basis".

          The acquisition was accounted for using the purchase method of accounting. The net purchase price attributed to the Company was approximately $21,602 thousand and was allocated to the assets and liabilities acquired based upon the fair market value of such assets and liabilities at the date of acquisition. For the purposes of financial reporting, the Company has accounted for the acquisition as if it took place on January 1, 2000.

          The excess of the net purchase price over the fair value of net assets acquired of approximately $2,530 thousand was recorded as goodwill and has been amortized on a straight-line basis over 20 years through December 31, 2001 (see "Application of Accounting Pronouncements" below). This new basis of accounting resulted in an increase in stockholder's equity of approximately $2,972 thousand on January 1, 2000. The Company's financial statements subsequent to January 1, 2000 reflect this new basis of accounting.

          The preparation of financial statements in conformity with GAAP requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the financial statements. The significant accounting policies and related judgments underlying the Company's financial statements are summarized below. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies are common in the insurance and financial services industries; others are specific to the Company's businesses and operations.

     INVESTMENTS

          The Company primarily invests in fixed maturities and mortgage loans; both are exposed to three primary sources of investment risk: credit, interest rate and market valuation. The financial statement risks are those associated with the recognition of income, impairments and the determination of fair values. In addition, the earnings on certain investments are dependent upon market conditions which could result in prepayments and changes in amounts to be earned due to changing interest rates or equity markets.

          The Company's fixed maturities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on securities are recorded as a separate component of other comprehensive income (losses), net of policyholder related amounts and deferred income taxes. The cost of fixed maturities are adjusted for impairments in value deemed to be other than temporary. These adjustments are recorded as investment losses. Investment gains and losses on sales of securities are determined on a specific identification basis. All security transactions are recorded on a trade date basis.

          Mortgage loans on real estate are stated at amortized cost, net of valuation allowances. Valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are included in net investment gains and losses and are based upon the present value of expected future cash flows discounted at the loan's original effective interest rate or the collateral value if the loan is collateral dependent. Interest income earned on impaired loans is accrued on the net carrying value amount of the loan based on the loan's effective interest rate. However, interest ceases to be accrued for loans on which interest is more than 60 days past due.

          Policy loans are stated at unpaid principal balances.

          Short-term investments are stated at amortized cost, which approximates fair value.

     CASH AND CASH EQUIVALENTS

          The Company considers all investments purchased with an original maturity of three months or less to be cash equivalents.

     DEFERRED POLICY ACQUISITION COSTS

          The Company incurs significant costs in connection with acquiring new insurance business. These costs which vary with, and are primarily related to, the production of new business, are deferred. The recovery of such costs is dependent on the future profitability of the related business. The amount of future profit is dependent principally on investment returns, mortality, morbidity, persistency, expenses to administer the business (and additional charges to the policyholders) and certain economic variables, such as inflation. These factors enter into management's estimates of gross profits which generally are used to amortize certain of such costs. Revisions to estimates result in changes to the amounts expensed in the reporting period in which the revisions are made and could result in the impairment of the asset and a charge to income if estimated future gross profits are less than amounts deferred.

          Costs, which consist principally of commissions, agency and policy issue expenses, are amortized with interest over the expected life of the contract. Generally, deferred policy acquisition costs are amortized in proportion to the present value of estimated gross profits from investment, mortality, expense margins and surrender charges. Interest rates are based on rates in effect at the inception or acquisition of the contracts.

          Actual gross profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management periodically updates these estimates and evaluates the recoverability of deferred policy acquisition costs. When appropriate, management revises its assumptions of the estimated gross profits of these contracts, and the cumulative amortization is re-estimated and adjusted by a cumulative charge or credit to current operations.

          Deferred policy acquisition costs for non-participating traditional life and annuity policies with life contingencies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied during the lives of the contracts. Deviations from estimated experience are included in operations when they occur. For these contracts, the amortization period is typically the estimated life of the policy.

          Deferred policy acquisition costs related to internally replaced contracts are expensed at the date of replacement.

          Value of business acquired ("VOBA"), included as part of deferred policy acquisition costs, represents the present value of future profits generated from existing insurance contracts in force at the date of acquisition and is amortized over the expected policy or contract duration in relation to the present value of estimated gross profits from such policies and contracts. The Company recorded VOBA of $20,180 thousand as a result of the acquisition of GenAmerica by Metropolitan Life.

          Information regarding deferred policy acquisition costs is as follows:


                                                        YEARS ENDED DECEMBER 31,
                                                       -------------------------
                                                          2001           2000
                                                       -----------   -----------
                                                         (Dollars in thousands)
     Balance at January 1                              $   19,325    $   20,180
     Capitalization of policy acquisition costs             3,617         4,298
                                                       -----------   -----------
          Total                                            22,942        24,478
                                                       -----------   -----------
     Amortization allocated to:
       Net investment gains (losses)                          397          (617)
       Unrealized investment gains                            350         1,220
       Other expenses                                         673         4,550
                                                       -----------   -----------
          Total amortization                                1,420         5,153
                                                       -----------   -----------
     Balance at December 31                            $   21,522        19,325
                                                       ===========   ===========


          Amortization of deferred policy acquisition costs is allocated to (1) investment gains and losses to provide statement of income information regarding the impact of such gains and losses on the amount of the amortization, (2) unrealized investment gains and losses to provide information regarding the amount of deferred policy acquisition costs that would have been amortized if such gains and losses had been recognized and
     (3) other expenses to provide amounts related to the gross profits originating from transactions other than investment gains and losses.

          Investment gains and losses related to certain products have a direct impact on the amortization of deferred policy acquisition costs. Presenting investment gains and losses net of related amortization of deferred policy acquisition costs provides information useful in evaluating the operating performance of the Company. This presentation may not be comparable to presentations made by other insurers.

     GOODWILL

          The excess of cost over the fair value of net assets acquired ("goodwill") is included in other assets. Goodwill is amortized on a straight-line basis over a period of 20 years. The Company reviews goodwill to assess recoverability from future operations using undiscounted cash flows. Impairments are recognized in operating results if a permanent diminution in value is deemed to have occurred.


                                                        YEARS ENDED DECEMBER 31,
                                                       -------------------------
                                                          2001           2000
                                                       -----------   -----------
                                                         (Dollars in thousands)
                                                       -------------------------

     Net Balance at January 1                          $    2,404    $    2,530
     Amortization                                            (126)         (126)
                                                       -----------   -----------
     Net Balance at December 31                        $    2,278    $    2,404
                                                       ===========   ===========


                                                              DECEMBER 31,
                                                       -------------------------
                                                           2001         2000
                                                       -----------   -----------
                                                         (Dollars in thousands)
                                                       -------------------------

     Accumulated Amortization                          $      252    $      126
                                                       ===========   ===========

     See "Application of Accounting Pronouncements" below regarding changes in amortization and impairment testing effective January 1, 2002.

     FUTURE POLICY BENEFITS AND POLICYHOLDER ACCOUNT BALANCES

          The Company recognizes its liability for policy amounts that are not subject to policyholder mortality or longevity risk at the stated contract value, which is the sum of the original deposit and accumulated interest, less any commissions, expenses and withdrawals. The weighted average interest crediting rate on the Company's policyholder deposits as of December 31, 2001 was 6.27%.

          Reserves are held for future policy benefits that subject the Company to make benefit payments based upon the contractual provisions of the policies. For term, single premium whole life, and variable life policies, the primary risk is untimely death of the insured. For SPDA and flexible premium variable deferred annuities, the primary risk is untimely surrender of the policy by the policy owner for the net cash surrender value. For supplemental contracts, fixed and variable, and single premium immediate annuities, the primary risk is unexpected longevity of the annuity contract holder.

          The Company also establishes liabilities for amounts payable under insurance policies, including traditional life insurance and annuities. Generally, amounts are payable over an extended period of time and the profitability of the products is dependent on the pricing of the products. Principal assumptions used in pricing policies and in the establishment of liabilities for future policy benefits are mortality, morbidity, expenses, persistency, investment returns and inflation. Differences between the actual experience and assumptions used in pricing the policies and in the establishment of liabilities result in variances in profit and could result in losses.

          Under the variable annuity contracts, policyholder deposits are allocated to various separate account sub-accounts or the general account. A sub-account is valued at the sum of market values of the securities in its underlying investment portfolio. The contract value allocated to a sub-account will fluctuate based on the performance of the sub-account investments. The contract value allocated to the general account is credited with a fixed interest rate for a specified period. The Company may assess surrender fees against amounts withdrawn prior to the end of the withdrawal charge period. Policyholders may also incur certain federal income tax penalties on withdrawals.

          Under the variable life contracts, policyholder deposits are allocated to various separate account sub-accounts. The account value of a sub-account will fluctuate based on the performance of the sub-account investments. The Company guarantees a minimum death benefit to be paid to the beneficiaries upon the death of the insured. The Company may assess surrender fees against amounts withdrawn prior to the end of the surrender charge period. A deferred premium tax may also be assessed against amounts withdrawn in the first ten years. Policyholders may also incur certain federal income tax penalties on withdrawals.

          Under the term life insurance policies, policyholders pay a level premium over a certain period of time to guarantee a death benefit will be paid to the beneficiaries upon the death of the insured. This policy has no cash accumulation available to the policyholder.

          Under the deferred fixed annuity contracts, interest rates credited to policyholder deposits are guaranteed by the Company for periods from one to ten years, but in no case may renewal rates be less than 3%. The Company may assess surrender fees against amounts withdrawn prior to scheduled rate reset and adjust account values based on current crediting rates. Policyholders also may incur certain federal income tax penalties on withdrawals.

          Although the Company markets its products through numerous distributors, including regional brokerage firms, national brokerage firms, and banks, approximately 87%, 97% and 94% of the Company's sales have been through two specific brokerage firms, A. G. Edwards & Sons, Incorporated, and Edward Jones & Company, Incorporated, in 2001, 2000, and 1999, respectively.

          All policy reserves are established as the present value of estimated future policy benefits such present value based upon assumed future interest, expense, mortality, and surrenders as appropriate for the particular benefit. All assumptions are based upon the Company's conservative best estimate and are reviewed no less than annually and changed when actual experience and future anticipated experience dictates.

     RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS

          Premiums related to annuity policies with life contingencies are recognized as revenues when due.

          Deposits related to universal life and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

     INCOME TAXES

          The Company applies the concepts of Statement of Financial Accounting Standards ("SFAS") No. 109, Accounting for Income Taxes, which establishes deferred tax assets and liabilities based upon the difference between the financial statement and tax bases of assets and liabilities using the enacted rates in effect for the year in which the differences are expected to reverse. SFAS No. 109 allows recognition of deferred tax assets if future realization of the tax benefit is more likely than not, with a valuation allowance for the portion that is not likely to be realized.

          The Company files a consolidated federal income tax return with MLIIC and First MetLife Insurance Company ("FMLIIC"). The method of allocation between the companies is both subject to written agreement and approval by the Board of Directors. The allocation is based upon separate return calculations, adjusted for any tax deferred intercompany transactions, with current credit for net losses to the extent recoverable in the consolidated return.

     REINSURANCE

          Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business. The Company periodically reviews actual and anticipated experience compared to the assumptions used to establish policy benefits. Additionally, for each of its reinsurance contracts, the Company must determine if the contract provides indemnification against loss or liability relating to insurance risk, in accordance with applicable accounting standards. The Company must review all contractual features, particularly those that may limit the amount of insurance risk to which the Company is subject or features that delay the timely reimbursement of claims. If the Company determines that a contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract on a deposit method of accounting.

          In the normal course of business, the Company seeks to limit its exposure to losses on large risks by ceding risks to other insurance enterprises or reinsurers. Reinsurance activities are accounted for consistent with terms of the underlying contracts. Premiums ceded to other companies have been reported as a reduction of premiums. Amounts applicable to reinsurance ceded for future policy benefits and claim liabilities have been reported as assets for these items, and commissions and expense allowances received in connection with reinsurance ceded have been accounted for in income as earned. Reinsurance does not relieve the Company from its primary responsibility to meet claim obligations. The Company evaluates the financial conditions of its reinsurers periodically.

     SEPARATE ACCOUNTS

          Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Investments (stated at estimated fair value) and liabilities of the separate accounts are reported separately as assets and liabilities. Deposits to separate accounts, investment income and realized and unrealized gains and losses on the investments of the separate accounts accrue directly to contractholders and, accordingly, are not reflected in the Company's statements of income and cash flows. Mortality, policy administration and surrender charges to all separate accounts are included in revenues.

          Certain amounts in the prior year's financials statements have been reclassified to conform to the 2001 presentation.

     APPLICATION OF ACCOUNTING PRONOUNCEMENTS

          Effective January 1, 2001, the Company adopted SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133") as amended by SFAS No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities - an Amendment to FASB Statement No. 133 ("SFAS 138"). SFAS 133 and SFAS 138 established new accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. The cumulative effect of the adoption of SFAS 133 and SFAS 138, as of January 1, 2001, had no impact to either net income or comprehensive income, as the Company has not entered into any derivative contracts.

          Effective April 1, 2001, the Company adopted certain additional accounting and reporting requirements of SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities -- a replacement of FASB Statement No. 125, relating to the derecognition of transferred assets and extinguished liabilities and the reporting of servicing assets and liabilities. The adoption of these requirements had no material impact on the Company's financial statements.

          Effective April 1, 2001, the Company adopted Emerging Issues Task Force Issue ("EITF") No. 99-20, Recognition of Interest Income and Impairment on Certain Investments ("EITF 99-20"). This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to apply specific evaluation methods to these securities for an other-than-temporary decline in value. The adoption of EITF 99-20 had no material impact on the Company's financial statements.

          In June 2001, the FASB issued SFAS No. 141, Business Combinations ("SFAS 141"), and SFAS No. 142, Goodwill and Other Intangible Assets ("SFAS 142"). SFAS No. 141, which was generally effective July 1, 2001, requires the purchase method of accounting for all business combinations and separate recognition of intangible assets apart from goodwill if such intangible assets meet certain criteria. SFAS No. 142, effective for fiscal years beginning after December 15, 2001, eliminates the systematic amortization and establishes criteria for measuring the impairment of goodwill and certain other intangible assets by reporting unit. Amortization of goodwill and other intangible assets was $126 thousand for both of the years ended December 31, 2001 and 2000. These amounts are not necessarily indicative of the amortization that will not be recorded in future periods in accordance with SFAS 142. The Company is in the process of developing a preliminary estimate of the impact of the adoption of SFAS 142 but has not yet finalized the effect, if any, on its financial statements. The Company has determined that there will be no significant reclassifications between goodwill and other intangible asset balances and no significant impairment of other intangible assets as of January 1, 2002. The Company will complete the impairment requirements by December 31, 2002.

          In July 2001, the SEC released Staff Accounting Bulletin No. 102, Selected Loan Loss Allowance and Documentation Issues ("SAB 102"). SAB 102 summarizes certain of the SEC's views on the development, documentation and application of a systematic methodology for determining allowances for loan and lease losses. The application of SAB 102 by the Company did not have a material impact on the Company's financial statements.

          In October 2001, the FASB issued SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets ("SFAS 144"). SFAS 144 provides a single model for accounting for long-lived assets to be disposed of by superceding SFAS No. 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed Of ("SFAS 121"), and the accounting and reporting provisions of Accounting Principles Board Opinion No. 30, Reporting the Results of Operations - Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions ("APB 30"). Under SFAS 144, discontinued operations are measured at the lower of carrying value or fair value less costs to sell rather than on a net realizable value basis. Future operating losses relating to discontinued operations also are no longer recognized before they occur. SFAS 144 broadens the definition of a discontinued operation to include a component of an entity (rather than a segment of a business). SFAS 144 also requires long-lived assets to be disposed of other than by sale to be considered held and used until disposed. SFAS 144 retains the basic provisions of (i) APB 30 regarding the presentation of discontinued operations in the statements of income, (ii) SFAS 121 relating to recognition and measurement of impaired long-lived assets (other than goodwill) and (iii) SFAS 121 relating to the measurement of long-lived assets classified as held for sale. SFAS 144 must be adopted beginning January 1, 2002. The adoption of SFAS 144 by the Company is not expected to have a material impact on the Company's financial statements at the date of adoption.

          Effective October 1, 2000, the Company adopted SAB No. 101, Revenue Recognition in Financial Statements ("SAB 101"). SAB 101 summarizes certain of the SEC's views in applying GAAP to revenue recognition in financial statements. The requirements of SAB 101 did not have a material effect on the Company's financial statements.

          Effective January 1, 2000, the Company adopted Statement of Position ("SOP") 98-7, Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk ("SOP 98-7"). SOP 98-7 provides guidance on the method of accounting for insurance and reinsurance contracts that do not transfer insurance risk, defined in the SOP as the deposit method. SOP 98-7 classifies insurance and reinsurance contracts for which the deposit method is appropriate into those that (i) transfer only significant timing risk,
     (ii) transfer only significant underwriting risk, (iii) transfer neither significant timing nor underwriting risk and (iv) have an indeterminate risk. Adoption of SOP 98-7 did not have a material effect on the Company's financial statements.

2.   INVESTMENTS

     FIXED MATURITIES

     Fixed maturities at December 31, 2001 were as follows:

                                                                  Cost or        Gross Unrealized
                                                                 Amortized    ----------------------    Estimated
                                                                   Cost         Gain         Loss      Fair Value
                                                                 ---------    ---------    ---------    ---------
                                                                              (Dollars in thousands)
                                                                              ----------------------
          Bonds:

            U.S. Treasury securities and obligations of U.S.
              government corporations and agencies               $  6,983     $      -     $    129     $  6,854
            Foreign governments                                       930           70            -        1,000
            Corporate                                              58,887        2,292          217       60,962
            Mortgage- and asset-backed securities                  47,816          653          593       47,876
                                                                 ---------    ---------    ---------    ---------
            Total fixed maturities                               $114,616     $  3,015     $    939     $116,692
                                                                 =========    =========    =========    =========


     Fixed maturities at December 31, 2000 were as follows:

                                                                  Cost or        Gross Unrealized
                                                                 Amortized    ----------------------    Estimated
                                                                   Cost         Gain         Loss      Fair Value
                                                                 ---------    ---------    ---------    ---------
                                                                              (Dollars in thousands)
                                                                              ----------------------
          Bonds:

          U.S. Treasury securities and obligations of U.S.
             government corporations and agencies                $    921     $    124     $      -     $  1,045
           Corporate                                               67,287        1,831          840       68,278
           Mortgage- and asset-backed securities                   30,328          669           57       30,940
                                                                 ---------    ---------    ---------    ---------
           Total bonds                                           $ 98,536     $  2,624     $    897     $100,263
                                                                 =========    =========    =========    =========


          The Company held fixed maturities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $3,894 thousand and $1,420 thousand at December 31, 2001 and 2000, respectively. Non-income producing fixed maturities were insignificant.

          The cost or amortized cost and estimated fair value of bonds at December 31, 2001, by contractual maturity date, are shown below:


                                                        Cost or
                                                       Amortized       Estimated
                                                          Cost        Fair Value
                                                       ---------      ----------
                                                        (Dollars in thousands)
          Bonds

          Due in one year or less                      $  4,288        $  4,409
          Due after one year through five years          37,251          38,147
          Due after five years through ten years         19,602          20,518
          Due after ten years                             5,659           5,742
                                                       ---------       ---------
               Total                                     66,800          68,816
          Mortgage- and asset-backed securities          47,816          47,876
                                                       ---------       ---------
              Total bonds                              $114,616        $116,692
                                                       =========       =========


          Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

          Sales of securities classified as available-for-sale were as follows:

                                                                  |PREDECESSOR'S
                                         YEARS ENDED DECEMBER 31, |    BASIS
                                         -------------------------|  -----------
                                             2001         2000    |     1999
                                         -----------   -----------|  -----------
                                          (Dollars in thousands)  |
                                         -------------------------|
     Proceeds                            $   34,259    $   11,963 |  $   25,987
     Gross investment gains              $    1,608    $       81 |  $      166
     Gross investment losses             $      677    $      774 |  $      125


          Gross investment losses above exclude writedowns recorded during 2001, 2000 and 1999 for other than temporarily impaired available for sale securities of $354 thousand $1,117 thousand and $493 thousand, respectively.

          Excluding investments in U.S. Treasury securities and obligations of U.S. government corporations and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturities portfolio.

     MORTGAGE LOANS ON REAL ESTATE

          Mortgage loans were $4,249 thousand and $4,336 thousand for the years ended December 31, 2001 and 2000, respectively. There was no valuation allowance in either year.

          Mortgage loans on real estate are collateralized by properties primarily located throughout the United States. At December 31, 2001, approximately 22.2%, 21.8% and 22.3% of the properties were located in California, South Carolina and Georgia, respectively. Generally, the Company (as the lender) requires that a minimum of one-fourth of the purchase price of the underlying real estate be paid by the borrower.

     NET INVESTMENT INCOME

          The components of net investment income were as follows:

                                                                                    |PREDECESSOR'S
                                                            YEARS ENDED DECEMBER 31,|     BASIS
                                                           -------------------------|  -----------
                                                              2001          2000    |     1999
                                                           -----------   -----------|  -----------
                                                            (Dollars in thousands)  |
                                                           -------------------------|
     Fixed maturities                                      $    8,106    $    8,116 |  $    7,119
     Mortgage loans on real estate                                354           102 |         401
     Policy loans                                                  75            81 |          82
     Cash, cash equivalents and short-term investments            652           719 |         185
     Other                                                        (51)           23 |           1
                                                           -----------   -----------|  -----------
          Total                                                 9,136         9,041 |       7,788
     Less:  Investment expenses                                    (8)         (122)|        (125)
                                                           -----------   -----------|  -----------
          Total investment income                          $    9,128    $    8,919 |  $    7,663
                                                           ===========   ===========|  ===========

     NET INVESTMENT GAINS (LOSSES)

                                                                                    |PREDECESSOR'S
                                                            YEARS ENDED DECEMBER 31,|     BASIS
                                                           -------------------------|  -----------
                                                              2001          2000    |     1999
                                                           -----------   -----------|  -----------
                                                            (Dollars in thousands)  |
                                                           -------------------------|
                                                                                    |
     Fixed maturities                                      $      577    $   (1,810)|  $     (452)
     Real estate and real estate joint ventures                    16             - |           -
                                                           -----------   -----------|  -----------
          Total                                                   593        (1,810)|        (452)
                                                                                    |
     Amounts allocable to deferred acquisition costs             (397)          617 |         226
                                                           -----------   -----------|  -----------
          Net realized investment gains (losses)           $      196    $   (1,193)|  $     (226)
                                                           ===========   ===========|  ===========

          Investment gains and losses have been reduced by deferred policy acquisition amortization to the extent that such amortization results from investment gains and losses. This presentation may not be comparable to presentations made by other insurers.

     NET UNREALIZED INVESTMENT GAINS (LOSSES)

          The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), were as follows:

                                                                                    |PREDECESSOR'S
                                                            YEARS ENDED DECEMBER 31,|     BASIS
                                                           -------------------------|  -----------
                                                              2001          2000    |     1999
                                                           -----------   -----------|  -----------
                                                            (Dollars in thousands)  |
                                                           -------------------------|
     Fixed maturities                                      $    2,076    $    1,727 |  $   (6,122)
     Other invested assets                                        (74)           -  |           -
                                                           -----------   -----------|  -----------
                                                                2,002         1,727 |      (6,122)
                                                           -----------   -----------|  -----------
     Amounts allocable to:                                                          |
        Deferred policy acquisition costs                      (1,570)       (1,220)|       3,528
     Deferred income taxes                                       (177)         (178)|         908
                                                           -----------   -----------|  -----------
        Total                                                  (1,747)       (1,398)|       4,436
                                                           -----------   -----------|  -----------
          Net unrealized investment gains (loses)          $      255    $      329 |  $   (1,686)
                                                           ===========   ===========|  ===========

          The changes in net unrealized investment gains (losses) were as follows:

                                                                                    |PREDECESSOR'S
                                                            YEARS ENDED DECEMBER 31,|     BASIS
                                                           -------------------------|  -----------
                                                              2001          2000    |     1999
                                                           -----------   -----------|  -----------
                                                            (Dollars in thousands)  |
                                                           -------------------------|
     Balance at January 1                                  $      329    $        - |  $      333
     Unrealized investment (losses) gains during the year         275         1,727 |      (6,455)
     Unrealized investment gains (losses) relating to:                              |
       Deferred policy acquisition costs                         (350)       (1,220)|       3,528
     Deferred income taxes                                          1          (178)|         908
                                                           -----------   -----------|  -----------
     Balance at December 31                                $      255           329 |  $   (1,686)
                                                           ===========   ===========|  ===========
     Net change in unrealized investment (losses) gains    $      (74)   $      329 |  $   (2,019)
                                                           ===========   ===========|  ===========


3.   FAIR VALUE INFORMATION

          The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

          Amounts related to the Company's financial instruments were as follows:


                                                        Carrying     Estimated
     DECEMBER 31, 2001                                    Value      Fair Value
     -----------------                                 -----------   -----------
                                                         (Dollars in thousands)
     ASSETS:
       Fixed maturities                                $  116,692    $  116,692
       Mortgage loans on real estate                        4,249         4,508
       Policy loans                                           957           957
       Short-term investments                                 786           786
       Cash and cash equivalents                            9,949         9,949

     LIABILITIES:
       Policyholder account balances                      112,572       102,648

                                                        Carrying     Estimated
     DECEMBER 31, 2000                                    Value      Fair Value
     -----------------                                 -----------   -----------
                                                         (Dollars in thousands)

     Assets:
       Fixed maturities                                $  100,263    $  100,263
       Mortgage loans on real estate                        4,336         4,610
       Policy loans                                         1,102         1,102
       Short-term investments                                 284           284
       Cash and cash equivalents                            6,133         6,133

     LIABILITIES:
        Policyholder account balances                     108,181       104,784


          The methods and assumptions used to estimate the fair values of financial instruments are summarized as follows:

     FIXED MATURITIES

          The fair value of fixed maturities is based upon quotations published by applicable exchanges or received from other reliable sources. For securities in which the market values were not readily available, fair values were estimated using quoted market prices of comparable investments.

     MORTGAGE LOANS ON REAL ESTATE

          Fair values for mortgage loans on real estate are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk.

     POLICY LOANS

          The carrying values for policy loans approximate fair value.

     CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

          The carrying values for cash and cash equivalents and short-term investments approximated fair market values due to the short-term maturities of these instruments.

     POLICYHOLDER ACCOUNT BALANCES

          The fair value of policyholder account balances are estimated by discounting expected future cash flows, based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued.

4.   SEPARATE ACCOUNTS

          Separate accounts reflect one category of risk assumption: non-guaranteed separate accounts totaling $215,822 thousand and $209,032 thousand at December 31, 2001 and 2000, respectively, for which the policyholder assumes the investment risk.

          Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $3,369 thousand, $2,840 thousand and $2,215 thousand for the years ended December 31, 2001, 2000 and 1999, respectively.

5.   COMMITMENTS AND CONTINGENCIES

          There are no pending legal proceedings which are beyond the ordinary course of business which could have a material financial effect on the Company.

6.   INCOME TAXES

          The provision (benefit) for income taxes was as follows:

                                                                  |PREDECESSOR'S
                                          YEARS ENDED DECEMBER 31,|     BASIS
                                          ------------------------| -----------
                                              2001         2000   |    1999
                                          -----------  -----------| -----------
                                           (Dollars in thousands) |
                                          ------------------------|
     Current:                                                     |
       Federal                            $     (242)  $        - | $     (246)
     Deferred:                                                    |
       Federal                                 1,175         (466)|        440
                                          -----------  -----------| -----------
     Provision (benefit) for income taxes $      933   $     (466)| $      194
                                          ===========  ===========| ===========


          Reconciliations of the income tax provision (benefit) at the U.S. statutory rate to the provision (benefit) for income taxes as reported were as follows:

                                                                  |PREDECESSOR'S
                                          YEARS ENDED DECEMBER 31,|    BASIS
                                          ------------------------| -----------
                                              2001         2000   |    1999
                                          -----------  -----------| -----------
                                           (Dollars in thousands) |
                                          ------------------------|
                                                                  |
     Tax provision (benefit) at U.S.                              |
       statutory rate                     $      924   $    (613) | $      124
     Tax effect of:                                               |
       Tax exempt investment income              (36)           - |       (115)
       Goodwill amortization                      44           44 |         39
       Valuation allowance                         -            - |        173
       Return to provision adjustment              -           99 |          -
       Other, net                                  1            4 |        (27)
                                          -----------  -----------| -----------
     Provision (benefit) for income taxes $      933   $     (466)| $      194
                                          ===========  ===========| ===========

          Deferred income taxes represent the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                               DECEMBER 31,
                                                        ------------------------
                                                            2001         2000
                                                        -----------  -----------
                                                         (Dollars in thousands)
                                                        ------------------------

     Deferred income tax assets:
       Reserve for future policy benefits               $    2,126   $    2,547
       Tax basis of intangible assets purchased                460          515
       Investments                                             797          771
       Loss and credit carryforwards                         2,674          962
       Other, net                                              287          965
                                                        -----------  -----------
       Gross deferred tax assets                             6,344        5,760
         Less valuation allowance                              173          173
                                                        -----------  -----------
                                                             6,171        5,587
                                                        -----------  -----------

     Deferred income tax liabilities:
       Deferred policy acquisition costs                     6,392        4,926
       Net unrealized investment gains                         177          178
       Other                                                   372           79
                                                        -----------  -----------
                                                             6,941        5,183
                                                        -----------  -----------
     Net deferred income tax (liability) asset          $     (770)  $      404
                                                        ===========  ===========

          The Company has recorded a valuation allowance related to certain tax benefits. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for certain impaired securities will not be realized. The tax benefit will be recognized when management believes that it is more likely than not that these deferred income tax assets are realizable.

          The Company has net operating loss carryforwards amounting to $6,700 thousand at December 31, 2001, which expire between 2014 and 2016. The Company also has $900 thousand in capital loss carryforwards at December 31, 2001 which will expire in 2005 and 2006.

          Xerox Financial Services, Inc. and GALIC agreed to file an election to treat the GALIC acquisition of the Company as an asset acquisition under the provisions of Internal Revenue Code Section 338(h)(10). As a result of the election, the tax basis of the Company's assets as of the date of the GALIC acquisition was revalued based upon fair market values. The principal effect of the election was to establish a tax asset on the tax-basis balance sheet of approximately $2,900 thousand for the value of the business acquired that is amortizable for tax purposes over ten to fifteen years.

          The Company has been audited by the Internal Revenue Service for the years through and including 1994. The Company is being audited for the years 1995-2000. The Company believes that any adjustments that might be required for open years will not have a material effect on the Company's financial statements.

7.   REINSURANCE

          Effective April 1, 2001, the Company entered into a Yearly Renewable Term ("YRT") reinsurance agreement with Exeter Reassurance Company, Limited (a Metropolitan Life affiliate) to automatically cede varying percentages of the Guaranteed Minimum Death Benefit Rider, Guaranteed Minimum Income Benefit Rider and Earnings Preservation Benefit Rider associated with certain variable annuity contracts. The Company ceded reserves of $2 thousand at December 31, 2001. The Company recognized operating income of approximately $10 thousand from this transaction in 2001.

          Effective December 31, 1999, the Company entered into a modified coinsurance reinsurance agreement with Metropolitan Life. Under the reinsurance agreement, the Company ceded life insurance and annuity business that was issued or renewed from July 25, 1999 through December 31, 1999 to Metropolitan Life. The amount of ceded life insurance and annuity business that was issued or renewed from the Company to Metropolitan Life was approximately $14,000 thousand and $15,000 thousand at December 31, 2000 and 1999, respectively. Net earnings to Metropolitan Life from that business are experience refunded to the Company. The agreement is treated as a financing arrangement since it does not meet the conditions for reinsurance accounting under GAAP. In substance, the agreement represents a guarantee by Metropolitan Life of new business and renewed SPDA business during this period.

          On June 1, 1995, when Cova Corporation purchased the Company, then known as Xerox Financial Life Insurance Company ("XFLIC"), from Xerox Financial Services, Inc. ("XFSI"), a wholly owned subsidiary of Xerox Corporation, it entered into a financing reinsurance transaction with OakRe Life Insurance Company ("OakRe"), then a subsidiary of XFLIC, for OakRe to assume the economic benefits and risks of the existing SPDA deposits of XFLIC. Ownership of OakRe was retained by XFSI subsequent to the sale of XFLIC and other affiliates.

          The agreement is treated as a financing arrangement since it does not meet the conditions for reinsurance accounting under GAAP. In substance, terms of the agreement have allowed the seller, XFSI, to retain substantially all of the existing financial benefits and risks of the existing business, while the purchaser, GALIC, obtained the corporate operating and product licenses, marketing, and administrative capabilities of the Company and access to the retention of the policyholder deposit base that persists beyond the next crediting rate reset date.

          On July 1, 2000, the Company recaptured all of the existing SPDA ceded to OakRe. On that same date, the Company terminated the June 1, 1995 reinsurance agreement with OakRe. The Company recognized operating income of approximately $50 thousand related to the recapture.

          The Company's life insurance operations participate in reinsurance in order to limit losses, minimize exposure to large risks and to provide additional capacity for future growth. Risks in excess of $125 thousand on single survivorship policies and on joint survivorship policies are 100 percent coinsured. Life reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term and coinsurance. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

8.   RELATED-PARTY TRANSACTIONS

          The Company entered into a Service Agreement, an Investment Management Agreement and a Principal Underwriters and Selling Agreement with its affiliated companies for 2001. Metropolitan Life provides management services, employees, policy administration functions and investment advice necessary to conduct the activities of the Company. MetLife Investors Group, Inc. ("MLIG"), formerly Security First Group, and MetLife Investors Distribution Company, formerly MetLife Distributors, Inc., provide distribution services to the Company. Expenses and fees paid to affiliated companies in 2001 by the Company were $1,833 thousand.

          Prior to the Company's 2001 agreement, the Company had a contractual agreement for management, operations, and servicing with its affiliated companies. The affiliated companies were Cova Life Management Company ("CLMC"), a Delaware corporation, which provided management services and the employees necessary to conduct the activities of the Company; Conning Asset Management and Metropolitan Life, which provided investment advice; and Cova Life Administration Service Company, which provided underwriting, policy issuance, claims, and other policy administration functions. Expenses and fees paid to affiliated companies in 2000 and 1999 by the Company were $2,148 thousand and $2,497 thousand, respectively.

          Management believes intercompany expenses are calculated on a reasonable basis, however these cost may not necessarily be indicative of the costs that would be incurred if the Company operated on a standalone basis.

          In 2001, 2000 and 1999, the Company received a cash capital contribution of $9,000 thousand $4,000 thousand and $1,000 thousand, respectively, from MLIIC.

9.   OTHER EXPENSES

          Other expenses were comprised of the following:

                                                                        YEARS ENDED DECEMBER 31,
                                                                           2001           2000
                                                                       ------------   ------------
                                                                          (Dollars in thousands)
                                                                       ---------------------------
     Compensation                                                      $       311    $       942
     Commissions                                                             3,340          3,123
     Amortization of policy acquisition costs (excludes amortization of $397, $(6l7) and $(226), respectively, related to realized
       investment gains (losses))                                              673          4,550
     Capitalization of policy acquisition costs                             (3,617)        (4,298)
     Rent, net of sublease income                                              379            468
     Other                                                                   2,664          1,138
                                                                       ------------   ------------
          Total other expenses                                         $     3,750    $     5,923
                                                                       ============   ============

10.  STOCKHOLDER'S EQUITY

     DIVIDEND RESTRICTIONS

          Only dividends from earned surplus can be paid by State of California insurance companies to shareholders without prior approval of the insurance commissioner. As such, no dividends are permissible in 2002 without prior approval of the insurance commissioner.

     STATUTORY EQUITY AND INCOME

          Applicable insurance department regulations require that the insurance companies prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, and valuing securities on a different basis. Statutory net losses of the Company, as filed with the Department, was $2,759 thousand, $4,470 thousand and $1,479 thousand for the years ended December 31, 2001, 2000 and 1999, respectively; statutory capital and surplus, as filed, was $15,169 thousand and $9,066 thousand at December 31, 2001 and 2000, respectively.

                                                                            DECEMBER 31,
                                                                   -----------------------------
                                                                       2001             2000
                                                                   -------------   -------------
                                                                      (Dollars in thousands)

     Statutory capital and surplus                                 $     15,169    $      9,066
     GAAP adjustments for:
       Future policy benefits and policyholders account balances          2,346           1,369
       Deferred policy acquisition costs                                 21,522          19,325
       Deferred income taxes                                             (1,190)            404
       Valuation of investments                                          (1,401)         (2,625)
       Statutory asset valuation reserves                                   100             105
       Statutory interest maintenance reserve                                 -              53
       Other, net                                                        (1,269)         (3,052)
                                                                   -------------   -------------
     Stockholder's equity                                          $     35,277    $     24,645
                                                                   =============   =============

          The National Association of Insurance Commissioners ("NAIC") adopted the Codification of Statutory Accounting Principles (the "Codification"), which is intended to standardize regulatory accounting and reporting to state insurance departments, became effective on January 1, 2001. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Department required adoption of the Codification for the preparation of statutory financial statements effective January 1, 2001. The adoption of the Codification in accordance with NAIC guidance increased the Company's capital and surplus by approximately $420 thousand as of January 1, 2001 which primarily relates to accounting principles regarding income taxes. Further modifications by state insurance departments may impact the effect of the Codification on the Company's statutory surplus and capital.

11.  OTHER COMPREHENSIVE (LOSS) INCOME

          The following table sets forth the reclassification adjustments required for the years ended December 31, 2001, 2000 and 1999 to avoid double-counting in other comprehensive income (loss) items that are included as part of net income for the current year that have been reported as a part of other comprehensive (loss) income in the current or prior year:

                                                                                                               |PREDECESSOR'S
                                                                                    YEARS ENDED DECEMBER 31,   |    BASIS
                                                                                   --------------------------- | ------------
                                                                                       2001            2000    |     1999
                                                                                   ------------   ------------ | ------------
                                                                                     (Dollars in thousands)    |
                                                                                   --------------------------- |
     Holding gains (losses) on investments arising during the year                 $     1,881    $       857  | $    (2,259)
     Income tax effect of ho1ding gains or losses                                            4           (300) |         300
     Reclassification adjustments:                                                                             |
       Recognized holding losses (gains) included in current year income                  (593)          (350) |         (93)
       Amortization of premium and discount on investments                              (1,013)                |
       Recognized holding (losses) gains allocated to other policyholder amounts           397                 |
       Income tax effect                                                                    (1)           122  |          33
     Allocation of holding (gains) losses on investments relating to other                                     |
       policyholder amounts                                                               (747)                |
     Income tax effect of allocation of holding gains or losses to other                                       |
       policyholder amounts                                                                 (2)                |
                                                                                   ------------   ------------ | ------------
                                                                                                               |
     Other comprehensive (loss) income                                             $       (74)   $       329  | $    (2,019)
                                                                                   ============   ============ | ============

                                     PART C
                                OTHER INFORMATION


ITEM 24.   FINANCIAL STATEMENTS AND EXHIBITS

a.     Financial Statements
       ---------------------------------------------------------------
The following financial statements of the Separate Account are included in Part B hereof:

1.     Report of Independent Auditors.

2.     Statement of Assets and Liabilities as of December 31, 2001.

3.     Statement of Operations for the year ended December 31, 2001.

4. Statements of Changes in Net Assets for the years ended December 31, 2001 and 2000.

5.     Notes to Financial Statements - December 31, 2001 and 2000.

The following financial statements of the Company are included in Part B hereof:

1.     Report of Independent Auditors.

2.     Balance Sheets as of December 31, 2001 and 2000.

3.     Statements of Income for the years ended December 31, 2001, 2000 and
       1999.

4. Statements of Shareholder's Equity for the years ended December 31, 2001, 2000, and 1999.

5.     Statements of Cash Flows for the years ended December 31, 2001, 2000, and
       1999.

6.     Notes to Financial Statements - December 31, 2001, 2000, and 1999.


b.     Exhibits
       ---------------------------------------------------------------

       1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account.*

       2.     Not Applicable.

       3.     Principal Underwriter's Agreement.##

       4. (i) Individual Flexible Purchase Payment Deferred Variable Annuity Contract.+++

              (ii) Enhanced Dollar Cost Averaging Rider+++

              (iii) Three Month Market Entry Rider+++

              (iv) Death Benefit Rider - (Compounded-Plus)+++

              (v) Death Benefit Rider - (Annual Step-Up)+++

              (vi) Guaranteed Minimum Income Benefit Rider - (Living Benefit)+++

              (vii) Additional Death Benefit Rider - (Earnings Preservation Benefit)+++

              (viii) Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider+++

              (ix) Terminal Illness Rider+++

              (x) Individual Retirement Annuity Endorsement+++

              (xi) Roth Individual Retirement Annuity Endorsement+++

              (xii) 401 Plan Endorsement+++

              (xiii) Tax Sheltered Annuity Endorsement+++

              (xiv) Unisex Annuity Rates Rider+++

              (xv) Endorsement (Name Change)

       5.     Variable Annuity Application.+++

       6.     (i) Copy of Articles of Incorporation of the Company.#
              (ii) Copy of the Bylaws of the Company.#

       7.     Not Applicable.

       8.(i) Form of Fund Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., Cova Financial Services Life Insurance Company, on behalf of itself and its Separate Accounts, and Cova Life Sales Company+

       (ii) Form of Fund Participation Agreement among Cova Financial Services Life Insurance Company, Cova Life Sales Company, Alliance Capital Management LP and Alliance Fund Distributors, Inc.++

       (iii) Form of Fund Participation Agreement - American Century Variable Portfolios, Inc.***

       (iv)   Form of Fund Participation Agreement - Dreyfus***

       (v) Form of Participation Agreement among Templeton Variable Products Series Fund, Franklin Templeton Distributors, Inc. and Cova Financial Services Life Insurance Company*

       (vi) Form of Participation Agreement by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co. and Cova Financial Services Life Insurance Company+

       (vii) Form of Fund Participation Agreement - INVESCO Variable Investment Funds, Inc.***

       (viii) Form of Fund Participation Agreement among Investors Fund Series, Zurich Kemper Investments, Inc., Zurich Kemper Distributors, Inc. and Cova Financial Services Life Insurance Company+

       (ix) Form of Fund Participation Agreement - Scudder Variable Life Investment Fund***

       (x) Form of Participation Agreement among Liberty Variable Investment Trust, Liberty Financial Investments, Inc. and Cova Financial Services Life Insurance Company+

       (xi) Form of Fund Participation Agreement among MFS Variable Insurance Trust, Cova Financial Services Life Insurance Company and Massachusetts Financial Services Company++

       (xii) Form of Fund Participation Agreement - PIMCO Variable Insurance Trust***

       (xiii) Form of Fund Participation Agreement among Putnam Variable Trust, Putnam Mutual Funds Corp. and Cova Financial Services Life Insurance Company+

       (xiv) Participation Agreement among Variable Insurance Product Fund, Fidelity Distributors Corporation and Cova Financial Services Life Insurance Company.****

       (xv) Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Cova Financial Services Life Insurance Company.****

       (xvi) Participation Agreement among Variable Insurance Products Funds III, Fidelity Distributor Corporation and Cova Financial Services Life Insurance Company.****

       (xvii) Form of Participation Agreement between MetLife Investors Insurance Company and New England Zenith Fund (to be filed by amendment)

       (xviii) Form of Participation Agreement between MetLife Investors
              Insurance Company and Met Investors Series Trust (to be filed by amendment)

       9.     Opinion and Consent of Counsel.

       10.    Consents of Independent Auditors.

       11.    Not Applicable.

       12.    Agreement Governing Contribution.*

       13.    Calculation of Performance Information.###

       14.    Company Organizational Chart.


    # incorporated by reference to Registrant's Form N-4 (File Nos. 333-34741 and 811-05200) electronically filed on August 29, 1997.

    + incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-34741 and 811-5200) as electronically filed on January 26, 1998.

    ++ incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 (File Nos. 333-34741 and 811-5200) as electronically filed on November 19, 1997.

    * incorporated by reference to Post-Effective Amendment No. 15 (File Nos. 33-39100 and 811-5200) as electronically filed on April 29, 1999.

    *** incorporated by reference to Registrant's Post-Effective Amendment No. 6 (File Nos. 333-34741 and 811-05200) electronically filed on May 1, 2000.

    **** incorporated by reference to Registrant's Amendment No. 26 (File Nos. 33-39100 and 811-52001) as electronically filed on April 29, 1998.

    +++ incorporated by reference to Registrant's N-4 (File Nos. 333-50540 and 811-5200) filed electronically November 22, 2000).

    ## incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos. 333-50540 and 811-5200) filed electronically March 6, 2001.

    ### incorporated by reference to Registrant's Post Effective No. 2 to Form N-4 (File nos. 333-54074 and 811-5200) filed on September 28, 2001

ITEM 25.   DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:

Name and Principal                Positions and Offices
 Business Address                 with Depositor
-------------------------------   ------------------------------------

James A. Shepherdson, III         Co-Chairman of the Board and Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Gregory P. Brakovich              Co-Chairman of the Board and Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Robert Mark Brandenberger         Executive Vice President, Chief Financial
22 Corporate Plaza Drive            Officer
Newport Beach, CA 92660

Mary Ann Brown                    Director
501 Boylston Street
Boston, MA 02116

Susan A. Buffum                   Director
334 Madison Avenue
Convent Station, NJ 07961

Michael R. Fanning                Director
501 Boylston Street
Boston, MA 02116

Phillip D. Meserve                Senior Executive Vice President and Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Richard C. Pearson                Senior Vice President, General Counsel,
22 Corporate Plaza Drive            Secretary and Director
Newport Beach, CA  92660

David Y. Rogers                   Director
501 Boylston Street
Boston, MA 02116

Peter M. Schwarz                  Director
600 Plaza II, 6-C
Jersey City, NJ 07311

Constance Doern                   Senior Vice President
4700 Westown Parkway
West Des Moines, IA 50266

Cheryl J. Finney                  Senior Vice President, Associate General
22 Corporate Plaza Drive            Counsel, Chief Compliance Counsel and
Newport Beach, CA 92660             Assistant Secretary

Anthony Panarese                  Senior Vice President
4700 Westown Parkway
West Des Moines, IA 50266

Debora L. Buffington              Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Betty Davis                       Vice President
1125 - 17th Street
Denver, CO 80202

Louis M. Weisz                    Vice President, Appointed Actuary
501 Boylston Street
Boston, MA 02116

Anthony J. Williamson             Treasurer
One Madison Avenue
New York, NY 1001

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

A company organizational chart is filed as Exhibit 14 herewith.

ITEM 27.   NUMBER OF CONTRACT OWNERS

As of March 31, 2002, there were 30 qualified contract owners and 13 non-qualified contract owners.

ITEM 28.   INDEMNIFICATION

The Bylaws of the Company (Article V, Section 9) provide that:

This corporation shall indemnify, to the fullest extent allowed by California law, its present and former directors and officers against expenses, judgments, fines, settlements, and other amounts incurred in connection with any proceeding or threatened proceeding brought against such directors or officer in their capacity as such. Such indemnification shall be made in accordance with procedures set forth by California law. Sums for expenses incurred in defending any such proceeding may also be advanced to any such director or officer to the extent and under the conditions provided by California law.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

     (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):

   Met Investors Series Trust
   MetLife Investors USA Separate Account A
   MetLife Investors Variable Annuity Account One
   MetLife Investors Variable Life Account One
   MetLife Investors Variable Life Account Five
   First MetLife Investors Variable Annuity Account One

     (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 22 Corporate Plaza Drive, Newport Beach, CA 92660.

Name and Principal                        Positions and Offices
 Business Address                           with Underwriter
 ----------------                           ----------------

James A. Shepherdson, III              Co-Chairman of the Board and Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Gregory P. Brakovich                   Co-Chairman of the Board and Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Robert Mark Brandenberger              Executive Vice President, Chief Financial
22 Corporate Plaza Drive                 Officer and Director
Newport Beach, CA 92660

Charles M. Deuth                       Executive Vice President and Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Elizabeth M. Forget                    Executive Vice President and Director
One Madison Avenue
New York, NY 10010

Stephen E. Hinkhouse                   Executive Vice President and Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Kenneth Jaffe                          Executive Vice President and Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Brian A. Kroll                         Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Phillip D. Meserve                     Senior Executive Vice President and
22 Corporate Plaza Drive                 Director
Newport Beach, CA 92660

Richard C. Pearson                     Executive Vice President, General
22 Corporate Plaza Drive                 Counsel, Secretary and Director
Newport Beach, CA 92660

Edward Wilson                          Executive Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Paul A. LaPiana                        Executive Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Les Sutherland                         Executive Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Brian J. Finneran                      Senior Vice President
One Madison Avenue
New York, NY 10010

Diana Keary                            Senior Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Cheryl J. Finney                       Senior Vice President, Associate General
22 Corporate Plaza Drive                 Counsel, Chief Compliance Counsel and
Newport Beach, CA 92660                  Assistant Secretary

Debora L. Buffington                   Vice President, Director of Compliance
22 Corporate Plaza Drive
Newport Beach, CA 92660

James R. Fitzpatrick                   Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Troy W. Kennedy                        Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Paul M. Kos                            Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

William H. Palmer                      Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Deron J. Richens                       Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Paul A. Smith                          Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Paulina Vakouros                       Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Anthony J. Williamson                  Treasurer
One Madison Avenue
New York, NY 10010

     (c)  Not Applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

MetLife Annuity Operations, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266 maintains physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder

ITEM 31.   MANAGEMENT SERVICES

Not Applicable.

ITEM 32.     UNDERTAKINGS

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

     d. MetLife Investors Insurance Company of California ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                                 REPRESENTATIONS

     The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Newport Beach, and State of California on this 29th day of April, 2002.

                           METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                                  (Registrant)


                           By: METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA



                           By: /s/JAMES A. SHEPHERDSON, III
                               -------------------------------------------


                           METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                                    Depositor


                           By: /s/ JAMES A. SHEPHERDSON, III
                              --------------------------------------------






As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


/s/JAMES A. SHEPHERDSON, III                             4-29-02
-------------------------    Co-Chairman of the Board   --------
James A. Shepherdson, III     and Director               Date



/s/GREGORY P. BRAKOVICH       Co-Chairman of the Board   4-29-02
-------------------------     and Director              --------
Gregory P. Brakovich                                     Date



/s/ MARY ANN BROWN*                                      4-29-02
------------------------      Director                  --------
Mary Ann Brown                                            Date



/s/ SUSAN A. BUFFUM *         Director                   4-29-02
------------------------                                --------
Susan A. Buffum                                           Date



/s/MICHAEL R. FANNING*        Director                   4-29-02
------------------------                                --------
Michael R. Fanning                                       Date


/s/PHILLIP D. MESERVE                                    4-29-02
------------------------      Director                  --------
Phillip D. Meserve                                        Date



/s/RICHARD C. PEARSON                                    4-29-02
------------------------      Director                  --------
Richard C. Pearson                                       Date



/s/DAVID Y. ROGERS*                                      4-29-02
------------------------      Director                  --------
David Y. Rogers                                          Date



/s/PETER M. SCHWARZ*                                     4-29-02
------------------------      Director                  --------
Peter M. Schwarz                                         Date



                                    *By: /s/ RICHARD C. PEARSON
                                         ---------------------------------------
                                         Richard C. Pearson, Attorney-in-fact

                                INDEX TO EXHIBITS



EX-99.B9      Consent of Counsel.
EX-99.B10     Consents of Independent Auditors.
EX-99.B14     Company Organizational Chart.

ORGANIZATIONAL STRUCTURE OF METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                             AS OF DECEMBER 31, 2001

Metropolitan Life Insurance Company (Metropolitan) is a wholly-owned subsidiary of MetLife, Inc, a publicly-traded company. The following is a list of subsidiaries of Metropolitan updated as of December 31 2001. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of Metropolitan. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of such indented entity and, therefore, an indirect subsidiary of Metropolitan. Certain inactive subsidiaries have been omitted from the Metropolitan Organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.   Metropolitan Property and Casualty Insurance Company (RI)

     1) Metropolitan Group Property and Casualty Insurance Company (RI)

          a) Metropolitan Reinsurance Company (U.K.) Limited (United Kingdom)

     2) Metropolitan Casualty Insurance Company (RI)

     3) Metropolitan General Insurance Company (RI)

     4) Metropolitan Direct Property and Casualty Insurance Company (GA)

     5) MetLife Auto & Home Insurance Agency, Inc. (RI)

     6) Metropolitan Lloyds, Inc. (TX)

     7) Met P&C Managing General Agency, Inc. (TX)

     8) Economy Fire & Casualty Company (RI)

          a) Economy Preferred Insurance Company (RI)

          b) Economy Premier Assurance Company (RI)

B.   MetLife General Insurance Agency, Inc. (DE)

     1) MetLife General Insurance Agency of Alabama, Inc. (AL)

     2) MetLife General Insurance Agency of Kentucky, Inc. (KY)

     3) MetLife General Insurance Agency of Mississippi, Inc. (MS)

     4) MetLife General Insurance Agency of Texas, Inc. (TX)

     5) MetLife General Insurance Agency of North Carolina, Inc. (NC)

     6) MetLife General Insurance Agency of Massachusetts, Inc. (MA)

C.   Metropolitan Asset Management Corporation (DE)

     1) MetLife Capital, Limited Partnership (DE). Partnership interests in MetLife Capital, Limited Partnership are held by Metropolitan Life Insurance Company (90%) and General Partnership by Metropolitan Asset Management Corporation (10%).

     2) MetLife Capital Credit L.P. (DE). Partnership interests in MetLife Capital Credit L.P. are held by Metropolitan Life Insurance Company (90%) and General Partnership by Metropolitan Asset Management Corporation (10%).

          a) MetLife Capital CFLI Holdings, LLC (DE)

               i) MetLife Capital CFLI Leasing, LLC (DE)

     3) MetLife Financial Acceptance Corporation (DE). Metropolitan Asset Management Corporation holds 100% of the voting preferred stock of MetLife Financial Acceptance Corporation. Metropolitan Property and Casualty Insurance Company holds 100% of the non-voting common stock of MetLife Financial Acceptance Corporation.

     4) MetLife Investments Limited (United Kingdom). 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

     5) MetLife Investments Asia Limited (Hong Kong). One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

     6) MetLife Investments, S.A. (Argentina) 23rd Street Investment, Inc. holds one share of MetLife Investments, S.A.

D.   SSRM Holdings, Inc. (DE)

     1) State Street Research & Management Company (DE) is the sub-investment manager for the State Street Research Aggressive Growth Portfolio, State Street Research Diversified Portfolio, State Street Research Growth Portfolio, State Street Research Income Portfolio and State Street Research Aurora Small Cap Value Portfolio of Metropolitan Series Fund, Inc.

          a) State Street Research Investment Services, Inc. (MA)

     2) SSR Realty Advisors, Inc. (DE)

          a) Metric Management Inc. (DE)

          b) Metric Property Management, Inc. (DE)

          c) Metric Realty (DE). SSR Realty Advisors, Inc. and Metric Property Management, Inc. each hold 50% of the common stock of Metric Realty.

          d) Metric Capital Corporation (CA)

          e) Metric Assignor, Inc. (CA)

          f) SSR AV, Inc. (DE)

          g) SSR Development Partners LLC (DE)

E.   Metropolitan Tower Realty Company, Inc. (DE)

F.   MetLife Investors Group, Inc. (DE)

     1) MetLife Investors USA Insurance Company (DE)

     2) Security First Insurance Agency, Inc. (Massachusetts) (MA)

     3) Security First Insurance Agency, Inc. (Nevada) (NV)

     4) MetLife Investors Group of Ohio, Inc. (OH)

     5) MetLife Investors Distribution Company (DE)

     6) Met Investors Advisory Corp. (DE)

     7) Security First Financial Agency, Inc. (TX)

G.   MetLife CC Holding Company (DE)

H.   VirtualFinances.com, Inc. (DE)

I.   Metropolitan Tower Life Insurance Company (DE)

J.   MetLife Security Insurance Company of Louisiana (LA)

K.   Texas Life Insurance Company (TX)

     1) Texas Life Agency Services, Inc. (TX)

     2) Texas Life Agency Services of Kansas, Inc. (KS)

L.   MetLife Securities, Inc. (DE)

M.   23rd Street Investments, Inc. (DE)

     1) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR. 23rd Street Investments, Inc. is a 1% general partner.

     2) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

          a) Coating Technologies International, Inc (DE).

N. Santander Met, S.A. (Spain). Shares of Santander Met, S.A. are held by Metropolitan (50%) and by an entity (50%) unaffiliated with Metropolitan.

     1) Seguros Genesis, S.A. (Spain)

     2) Genesis Seguros Generales, Sociedad Anomina de Seguros y Reaseguros (Spain)

O.   Metropolitan Life Seguros de Vida S.A. (Uruguay)

     1) Jefferson Pilot Omega Seguros de Vida S.A (Uruguay)

P.   MetLife Holdings Luxembourg S.A. (Luxembourg)

Q.   Metropolitan Life Holdings, Netherlands BV (Netherlands)

R.   MetLife International Holdings, Inc. (DE)

     1) MetLife Insurance Company of the Philippines, Inc. (Philippines)

     2) Natiloportem Holdings, Inc. (DE)

          a) Servicios Administrativos Gen, S.A. de C.V.

          b) Metropolitan Insurance Services Limited. (United Kingdom) 50% of the shares is held by Metropolitan Life Insurance Company.

          c) Metropolitan Company Limited (Isle of Man)

          d) European Marketing Services S.r.l.- 95% of the shares is held by Natiloportem Holdings and 5% by MetLife International Holdings, Inc.

     3) Metropolitan Life Insurance Company of Hong Kong Limited (Hong Kong)

     4) Metropolitan Life Seguros de Retiro, S.A.

     5) Metropolitan Life Seguros de Vida S.A. (Argentina)

          a) Met AFJP S.A. (Argentina). Shares of Met AFJP S.A. are held by Metropolitan Life Seguros de Retiro S.A. (5%) and by Metropolitan Life Seguros de Vida S.A. (95%).

     6) MetLife India Insurance Company Private Limited (India) -- is owned 26% by MetLife International Holdings, Inc. and 74% by third parties.

     7) MetLife Services Company Czechia, s.r.o. (Czech Republic) 10% of its shares is owned by Natiloportem Holdings, Inc.

     8)  Metropolitan Life Ubezpieczen na Zycie S.A. (Poland)

     9)  MetLife Saengmyoung Insurance Company Ltd. (Korea)

     10) Metropolitan Life Seguros E Previdencia Privada S.A. (Brazil)

          a) Seguradora America do Sul S.A. (Brazil) 99.89% is owned by Metropolitan Life Seguros E Previdencia Privado S.A.

S.   Metropolitan Marine Way Investments Limited (Canada)

T. P.T. MetLife Sejahtera (Indonesia) Shares of P.T. MetLife Sejahtera are held by Metropolitan (94.3%) and by an entity (5.7%) unaffiliated with Metropolitan.

U. Seguros Genesis S.A. (Mexico) Metropolitan holds 93.58%, and Metropolitan Asset Management Corporation holds 3.19%.

V.   Hyatt Legal Plans, Inc. (DE)

     1) Hyatt Legal Plans of Florida, Inc. (FL)

W.   One Madison Merchandising L.L.C. (CT)

X.   Metropolitan Realty Management, Inc. (DE)

     1) Edison Supply and Distribution, Inc. (DE)

     2) Cross & Brown Company (NY)

          a) CBNJ, Inc. (NJ)

Y.   MetPark Funding, Inc. (DE)

Z.   Transmountain Land & Livestock Company (MT)

AA.  MetLife Trust Company, National Association (United States)

AB.  Benefit Services Corporation (GA)

AC.  GA Holding Corp. (MA)

AD.  CRH Co., Inc. (MA)

AE.  334 Madison Euro Investments, Inc. (DE)

     1) Park Twenty Three Investments Company (United Kingdom) 1% Voting Control of Park Twenty Three Investment Company is held by St. James Fleet Investments Two Limited.

          a) Convent Station Euro Investments Four Company (United Kingdom) 1% voting control of Convent Station Euro Investments Four Company (United Kingdom) is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

AF.  L/C Development Corporation (CA)

AG. One Madison Investments (Cayco) Limited (Cayman Islands). 1% Voting Control of One Madison Investment (Cayco) Limited is held by Convent Station Euro Investments Four Company.

AH. New England Portfolio Advisors, Inc. (MA) A.D. CRB Co., Inc. (MA). (AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB Co., Inc.)

AI. St. James Fleet Investments Two Limited (Cayman Islands). Metropolitan Life Insurance Company owns 34% of St. James Fleet Investments Two Limited.

AJ.  MetLife New England Holdings, Inc. (DE)

     1) Fulcrum Financial Advisors, Inc. (MA)

     2) New England Life Insurance Company (MA)

          a) New England Life Holdings, Inc. (DE)

               i) New England Securities Corporation (MA)

                    (1) Hereford Insurance Agency, Inc. (MA)

                    (2) Hereford Insurance Agency of Alabama, Inc. (AL)

                    (3) Hereford Insurance Agency of Hawaii, Inc. (HI)

               ii) N.L. Holding Corp. (DEL) (NY)

                    (1) Nathan & Lewis Securities, Inc. (NY)

                    (2) Nathan & Lewis Associates, Inc. (NY)

                         (a) Nathan and Lewis Insurance Agency of Massachusetts,
                             Inc. (MA)

                        (b) Nathan and Lewis Associates of Texas, Inc. (TX)

     (3) Nathan & Lewis Associates-Arizona, Inc. (AZ)

     (4) Nathan & Lewis of Nevada, Inc. (NV)

          iii) MetLife Advisers, LLC (MA)

               b) Omega Reinsurance Corporation (AZ)

               c) New England Pension and Annuity Company (DE)

               d) Newbury Insurance Company, Limited (Bermuda)

AK.  GenAmerica Financial Corporation (MO)

     1) General American Life Insurance Company (MO)

          a) Paragon Life Insurance Company (MO)

          b) Security Equity Life Insurance Company (NY)

          c) Cova Corporation (MO)

               i)   MetLife Investors Insurance Company (MO)

                    (1) MetLife Investors Insurance Company of California (CA)

                    (2) First MetLife Investors Insurance Company (NY)

               ii)  Cova Life Management Company (DE)

                    (1) Cova Life Administration Services Company (IL)

                         d) General Life Insurance Company (TX)

                         e) Equity Intermediary Company (MO)

               i) Reinsurance Group of America, Incorporated. (MO) 9.6% of the voting shares of Reinsurance Group of America, Incorporated is held directly by Metropolitan Life Insurance Company. 48.9% is held by Equity Intermediary Company.

     (1) Reinsurance Company of Missouri Incorporated (MO)

          (a) RGA Reinsurance Company (MO)

               (i) Fairfield Management Group, Inc. (MO)

               1. Reinsurance Partners, Inc. (MO)

               2. Great Rivers Reinsurance Management, Inc. (MO)

               3. RGA (U.K.) Underwriting Agency Limited (United Kingdom)

     (2) Triad Re, Ltd. (Barbados) Reinsurance Group of America, Incorporated owns 100% of the preferred stock of Triad RE, Ltd. and 67% of the common stock.

     (3) RGA Americas Reinsurance Company, Ltd. (Barbados)

     (4) RGA Reinsurance Company (Barbados) Ltd. (Barbados)

          (a) RGA Financial Group, L.L.C. (DE) 80% of RGA Financial Group, L.L.C. is owned by RGA Reinsurance Company (Barbados) Ltd. RGA Reinsurance Company owns 20% of RGA Financial Group, L.L.C.

     (5) RGA International Ltd. (CBCA) (Canada)

          (a)  RGA Canada Management Inc. (CBCA) Canada)

               (i)  RGA Life Reinsurance Company of Canada Limited (CBCA)
                    (Canada)

     (6) RGA Holdings Limited (United Kingdom)

          (a) RGA UK Services Limited (United Kingdom)

          (b) RGA Capital Limited U.K. (United Kingdom)

          (c) RGA Reinsurance (UK) Limited (United Kingdom)

     (7) RGA South African Holdings (Pty) Ltd. (South Africa)

          (a) RGA Reinsurance Company of South Africa Limited (South Africa)

     (8) RGA Australian Holdings Pty Limited (Australia)

          (a) RGA Reinsurance Company of Australia Limited (Australia)

     (9) General American Argentina Seguros de Vida, S.A. (Argentina)

     (10) RGA Argentina, S.A. (Argentina)

     (11) Regal Atlantic Company (Bermuda) Ltd. (Bermuda)

     (12) Malaysia Life Reinsurance Group Berhad. (Malaysia) Reinsurance Group of America, Incorporated owns 30% of Malaysia Life Reinsurance Group Berhad.

     (13) RGA Sigma Reinsurance SPC (Cayman Islands)

     (14) RGA International Co. (Nova Scotia)

          (a) RGA Financial Products Limited (Canada)

               f)   GenAm Holding Company (DE)

                    i)   Krisman, Inc. (MO)

                    ii) Genelco de Mexico S.A. de C.V. (Mexico) 99% of the shares of Genelco de Mexico S.A. de C.V. are held by Krisman, Inc. and 1% is held by General American Life Insurance Company.

                    iii) White Oak Royalty Company (OK)

                    iv)  GM Marketing Incorporated (MO)

               g)   John S. McSwaney & Associates, Inc. (ND)

               h) GenAmerica Management Corporation (MO) 22.5% of the voting shares of the GenAmerica Management Corporation are owned by General American Life Insurance Company and 10% of the voting shares of the GenAmerica Management Corporation are owned by A.G. Edwards. 67% of the common stock is owned by GenAmerica Financial Corporation.

     2) Collaborative Strategies, Inc. (MO)

     3) Missouri Reinsurance (Barbados) Inc. (Barbados)

     4) GenAmerica Capital I (DE)

     5) Walnut Street Securities, Inc. (MO)

          a) WSS Insurance Agency of Alabama, Inc. (AL)

          b) WSS Insurance Agency of Massachusetts, Inc. (MA)

          c) WSS Insurance Agency of Nevada, Inc. (NV)

          d) WSS Insurance Agency of Ohio, Inc. (OH)

          e) WSS Insurance Agency of Texas, Inc. (TX)

          f) Walnut Street Advisers, Inc. (MO)

     6) General American Distributors, Inc. (MO)

AL. MetLife Central European Services Spolka z Organiczona odpowiedzialmoscia (Poland)

AM.  MetLife (India) Private Ltd. (India)

AN.  Tossle Company (Cayman Islands)

AO.  MetDent, Inc. (DE)

AP.  334 Madison Avenue BTP-D Investor, LLC (DE)

AQ.  334 Madison Avenue BTP-E Investor, LLC (DE)

AR.  MetLife Holdings, Inc. (DE)

     1) MetLife Credit Corp. (DE)

     2) MetLife Funding Inc. (DE)

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, Metropolitan (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Structures is a general partnership in which Metropolitan owns a 50% interest.

2) Metropolitan owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

3) Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

4) Metropolitan indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), an indirect wholly owned subsidiary of Metropolitan.

5) 100% of the capital stock of Hereford Insurance Agency of Oklahoma, Inc. is owned by an officer. New England Life Insurance Company controls the issuance of additional stock and has certain rights to purchase such officer's shares.

6) 100% of the capital stock of Fairfield Insurance Agency of Texas, Inc. is owned by an officer. New England Life Insurance Company controls the issuance of additional stock and has certain rights to purchase such officer's shares.

7) Mezzanine Investment Limited Partnerships (MILPs), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan serves as the general partner of the limited partnerships and Metropolitan directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies. The various MILPs own, directly or indirectly, 100% of the voting stock of the following:
     Coating Technologies International, Inc.

NOTE: THE METROPOLITAN LIFE ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METROPOLITAN LIFE AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.